UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.19%
	Advertising — 0.26%
27,400	Omnicom Group, Inc.	$1,388
19,800	The Interpublic Group of Cos., Inc.	226
		1,614
	Aerospace & Defense — 4.62%
2,600	Alliant Techsystems, Inc.	130
32,100	Exelis, Inc.	402
55,297	General Dynamics Corp.	4,058
103,044	Honeywell International, Inc.	6,291
7,100	ITT Corp.	163
17,500	L-3 Communications Holdings, Inc.	1,238
25,840	Lockheed Martin Corp.	2,322
65,688	Northrop Grumman Corp.	4,012
62,293	Raytheon Co.	3,288
47,644	The Boeing Co.	3,543
42,645	United Technologies Corp.	3,537
		28,984
	Agricultural Products — 0.57%
85,108	Archer-Daniels-Midland Co.	2,695
8,845	Bunge Ltd.	605
4,600	Corn Products International, Inc.	265
		3,565
	Air Freight & Logistics — 0.57%
44,100	United Parcel Service, Inc., Class - B	3,560
	Airlines — 0.20%
2,500	Copa Holdings SA, Class - A	198
104,500	Delta Air Lines, Inc. (a)	1,036
		1,234
	Aluminum — 0.05%
29,403	Alcoa, Inc.	295
	Apparel Retail — 0.19%
19,000	American Eagle Outfitters, Inc.	326
7,600	Chico's FAS, Inc.	115
15,100	Foot Locker, Inc.	469
9,700	Guess?, Inc.	303
		1,213
	Application Software — 0.01%
6,000	Compuware Corp. (a)	55
	Asset Management & Custody Banks — 1.51%
122,700	American Capital Ltd. (a)	1,064
94,233	Ares Capital Corp.	1,541
80,052	Bank of New York Mellon Corp.	1,932
12,102	BlackRock, Inc., Class - A	2,480
11,600	Eaton Vance Corp.	331
9,600	Federated Investors, Inc., Class - B	215
65,000	Janus Capital Group, Inc.	579
21,083	Northern Trust Corp.	1,000
9,100	Waddell & Reed Financial, Inc., Class - A	295
		9,437
	Auto Parts & Equipment — 1.17%
12,500	Autoliv, Inc.	838
89,004	Johnson Controls, Inc.	2,891
40,588	Lear Corp.	1,887
34,979	TRW Automotive Holdings Corp. (a)	1,625
2,221	Visteon Corp. (a)	117
		7,358
	Automobile Manufacturers — 0.63%
55,802	Ford Motor Co.	697
125,984	General Motors Co. (a)	3,231
		3,928
	Biotechnology — 0.58%
56,778	Gilead Sciences, Inc. (a)	2,774
20,400	Vertex Pharmaceuticals, Inc. (a)	836
		3,610
	Brewers — 0.15%
21,112	Molson Coors Brewing Co., Class - B	955
	Building Products — 0.15%
41,800	Fortune Brands Home & Security, Inc. (a)	923
	Cable & Satellite — 1.26%
21,200	Cablevision Systems Corp., Class - A	311
34,200	DIRECTV, Class - A (a)	1,687
72,781	Time Warner Cable, Inc.	5,932
		7,930
	Casinos & Gaming — 0.39%
179,300	MGM Resorts International (a)	2,442
	Catalog Retail — 0.08%
25,800	Liberty Media Corp. - Interactive, Class - A (a)	493
	Coal & Consumable Fuels — 0.04%
22,400	Arch Coal, Inc.	240
	Commercial Printing — 0.07%
34,400	R.R. Donnelley & Sons Co.	426
	Commodity Chemicals — 0.01%
2,171	Kronos Worldwide, Inc.	54
	Communications Equipment — 1.39%
267,842	Cisco Systems, Inc.	5,665
165,803	Corning, Inc.	2,335
1,100	EchoStar Corp., Class - A (a)	31
14,800	Harris Corp.	667
		8,698
	Computer & Electronics Retail — 0.35%
41,400	Best Buy Co., Inc.	980
51,460	GameStop Corp., Class - A	1,124
15,200	RadioShack Corp.	95
		2,199
	Computer Hardware — 1.21%
45,500	Dell, Inc. (a)	755
6,900	Diebold, Inc.	266
275,689	Hewlett-Packard Co.	6,570
		7,591
	Computer Storage & Peripherals — 0.16%
10,100	Lexmark International, Inc., Class - A	336
3,400	QLogic Corp. (a)	60
6,600	SanDisk Corp. (a)	327
6,400	Western Digital Corp. (a)	265
		988
	Construction & Engineering — 0.10%
9,200	AECOM Technology Corp. (a)	206
11,700	KBR, Inc.	416
		622
	Construction & Farm Machinery & Heavy Trucks — 0.19%
7,300	AGCO Corp. (a)	345
2,000	CNH Global NV - NYS (a)	79
4,900	Cummins, Inc.	588

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks (continued)
7,000	Oshkosh Corp. (a)	$162
		1,174
	Consumer Electronics — 0.08%
10,500	Garmin Ltd.	493
	Consumer Finance — 0.85%
80,651	Capital One Financial Corp.	4,495
51,300	SLM Corp.	809
		5,304
	Data Processing & Outsourced Services — 1.04%
48,600	Automatic Data Processing, Inc.	2,682
12,000	Broadridge Financial Solutions, Inc.	287
15,100	Computer Sciences Corp.	452
2,700	CoreLogic, Inc. (a)	44
1,100	DST Systems, Inc.	60
32,700	Fidelity National Information Services, Inc.	1,083
2,800	Lender Processing Services, Inc.	73
31,400	Paychex, Inc.	973
48,950	Western Union Co.	861
		6,515
	Department Stores — 0.30%
1,300	Dillard's, Inc., Class - A	82
35,683	Kohl's Corp.	1,785
		1,867
	Distillers & Vintners — 0.27%
71,831	Constellation Brands, Inc., Class - A (a)	1,695
	Distributors — 0.15%
15,300	Genuine Parts Co.	960
	Diversified Banks — 1.87%
21,700	Comerica, Inc.	702
111,827	U.S. Bancorp	3,543
219,386	Wells Fargo & Co.	7,490
		11,735
	Diversified Chemicals — 1.43%
1,900	Cabot Corp.	81
66,818	E.I. du Pont de Nemours & Co.	3,535
20,400	Huntsman Corp.	286
15,400	PPG Industries, Inc.	1,475
3,400	Solutia, Inc.	95
100,779	The Dow Chemical Co.	3,491
		8,963
	Diversified Metals & Mining — 0.85%
3,400	Compass Minerals International, Inc.	244
117,900	Freeport-McMoRan Copper & Gold, Inc.	4,485
16,728	Southern Copper Corp.	530
1,700	Walter Energy, Inc.	101
		5,360
	Diversified Real Estate Investment Trusts — 0.10%
9,100	Liberty Property Trust	325
3,700	Vornado Realty Trust	312
		637
	Diversified Support Services — 0.07%
16,200	Iron Mountain, Inc.	467
	Drug Retail — 1.01%
38,903	CVS Caremark Corp.	1,743
136,378	Walgreen Co.	4,567
		6,310
	Education Services — 0.16%
22,200	Apollo Group, Inc., Class - A (a)	858
3,000	Career Education Corp. (a)	24
3,000	DeVry, Inc.	102
1,700	Education Management Corp. (a)	23
		1,007
	Electric Utilities — 1.58%
32,781	American Electric Power, Inc.	1,265
27,182	Duke Energy Corp.	571
37,917	Edison International	1,612
12,157	Entergy Corp.	817
17,031	Exelon Corp.	668
8,543	FirstEnergy Corp.	389
2,300	Great Plains Energy, Inc.	47
1,800	Hawaiian Electric Industries, Inc.	46
8,560	NextEra Energy, Inc.	523
3,600	Northeast Utilities	134
82,300	NV Energy, Inc.	1,327
5,100	Pepco Holdings, Inc.	96
2,400	Pinnacle West Capital Corp.	115
39,300	PPL Corp.	1,110
6,000	Progress Energy, Inc.	319
17,260	The Southern Co.	775
2,600	Westar Energy, Inc.	72
		9,886
	Electrical Components & Equipment — 0.65%
69,400	Emerson Electric Co.	3,621
4,000	General Cable Corp. (a)	116
9,900	GrafTech International Ltd. (a)	118
3,000	Regal-Beloit Corp.	197
		4,052
	Electronic Components — 0.03%
4,700	AVX Corp.	62
1,500	Dolby Laboratories, Inc., Class - A (a)	57
4,900	Vishay Intertechnology, Inc. (a)	60
		179
	Electronic Manufacturing Services — 0.10%
5,300	Jabil Circuit, Inc.	133
16,900	Molex, Inc.	475
		608
	Environmental & Facilities Services — 0.44%
11,000	Covanta Holding Corp.	179
31,200	Republic Services, Inc., Class - A	953
46,176	Waste Management, Inc.	1,614
		2,746
	Fertilizers & Agricultural Chemicals — 0.32%
20,037	Monsanto Co.	1,598
7,633	The Mosaic Co.	422
		2,020
	Food Distributors — 0.27%
56,800	Sysco Corp.	1,696
	Food Retail — 0.96%
55,600	Safeway, Inc.	1,124
21,700	SUPERVALU, Inc.	124
197,576	The Kroger Co.	4,787
		6,035
	Gas Utilities — 0.11%
2,600	AGL Resources, Inc.	102
5,800	Atmos Energy Corp.	182
1,900	National Fuel Gas Co.	91
2,200	ONEOK, Inc.	180

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities (continued)
3,300	Questar Corp.	$64
1,900	UGI Corp.	52
		671
	General Merchandise Stores — 0.28%
29,839	Target Corp.	1,739
	Gold — 0.39%
47,303	Newmont Mining Corp.	2,425
	Health Care Distributors — 0.15%
10,550	McKesson Corp.	926
	Health Care Equipment — 1.81%
21,300	Becton, Dickinson & Co.	1,654
145,800	Boston Scientific Corp. (a)	872
21,400	CareFusion Corp. (a)	555
57,578	Covidien PLC	3,148
131,240	Medtronic, Inc.	5,143
		11,372
	Health Care Facilities — 0.21%
9,000	Community Health Systems, Inc. (a)	200
23,900	Health Management Associates, Inc., Class - A (a)	161
4,600	LifePoint Hospitals, Inc. (a)	181
41,100	Tenet Healthcare Corp. (a)	218
8,700	Universal Health Services, Inc., Class - B	365
8,200	VCA Antech, Inc. (a)	190
		1,315
	Health Care Services — 0.07%
17,800	Lincare Holdings, Inc.	461
	Home Entertainment Software — 0.02%
11,700	Activision Blizzard, Inc.	150
	Home Furnishings — 0.05%
13,900	Leggett & Platt, Inc.	320
	Home Improvement Retail — 0.57%
71,199	The Home Depot, Inc.	3,582
	Homebuilding — 0.13%
1,100	NVR, Inc. (a)	799
	Homefurnishing Retail — 0.06%
10,200	Williams-Sonoma, Inc.	382
	Hotels, Resorts & Cruise Lines — 0.33%
59,957	Carnival Corp.	1,923
5,836	Royal Caribbean Cruises Ltd.	172
		2,095
	Household Appliances — 0.17%
4,500	Snap-on, Inc.	274
10,700	Whirlpool Corp.	823
		1,097
	Household Products — 2.30%
36,692	Colgate-Palmolive Co.	3,588
38,234	Kimberly-Clark Corp.	2,825
13,000	The Clorox Co.	894
105,817	The Procter & Gamble Co.	7,112
		14,419
	Housewares & Specialties — 0.19%
3,900	Jarden Corp.	157
38,000	Newell Rubbermaid, Inc.	677
5,600	Tupperware Brands Corp.	355
		1,189
	Hypermarkets & Super Centers — 0.83%
85,101	Wal-Mart Stores, Inc.	5,208
	Independent Power Producers & Energy Traders — 0.03%
11,400	NRG Energy, Inc. (a)	179
	Industrial Conglomerates — 2.44%
39,929	3M Co.	3,562
493,410	General Electric Co.	9,903
33,070	Tyco International Ltd.	1,858
		15,323
	Industrial Gases — 0.30%
20,600	Air Products & Chemicals, Inc.	1,891
	Industrial Machinery — 1.04%
59,700	Eaton Corp.	2,975
8,700	Harsco Corp.	204
43,437	Illinois Tool Works, Inc.	2,481
7,050	Stanely Black & Decker, Inc.	543
6,800	The Timken Co.	345
		6,548
	Industrial Real Estate Investment Trust — 0.05%
9,312	Prologis, Inc.	335
	Insurance Brokers — 0.34%
10,700	Arthur J. Gallagher & Co.	382
53,400	Marsh & McLennan Cos., Inc.	1,751
		2,133
	Integrated Oil & Gas — 4.24%
111,800	BP PLC - Sponsored ADR	5,031
48,623	Chevron Corp.	5,214
102,286	ConocoPhillips	7,775
36,484	Exxon Mobil Corp.	3,164
28,674	Hess Corp.	1,690
68,600	Marathon Oil Corp.	2,175
16,325	Occidental Petroleum Corp.	1,555
		26,604
	Integrated Telecommunication Services — 3.42%
203,877	AT&T, Inc.	6,367
35,929	BCE, Inc.	1,439
211,622	CenturyLink, Inc.	8,179
310,500	Frontier Communications Corp.	1,295
91,713	Verizon Communications, Inc.	3,506
55,200	Windstream Corp.	647
		21,433
	Internet Retail — 0.02%
4,200	Expedia, Inc.	140
	Internet Software & Services — 0.28%
32,000	eBay, Inc. (a)	1,181
3,600	Monster Worldwide, Inc. (a)	35
35,877	Yahoo!, Inc. (a)	546
		1,762
	Investment Banking & Brokerage — 0.42%
3,100	Greenhill & Co., Inc.	135
127,900	Morgan Stanley	2,512
		2,647
	IT Consulting & Other Services — 0.10%
4,817	Amdocs Ltd. (a)	152
36,000	SAIC, Inc. (a)	475
		627
	Leisure Products — 0.25%
11,200	Hasbro, Inc.	411

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
33,800	Mattel, Inc.	$1,138
		1,549
	Life & Health Insurance — 2.21%
45,516	Aflac, Inc.	2,093
43,000	Lincoln National Corp.	1,133
89,857	MetLife, Inc.	3,356
29,700	Principal Financial Group, Inc.	876
11,700	Protective Life Corp.	347
75,700	Prudential Financial, Inc.	4,799
6,200	StanCorp Financial Group, Inc.	254
40,200	Unum Group	984
		13,842
	Life Sciences Tools & Services — 0.03%
1,900	Bio-Rad Laboratories, Inc., Class - A (a)	197
	Managed Health Care — 2.98%
36,258	Aetna, Inc.	1,819
4,200	AMERIGROUP Corp. (a)	282
27,200	CIGNA Corp.	1,340
14,200	Coventry Health Care, Inc.	505
25,805	Health Net, Inc. (a)	1,025
16,100	Humana, Inc.	1,489
106,759	UnitedHealth Group, Inc.	6,292
80,636	WellPoint, Inc.	5,951
		18,703
	Marine — 0.03%
4,400	Alexander & Baldwin, Inc.	213
	Metal & Glass Containers — 0.18%
5,200	Greif, Inc., Class - A	291
35,187	Owens-Illinois, Inc. (a)	821
		1,112
	Mortgage Real Estate Investment Trusts — 0.30%
17,300	American Capital Agency Corp.	511
73,700	Annaly Capital Management, Inc.	1,166
76,200	Chimera Investment Corp.	216
		1,893
	Movies & Entertainment — 2.49%
2,700	AOL, Inc. (a)	51
3,100	DreamWorks Animation SKG, Inc. (a)	57
5,045	Liberty Media Corp. - Liberty Capital (a)	445
7,900	Regal Entertainment Group, Class - A	108
41,500	The Walt Disney Co.	1,817
225,858	Time Warner, Inc.	8,526
97,291	Viacom, Inc., Class - B	4,617
		15,621
	Multi-line Insurance — 0.67%
11,100	American Financial Group, Inc.	428
60,508	American International Group, Inc. (a)	1,865
700	American National Insurance Co.	51
5,300	Kemper Corp.	161
43,000	Loews Corp.	1,714
		4,219
	Multi-Sector Holdings — 0.24%
58,500	Leucadia National Corp.	1,527
	Multi-Utilities—1.12%
2,500	Alliant Energy Corp.	108
16,300	Ameren Corp.	531
60,200	CenterPoint Energy, Inc.	1,187
5,500	CMS Energy Corp.	121
6,000	Consolidated Edison, Inc.	351
11,742	Dominion Resources, Inc.	601
23,448	DTE Energy Co.	1,290
1,400	Integrys Energy Group, Inc.	74
4,200	MDU Resources Group, Inc.	94
6,061	NiSource, Inc.	148
2,300	NSTAR	112
2,100	OGE Energy Corp.	112
8,142	PG&E Corp.	354
10,302	Public Service Enterprise Group, Inc.	315
2,500	SCANA Corp.	114
16,300	Sempra Energy	977
3,800	TECO Energy, Inc.	67
1,400	Vectren Corp.	41
4,800	Wisconsin Energy Corp.	169
9,900	Xcel Energy, Inc.	262
		7,028
	Office Electronics — 0.05%
38,600	Xerox Corp.	312
	Office Real Estate Investment Trusts — 0.26%
4,700	Alexandria Real Estate Equities, Inc.	344
2,200	Brandywine Realty Trust	25
6,200	CommonWealth REIT	115
1,200	Corporate Office Properties Trust	28
2,000	Digital Realty Trust, Inc.	148
2,400	Douglas Emmett, Inc.	55
5,800	Duke Realty Corp.	83
6,500	Mack-Cali Realty Corp.	187
12,900	Piedmont Office Realty Trust, Inc., Class - A	229
5,100	SL Green Realty Corp.	396
		1,610
	Office Services & Supplies — 0.14%
19,400	Avery Dennison Corp.	584
17,800	Pitney Bowes, Inc.	313
		897
	Oil & Gas Drilling — 0.59%
37,000	Patterson-UTI Energy, Inc.	640
48,200	Transocean Ltd.	2,637
9,900	Unit Corp. (a)	423
		3,700
	Oil & Gas Equipment & Services — 0.24%
34,100	Baker Hughes, Inc.	1,430
6,300	RPC, Inc.	67
		1,497
	Oil & Gas Exploration & Production — 0.97%
16,460	Apache Corp.	1,653
70,200	Chesapeake Energy Corp.	1,627
21,600	Devon Energy Corp.	1,536
14,500	EXCO Resources, Inc.	96
7,500	Nexen, Inc.	138
28,000	Quicksilver Resources, Inc. (a)	141
28,550	Southwestern Energy Co. (a)	874
		6,065
	Oil & Gas Refining & Marketing — 1.59%
45,416	HollyFrontier Corp.	1,460
135,142	Marathon Petroleum Corp.	5,860
34,348	Tesoro Corp. (a)	922
66,600	Valero Energy Corp.	1,716
		9,958

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Storage & Transportation — 0.73%
16,586	Kinder Morgan, Inc.	$641
63,300	Spectra Energy Corp.	1,997
4,363	Teekay Shipping Corp.	152
57,221	The Williams Cos., Inc.	1,763
		4,553
	Other Diversified Financial Services — 4.10%
286,265	Citigroup, Inc.	10,463
332,038	JPMorgan Chase & Co.	15,267
		25,730
	Packaged Foods & Meats — 2.42%
17,300	Campbell Soup Co.	586
64,600	ConAgra Foods, Inc.	1,696
11,800	Flowers Foods, Inc.	240
62,136	General Mills, Inc.	2,451
31,300	H.J. Heinz Co.	1,676
23,979	Kellogg Co.	1,286
92,383	Kraft Foods, Inc.	3,512
12,900	McCormick & Co., Inc.	702
9,920	Smithfield Foods, Inc. (a)	219
14,800	The Hershey Co.	908
11,300	The J.M. Smucker Co.	919
50,637	Tyson Foods, Inc., Class - A	970
		15,165
	Paper Packaging — 0.22%
10,300	Bemis Co., Inc.	333
9,900	Packaging Corp. of America	293
24,000	Sealed Air Corp.	463
9,700	Sonoco Products Co.	322
		1,411
	Paper Products — 0.40%
1,000	Domtar Corp.	96
54,700	International Paper Co.	1,920
16,500	MeadWestvaco Corp.	521
		2,537
	Personal Products — 0.13%
41,900	Avon Products, Inc.	811
	Pharmaceuticals — 7.59%
58,037	Abbott Laboratories	3,557
91,000	AstraZeneca PLC - Sponsored ADR	4,049
105,247	Bristol-Myers Squibb Co.	3,552
88,041	Eli Lilly & Co.	3,545
25,500	Forest Laboratories, Inc. (a)	885
143,106	Johnson & Johnson	9,439
119,216	Merck & Co., Inc.	4,578
7,500	Novartis AG - ADR	416
708,237	Pfizer, Inc.	16,049
38,901	Sanofi-Aventis - Sponsored ADR	1,507
		47,577
	Property & Casualty Insurance — 1.98%
54,060	ACE Ltd.	3,957
25,100	Assured Guaranty Ltd.	415
12,600	AXIS Capital Holdings Ltd.	418
14,200	Cincinnati Financial Corp.	490
4,200	Endurance Specialty Holdings Ltd.	171
2,700	Erie Indemnity Co., Class - A	211
21,700	Fidelity National Financial, Inc., Class - A	391
4,700	Hanover Insurance Group, Inc.	193
2,700	Mercury General Corp.	118
27,400	Old Republic International Corp.	289
50,936	The Allstate Corp.	1,677
26,541	The Chubb Corp.	1,834
38,238	The Travelers Cos., Inc.	2,264
		12,428
	Publishing — 0.75%
151,692	Gannett Co., Inc.	2,325
13,200	The McGraw-Hill Cos., Inc.	640
500	The Washington Post Co., Class - B	187
52,978	Thomson Reuters Corp.	1,531
		4,683
	Railroads — 0.34%
32,146	Norfolk Southern Corp.	2,116
	Real Estate Development — 0.01%
1,200	The Howard Hughes Corp. (a)	77
	Real Estate Services — 0.03%
2,500	Jones Lang LaSalle, Inc.	208
	Regional Banks — 2.41%
5,000	Bank of Hawaii Corp.	242
119,120	BB&T Corp.	3,739
2,500	BOK Financial Corp.	141
75,600	CIT Group, Inc. (a)	3,118
7,600	Commerce Bancshares, Inc.	308
5,600	Cullen/Frost Bankers, Inc.	326
188,300	Fifth Third Bancorp	2,646
40,700	Fulton Financial Corp.	427
102,400	KeyCorp	870
12,200	M&T Bank Corp.	1,060
27,560	PNC Financial Services Group, Inc.	1,777
109,300	Popular, Inc. (a)	224
18,500	Valley National Bancorp	240
		15,118
	Reinsurance — 0.21%
6,600	PartnerRe Ltd.	448
10,100	Reinsurance Group of America, Inc.	600
8,100	Validus Holdings Ltd.	251
		1,299
	Residential Real Estate Investment Trusts — 0.12%
2,400	Apartment Investment & Management Co., Class - A	63
1,900	AvalonBay Communities, Inc.	269
1,300	BRE Properties, Inc.	66
1,600	Camden Property Trust	105
700	Essex Property Trust, Inc.	106
4,800	UDR, Inc.	128
		737
	Restaurants — 0.71%
7,800	Brinker International, Inc.	215
12,500	Darden Restaurants, Inc.	639
36,400	McDonald's Corp.	3,571
		4,425
	Retail Real Estate Investment Trusts — 0.31%
5,300	DDR Corp.	77
1,400	Federal Realty Investment Trust	136
11,500	General Growth Properties, Inc.	195
8,700	Kimco Realty Corp.	168
2,900	Realty Income Corp.	112
1,600	Regency Centers Corp.	71
197	Rouse Properties, Inc. (a)	3
6,029	Simon Property Group, Inc.	878
1,300	Taubman Centers, Inc.	95

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Retail Real Estate Investment Trusts (continued)
2,700	The Macerich Co.	$156
2,300	Weingarten Realty Investors	61
		1,952
	Security & Alarm Services — 0.03%
7,700	Corrections Corp. of America (a)	210
	Semiconductor Equipment — 1.56%
538,287	Applied Materials, Inc.	6,696
20,900	KLA-Tencor Corp.	1,138
41,511	Lam Research Corp. (a)	1,852
5,800	Teradyne, Inc. (a)	98
		9,784
	Semiconductors — 2.42%
16,800	Advanced Micro Devices, Inc. (a)	135
29,200	Analog Devices, Inc.	1,180
15,000	Cypress Semiconductor Corp.	234
4,100	Fairchild Semiconductor International, Inc. (a)	60
1,600	First Solar, Inc. (a)	40
186,980	Intel Corp.	5,256
2,300	International Rectifier Corp. (a)	53
16,900	Intersil Corp., Class - A	189
22,200	Linear Technology Corp.	748
14,000	Marvell Technology Group Ltd. (a)	220
28,700	Maxim Integrated Products, Inc.	821
18,500	Microchip Technology, Inc.	688
233,400	Micron Technology, Inc. (a)	1,891
16,500	NVIDIA Corp. (a)	254
74,010	Texas Instruments, Inc.	2,487
25,900	Xilinx, Inc.	944
		15,200
	Soft Drinks — 1.72%
48,900	Coca-Cola Enterprises, Inc.	1,399
21,500	Dr. Pepper Snapple Group, Inc.	864
53,980	PepsiCo, Inc.	3,582
67,047	The Coca-Cola Co.	4,962
		10,807
	Specialized Consumer Services — 0.08%
29,700	H&R Block, Inc.	489
	Specialized Finance — 0.92%
9,599	CME Group, Inc.	2,777
3,900	Interactive Brokers Group, Inc., Class - A	66
24,600	Moody's Corp.	1,036
25,500	NYSE Euronext	765
43,000	The NASDAQ OMX Group, Inc. (a)	1,114
		5,758
	Specialized Real Estate Investment Trusts — 0.62%
31,500	HCP, Inc.	1,243
4,300	Health Care REIT, Inc.	236
9,300	Hospitality Properties Trust	246
3,500	Plum Creek Timber Co., Inc.	146
2,843	Public Storage	393
2,700	Rayonier, Inc.	119
12,300	Senior Housing Properties Trust	271
5,114	Ventas, Inc.	292
41,800	Weyerhaeuser Co.	916
		3,862
	Specialty Chemicals — 0.31%
1,400	Cytec Industries, Inc.	85
34,621	LyondellBasell Industries NV, Class - A	1,511
12,700	RPM, Inc.	333
		1,929
	Specialty Stores — 0.26%
100,400	Staples, Inc.	1,624
	Steel — 0.55%
10,700	AK Steel Holding Corp.	81
18,300	Cliffs Natural Resources, Inc.	1,267
11,872	Commercial Metals Co.	176
30,800	Nucor Corp.	1,323
2,243	Reliance Steel & Aluminum Co.	127
700	Schnitzer Steel Industries, Inc., Class - A	28
29,451	Steel Dynamics, Inc.	428
		3,430
	Systems Software — 1.27%
47,900	CA, Inc.	1,320
206,810	Microsoft Corp.	6,670
		7,990
	Technology Distributors — 0.07%
3,200	Arrow Electronics, Inc. (a)	134
4,200	Avnet, Inc. (a)	153
4,400	Ingram Micro, Inc., Class - A (a)	82
1,200	Tech Data Corp. (a)	65
		434
	Thrifts & Mortgage Finance — 0.49%
3,300	BankUnited, Inc.	82
17,700	Capitol Federal Financial, Inc.	210
71,000	First Niagara Financial Group, Inc.	699
46,100	Hudson City Bancorp, Inc.	337
89,900	New York Community Bancorp, Inc.	1,250
36,700	People's United Financial, Inc.	486
		3,064
	Tobacco — 2.53%
202,601	Altria Group, Inc.	6,254
36,100	Lorillard, Inc.	4,674
40,496	Philip Morris International, Inc.	3,589
32,651	Reynolds American, Inc.	1,353
		15,870
	Trading Companies & Distributors — 0.03%
5,000	GATX Corp.	202
	Water Utilities — 0.03%
3,800	American Water Works Co., Inc.	130
2,300	Aqua America, Inc.	51
		181
	Wireless Telecommunication Services — 0.71%
59,100	MetroPCS Communications, Inc. (a)	533
36,600	NII Holdings, Inc. (a)	670
21,198	Telephone & Data Systems, Inc.	491
98,680	Vodafone Group PLC - Sponsored ADR	2,730
		4,424
	Total Common Stocks	621,923
	Time Deposit — 0.63%
$3,961	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	3,961
	Total Time Deposit	3,961

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Fund — 0.26%
1,606,577	Alliance Money Market Fund Prime Portfolio, 0.13% (b)	$1,607
	Total Mutual Fund	1,607
	Total Investments
	(cost $555,465) — 100.08%	627,491
	Liabilities in excess of other assets — (0.08)%	(496)
	Net Assets — 100.00%	$626,995

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2012.

ADR — American Depositary Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	20.60%	11.51%	67.08%	99.19%
Time Deposit	-	0.63%	-	0.63%
Mutual Fund	-	-	0.26%	0.26%
Other Assets (Liabilities)	0.11%	-0.11%	-0.08%	-0.08%
Total Net Assets	20.71%	12.03%	67.26%	100.00%

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.10%
	Advertising — 0.27%
46,400	Omnicom Group, Inc.	$2,350
27,700	The Interpublic Group of Cos., Inc.	316
		2,666
	Aerospace & Defense — 4.81%
3,600	Alliant Techsystems, Inc.	180
50,300	Exelis, Inc.	630
86,851	General Dynamics Corp.	6,373
182,141	Honeywell International, Inc.	11,120
1	Huntington Ingalls Industries, Inc. (a)	—
9,900	ITT Corp.	227
27,300	L-3 Communications Holdings, Inc.	1,932
43,714	Lockheed Martin Corp.	3,928
98,131	Northrop Grumman Corp.	5,994
97,420	Raytheon Co.	5,142
80,262	The Boeing Co.	5,969
72,277	United Technologies Corp.	5,995
		47,490
	Agricultural Products — 0.57%
140,411	Archer-Daniels-Midland Co.	4,445
12,460	Bunge Ltd.	853
6,400	Corn Products International, Inc.	369
		5,667
	Air Freight & Logistics — 0.61%
74,600	United Parcel Service, Inc., Class - B	6,022
	Airlines — 0.18%
3,500	Copa Holdings SA, Class - A	277
147,800	Delta Air Lines, Inc. (a)	1,465
		1,742
	Aluminum — 0.04%
41,157	Alcoa, Inc.	412
	Apparel Retail — 0.20%
32,100	American Eagle Outfitters, Inc.	552
10,600	Chico's FAS, Inc.	160
25,500	Foot Locker, Inc.	792
15,300	Guess?, Inc.	478
		1,982
	Application Software — 0.01%
8,400	Compuware Corp. (a)	77
	Asset Management & Custody Banks — 1.48%
171,800	American Capital Ltd. (a)	1,490
137,753	Ares Capital Corp.	2,252
111,767	Bank of New York Mellon Corp.	2,697
21,219	BlackRock, Inc., Class - A	4,348
19,600	Eaton Vance Corp.	560
15,800	Federated Investors, Inc., Class - B	354
90,900	Janus Capital Group, Inc.	810
35,751	Northern Trust Corp.	1,696
14,200	Waddell & Reed Financial, Inc., Class - A	460
		14,667
	Auto Parts & Equipment — 1.13%
20,100	Autoliv, Inc.	1,348
152,939	Johnson Controls, Inc.	4,967
54,713	Lear Corp.	2,543
46,280	TRW Automotive Holdings Corp. (a)	2,150
3,107	Visteon Corp. (a)	165
		11,173
	Automobile Manufacturers — 0.56%
84,421	Ford Motor Co.	1,054
174,031	General Motors Co. (a)	4,464
		5,518
	Biotechnology — 0.50%
77,100	Gilead Sciences, Inc. (a)	3,766
28,300	Vertex Pharmaceuticals, Inc. (a)	1,161
		4,927
	Brewers — 0.15%
33,579	Molson Coors Brewing Co., Class - B	1,519
	Building Products — 0.09%
40,473	Fortune Brands Home & Security, Inc. (a)	893
	Cable & Satellite — 1.18%
35,800	Cablevision Systems Corp., Class - A	526
45,300	DIRECTV, Class - A (a)	2,235
109,633	Time Warner Cable, Inc.	8,935
		11,696
	Casinos & Gaming — 0.34%
245,700	MGM Resorts International (a)	3,346
	Catalog Retail — 0.07%
36,500	Liberty Media Corp. - Interactive, Class - A (a)	697
	Coal & Consumable Fuels — 0.04%
37,100	Arch Coal, Inc.	397
	Commercial Printing — 0.07%
53,200	R.R. Donnelley & Sons Co.	659
	Commodity Chemicals — 0.01%
3,684	Kronos Worldwide, Inc.	92
	Communications Equipment — 1.34%
441,610	Cisco Systems, Inc.	9,340
197,069	Corning, Inc.	2,775
1,500	EchoStar Corp., Class - A (a)	42
24,200	Harris Corp.	1,091
		13,248
	Computer & Electronics Retail — 0.35%
66,300	Best Buy Co., Inc.	1,570
77,800	GameStop Corp., Class - A	1,699
24,700	RadioShack Corp.	154
		3,423
	Computer Hardware — 1.01%
63,800	Dell, Inc. (a)	1,059
10,800	Diebold, Inc.	416
357,053	Hewlett-Packard Co.	8,509
		9,984
	Computer Storage & Peripherals — 0.15%
16,100	Lexmark International, Inc., Class - A	535
4,000	QLogic Corp. (a)	71
9,200	SanDisk Corp. (a)	456
9,000	Western Digital Corp. (a)	373
		1,435
	Construction & Engineering — 0.09%
12,900	AECOM Technology Corp. (a)	289
16,400	KBR, Inc.	583
		872
	Construction & Farm Machinery & Heavy Trucks — 0.19%
10,400	AGCO Corp. (a)	491
2,900	CNH Global NV - NYS (a)	115
8,350	Cummins, Inc.	1,003

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks (continued)
9,800	Oshkosh Corp. (a)	$227
		1,836
	Consumer Electronics — 0.08%
17,700	Garmin Ltd.	831
	Consumer Finance — 0.90%
134,355	Capital One Financial Corp.	7,489
86,900	SLM Corp.	1,369
		8,858
	Data Processing & Outsourced Services — 1.12%
82,400	Automatic Data Processing, Inc.	4,548
20,300	Broadridge Financial Solutions, Inc.	485
25,600	Computer Sciences Corp.	766
3,700	CoreLogic, Inc. (a)	60
1,300	DST Systems, Inc.	71
53,400	Fidelity National Information Services, Inc.	1,769
4,000	Lender Processing Services, Inc.	104
53,300	Paychex, Inc.	1,652
93,150	Western Union Co.	1,639
		11,094
	Department Stores — 0.30%
1,900	Dillard's, Inc., Class - A	120
57,065	Kohl's Corp.	2,855
		2,975
	Distillers & Vintners — 0.26%
110,132	Constellation Brands, Inc., Class - A (a)	2,598
	Distributors — 0.16%
25,900	Genuine Parts Co.	1,625
	Diversified Banks — 1.81%
30,300	Comerica, Inc.	981
189,433	U.S. Bancorp	6,001
320,093	Wells Fargo & Co.	10,928
		17,910
	Diversified Chemicals — 1.53%
2,700	Cabot Corp.	115
112,619	E.I. du Pont de Nemours & Co.	5,958
31,800	Huntsman Corp.	446
26,100	PPG Industries, Inc.	2,500
4,700	Solutia, Inc.	131
170,790	The Dow Chemical Co.	5,916
		15,066
	Diversified Metals & Mining — 0.89%
5,800	Compass Minerals International, Inc.	416
192,000	Freeport-McMoRan Copper & Gold, Inc.	7,304
28,321	Southern Copper Corp.	898
2,400	Walter Energy, Inc.	142
		8,760
	Diversified Real Estate Investment Trusts — 0.10%
13,100	Liberty Property Trust	468
6,300	Vornado Realty Trust	530
		998
	Diversified Support Services — 0.08%
27,500	Iron Mountain, Inc.	792
	Drug Retail — 0.99%
54,732	CVS Caremark Corp.	2,452
217,450	Walgreen Co.	7,282
		9,734
	Education Services — 0.14%
30,800	Apollo Group, Inc., Class - A (a)	1,190
4,100	Career Education Corp. (a)	33
4,100	DeVry, Inc.	139
2,300	Education Management Corp. (a)	32
		1,394
	Electric Utilities — 1.55%
48,767	American Electric Power, Inc.	1,881
45,994	Duke Energy Corp.	966
54,468	Edison International	2,315
18,082	Entergy Corp.	1,215
28,844	Exelon Corp.	1,131
14,471	FirstEnergy Corp.	660
3,700	Great Plains Energy, Inc.	75
2,600	Hawaiian Electric Industries, Inc.	66
14,515	NextEra Energy, Inc.	887
6,100	Northeast Utilities	226
117,800	NV Energy, Inc.	1,899
8,600	Pepco Holdings, Inc.	163
3,700	Pinnacle West Capital Corp.	177
58,400	PPL Corp.	1,650
10,200	Progress Energy, Inc.	542
29,349	The Southern Co.	1,319
4,500	Westar Energy, Inc.	126
		15,298
	Electrical Components & Equipment — 0.68%
116,900	Emerson Electric Co.	6,100
5,600	General Cable Corp. (a)	163
13,800	GrafTech International Ltd. (a)	165
4,200	Regal-Beloit Corp.	275
		6,703
	Electronic Components — 0.03%
7,900	AVX Corp.	105
2,000	Dolby Laboratories, Inc., Class - A (a)	76
5,600	Vishay Intertechnology, Inc. (a)	68
		249
	Electronic Manufacturing Services — 0.10%
7,400	Jabil Circuit, Inc.	186
27,500	Molex, Inc.	773
		959
	Environmental & Facilities Services — 0.47%
18,700	Covanta Holding Corp.	303
52,900	Republic Services, Inc., Class - A	1,617
78,169	Waste Management, Inc.	2,733
		4,653
	Fertilizers & Agricultural Chemicals — 0.37%
38,507	Monsanto Co.	3,071
10,707	The Mosaic Co.	592
		3,663
	Food Distributors — 0.29%
96,200	Sysco Corp.	2,873
	Food Retail — 0.86%
88,100	Safeway, Inc.	1,780
37,100	SUPERVALU, Inc.	212
270,040	The Kroger Co.	6,543
		8,535
	Gas Utilities — 0.11%
4,000	AGL Resources, Inc.	157
8,500	Atmos Energy Corp.	267
3,100	National Fuel Gas Co.	149
3,700	ONEOK, Inc.	302

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities (continued)
6,900	Questar Corp.	$133
4,400	UGI Corp.	120
		1,128
	General Merchandise Stores — 0.25%
41,821	Target Corp.	2,437
	Gold — 0.42%
80,166	Newmont Mining Corp.	4,110
	Health Care Distributors — 0.18%
20,000	McKesson Corp.	1,755
	Health Care Equipment — 1.83%
36,100	Becton, Dickinson & Co.	2,803
204,200	Boston Scientific Corp. (a)	1,221
30,000	CareFusion Corp. (a)	778
92,274	Covidien PLC	5,046
209,287	Medtronic, Inc.	8,202
		18,050
	Health Care Facilities — 0.19%
12,600	Community Health Systems, Inc. (a)	280
33,500	Health Management Associates, Inc., Class - A (a)	225
6,400	LifePoint Hospitals, Inc. (a)	253
57,500	Tenet Healthcare Corp. (a)	305
12,000	Universal Health Services, Inc., Class - B	503
11,400	VCA Antech, Inc. (a)	265
		1,831
	Health Care Services — 0.07%
27,400	Lincare Holdings, Inc.	709
	Home Entertainment Software — 0.02%
16,300	Activision Blizzard, Inc.	209
	Home Furnishings — 0.05%
23,600	Leggett & Platt, Inc.	543
	Home Improvement Retail — 0.61%
120,013	The Home Depot, Inc.	6,038
	Homebuilding — 0.11%
1,500	NVR, Inc. (a)	1,090
	Homefurnishing Retail — 0.07%
17,300	Williams-Sonoma, Inc.	648
	Hotels, Resorts & Cruise Lines — 0.34%
96,198	Carnival Corp.	3,086
8,126	Royal Caribbean Cruises Ltd.	239
		3,325
	Household Appliances — 0.17%
6,300	Snap-on, Inc.	384
17,200	Whirlpool Corp.	1,322
		1,706
	Household Products — 2.54%
62,126	Colgate-Palmolive Co.	6,075
64,794	Kimberly-Clark Corp.	4,787
22,000	The Clorox Co.	1,512
188,955	The Procter & Gamble Co.	12,700
		25,074
	Housewares & Specialties — 0.18%
5,500	Jarden Corp.	221
55,300	Newell Rubbermaid, Inc.	985
9,500	Tupperware Brands Corp.	603
		1,809
	Hypermarkets & Super Centers — 0.84%
135,862	Wal-Mart Stores, Inc.	8,315
	Independent Power Producers & Energy Traders — 0.03%
15,900	NRG Energy, Inc. (a)	249
	Industrial Conglomerates — 2.53%
67,328	3M Co.	6,006
814,168	General Electric Co.	16,340
46,376	Tyco International Ltd.	2,606
		24,952
	Industrial Gases — 0.32%
34,900	Air Products & Chemicals, Inc.	3,204
	Industrial Machinery — 1.08%
93,400	Eaton Corp.	4,654
14,100	Harsco Corp.	331
73,543	Illinois Tool Works, Inc.	4,201
13,500	Stanely Black & Decker, Inc.	1,039
9,600	The Timken Co.	487
		10,712
	Industrial Real Estate Investment Trust — 0.06%
15,863	Prologis, Inc.	571
	Insurance Brokers — 0.37%
18,200	Arthur J. Gallagher & Co.	650
90,500	Marsh & McLennan Cos., Inc.	2,968
		3,618
	Integrated Oil & Gas — 4.30%
152,600	BP PLC - Sponsored ADR	6,867
77,530	Chevron Corp.	8,314
172,242	ConocoPhillips	13,092
68,431	Exxon Mobil Corp.	5,935
40,295	Hess Corp.	2,376
93,700	Marathon Oil Corp.	2,970
30,781	Occidental Petroleum Corp.	2,931
		42,485
	Integrated Telecommunication Services — 3.28%
294,492	AT&T, Inc.	9,197
67,445	BCE, Inc.	2,702
298,901	CenturyLink, Inc.	11,553
463,100	Frontier Communications Corp.	1,931
155,333	Verizon Communications, Inc.	5,938
93,600	Windstream Corp.	1,096
		32,417
	Internet Retail — 0.02%
5,800	Expedia, Inc.	194
	Internet Software & Services — 0.25%
44,800	eBay, Inc. (a)	1,652
5,000	Monster Worldwide, Inc. (a)	49
50,842	Yahoo!, Inc. (a)	774
		2,475
	Investment Banking & Brokerage — 0.33%
5,100	Greenhill & Co., Inc.	223
152,400	Morgan Stanley	2,993
		3,216
	IT Consulting & Other Services — 0.10%
6,719	Amdocs Ltd. (a)	212
58,700	SAIC, Inc. (a)	775
		987
	Leisure Products — 0.27%
19,000	Hasbro, Inc.	697

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
57,300	Mattel, Inc.	$1,929
		2,626
	Life & Health Insurance — 2.22%
77,131	Aflac, Inc.	3,547
60,300	Lincoln National Corp.	1,590
146,714	MetLife, Inc.	5,480
50,300	Principal Financial Group, Inc.	1,484
16,600	Protective Life Corp.	492
119,900	Prudential Financial, Inc.	7,600
8,600	StanCorp Financial Group, Inc.	352
56,200	Unum Group	1,376
		21,921
	Life Sciences Tools & Services — 0.03%
2,600	Bio-Rad Laboratories, Inc., Class - A (a)	270
	Managed Health Care — 2.72%
50,576	Aetna, Inc.	2,537
5,800	AMERIGROUP Corp. (a)	390
38,200	CIGNA Corp.	1,881
19,900	Coventry Health Care, Inc.	708
41,211	Health Net, Inc. (a)	1,637
22,500	Humana, Inc.	2,081
157,784	UnitedHealth Group, Inc.	9,300
112,429	WellPoint, Inc.	8,297
		26,831
	Marine — 0.04%
7,300	Alexander & Baldwin, Inc.	354
	Metal & Glass Containers — 0.21%
8,300	Greif, Inc., Class - A	464
66,989	Owens-Illinois, Inc. (a)	1,564
		2,028
	Mortgage Real Estate Investment Trusts — 0.28%
25,500	American Capital Agency Corp.	753
109,000	Annaly Capital Management, Inc.	1,724
109,000	Chimera Investment Corp.	309
		2,786
	Movies & Entertainment — 2.58%
3,800	AOL, Inc. (a)	72
4,300	DreamWorks Animation SKG, Inc. (a)	79
7,118	Liberty Media Corp. - Liberty Capital (a)	628
13,400	Regal Entertainment Group, Class - A	182
58,300	The Walt Disney Co.	2,552
385,723	Time Warner, Inc.	14,561
155,469	Viacom, Inc., Class - B	7,379
		25,453
	Multi-line Insurance — 0.60%
15,500	American Financial Group, Inc.	598
85,087	American International Group, Inc. (a)	2,624
1,200	American National Insurance Co.	87
8,757	Kemper Corp.	265
60,200	Loews Corp.	2,400
		5,974
	Multi-Sector Holdings — 0.22%
81,900	Leucadia National Corp.	2,138
	Multi-Utilities—1.12%
3,800	Alliant Energy Corp.	165
24,200	Ameren Corp.	788
86,000	CenterPoint Energy, Inc.	1,696
8,700	CMS Energy Corp.	191
10,100	Consolidated Edison, Inc.	590
19,910	Dominion Resources, Inc.	1,020
36,722	DTE Energy Co.	2,021
3,000	Integrys Energy Group, Inc.	159
6,500	MDU Resources Group, Inc.	146
9,700	NiSource, Inc.	236
3,600	NSTAR	175
3,400	OGE Energy Corp.	182
13,777	PG&E Corp.	598
17,455	Public Service Enterprise Group, Inc.	534
4,000	SCANA Corp.	182
24,300	Sempra Energy	1,457
7,400	TECO Energy, Inc.	130
3,300	Vectren Corp.	96
8,100	Wisconsin Energy Corp.	285
16,700	Xcel Energy, Inc.	442
		11,093
	Office Electronics — 0.04%
54,000	Xerox Corp.	436
	Office Real Estate Investment Trusts — 0.25%
7,000	Alexandria Real Estate Equities, Inc.	512
3,400	Brandywine Realty Trust	39
8,700	CommonWealth REIT	162
1,800	Corporate Office Properties Trust	42
3,500	Digital Realty Trust, Inc.	259
5,400	Douglas Emmett, Inc.	123
9,800	Duke Realty Corp.	140
10,400	Mack-Cali Realty Corp.	300
20,500	Piedmont Office Realty Trust, Inc., Class - A	364
7,100	SL Green Realty Corp.	551
		2,492
	Office Services & Supplies — 0.14%
29,100	Avery Dennison Corp.	877
30,200	Pitney Bowes, Inc.	531
		1,408
	Oil & Gas Drilling — 0.50%
51,700	Patterson-UTI Energy, Inc.	894
63,600	Transocean Ltd.	3,479
13,900	Unit Corp. (a)	594
		4,967
	Oil & Gas Equipment & Services — 0.21%
47,700	Baker Hughes, Inc.	2,001
10,600	RPC, Inc.	112
		2,113
	Oil & Gas Exploration & Production — 0.89%
23,052	Apache Corp.	2,315
98,300	Chesapeake Energy Corp.	2,278
26,300	Devon Energy Corp.	1,870
24,600	EXCO Resources, Inc.	163
19,208	Nexen, Inc.	352
39,200	Quicksilver Resources, Inc. (a)	198
54,400	Southwestern Energy Co. (a)	1,665
1	WPX Energy, Inc. (a)	—
		8,841
	Oil & Gas Refining & Marketing — 1.47%
63,608	HollyFrontier Corp.	2,045
203,443	Marathon Petroleum Corp.	8,821
48,010	Tesoro Corp. (a)	1,289

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Refining & Marketing (continued)
93,600	Valero Energy Corp.	$2,412
		14,567
	Oil & Gas Storage & Transportation — 0.78%
28,174	Kinder Morgan, Inc.	1,089
107,200	Spectra Energy Corp.	3,382
7,031	Teekay Shipping Corp.	245
96,952	The Williams Cos., Inc.	2,987
		7,703
	Other Diversified Financial Services — 3.66%
403,973	Citigroup, Inc.	14,765
465,081	JPMorgan Chase & Co.	21,385
		36,150
	Packaged Foods & Meats — 2.54%
29,300	Campbell Soup Co.	992
102,000	ConAgra Foods, Inc.	2,679
19,550	Flowers Foods, Inc.	398
105,238	General Mills, Inc.	4,152
53,100	H.J. Heinz Co.	2,844
40,542	Kellogg Co.	2,174
156,576	Kraft Foods, Inc.	5,951
21,900	McCormick & Co., Inc.	1,192
13,934	Smithfield Foods, Inc. (a)	307
25,100	The Hershey Co.	1,539
19,100	The J.M. Smucker Co.	1,554
70,355	Tyson Foods, Inc., Class - A	1,347
		25,129
	Paper Packaging — 0.24%
17,400	Bemis Co., Inc.	562
16,800	Packaging Corp. of America	497
39,100	Sealed Air Corp.	755
16,400	Sonoco Products Co.	544
		2,358
	Paper Products — 0.42%
1,400	Domtar Corp.	134
89,200	International Paper Co.	3,131
28,000	MeadWestvaco Corp.	884
		4,149
	Personal Products — 0.14%
70,900	Avon Products, Inc.	1,373
	Pharmaceuticals — 7.65%
98,037	Abbott Laboratories	6,009
124,400	AstraZeneca PLC - Sponsored ADR	5,535
178,315	Bristol-Myers Squibb Co.	6,018
149,194	Eli Lilly & Co.	6,008
35,700	Forest Laboratories, Inc. (a)	1,239
213,514	Johnson & Johnson	14,083
207,459	Merck & Co., Inc.	7,966
14,750	Novartis AG - ADR	817
1,104,982	Pfizer, Inc.	25,039
72,972	Sanofi-Aventis - Sponsored ADR	2,828
		75,542
	Property & Casualty Insurance — 2.14%
95,400	ACE Ltd.	6,983
35,100	Assured Guaranty Ltd.	580
21,300	AXIS Capital Holdings Ltd.	706
24,100	Cincinnati Financial Corp.	832
7,200	Endurance Specialty Holdings Ltd.	293
4,600	Erie Indemnity Co., Class - A	359
36,800	Fidelity National Financial, Inc., Class - A	663
8,000	Hanover Insurance Group, Inc.	329
4,500	Mercury General Corp.	197
42,800	Old Republic International Corp.	452
86,248	The Allstate Corp.	2,839
44,961	The Chubb Corp.	3,107
64,814	The Travelers Cos., Inc.	3,837
		21,177
	Publishing — 0.74%
216,738	Gannett Co., Inc.	3,323
24,315	The McGraw-Hill Cos., Inc.	1,179
900	The Washington Post Co., Class - B	336
84,925	Thomson Reuters Corp.	2,454
		7,292
	Railroads — 0.36%
54,418	Norfolk Southern Corp.	3,582
	Real Estate Development — 0.01%
1,700	The Howard Hughes Corp. (a)	109
	Real Estate Services — 0.03%
3,400	Jones Lang LaSalle, Inc.	283
	Regional Banks — 2.41%
8,400	Bank of Hawaii Corp.	406
211,223	BB&T Corp.	6,630
4,200	BOK Financial Corp.	236
110,700	CIT Group, Inc. (a)	4,565
12,800	Commerce Bancshares, Inc.	519
8,800	Cullen/Frost Bankers, Inc.	512
289,700	Fifth Third Bancorp	4,070
62,700	Fulton Financial Corp.	658
143,400	KeyCorp	1,219
20,700	M&T Bank Corp.	1,799
38,709	PNC Financial Services Group, Inc.	2,496
153,000	Popular, Inc. (a)	314
30,400	Valley National Bancorp	394
		23,818
	Reinsurance — 0.20%
11,100	PartnerRe Ltd.	754
14,300	Reinsurance Group of America, Inc.	850
13,500	Validus Holdings Ltd.	418
		2,022
	Residential Real Estate Investment Trusts — 0.13%
4,100	Apartment Investment & Management Co., Class - A	108
3,300	AvalonBay Communities, Inc.	466
2,900	BRE Properties, Inc.	147
2,700	Camden Property Trust	178
1,200	Essex Property Trust, Inc.	182
7,500	UDR, Inc.	200
		1,281
	Restaurants — 0.76%
13,300	Brinker International, Inc.	366
21,200	Darden Restaurants, Inc.	1,085
61,700	McDonald's Corp.	6,053
		7,504
	Retail Real Estate Investment Trusts — 0.33%
7,900	DDR Corp.	116
2,200	Federal Realty Investment Trust	213
19,500	General Growth Properties, Inc.	331
14,000	Kimco Realty Corp.	270
4,600	Realty Income Corp.	178
3,400	Regency Centers Corp.	151

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Retail Real Estate Investment Trusts (continued)
242	Rouse Properties, Inc. (a)	$3
10,175	Simon Property Group, Inc.	1,482
2,100	Taubman Centers, Inc.	153
4,500	The Macerich Co.	260
4,700	Weingarten Realty Investors	124
		3,281
	Security & Alarm Services — 0.03%
10,700	Corrections Corp. of America (a)	292
	Semiconductor Equipment — 1.49%
842,293	Applied Materials, Inc.	10,478
34,200	KLA-Tencor Corp.	1,861
51,551	Lam Research Corp. (a)	2,300
7,100	Teradyne, Inc. (a)	120
		14,759
	Semiconductors — 2.52%
23,500	Advanced Micro Devices, Inc. (a)	189
49,400	Analog Devices, Inc.	1,996
25,500	Cypress Semiconductor Corp.	399
4,900	Fairchild Semiconductor International, Inc. (a)	72
2,300	First Solar, Inc. (a)	58
298,765	Intel Corp.	8,398
3,000	International Rectifier Corp. (a)	69
26,700	Intersil Corp., Class - A	299
37,600	Linear Technology Corp.	1,267
19,600	Marvell Technology Group Ltd. (a)	308
48,700	Maxim Integrated Products, Inc.	1,392
31,400	Microchip Technology, Inc.	1,168
322,650	Micron Technology, Inc. (a)	2,613
23,100	NVIDIA Corp. (a)	356
138,833	Texas Instruments, Inc.	4,666
43,800	Xilinx, Inc.	1,596
		24,846
	Soft Drinks — 1.86%
77,400	Coca-Cola Enterprises, Inc.	2,213
36,500	Dr. Pepper Snapple Group, Inc.	1,468
90,938	PepsiCo, Inc.	6,034
117,280	The Coca-Cola Co.	8,680
		18,395
	Specialized Consumer Services — 0.08%
50,300	H&R Block, Inc.	828
	Specialized Finance — 0.93%
16,826	CME Group, Inc.	4,868
6,100	Interactive Brokers Group, Inc., Class - A	104
31,900	Moody's Corp.	1,343
43,200	NYSE Euronext	1,296
60,100	The NASDAQ OMX Group, Inc. (a)	1,557
		9,168
	Specialized Real Estate Investment Trusts — 0.61%
46,500	HCP, Inc.	1,835
7,300	Health Care REIT, Inc.	401
14,600	Hospitality Properties Trust	386
5,600	Plum Creek Timber Co., Inc.	233
4,850	Public Storage	670
4,200	Rayonier, Inc.	185
19,400	Senior Housing Properties Trust	428
8,750	Ventas, Inc.	500
61,700	Weyerhaeuser Co.	1,352
		5,990

	Specialty Chemicals — 0.30%
1,900	Cytec Industries, Inc.	115
51,238	LyondellBasell Industries NV, Class - A	2,237
21,500	RPM, Inc.	563
		2,915
	Specialty Stores — 0.26%
161,000	Staples, Inc.	2,605
	Steel — 0.57%
18,200	AK Steel Holding Corp.	138
29,800	Cliffs Natural Resources, Inc.	2,064
20,164	Commercial Metals Co.	299
52,097	Nucor Corp.	2,237
3,091	Reliance Steel & Aluminum Co.	175
1,000	Schnitzer Steel Industries, Inc., Class - A	40
45,013	Steel Dynamics, Inc.	654
		5,607
	Systems Software — 1.42%
78,100	CA, Inc.	2,153
367,452	Microsoft Corp.	11,850
		14,003
	Technology Distributors — 0.06%
4,500	Arrow Electronics, Inc. (a)	189
5,900	Avnet, Inc. (a)	215
6,200	Ingram Micro, Inc., Class - A (a)	115
1,700	Tech Data Corp. (a)	92
		611
	Thrifts & Mortgage Finance — 0.49%
5,600	BankUnited, Inc.	140
29,400	Capitol Federal Financial, Inc.	349
109,400	First Niagara Financial Group, Inc.	1,077
78,100	Hudson City Bancorp, Inc.	571
138,200	New York Community Bancorp, Inc.	1,922
62,100	People's United Financial, Inc.	822
		4,881
	Tobacco — 2.53%
315,373	Altria Group, Inc.	9,736
53,500	Lorillard, Inc.	6,927
68,550	Philip Morris International, Inc.	6,074
55,267	Reynolds American, Inc.	2,290
		25,027
	Trading Companies & Distributors — 0.03%
8,100	GATX Corp.	326
	Water Utilities — 0.03%
6,100	American Water Works Co., Inc.	208
5,400	Aqua America, Inc.	120
		328
	Wireless Telecommunication Services — 0.76%
83,600	MetroPCS Communications, Inc. (a)	754
51,200	NII Holdings, Inc. (a)	938
29,685	Telephone & Data Systems, Inc.	687
185,175	Vodafone Group PLC - Sponsored ADR	5,124
		7,503
	Total Common Stocks	979,000
	Time Deposit — 1.85%
$18,288	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	18,288
	Total Time Deposit	18,288

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Funds — 0.34%
2,643,000	Alliance Money Market Fund Prime Portfolio, 0.13% (b)	$2,643
683,584	SSgA U.S. Government Money Market, 0.00% (b)	684
	Total Mutual Funds	3,327
	Total Investments
	(cost $904,428) — 101.29%	1,000,615

	Liabilities in excess of other assets — (1.29)%	(12,737)
	Net Assets — 100.00%	$987,878

Amounts designated as " - " are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2012.

ADR — American Depositary Receipt

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc.	Pacific Investment Management Company LLC ("PIMCO")	Total

Common Stocks	17.43%	13.71%	67.96%	-	99.10%
Time Deposit	-	1.85%	-	-	1.85%
Mutual Funds	0.00%	-	0.27%	0.07%	0.34%
Other Assets (Liabilities)	0.02%	-1.21%	-0.09%	-0.01%	-1.29%
Total Net Assets	17.45%	14.35%	68.14%	0.06%	100.00%

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2012.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/12 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
1,952,000	Euro	Barclays Bank	4/16/12	$2,554	$2,603	$49
3,344,000	Euro	Citibank	4/16/12	4,428	4,460	32
929,000	Euro	Barclays Bank	4/16/12	1,231	1,239	8
1,171,000	Euro	HSBC	4/16/12	1,553	1,561	8
	Total Currencies Purchased			$9,766	$9,863	$97

	Currencies Sold
3,344,000	Euro	Citibank	4/16/12	$4,326	$4,460	$(134)
929,000	Euro	Barclays Bank	4/16/12	1,210	1,239	(29)
1,952,000	Euro	Barclays Bank	4/16/12	2,586	2,603	(17)
1,171,000	Euro	HSBC	4/16/12	1,535	1,562	(27)
	Total Currencies Sold			$9,657	$9,864	$(207)
	Net Unrealized Appreciation/(Depreciation)					$(110)

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.37%
	Advertising — 0.14%
20,712	Omnicom Group, Inc.	$1,049
	Aerospace & Defense — 2.76%
25,400	General Dynamics Corp.	1,864
7,900	L-3 Communications Holdings, Inc.	559
39,697	Precision Castparts Corp.	6,864
11,653	Rockwell Collins, Inc.	671
35,388	The Boeing Co.	2,632
105,311	United Technologies Corp.	8,734
		21,324
	Air Freight & Logistics — 0.20%
12,274	C.H. Robinson Worldwide, Inc.	804
16,114	Expeditors International of Washington, Inc.	749
		1,553
	Apparel Retail — 0.66%
6,201	Abercrombie & Fitch Co., Class - A	308
4,934	Guess?, Inc.	154
57,196	Industria de Diseno Textil SA - Unsponsored ADR	1,090
17,448	Ross Stores, Inc.	1,014
56,600	The TJX Cos., Inc.	2,248
8,671	Urban Outfitters, Inc. (a)	252
		5,066
	Apparel, Accessories & Luxury Goods — 2.30%
46,480	Burberry Group PLC - Sponsored ADR	2,228
60,572	Coach, Inc.	4,681
17,618	Fossil, Inc. (a)	2,325
36,683	Lululemon Athletica, Inc. (a)	2,740
26,226	Ralph Lauren Corp.	4,572
2,627	Under Armour, Inc., Class - A (a)	247
6,500	V.F. Corp.	949
		17,742
	Application Software — 1.49%
38,793	Adobe Systems, Inc. (a)	1,331
6,873	ANSYS, Inc. (a)	447
14,238	Citrix Systems, Inc. (a)	1,123
3,589	FactSet Research Systems, Inc.	355
22,712	Intuit, Inc.	1,366
22,941	Salesforce.com, Inc. (a)	3,545
47,490	SAP AG - Sponsored ADR	3,316
		11,483
	Asset Management & Custody Banks — 1.88%
6,739	BlackRock, Inc., Class - A	1,381
8,846	Eaton Vance Corp.	253
6,961	Federated Investors, Inc., Class - B	156
10,695	Franklin Resources, Inc.	1,326
10,611	SEI Investments Co.	219
213,946	State Street Corp.	9,735
18,974	T. Rowe Price Group, Inc.	1,239
6,349	Waddell & Reed Financial, Inc., Class - A	206
		14,515
	Auto Parts & Equipment — 0.37%
30,915	BorgWarner, Inc. (a)	2,608
10,459	Gentex Corp.	256
		2,864
	Automobile Manufacturers — 0.22%
56,518	Bayerische Motoren Werke AG - ADR	1,691
	Automotive Retail — 0.28%
5,941	Advance Auto Parts, Inc.	526
1,968	AutoZone, Inc. (a)	732
10,275	O'Reilly Automotive, Inc. (a)	939
		2,197
	Biotechnology — 1.62%
27,869	Alexion Pharmaceuticals, Inc. (a)	2,588
70,162	Amgen, Inc.	4,770
43,923	Celgene Corp. (a)	3,405
43,627	Vertex Pharmaceuticals, Inc. (a)	1,789
		12,552
	Brewers — 0.82%
154,026	Companhia de Bebidas das Americas - Sponsored ADR	6,364
	Broadcasting — 0.04%
6,713	Scripps Networks Interactive., Class - A	327
	Communications Equipment — 2.93%
398,096	Cisco Systems, Inc.	8,420
5,871	F5 Networks, Inc. (a)	792
75,312	Juniper Networks, Inc. (a)	1,723
171,745	Qualcomm, Inc.	11,682
		22,617
	Computer & Electronics Retail — 0.07%
24,200	Best Buy Co., Inc.	573
	Computer Hardware — 5.23%
64,176	Apple, Inc. (a)	38,472
117,476	Dell, Inc. (a)	1,950
		40,422
	Computer Storage & Peripherals — 0.99%
172,545	EMC Corp. (a)	5,156
5,700	Lexmark International, Inc., Class - A	189
48,272	NetApp, Inc. (a)	2,161
7,772	QLogic Corp. (a)	138
		7,644
	Construction & Engineering — 0.05%
9,200	Jacobs Engineering Group, Inc. (a)	408
	Construction & Farm Machinery & Heavy Trucks — 0.53%
55,810	Joy Global, Inc.	4,102
	Consumer Electronics — 0.05%
8,026	Garmin Ltd.	377
	Consumer Finance — 1.06%
140,109	American Express Co.	8,107
1,981	Green Dot Corp., Class - A (a)	52
		8,159
	Data Processing & Outsourced Services — 4.25%
187,557	Automatic Data Processing, Inc.	10,351
5,779	Global Payments, Inc.	274
6,288	Lender Processing Services, Inc.	163
13,308	MasterCard, Inc., Class - A	5,597
5,546	NeuStar, Inc., Class - A (a)	207
24,220	Paychex, Inc.	751
12,000	Total System Services, Inc.	277
122,091	Visa, Inc., Class - A	14,407
46,890	Western Union Co.	825
		32,852
	Department Stores — 0.13%
20,832	Kohl's Corp.	1,042
	Distillers & Vintners — 0.08%
7,517	Brown-Forman Corp., Class - B	627

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors — 0.09%
11,140	Genuine Parts Co.	$699
	Diversified Support Services — 0.08%
9,800	Cintas Corp.	383
9,014	Copart, Inc. (a)	235
		618
	Drug Retail — 0.88%
100,700	CVS Caremark Corp.	4,511
69,324	Walgreen Co.	2,322
		6,833
	Education Services — 0.06%
8,478	Apollo Group, Inc., Class - A (a)	328
4,000	Career Education Corp. (a)	32
1,883	ITT Educational Services, Inc. (a)	124
		484
	Electrical Components & Equipment — 0.87%
11,870	AMETEK, Inc.	576
12,459	Cooper Industries PLC	797
55,811	Emerson Electric Co.	2,912
4,500	Hubbell, Inc., Class - B	353
21,328	Roper Industries, Inc.	2,115
		6,753
	Electronic Components — 0.12%
13,334	Amphenol Corp., Class - A	797
3,715	Dolby Laboratories, Inc., Class - A (a)	141
		938
	Electronic Equipment & Instruments — 0.07%
13,350	FLIR Systems, Inc.	338
6,768	National Instruments Corp.	193
		531
	Environmental & Facilities Services — 0.07%
6,296	Stericycle, Inc. (a)	527
	Fertilizers & Agricultural Chemicals — 1.61%
156,113	Monsanto Co.	12,452
	Food Distributors — 0.16%
42,450	Sysco Corp.	1,268
	Food Retail — 0.60%
55,329	Whole Foods Market, Inc.	4,603
	Footwear — 0.99%
2,766	Deckers Outdoor Corp. (a)	174
68,884	NIKE, Inc., Class - B	7,470
		7,644
	General Merchandise Stores — 0.18%
9,006	Dollar Tree, Inc. (a)	851
9,006	Family Dollar Stores, Inc.	570
		1,421
	Health Care Distributors — 0.20%
20,095	AmerisourceBergen Corp.	797
6,741	Henry Schein, Inc. (a)	510
7,508	Patterson Cos., Inc.	251
		1,558
	Health Care Equipment — 2.98%
41,042	Baxter International, Inc.	2,454
16,004	Becton, Dickinson & Co.	1,243
6,194	C.R. Bard, Inc.	611
36,282	Covidien PLC	1,984
8,475	Edwards Lifesciences Corp. (a)	616
4,224	IDEXX Laboratories, Inc. (a)	369
15,771	Intuitive Surgical, Inc. (a)	8,544
78,136	Medtronic, Inc.	3,062
10,134	ResMed, Inc. (a)	313
24,164	St. Jude Medical, Inc.	1,071
23,031	Stryker Corp.	1,278
8,618	Varian Medical Systems, Inc. (a)	594
13,700	Zimmer Holdings, Inc. (a)	881
		23,020
	Health Care Services — 0.90%
2,934	Catalyst Health Solutions, Inc. (a)	187
104,331	Express Scripts, Inc. (a)	5,653
7,426	Laboratory Corp. of America Holdings (a)	680
7,068	Lincare Holdings, Inc.	183
3,529	MEDNAX, Inc. (a)	262
		6,965
	Health Care Supplies — 0.71%
137,644	Dentsply International, Inc.	5,524
	Health Care Technology — 1.28%
129,428	Cerner Corp. (a)	9,857
	Home Improvement Retail — 0.39%
96,924	Lowe's Cos., Inc.	3,041
	Homefurnishing Retail — 0.18%
5,905	Aaron's, Inc.	153
18,437	Bed Bath & Beyond, Inc. (a)	1,213
		1,366
	Hotels, Resorts & Cruise Lines — 0.85%
116,980	Starwood Hotels & Resorts Worldwide, Inc.	6,599
	Household Products — 3.10%
10,026	Church & Dwight Co., Inc.	493
133,048	Colgate-Palmolive Co.	13,010
28,479	Kimberly-Clark Corp.	2,104
9,133	The Clorox Co.	628
115,221	The Procter & Gamble Co.	7,744
		23,979
	Human Resource & Employment Services — 0.04%
4,203	Towers Watson & Co., Class - A	278
	Hypermarkets & Super Centers — 1.93%
76,601	Costco Wholesale Corp.	6,955
130,293	Wal-Mart Stores, Inc.	7,974
		14,929
	Industrial Conglomerates — 0.61%
52,519	3M Co.	4,685
	Industrial Gases — 0.96%
64,844	Praxair, Inc.	7,434
	Industrial Machinery — 0.66%
40,798	Danaher Corp.	2,285
11,428	Donaldson Co., Inc.	408
33,169	Illinois Tool Works, Inc.	1,894
8,700	Pall Corp.	519
		5,106
	Insurance Brokers — 0.03%
8,700	Brown & Brown, Inc.	207
	Integrated Oil & Gas — 2.26%
70,374	Chevron Corp.	7,547
90,051	Exxon Mobil Corp.	7,810
22,103	Occidental Petroleum Corp.	2,105
		17,462
	Internet Retail — 2.13%
67,164	Amazon.com, Inc. (a)	13,601

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Retail (continued)
3,958	Priceline.com, Inc. (a)	$2,840
		16,441
	Internet Software & Services — 5.90%
27,119	Baidu, Inc. - Sponsored ADR (a)	3,953
340,109	eBay, Inc. (a)	12,547
36,727	Google, Inc., Class - A (a)	23,551
26,187	LinkedIn Corp., Class - A (a)	2,671
7,535	Rackspace Hosting, Inc. (a)	435
76,129	Tencent Holdings Ltd. - ADR	2,121
3,254	VistaPrint NV (a)	126
8,523	Youku, Inc. - ADR (a)	187
		45,591
	Investment Banking & Brokerage — 0.72%
26,352	Goldman Sachs Group, Inc.	3,277
117,954	Morgan Stanley	2,317
		5,594
	IT Consulting & Other Services — 2.55%
47,790	Accenture PLC, Class - A	3,083
22,371	Cognizant Technology Solutions Corp. (a)	1,721
65,883	International Business Machines Corp.	13,747
21,000	SAIC, Inc. (a)	277
12,707	Teradata Corp. (a)	866
		19,694
	Leisure Products — 0.04%
4,716	Polaris Industries, Inc.	340
	Life & Health Insurance — 0.05%
8,300	Torchmark Corp.	414
	Life Sciences Tools & Services — 0.88%
80,424	Agilent Technologies, Inc.	3,580
7,481	Illumina, Inc. (a)	394
2,409	Mettler-Toledo International, Inc. (a)	445
2,639	Techne Corp.	185
27,800	Thermo Electron Corp.	1,567
6,778	Waters Corp. (a)	628
		6,799
	Managed Health Care — 1.43%
12,200	Humana, Inc.	1,128
134,469	UnitedHealth Group, Inc.	7,926
26,900	WellPoint, Inc.	1,985
		11,039
	Marine — 0.03%
3,851	Kirby Corp. (a)	253
	Metal & Glass Containers — 0.04%
5,000	AptarGroup, Inc.	274
	Motorcycle Manufacturers — 0.34%
53,250	Harley-Davidson, Inc.	2,614
	Movies & Entertainment — 0.33%
58,289	The Walt Disney Co.	2,552
	Office Electronics — 0.02%
3,983	Zebra Technologies Corp., Class - A (a)	164
	Oil & Gas Equipment & Services — 2.82%
1,278	CARBO Ceramics, Inc.	135
137,649	National Oilwell Varco, Inc.	10,939
7,820	Oceaneering International, Inc.	421
147,037	Schlumberger Ltd.	10,282
		21,777
	Oil & Gas Exploration & Production — 0.78%
19,186	Anadarko Petroleum Corp.	1,503
21,513	Concho Resources, Inc. (a)	2,196
20,912	EOG Resources, Inc.	2,323
		6,022
	Packaged Foods & Meats — 1.74%
412,289	DANONE SA - Sponsored ADR	5,723
7,976	Flowers Foods, Inc.	163
23,337	H.J. Heinz Co.	1,250
9,753	Hormel Foods Corp.	288
17,862	Kellogg Co.	958
9,560	McCormick & Co., Inc.	520
47,046	Mead Johnson Nutrition Co.	3,880
8,400	The J.M. Smucker Co.	683
		13,465
	Personal Products — 0.56%
69,372	The Estee Lauder Cos., Inc., Class - A	4,297
	Pharmaceuticals — 7.97%
113,974	Abbott Laboratories	6,986
60,173	Allergan, Inc.	5,742
64,736	Bristol-Myers Squibb Co.	2,185
72,628	Eli Lilly & Co.	2,925
20,900	Forest Laboratories, Inc. (a)	725
12,124	Hospira, Inc. (a)	453
110,719	Johnson & Johnson	7,303
207,900	Merck & Co., Inc.	7,983
363,339	Mylan, Inc. (a)	8,520
70,570	Novo Nordisk A/S - Sponsored ADR	9,789
54,900	Perrigo Co.	5,672
35,428	Shire PLC - Sponsored ADR	3,357
		61,640
	Publishing — 0.17%
3,402	John Wiley & Sons, Inc., Class - A	162
1,820	Morningstar, Inc.	115
21,919	The McGraw-Hill Cos., Inc.	1,062
		1,339
	Railroads — 0.39%
28,355	Union Pacific Corp.	3,048
	Research and Consulting Services — 0.11%
8,812	Equifax, Inc.	390
9,023	Versik Analytics, Inc., Class - A (a)	424
		814
	Restaurants — 6.06%
7,352	Chipotle Mexican Grill, Inc. (a)	3,073
9,750	Darden Restaurants, Inc.	499
51,041	Dunkin' Brands Group, Inc.	1,537
114,213	McDonald's Corp.	11,204
7,568	Panera Bread Co., Class - A (a)	1,218
252,936	Starbucks Corp.	14,137
213,099	YUM! Brands, Inc.	15,168
		46,836
	Semiconductors — 2.22%
25,350	Altera Corp.	1,009
39,133	ARM Holdings PLC - Sponsored ADR	1,107
53,359	Avago Technologies Ltd.	2,079
334,000	Intel Corp.	9,389
15,981	Microchip Technology, Inc.	595
89,200	Texas Instruments, Inc.	2,998
		17,177
	Soft Drinks — 3.30%
10,194	Monster Beverage Corp. (a)	633

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Soft Drinks (continued)
109,016	PepsiCo, Inc.	$7,233
238,609	The Coca-Cola Co.	17,660
		25,526
	Specialized Finance — 0.11%
4,108	CBOE Holdings, Inc.	117
5,314	InterContinental Exchange, Inc. (a)	730
		847
	Specialized Real Estate Investment Trust — 0.47%
57,417	American Tower Corp.	3,618
	Specialty Chemicals — 1.48%
157,515	Ecolab, Inc.	9,722
5,885	International Flavors & Fragrances, Inc.	345
8,998	Sigma-Aldrich Corp.	657
6,646	The Sherwin-Williams Co.	722
		11,446
	Specialty Stores — 0.31%
6,422	Dick's Sporting Goods, Inc.	309
6,400	Signet Jewelers Ltd.	302
52,168	Staples, Inc.	844
9,156	Tiffany & Co.	633
3,281	Ulta Salon, Cosmetics & Fragrance, Inc.	305
		2,393
	Systems Software — 3.45%
5,897	MICROS Systems, Inc. (a)	326
346,491	Oracle Corp.	10,104
190,881	Red Hat, Inc. (a)	11,432
42,757	VMware, Inc., Class - A (a)	4,804
		26,666
	Tobacco — 1.45%
10,400	Lorillard, Inc.	1,347
111,608	Philip Morris International, Inc.	9,889
		11,236
	Trading Companies & Distributors — 0.31%
22,544	Fastenal Co.	1,219
3,263	MSC Industrial Direct Co., Inc., Class - A	272
4,181	W.W. Grainger, Inc.	898
		2,389
	Trucking — 0.03%
3,591	Landstar System, Inc.	207
	Wireless Telecommunication Services — 0.17%
24,725	Crown Castle International Corp. (a)	1,319
	Total Common Stocks	768,162
	Mutual Fund — 0.06%
476,634	Alliance Money Market Fund Prime Portfolio, 0.13% (b)	477
	Total Mutual Fund	477
	Total Investments
	(cost $551,857) — 99.43%	768,639
	Other assets in excess of liabilities — 0.57%	4,408
	Net Assets — 100.00%	$773,047

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on March 31, 2012.

ADR — American Depositary Receipt

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

 The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	Sustainable Growth Advisers	Total

Common Stocks	27.96%	42.67%	28.74%	99.37%
Mutual Fund	-	0.06%	-	0.06%
Other Assets (Liabilities)	0.45%	0.08%	0.04%	0.57%
Total Net Assets	28.41%	42.81%	28.78%	100.00%

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 86.57%
	Advertising — 0.14%
31,471	Omnicom Group, Inc.	$1,594
	Aerospace & Defense — 2.61%
38,418	General Dynamics Corp.	2,819
12,001	L-3 Communications Holdings, Inc.	849
52,294	Precision Castparts Corp.	9,042
17,581	Rockwell Collins, Inc.	1,012
51,554	The Boeing Co.	3,834
153,439	United Technologies Corp.	12,726
		30,282
	Air Freight & Logistics — 0.20%
18,755	C.H. Robinson Worldwide, Inc.	1,228
24,427	Expeditors International of Washington, Inc.	1,136
		2,364
	Apparel Retail — 0.66%
9,340	Abercrombie & Fitch Co., Class - A	463
7,500	Guess?, Inc.	234
86,692	Industria de Diseno Textil SA - Unsponsored ADR	1,652
26,419	Ross Stores, Inc.	1,535
85,510	The TJX Cos., Inc.	3,396
13,255	Urban Outfitters, Inc. (a)	386
		7,666
	Apparel, Accessories & Luxury Goods — 2.01%
58,561	Burberry Group PLC - Sponsored ADR	2,807
81,813	Coach, Inc.	6,323
22,700	Fossil, Inc. (a)	2,996
45,875	Lululemon Athletica, Inc. (a)	3,426
34,040	Ralph Lauren Corp.	5,934
3,980	Under Armour, Inc., Class - A (a)	374
9,800	V.F. Corp.	1,431
		23,291
	Application Software — 1.32%
58,925	Adobe Systems, Inc. (a)	2,022
10,457	ANSYS, Inc. (a)	680
21,477	Citrix Systems, Inc. (a)	1,695
5,316	FactSet Research Systems, Inc.	526
34,421	Intuit, Inc.	2,070
28,830	Salesforce.com, Inc. (a)	4,454
55,330	SAP AG - Sponsored ADR	3,863
		15,310
	Asset Management & Custody Banks — 1.43%
10,206	BlackRock, Inc., Class - A	2,091
13,536	Eaton Vance Corp.	387
10,300	Federated Investors, Inc., Class - B	231
16,173	Franklin Resources, Inc.	2,006
16,161	SEI Investments Co.	334
206,483	State Street Corp.	9,395
28,764	T. Rowe Price Group, Inc.	1,878
9,585	Waddell & Reed Financial, Inc., Class - A	311
		16,633
	Auto Parts & Equipment — 0.31%
38,677	BorgWarner, Inc. (a)	3,262
15,770	Gentex Corp.	386
		3,648
	Automobile Manufacturers — 0.18%
68,008	Bayerische Motoren Werke AG - ADR	2,035
	Automotive Retail — 0.28%
9,039	Advance Auto Parts, Inc.	801
2,892	AutoZone, Inc. (a)	1,075
15,568	O'Reilly Automotive, Inc. (a)	1,422
		3,298
	Biotechnology — 1.47%
35,178	Alexion Pharmaceuticals, Inc. (a)	3,266
106,160	Amgen, Inc.	7,218
55,069	Celgene Corp. (a)	4,269
54,763	Vertex Pharmaceuticals, Inc. (a)	2,246
		16,999
	Brewers — 0.61%
169,940	Companhia de Bebidas das Americas - Sponsored ADR	7,022
	Broadcasting — 0.04%
10,227	Scripps Networks Interactive., Class - A	498
	Communications Equipment — 2.85%
601,099	Cisco Systems, Inc.	12,713
8,889	F5 Networks, Inc. (a)	1,200
98,366	Juniper Networks, Inc. (a)	2,251
248,310	Qualcomm, Inc.	16,890
		33,054
	Computer & Electronics Retail — 0.08%
36,700	Best Buy Co., Inc.	869
	Computer Hardware — 4.49%
81,950	Apple, Inc. (a)	49,127
177,606	Dell, Inc. (a)	2,948
		52,075
	Computer Storage & Peripherals — 0.83%
215,397	EMC Corp. (a)	6,436
8,700	Lexmark International, Inc., Class - A	289
60,280	NetApp, Inc. (a)	2,699
11,800	QLogic Corp. (a)	209
		9,633
	Construction & Engineering — 0.05%
14,000	Jacobs Engineering Group, Inc. (a)	621
	Construction & Farm Machinery & Heavy Trucks — 0.41%
64,950	Joy Global, Inc.	4,774
	Consumer Electronics — 0.05%
12,300	Garmin Ltd.	577
	Consumer Finance — 0.76%
150,398	American Express Co.	8,702
2,400	Green Dot Corp., Class - A (a)	64
		8,766
	Data Processing & Outsourced Services — 3.44%
224,367	Automatic Data Processing, Inc.	12,383
7,467	Global Payments, Inc.	355
9,400	Lender Processing Services, Inc.	244
16,755	MasterCard, Inc., Class - A	7,046
8,299	NeuStar, Inc., Class - A (a)	309
36,722	Paychex, Inc.	1,138
18,200	Total System Services, Inc.	420
142,034	Visa, Inc., Class - A	16,760
71,178	Western Union Co.	1,253
		39,908
	Department Stores — 0.14%
31,712	Kohl's Corp.	1,586
	Distillers & Vintners — 0.08%
11,341	Brown-Forman Corp., Class - B	946

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Distributors — 0.09%
16,872	Genuine Parts Co.	$1,059
	Diversified Support Services — 0.08%
14,800	Cintas Corp.	579
13,554	Copart, Inc. (a)	353
		932
	Drug Retail — 0.89%
152,300	CVS Caremark Corp.	6,823
104,717	Walgreen Co.	3,507
		10,330
	Education Services — 0.06%
12,812	Apollo Group, Inc., Class – A (a)	495
4,300	Career Education Corp. (a)	34
2,883	ITT Educational Services, Inc. (a)	191
		720
	Electrical Components & Equipment — 0.87%
18,023	AMETEK, Inc.	874
18,873	Cooper Industries PLC	1,207
84,496	Emerson Electric Co.	4,409
6,800	Hubbell, Inc., Class – B	534
30,420	Roper Industries, Inc.	3,017
		10,041
	Electronic Components — 0.12%
20,206	Amphenol Corp., Class – A	1,208
5,700	Dolby Laboratories, Inc., Class – A (a)	217
		1,425
	Electronic Equipment & Instruments — 0.07%
20,255	FLIR Systems, Inc.	513
10,283	National Instruments Corp.	293
		806
	Environmental & Facilities Services — 0.07%
9,518	Stericycle, Inc. (a)	796
	Fertilizers & Agricultural Chemicals — 1.23%
178,996	Monsanto Co.	14,277
	Food Distributors — 0.17%
64,427	Sysco Corp.	1,924
	Food Retail — 0.51%
71,428	Whole Foods Market, Inc.	5,943
	Footwear — 0.90%
4,214	Deckers Outdoor Corp. (a)	266
93,430	NIKE, Inc., Class – B	10,131
		10,397
	General Merchandise Stores — 0.19%
13,636	Dollar Tree, Inc. (a)	1,288
13,633	Family Dollar Stores, Inc.	863
		2,151
	Health Care Distributors — 0.20%
30,529	AmerisourceBergen Corp.	1,211
10,236	Henry Schein, Inc. (a)	775
11,400	Patterson Cos., Inc.	381
		2,367
	Health Care Equipment — 2.70%
61,993	Baxter International, Inc.	3,706
24,193	Becton, Dickinson & Co.	1,879
9,457	C.R. Bard, Inc.	934
54,904	Covidien PLC	3,002
12,885	Edwards Lifesciences Corp. (a)	937
6,256	IDEXX Laboratories, Inc. (a)	547
17,357	Intuitive Surgical, Inc. (a)	9,403
118,200	Medtronic, Inc.	4,632
15,419	ResMed, Inc. (a)	477
36,715	St. Jude Medical, Inc.	1,627
34,750	Stryker Corp.	1,928
13,013	Varian Medical Systems, Inc. (a)	897
20,900	Zimmer Holdings, Inc. (a)	1,343
		31,312
	Health Care Services — 0.83%
4,535	Catalyst Health Solutions, Inc. (a)	289
140,961	Express Scripts, Inc. (a)	7,637
11,215	Laboratory Corp. of America Holdings (a)	1,027
10,790	Lincare Holdings, Inc.	279
5,327	MEDNAX, Inc. (a)	396
		9,628
	Health Care Supplies — 0.52%
148,944	Dentsply International, Inc.	5,977
	Health Care Technology — 0.91%
138,622	Cerner Corp. (a)	10,557
	Home Improvement Retail — 0.31%
115,195	Lowe's Cos., Inc.	3,615
	Homefurnishing Retail — 0.18%
9,100	Aaron's, Inc.	236
27,799	Bed Bath & Beyond, Inc. (a)	1,828
		2,064
	Hotels, Resorts & Cruise Lines — 0.60%
123,820	Starwood Hotels & Resorts Worldwide, Inc.	6,985
	Household Products — 2.69%
15,286	Church & Dwight Co., Inc.	752
149,348	Colgate-Palmolive Co.	14,603
43,041	Kimberly-Clark Corp.	3,180
13,800	The Clorox Co.	949
173,969	The Procter & Gamble Co.	11,693
		31,177
	Human Resource & Employment Services — 0.04%
6,500	Towers Watson & Co., Class - A	429
	Hypermarkets & Super Centers — 1.85%
103,110	Costco Wholesale Corp.	9,363
196,801	Wal-Mart Stores, Inc.	12,044
		21,407
	Industrial Conglomerates — 0.61%
79,352	3M Co.	7,079
	Industrial Gases — 0.80%
80,678	Praxair, Inc.	9,249
	Industrial Machinery — 0.67%
61,705	Danaher Corp.	3,456
17,102	Donaldson Co., Inc.	611
50,205	Illinois Tool Works, Inc.	2,868
13,187	Pall Corp.	786
		7,721
	Insurance Brokers — 0.03%
13,300	Brown & Brown, Inc.	316
	Integrated Oil & Gas — 2.23%
106,188	Chevron Corp.	11,388
135,945	Exxon Mobil Corp.	11,791
27,549	Occidental Petroleum Corp.	2,623
		25,802
	Internet Retail — 1.67%
77,945	Amazon.com, Inc. (a)	15,785

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Retail (continued)
4,980	Priceline.com, Inc. (a)	$3,573
		19,358
	Internet Software & Services — 4.77%
33,862	Baidu, Inc. – Sponsored ADR (a)	4,936
381,082	eBay, Inc. (a)	14,058
45,387	Google, Inc., Class – A (a)	29,104
32,991	LinkedIn Corp., Class – A (a)	3,365
11,475	Rackspace Hosting, Inc. (a)	663
95,671	Tencent Holdings Ltd. – ADR	2,666
5,000	VistaPrint NV (a)	193
11,562	Youku, Inc. – ADR (a)	254
		55,239
	Investment Banking & Brokerage — 0.61%
33,091	Goldman Sachs Group, Inc.	4,116
147,661	Morgan Stanley	2,900
		7,016
	IT Consulting & Other Services — 2.46%
72,178	Accenture PLC, Class – A	4,656
33,961	Cognizant Technology Solutions Corp. (a)	2,613
93,503	International Business Machines Corp.	19,509
31,900	SAIC, Inc. (a)	421
19,117	Teradata Corp. (a)	1,303
		28,502
	Leisure Products — 0.04%
7,133	Polaris Industries, Inc.	515
	Life & Health Insurance — 0.05%
12,700	Torchmark Corp.	633
	Life Sciences Tools & Services — 0.78%
97,160	Agilent Technologies, Inc.	4,325
9,372	Illumina, Inc. (a)	493
3,531	Mettler-Toledo International, Inc. (a)	652
4,100	Techne Corp.	288
42,000	Thermo Electron Corp.	2,368
10,245	Waters Corp. (a)	949
		9,075
	Managed Health Care — 1.36%
18,400	Humana, Inc.	1,701
188,579	UnitedHealth Group, Inc.	11,115
40,700	WellPoint, Inc.	3,004
		15,820
	Marine — 0.03%
5,900	Kirby Corp. (a)	388
	Metal & Glass Containers — 0.04%
7,500	AptarGroup, Inc.	411
	Motorcycle Manufacturers — 0.28%
66,403	Harley-Davidson, Inc.	3,259
	Movies & Entertainment — 0.29%
76,073	The Walt Disney Co.	3,330
	Office Electronics — 0.02%
6,142	Zebra Technologies Corp., Class – A (a)	253
	Oil & Gas Equipment & Services — 2.16%
2,019	CARBO Ceramics, Inc.	213
151,866	National Oilwell Varco, Inc.	12,069
11,853	Oceaneering International, Inc.	638
173,687	Schlumberger Ltd.	12,146
		25,066
	Oil & Gas Exploration & Production — 0.69%
24,011	Anadarko Petroleum Corp.	1,881
28,226	Concho Resources, Inc. (a)	2,881
28,987	EOG Resources, Inc.	3,221
		7,983
	Packaged Foods & Meats — 1.47%
430,348	DANONE SA - Sponsored ADR	5,973
12,189	Flowers Foods, Inc.	248
35,407	H.J. Heinz Co.	1,896
14,900	Hormel Foods Corp.	440
27,082	Kellogg Co.	1,453
14,503	McCormick & Co., Inc.	789
63,616	Mead Johnson Nutrition Co.	5,247
12,800	The J.M. Smucker Co.	1,042
		17,088
	Personal Products — 0.49%
91,224	The Estee Lauder Cos., Inc., Class - A	5,650
	Pharmaceuticals — 6.91%
172,089	Abbott Laboratories	10,547
80,807	Allergan, Inc.	7,711
80,928	Bristol-Myers Squibb Co.	2,731
109,834	Eli Lilly & Co.	4,423
31,800	Forest Laboratories, Inc. (a)	1,103
18,402	Hospira, Inc. (a)	688
167,289	Johnson & Johnson	11,034
313,982	Merck & Co., Inc.	12,057
349,105	Mylan, Inc. (a)	8,187
76,971	Novo Nordisk A/S - Sponsored ADR	10,677
63,710	Perrigo Co.	6,582
46,224	Shire PLC - Sponsored ADR	4,380
		80,120
	Publishing — 0.17%
5,105	John Wiley & Sons, Inc., Class - A	243
2,700	Morningstar, Inc.	170
33,216	The McGraw-Hill Cos., Inc.	1,610
		2,023
	Railroads — 0.33%
35,519	Union Pacific Corp.	3,818
	Research and Consulting Services — 0.11%
13,500	Equifax, Inc.	598
13,565	Versik Analytics, Inc., Class - A (a)	637
		1,235
	Restaurants — 5.06%
9,255	Chipotle Mexican Grill, Inc. (a)	3,869
14,916	Darden Restaurants, Inc.	763
64,047	Dunkin' Brands Group, Inc.	1,929
162,592	McDonald's Corp.	15,950
9,031	Panera Bread Co., Class - A (a)	1,453
320,114	Starbucks Corp.	17,891
235,597	YUM! Brands, Inc.	16,770
		58,625
	Semiconductors — 2.19%
38,531	Altera Corp.	1,534
51,358	ARM Holdings PLC - Sponsored ADR	1,453
70,697	Avago Technologies Ltd.	2,755
504,300	Intel Corp.	14,176
24,351	Microchip Technology, Inc.	906
134,941	Texas Instruments, Inc.	4,535
		25,359
	Soft Drinks — 2.90%
15,622	Monster Beverage Corp. (a)	970

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Soft Drinks (continued)
164,592	PepsiCo, Inc.	$10,921
293,705	The Coca-Cola Co.	21,737
		33,628
	Specialized Finance — 0.11%
5,400	CBOE Holdings, Inc.	153
8,017	InterContinental Exchange, Inc. (a)	1,102
		1,255
	Specialized Real Estate Investment Trust — 0.40%
73,916	American Tower Corp.	4,658
	Specialty Chemicals — 1.17%
176,840	Ecolab, Inc.	10,915
8,956	International Flavors & Fragrances, Inc.	525
13,550	Sigma-Aldrich Corp.	990
10,035	The Sherwin-Williams Co.	1,090
		13,520
	Specialty Stores — 0.31%
9,841	Dick's Sporting Goods, Inc.	473
9,700	Signet Jewelers Ltd.	458
79,181	Staples, Inc.	1,281
13,869	Tiffany & Co.	959
5,110	Ulta Salon, Cosmetics & Fragrance, Inc.	475
		3,646
	Systems Software — 2.89%
8,985	MICROS Systems, Inc. (a)	497
493,679	Oracle Corp.	14,395
206,858	Red Hat, Inc. (a)	12,389
55,681	VMware, Inc., Class - A (a)	6,257
		33,538
	Tobacco — 1.47%
15,819	Lorillard, Inc.	2,048
168,575	Philip Morris International, Inc.	14,938
		16,986
	Trading Companies & Distributors — 0.31%
34,140	Fastenal Co.	1,847
4,984	MSC Industrial Direct Co., Inc., Class - A	415
6,376	W.W. Grainger, Inc.	1,370
		3,632
	Trucking — 0.03%
5,378	Landstar System, Inc.	310
	Wireless Telecommunication Services — 0.14%
30,592	Crown Castle International Corp. (a)	1,632
	Total Common Stocks	1,003,506
	Corporate Bonds — 0.74%
	Automobiles — 0.16%
1,700	Daimler Finance North America LLC, 6.50%, 11/15/13	1,851
	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	101
700	SLM Corp., Series A, MTN, 0.86%, 1/27/14 (b)	668
		769
	Diversified Financial Services — 0.25%
400	Bank of America Corp., 6.00%, 9/1/17	435
300	Bank of America Corp., 5.65%, 5/1/18	320
600	Citigroup, Inc., 8.50%, 5/22/19	740
200	Goldman Sachs Group, Inc., 1.08%, 1/12/15 (b)	190
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	509
200	Goldman Sachs Group, Inc., 0.92%, 3/22/16 (b)	182
300	Goldman Sachs Group, Inc., 6.25%, 9/1/17	329
100	JPMorgan Chase & Co., 4.40%, 7/22/20	104
100	Merrill Lynch & Co., Series C, MTN, 5.45%, 2/5/13	103
		2,912
	Health Care Providers & Services — 0.08%
990	Fresenius Medical Care Holdings, Inc., 1.84%, 3/31/13 (b)	988
	Insurance — 0.01%
100	American International Group, Inc., 3.75%, 11/30/13 (c)	101
	Oil, Gas & Consumable Fuels — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	112
	Thrifts & Mortgage Finance — 0.16%
1,900	SSIF Nevada LP, 1.27%, 4/14/14 (b)(c)	1,886
	Total Corporate Bonds	8,619
	Asset Backed Securities — 0.39%
534	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.59%, 6/25/34 (b)	380
434	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.32%, 5/25/37 (b)	320
277	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.33%, 6/25/47 (b)	268
157	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.34%, 5/25/36 (b)	154
1,800	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.34%, 5/16/16 (b)(c)	1,804
127	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.32%, 10/25/28 (b)	126
147	Harvest CLO, Series IX, Class A1, 1.59%, 3/29/17 (b)	190
325	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.30%, 5/25/37 (b)	280
247	SLM Student Loan Trust, Series 2005-4, Class A2, 0.64%, 4/26/21 (b)	246
634	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	706
41	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	46
	Total Asset Backed Securities	4,520
	Collateralized Mortgage Obligations — 2.79%
586	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.63%, 10/25/34 (b)	541
18	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.24%, 9/25/45 (b)	14

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	$133
22	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 3.00%, 2/25/36 (b)	16
94	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.70%, 2/25/33 (b)	93
42	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.89%, 2/25/33 (b)	37
750	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.61%, 8/25/33 (b)	748
675	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.81%, 9/25/34 (b)	565
729	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 2.94%, 10/25/34 (b)	571
41	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.21%, 11/25/34 (b)	41
23	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.57%, 3/25/35 (b)	23
684	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 3.08%, 3/25/35 (b)	674
1,069	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.66%, 9/25/34 (b)	799
390	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.66%, 5/25/35 (b)	360
1,023	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.68%, 8/25/35 (b)	961
110	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.45%, 9/25/35 (b)	96
199	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.10%, 9/25/35 (b)	191
165	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	162
1,004	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.45%, 5/25/35 (b)	601
35	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.52%, 2/25/37 (b)	19
395	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.45%, 7/25/46 (b)	247
32	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.92%, 2/25/37 (b)	21
39	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.43%, 9/25/46 (b)	22
33	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.45%, 7/20/46 (b)	13
87	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.53%, 4/25/35 (b)	56
897	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.47%, 5/25/35 (b)	607
633	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.59%, 2/20/36 (b)	463
408	CS First Boston Mortgage Securities Corp., Series 2004-7, Class 1A1, 5.00%, 11/25/34	408
174	Fannie Mae Whole Loan, 6.00%, 7/25/44	194
612	Fannie Mae, Series 2006-82, Class F, 0.81%, 9/25/36 (b)	613
197	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.54%, 2/25/34 (b)	190
11	Freddie Mac, Series 2395, Class FT, 0.69%, 12/15/31 (b)	11
571	Freddie Mac, Series 3174, Class FM, 0.48%, 5/15/36 (b)	569
15	Freddie Mac, Series 3346, Class FA, 0.47%, 2/15/19 (b)	15
1,175	Freddie Mac, Series 3616, Class FG, 0.89%, 3/15/32 (b)	1,181
74	Government National Mortgage Association, Series 2000-14, Class F, 0.90%, 2/16/30 (b)	75
4,392	Government National Mortgage Association, Series 2005-16, Class FA, 0.49%, 2/20/35 (b)	4,381
4,295	Government National Mortgage Association, Series 2005-3, Class FC, 0.49%, 1/16/35 (b)	4,284
1,226	Government National Mortgage Association, Series 2008-6, Class FA, 0.73%, 2/20/38 (b)	1,231
1,710	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.46%, 6/25/45 (b)	1,152
397	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.66%, 9/25/35 (b)	385
958	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.46%, 5/19/35 (b)	608
324	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 2.00%, 10/25/35 (b)	298
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	137
779	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.66%, 10/25/35 (b)	538
2,310	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.54%, 8/25/35 (b)	1,419
1,460	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.55%, 1/25/34 (b)	1,311
1,933	WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 0.53%, 10/25/45 (b)	1,544
568	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.55%, 1/25/45 (b)	471
659	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.47%, 4/25/45 (b)	526
301	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.69%, 12/25/33 (b)	306
348	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.65%, 1/25/35 (b)	328

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued)- March 31, 2012 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$600	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.72%, 10/25/35 (b)	$537
205	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.62%, 3/25/35 (b)	194
1,560	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.63%, 3/25/36 (b)	1,349
	Total Collateralized Mortgage Obligations	32,329
	Certificates of Deposit — 0.37%
1,700	Banco do Brasil New York, 0.00%, 3/26/13	1,682
700	Intesa Sanpaolo New York, 2.38%, 12/21/12	689
2,000	Itau Unibanco New York, 0.00%, 3/26/13	1,952
	Total Certificates of Deposit	4,323
	Global Bonds — 0.41%
	Mexico — 0.20%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(d)	2,279
	Netherlands — 0.04%
300	Deutsche Telekom International Finance BV, Series E, MTN, 7.13%, 9/26/12 (d)	492
	United Kingdom — 0.02%
100	U.K. Treasury, 3.75%, 9/7/21 (d)	182
	United States — 0.15%
900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23 (d)	1,117
400	Goldman Sachs Group, Inc., 1.41%, 2/4/13 (b)	530
		1,647
	Total Global Bonds	4,600
	Municipal Bonds — 0.17%
	California — 0.15%
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,007
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	727
		1,734
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	234
	Total Municipal Bonds	1,968
	U.S. Government Agency Mortgages — 0.15%
342	Fannie Mae, Pool #735591, 2.32%, 10/1/35 (b)	364
24	Fannie Mae, Pool #796295, 4.50%, 12/1/34	26
14	Fannie Mae, Pool #889414, 6.00%, 11/1/37	15
416	Fannie Mae, Pool #AC3286, 4.00%, 10/1/24	441
320	Fannie Mae, Pool #AC7210, 4.00%, 11/1/24	339
471	Fannie Mae, Pool #AE0218, 4.50%, 8/1/40	501
17	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	18
	Total U.S. Government Agency Mortgages	1,704
	U.S. Treasury Obligations — 10.15%
996	U.S. Treasury Bills, 0.10%, 4/19/12 (e)	996
3,300	U.S. Treasury Bills, 0.06%, 4/26/12 (e)	3,300
6,700	U.S. Treasury Bills, 0.06%, 5/3/12 (e)	6,700
7,300	U.S. Treasury Bills, 0.04%, 5/17/12 (e)	7,300
500	U.S. Treasury Bills, 0.03%, 6/7/12 (e)	500
7,000	U.S. Treasury Bills, 0.04%, 6/14/12 (e)	6,999
10,800	U.S. Treasury Bills, 0.04%, 6/21/12 (e)	10,798
4,000	U.S. Treasury Bills, 0.06%, 6/28/12 (e)	3,999
4,500	U.S. Treasury Bills, 0.11%, 8/9/12 (e)	4,498
3,500	U.S. Treasury Bills, 0.12%, 8/16/12 (e)	3,498
10,100	U.S. Treasury Bills, 0.08%, 8/23/12 (e)	10,095
2,850	U.S. Treasury Bills, 0.13%, 8/30/12 (e)	2,849
10,900	U.S. Treasury Bills, 0.13%, 9/6/12 (e)	10,894
5,100	U.S. Treasury Bills, 0.15%, 9/13/12 (e)	5,097
14,604	U.S. Treasury Bills, 0.13%, 9/20/12 (e)	14,595
4,200	U.S. Treasury Bills, 0.14%, 9/27/12 (e)	4,197
11,167	U.S. Treasury Bills, 0.20%, 3/7/13 (e)	11,149
200	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	306
500	U.S. Treasury Inflation Index Note, 1.25%, 7/15/20	593
100	U.S. Treasury Inflation Index Note, 1.13%, 1/15/21	117
200	U.S. Treasury Inflation Index Note, 0.63%, 7/15/21	218
7,600	U.S. Treasury Inflation Index Note, 0.13%, 1/15/22	7,792
1,200	U.S. Treasury Note, 2.00%, 2/15/22	1,177
	Total U.S. Treasury Obligations	117,667
	Yankee Dollars — 0.68%
	Aerospace & Defense — 0.06%
680	Waha Aerospace BV, 3.93%, 7/28/20	704
	Commercial Banks — 0.39%
500	Banco Bradesco SA, 2.60%, 5/16/14 (b)(c)	508
1,000	Banco Votorantim, 5.25%, 2/11/16 (c)	1,031
1,100	DNB Bank ASA, 3.20%, 4/3/17	1,104
200	Export-Import Bank of Korea, 5.88%, 1/14/15	218
200	Export-Import Bank of Korea, 4.13%, 9/9/15	210
200	Export-Import Bank of Korea, 5.13%, 6/29/20	214
1,300	Nordea Bank AB, 1.47%, 1/14/14 (b)(c)	1,297
		4,582
	Oil, Gas & Consumable Fuels — 0.03%
300	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	350
	Real Estate Management & Development — 0.12%
1,300	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,393
	Sovereign — 0.08%
500	Republic of Korea, 5.75%, 4/16/14	539
300	Republic of Korea, 7.13%, 4/16/19	371
		910
	Total Yankee Dollars	7,939
	Time Deposit — 0.05%
548	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	548
	Total Time Deposit	548

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares, Contracts or Principal Amount (000)	Security Description	Value (000)
	Mutual Funds — 2.74%
24,071,127	Alliance Money Market Fund Prime Portfolio, 0.13% (f)	$24,071
7,710,622	SSgA U.S. Government Money Market, 0.00% (f)	7,711
	Total Mutual Funds	31,782
	Put Options Purchased — 0.02%
350	U.S. Dollar 25 – Year Interest Put Option, 3.75%
	Expiring January, 2013 at $4	178
180	U.S. Dollar 25 – Year Interest Put Option, 3.75%
	Expiring January, 2013 at $4	91
50	S&P 500 Future Put Option
	Expiring June, 2012 at $525	1
163	S&P 500 Future Put Option
	Expiring June, 2012 at $500	2
37	S&P 500 Future Put Option
	Expiring June, 2012 at $550	—
	Total Put Options Purchased	272
	Total Investments
	(cost $990,540) — 105.23%	1,219,777

	Liabilities in excess of other assets — (5.23)%	(60,574)
	Net Assets — 100.00%	$1,159,203

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2012.
(c)	Represents a security purchased under Rule 144a or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The principal amount is disclosed in foreign currency and the value is disclosed in U.S. Dollars.
(e)	Rate disclosed represents effective yield at purchase.
(f)	The rate disclosed is the rate in effect on March 31, 2012.

ADR — American Depositary Receipt

MTN — Medium Term Note

TBA — Security is subject to delayed delivery.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc.	PIMCO	Sustainable Growth Advisers	Total

Common Stocks	23.54%	43.01%	-	20.02%	86.57%
Corporate Bonds	-	-	0.74%	-	0.74%
Asset Backed Securities	-	-	0.39%	-	0.39%
Collateralized Mortgage Obligations	-	-	2.79%	-	2.79%
Certificates of Deposit	-	-	0.37%	-	0.37%
Global Bonds	-	-	0.26%	-	0.26%
Municipal Bonds	-	-	0.17%	-	0.17%
U.S. Government Agency Mortgages	-	-	0.15%	-	0.15%
U.S. Treasury Obligations	-	-	10.15%	-	10.15%
Yankee Dollars	-	-	0.83%	-	0.83%
Time Deposits	0.05%	-	-	-	0.05%
Mutual Funds	-	2.08%	0.66%	-	2.74%
Put Options Purchased	-	0.00%	0.02%	-	0.02%
Other Assets (Liabilities)	-1.98%	-1.99%	-1.63%	0.37%	-5.23%
Total Net Assets	21.61%	43.10%	14.90%	20.39%	100.00%

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
189	S&P 500 E-Mini Future	$13,260	Jun-12	$297
457	S&P 500 Future	160,316	Jun-12	5,595
	Net Unrealized Appreciation/(Depreciation)			$5,892

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/12 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
500,000	Australian Dollar	Deutsche Bank	4/23/12	$536	$516	$(20)
438,952	Australian Dollar	Citibank	4/5/12	455	454	(1)
391,134	Brazilian Real	Barclays Bank	4/3/12	228	214	(14)
396,285	Brazilian Real	Deutsche Bank	4/3/12	229	217	(12)
24,842	Brazilian Real	Morgan Stanley	4/3/12	14	13	(1)
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,650	50
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,828	28
3,857,750	Chinese Renminbi	JP Morgan Chase	4/7/16	650	612	(38)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,981	24
10,800	Chinese Renminbi	Citibank	6/1/12	2	2	-
2,229,492	Chinese Renminbi	Barclays Bank	6/1/12	354	354	-
1,344,000	Euro	Barclays Bank	4/16/12	1,775	1,792	17
715,000	Euro	Deutsche Bank	4/16/12	956	954	(2)
57,000	Euro	Barclays Bank	6/14/12	75	76	1
688,151	Euro	Citibank	4/5/12	918	918	-
2,398,000	British Pound Sterling	Citibank	6/12/12	3,790	3,833	43
91,244,200	Indian Rupee	JP Morgan Chase	7/12/12	1,963	1,754	(209)
8,627,500	Indian Rupee	Deutsche Bank	7/12/12	170	166	(4)
18,450,819	Japanese Yen	Citibank	4/5/12	223	223	-
2,113,969,000	Korean Won	Citibank	7/12/12	1,873	1,863	(10)
7,780	Malaysian Ringgit	JP Morgan Chase	4/23/12	3	3	-
	Total Currencies Purchased			$19,571	$19,423	$(148)

	Currencies Sold
4,235,000	Australian Dollar	HSBC	4/23/12	$4,513	$4,374	$139
380,043	Brazilian Real	Barclays Bank	4/3/12	203	208	(5)
432,218	Brazilian Real	JP Morgan Chase	4/3/12	249	237	12
24,842	Brazilian Real	Morgan Stanley	6/4/12	14	13	1
13,164,450	Chinese Renminbi	Deutsche Bank	2/1/13	2,041	2,087	(46)
3,239,339	Chinese Renminbi	JP Morgan Chase	6/1/12	513	514	(1)
5,559,000	Euro	Citibank	4/16/12	7,191	7,413	(222)
1,841,000	Euro	Barclays Bank	4/16/12	2,397	2,455	(58)
1,600,000	Euro	Bank of Nova Scotia	4/16/12	2,105	2,134	(29)
2,891,000	British Pound Sterling	JP Morgan Chase	6/12/12	4,540	4,621	(81)
103,164,840	Indian Rupee	Barclays Bank	7/12/12	1,873	1,983	(110)
143,774,000	Japanese Yen	Barclays Bank	6/7/12	1,750	1,739	11
265,270,500	Korean Won	JP Morgan Chase	7/12/12	233	234	(1)
28,929,785	Mexican Peso	Morgan Stanley	6/15/12	2,256	2,246	10
8,871	Singapore Dollar	Deutsche Bank	5/15/12	7	7	-
171,915	Taiwan Dollar	Barclays Bank	4/9/12	6	6	-
	Total Currencies Sold			$29,891	$30,271	$(380)
	Net Unrealized Appreciation/(Depreciation)					$(528)

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1,320)	Put - Interest Rate Option U.S. Dollar 5 - Year Interest	4	$(182)	$(215)	Jan-13	$(34)
(680)	Put - Interest Rate Option 5 - Year Interest	4	(84)	(111)	Jan-13	(26)
(140)	Put - Interest Rate Option 10 - Year Interest	3	(26)	(15)	Jun-12	11
(140)	Call - Interest Rate Option 10 - Year Interest	3	(26)	(32)	Jun-12	(6)
(13)	Call - U.S. Future Option 10 - Year Interest	128	(20)	(27)	Jun-12	(7)
(13)	Put - U.S. Future Option 10 - Year Interest	128	(16)	(8)	Jun-12	8
	Net Unrealized Appreciation/(Depreciation)		$(354)	$(408)		$(54)

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

SWAP Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Fixed Rate	Pay/Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$1,968	$(11)	$(10)	6/15/22	4.75%	Receive	$1
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	17,700	-	-	9/21/21	4.00%	Receive	-
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,346	(6)	122	12/15/20	6.00%	Receive	128
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., based on the Brazil Cetip Interbank Deposit Rate Index	767	8	10	1/2/15	10.61%	Receive	2
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	11,900	-	-	6/20/32	2.75%	Receive	-
Interest Rate Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Index	5,800	-	-	6/20/42	2.75%	Receive	-
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	2,485	(69)	188	12/15/21	5.75%	Receive	257
Interest Rate Swap Agreement with JPMorgan Chase Bank, NA, based on the London Interbank Offer Rate Index	7,767	(28)	(40)	6/15/22	4.75%	Receive	(12)
Interest Rate Swap Agreement with Citibank NA, based on the London Interbank Offer Rate Index	2,382	(15)	(12)	6/15/22	4.75%	Receive	3
Interest Rate Swap Agreement with Deutsche Bank AG, based on the London Interbank Offer Rate Index	104	(1)	(1)	6/15/22	4.75%	Receive	-
Interest Rate Swap Agreement with HSBC Bank, based on the Brazil Cetip Interbank Deposit Rate Index	9,865	17	36	1/2/15	10.14%	Receive	19
Interest Rate Swap Agreement with Deutsche Bank AG, based on the Brazil Cetip Interbank Deposit Rate Index	3,179	2	12	1/2/15	10.14%	Receive	10
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	5,974	-	20	1/2/15	10.12%	Receive	20
Receiver Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	177	727	558	9/21/21	4.00%	Receive	(169)
Receiver Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index(a)	(119)	(107)	390	6/20/32	-	Receive	497
Receiver Swap Agreement with Credit Suisse, based on the London Interbank Offer Rate Index(a)	(58)	-	395	6/20/42	-	Receive	395
		$517	$1,668				$1,151

(a) As of March 31, 2012, there is no rate in effect.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

	Security	Value
Shares	Description	(000)
	Common Stocks — 98.34%
	Advertising — 0.73%
1,100	Arbitron, Inc.	$41
6,700	Digital Generation, Inc. (a)	68
89,589	Harte-Hanks, Inc.	811
1,000	MDC Partners, Inc., Class - A	11
2,300	National CineMedia, Inc.	35
400	ReachLocal, Inc. (a)	3
		969
	Aerospace & Defense — 2.68%
4,514	AAR Corp.	82
700	Aerovironment, Inc. (a)	19
1,300	Alliant Techsystems, Inc.	65
360	American Science & Engineering, Inc.	24
400	Astronics Corp. (a)	14
2,695	Ceradyne, Inc.	88
2,001	Cubic Corp.	95
18,714	Curtiss-Wright Corp.	693
1,450	DigitalGlobe, Inc. (a)	19
4,621	Esterline Technologies Corp. (a)	330
8,306	Exelis, Inc.	104
1,700	GenCorp, Inc. (a)	12
1,700	HEICO Corp.	88
3,400	Hexcel Corp. (a)	82
18,829	Huntington Ingalls Industries, Inc. (a)	758
3,750	ITT Corp.	86
200	LMI Aerospace, Inc. (a)	4
6,043	Moog, Inc., Class - A (a)	259
978	National Presto Industries, Inc.	74
23,610	Orbital Sciences Corp. (a)	310
2,600	TASER International, Inc. (a)	11
400	Teledyne Technologies, Inc. (a)	25
5,209	Triumph Group, Inc.	326
		3,568
	Agricultural Products — 0.39%
100	Alico, Inc.	2
4,392	Corn Products International, Inc.	253
10,700	Darling International, Inc. (a)	187
2,892	Fresh Del Monte Produce, Inc.	66
300	Limoneira Co.	5
		513
	Air Freight & Logistics — 0.55%
15,089	Air Transport Services Group, Inc. (a)	87
2,000	Atlas Air Worldwide Holdings, Inc. (a)	98
1,200	Forward Air Corp.	44
7,747	Hub Group, Inc., Class - A (a)	279
100	Pacer International, Inc. (a)	1
300	Park-Ohio Holdings Corp. (a)	6
12,330	UTI Worldwide, Inc.	213
		728
	Airlines — 1.07%
5,782	Alaska Air Group, Inc. (a)	207
600	Allegiant Travel Co. (a)	33
11,907	Hawaiian Holdings, Inc. (a)	62
32,568	JetBlue Airways Corp. (a)	159
5,874	SkyWest, Inc.	65
39,440	United Continental Holdings, Inc. (a)	848
6,900	US Airways Group, Inc. (a)	53
		1,427
	Airport Services — 0.01%
400	Wesco Aircraft Holdings, Inc. (a)	7
	Alternative Carriers — 0.27%
2,500	8x8, Inc. (a)	11
949	AboveNet, Inc. (a)	79
100	Boingo Wireless, Inc. (a)	1
1,100	inContact, Inc. (a)	6
300	Iridium Communications, Inc. (a)	3
600	Lumos Networks Corp.	6
25,903	Premiere Global Services, Inc. (a)	234
1,800	Towerstream Corp. (a)	9
2,400	Vonage Holdings Corp. (a)	5
		354
	Aluminum — 0.02%
300	Kaiser Aluminum Corp.	14
900	Noranda Aluminum Holding Corp.	9
		23
	Apparel Retail — 1.60%
37,432	Aeropostale, Inc. (a)	809
2,000	Ann, Inc. (a)	57
2,600	Ascena Retail Group, Inc. (a)	115
500	Body Central Corp. (a)	15
23,968	Chico's FAS, Inc.	362
400	Destination Maternity Corp.	7
2,300	Express, Inc. (a)	58
200	Francesca's Holdings Corp. (a)	6
100	Genesco, Inc. (a)	7
1,100	Jos. A. Bank Clothiers, Inc. (a)	55
3,800	Rue21, Inc. (a)	112
3,035	Shoe Carnival, Inc. (a)	98
11,113	Stein Mart, Inc. (a)	73
3,713	The Buckle, Inc.	178
4,100	The Cato Corp., Class - A	113
700	The Finish Line, Inc., Class - A	15
400	The Men's Wearhouse, Inc.	16
900	Zumiez, Inc. (a)	33
		2,129
	Apparel, Accessories & Luxury Goods — 1.28%
1,800	Carter's, Inc. (a)	90
300	Cherokee, Inc.	3
300	Columbia Sportswear Co.	14
3,900	Delta Apparel, Inc. (a)	64
3,742	G-III Apparel Group Ltd. (a)	106
4,390	Hanesbrands, Inc. (a)	130
100	Kenneth Cole Productions, Inc., Class - A (a)	2
200	Liz Claiborne, Inc. (a)	3
5,000	Maidenform Brands, Inc. (a)	113
500	Oxford Industries, Inc.	25
62,933	The Jones Group, Inc.	790
1,400	The Warnaco Group, Inc. (a)	82
1,100	True Religion Apparel, Inc. (a)	30
2,405	Under Armour, Inc., Class - A (a)	226
800	Vera Bradley, Inc. (a)	24
		1,702
	Application Software — 2.39%
1,400	ACI Worldwide, Inc. (a)	56
1,300	Actuate Corp. (a)	8
4,430	Advent Software, Inc. (a)	113
900	American Software, Inc., Class - A	8
3,500	Aspen Technology, Inc. (a)	72
1,900	Blackbaud, Inc.	63
1,500	Bottomline Technologies, Inc. (a)	42
900	BroadSoft, Inc. (a)	34
1,200	Callidus Software, Inc. (a)	9

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Application Software (continued)
8,915	Compuware Corp. (a)	$82
1,800	Concur Technologies, Inc. (a)	103
500	Convio, Inc. (a)	8
900	Deltek, Inc. (a)	10
300	Digimarc Corp. (a)	8
800	Ebix, Inc.	19
400	Ellie Mae, Inc. (a)	4
100	EPIQ Systems, Inc.	1
2,502	ePlus, Inc. (a)	80
2,870	Fair Isaac Corp.	126
600	Guidance Software, Inc. (a)	7
300	Guidewire Software, Inc. (a)	9
3,598	Informatica Corp. (a)	190
600	Interactive Intelligence Group (a)	18
2,456	JDA Software Group, Inc. (a)	67
500	Jive Software, Inc. (a)	14
1,100	Kenexa Corp. (a)	34
800	Manhattan Associates, Inc. (a)	38
1,900	Mentor Graphics Corp. (a)	28
320	MicroStrategy, Inc., Class - A (a)	45
1,500	Monotype Imaging Holdings, Inc. (a)	22
1,400	Motricity, Inc. (a)	2
1,500	NetScout Systems, Inc. (a)	31
18,324	Parametric Technology Corp. (a)	512
700	Pegasystems, Inc.	27
900	PROS Holdings, Inc. (a)	17
205	QAD, Inc., Class - A	3
2,900	QLIK Technologies, Inc. (a)	93
4,498	Quest Software, Inc. (a)	105
1,200	RealPage, Inc. (a)	23
7,630	SolarWinds, Inc. (a)	295
1,100	Synchronoss Technologies, Inc. (a)	35
1,700	Taleo Corp., Class - A (a)	78
300	Tangoe, Inc. (a)	6
600	TeleNav, Inc. (a)	4
1,036	The Ultimate Software Group, Inc. (a)	76
4,062	TIBCO Software, Inc. (a)	124
26,411	TiVo, Inc. (a)	317
1,200	Tyler Technologies, Inc. (a)	46
900	Verint Systems, Inc. (a)	29
1,700	VirnetX Holding Corp. (a)	41
		3,182
	Asset Management & Custody Banks — 0.58%
1,300	Artio Global Investors, Inc.	6
5,609	Calamos Asset Management, Inc., Class - A	74
600	Cohen & Steers, Inc.	19
100	Diamond Hill Investment Group, Inc.	7
600	Epoch Holding Corp.	14
19,375	Fifth Street Finance Corp.	189
1,600	Financial Engines, Inc. (a)	36
200	GAMCO Investors, Inc., Class - A	10
100	ICG Group, Inc. (a)	1
3,610	Main Street Capital Corp.	89
100	Manning & Napier, Inc. (a)	1
300	Pzena Investment Management, Inc., Class - A	2
250	Virtus Investment Partners, Inc. (a)	21
8,848	Waddell & Reed Financial, Inc., Class - A	287
300	Westwood Holdings Group, Inc.	12
		768
	Auto Parts & Equipment — 0.73%
600	American Axle & Manufacturing Holdings, Inc. (a)	7
1,200	Amerigon, Inc. (a)	19
3,428	Autoliv, Inc.	230
5,650	Dana Holding Corp.	88
454	Dorman Products, Inc. (a)	23
300	Drew Industries, Inc. (a)	8
800	Exide Technologies (a)	3
5,288	Federal-Mogul Corp. (a)	91
3,775	Gentex Corp.	93
17,154	Modine Manufacturing Co. (a)	151
3,674	Standard Motor Products, Inc.	65
1,100	Stoneridge, Inc. (a)	11
4,567	Superior Industries International, Inc.	89
2,500	Tenneco, Inc. (a)	93
200	Tower International, Inc. (a)	2
		973
	Automobile Manufacturers — 0.22%
8,900	Thor Industries, Inc.	281
1,200	Winnebago Industries, Inc. (a)	12
		293
	Automotive Retail — 0.25%
200	America's Car-Mart, Inc. (a)	9
1,443	Group 1 Automotive, Inc.	81
1,300	Monro Muffler Brake, Inc.	54
4,890	Sonic Automotive, Inc., Class - A	88
6,733	The Pep Boys - Manny, Moe & Jack	100
		332
	Biotechnology — 2.28%
2,100	Achillion Pharmaceuticals, Inc. (a)	20
1,600	Acorda Therapeutics, Inc. (a)	42
700	Affymax, Inc. (a)	8
3,900	Alkermes PLC (a)	72
3,300	Allos Therapeutics, Inc. (a)	5
1,800	Alnylam Pharmaceuticals, Inc. (a)	20
100	AMAG Pharmaceuticals, Inc. (a)	2
600	Amicus Therapeutics, Inc. (a)	3
400	Anacor Pharmaceuticals, Inc. (a)	2
900	Anthera Pharmaceuticals, Inc. (a)	2
400	Arena Pharmaceuticals, Inc. (a)	1
6,500	ARIAD Pharmaceuticals, Inc. (a)	104
2,100	ArQule, Inc. (a)	15
1,500	Array BioPharma, Inc. (a)	5
43,209	Astex Pharmaceuticals, Inc. (a)	80
1,257	Aveo Phamaceuticals, Inc. (a)	16
5,600	AVI BioPharma, Inc. (a)	9
1,200	BioCryst Pharmaceuticals, Inc. (a)	6
3,154	BioMarin Pharmaceutical, Inc. (a)	108
4,600	BioSante Pharmaceuticals, Inc. (a)	3
200	BioSpecifics Technologies Corp. (a)	3
900	BioTime, Inc. (a)	4
7,000	Cell Therapeutics, Inc. (a)	9
300	Celldex Therapeutics, Inc. (a)	2
9,389	Cepheid, Inc. (a)	393
2,500	Chelsea Therapeutics International Ltd. (a)	6
900	Cleveland Biolabs, Inc. (a)	2
300	Clovis Oncology, Inc. (a)	8
1,000	Codexis, Inc. (a)	4
5,462	Cubist Pharmaceuticals, Inc. (a)	236
2,200	Curis, Inc. (a)	11
1,900	Cytori Therapeutics, Inc. (a)	5
1,000	DUSA Pharmaceuticals, Inc. (a)	6
4,100	Dyax Corp. (a)	6

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
6,300	Dynavax Technologies Corp. (a)	$32
5,300	Emergent BioSolutions, Inc. (a)	85
100	Enzon Pharmaceuticals, Inc. (a)	1
1,600	Exact Sciences Corp. (a)	18
700	Genomic Health, Inc. (a)	21
1,100	Geron Corp. (a)	2
900	GTx, Inc. (a)	3
3,600	Halozyme Therapeutics, Inc. (a)	46
200	Horizon Pharma, Inc. (a)	1
26,700	Human Genome Sciences, Inc. (a)	220
600	Idenix Pharmaceuticals, Inc. (a)	6
2,200	ImmunoGen, Inc. (a)	32
2,700	Immunomedics, Inc. (a)	10
3,700	Incyte Corp. (a)	71
800	Infinity Pharmaceuticals, Inc. (a)	10
1,000	InterMune, Inc. (a)	15
2,200	Ironwood Pharmaceuticals, Inc. (a)	29
4,000	Isis Pharmaceuticals, Inc. (a)	35
2,800	Keryx Biopharmaceuticals, Inc. (a)	14
2,800	Lexicon Pharmaceuticals, Inc. (a)	5
816	Ligand Pharmaceuticals, Inc., Class - B (a)	13
4,100	MannKind Corp. (a)	10
12,611	Maxygen, Inc. (a)	72
1,300	Medivation, Inc. (a)	97
1,100	Metabolix, Inc. (a)	3
1,900	Momenta Pharmaceuticals, Inc. (a)	29
3,671	Myriad Genetics, Inc. (a)	87
1,900	Nabi Biopharmaceuticals (a)	4
24,695	Nanosphere, Inc. (a)	49
1,700	Neurocrine Biosciences, Inc. (a)	14
200	NewLink Genetics Corp. (a)	2
3,800	Novavax, Inc. (a)	5
3,400	NPS Pharmaceuticals, Inc. (a)	23
700	Nymox Pharmaceutical Corp. (a)	6
400	OncoGenex Pharmaceutical, Inc. (a)	5
1,200	Oncothyreon, Inc. (a)	5
2,600	Onyx Pharmaceuticals, Inc. (a)	98
4,400	Opko Health, Inc. (a)	21
1,300	Orexigen Therapeutics, Inc. (a)	5
700	Osiris Therapeutics, Inc. (a)	4
16,400	PDL BioPharma, Inc.	104
4,000	Peregrine Pharmaceuticals, Inc. (a)	2
1,900	Pharmacyclics, Inc. (a)	53
1,400	PharmAthene, Inc. (a)	2
800	Progenics Pharmaceuticals, Inc. (a)	8
2,200	Rigel Pharmaceuticals, Inc. (a)	18
2,200	Sangamo BioSciences, Inc. (a)	11
2,000	Savient Pharmaceuticals, Inc. (a)	4
17,689	SciClone Pharmaceuticals, Inc. (a)	112
4,000	Seattle Genetics, Inc. (a)	81
1,300	SIGA Technologies, Inc. (a)	4
2,400	Spectrum Pharmaceuticals, Inc. (a)	30
1,200	Sunesis Pharmaceuticals, Inc. (a)	3
1,100	Synta Pharmaceuticals Corp. (a)	5
1,100	Targacept, Inc. (a)	6
2,400	Theravance, Inc. (a)	47
200	Transcept Pharmaceuticals, Inc. (a)	2
400	Trius Therapeutics, Inc. (a)	2
1,724	United Therapeutics Corp. (a)	81
1,200	Vanda Pharmaceuticals, Inc. (a)	6
3,000	Vical, Inc. (a)	10
2,700	Zalicus, Inc. (a)	3
2,700	ZIOPHARM Oncology, Inc. (a)	15
500	Zogenix, Inc. (a)	1
		3,036
	Brewers — 0.03%
329	The Boston Beer Co., Inc., Class - A (a)	35
	Broadcasting — 0.01%
1,100	Belo Corp., Class - A	8
300	Cumulus Media, Inc., Class - A (a)	1
2,000	Entravision Communications Corp., Class - A	3
100	Sinclair Broadcast Group, Inc., Class - A	1
		13
	Building Products — 1.93%
4,633	A.O. Smith Corp.	208
750	AAON, Inc.	15
700	Ameresco, Inc., Class - A (a)	9
7,840	Apogee Enterprises, Inc.	102
39,736	Fortune Brands Home & Security, Inc. (a)	877
65,747	Griffon Corp.	704
8,040	Lennox International, Inc.	324
4,330	Trex Co., Inc. (a)	139
4,323	Universal Forest Products, Inc.	149
2,100	USG Corp. (a)	36
		2,563
	Cable & Satellite — 0.01%
1,100	Knology, Inc. (a)	20
	Casinos & Gaming — 0.14%
1,300	Ameristar Casinos, Inc.	24
500	Caesars Entertainment Corp. (a)	8
145	Churchill Downs, Inc.	8
200	Pinnacle Entertainment, Inc. (a)	2
1,400	Scientific Games Corp., Class - A (a)	16
1,800	Shuffle Master, Inc. (a)	32
3,990	WMS Industries, Inc. (a)	95
		185
	Catalog Retail — 0.05%
1,700	HSN, Inc.	64
1,300	ValueVision Media, Inc., Class - A (a)	3
		67
	Coal & Consumable Fuels — 0.13%
2,714	Alpha Natural Resources, Inc. (a)	41
700	Amyris, Inc. (a)	4
4,132	Cloud Peak Energy, Inc. (a)	66
100	Hallador Energy Co.	1
300	KiOR, Inc., Class - A (a)	4
3,400	Patriot Coal Corp. (a)	21
300	Solazyme, Inc. (a)	4
3,400	Ur-Energy, Inc. (a)	4
2,600	Uranerz Energy Corp. (a)	7
3,200	Uranium Energy Corp. (a)	13
3,700	Uranium Resources, Inc. (a)	3
100	Westmoreland Coal Co. (a)	1
		169
	Commercial Printing — 0.18%
1,200	Cenveo, Inc. (a)	4
300	Consolidated Graphics, Inc. (a)	14
5,451	Deluxe Corp.	128
5,333	Ennis, Inc.	84
1,000	InnerWorkings, Inc. (a)	12
100	Quad Graphics, Inc.	1
		243

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commodity Chemicals — 0.45%
1,800	Calgon Carbon Corp. (a)	$28
400	Hawkins, Inc.	15
3,147	Koppers Holdings, Inc.	121
7,464	Methanex Corp.	242
300	NL Industries, Inc.	4
8,800	STR Holdings, Inc. (a)	43
400	TPC Group, Inc. (a)	18
1,825	Westlake Chemical Corp.	118
900	Zagg, Inc. (a)	10
		599
	Communications Equipment — 1.34%
5,895	ADTRAN, Inc.	184
4,772	Anaren, Inc. (a)	88
17,008	Arris Group, Inc. (a)	192
12,233	Aruba Networks, Inc. (a)	273
2,580	Black Box Corp.	66
1,546	Calix, Inc. (a)	13
4,770	Communications Systems, Inc.	63
600	Dialogic, Inc. (a)	1
200	Digi International, Inc. (a)	2
1,000	Extreme Networks, Inc. (a)	4
3,750	Finisar Corp. (a)	76
600	Globecomm Systems, Inc. (a)	9
1,100	Harmonic, Inc. (a)	6
300	Infinera Corp. (a)	2
1,848	InterDigital, Inc.	64
1,600	Ixia (a)	20
41	Loral Space & Communications, Inc. (a)	3
400	Meru Networks, Inc. (a)	2
1,500	NETGEAR, Inc. (a)	57
400	NumereX Corp., Class - A (a)	4
4,781	Oplink Communications, Inc. (a)	82
500	Plantronics, Inc.	20
11,185	Polycom, Inc. (a)	213
1,360	Powerwave Technologies, Inc. (a)	3
600	Procera Networks, Inc. (a)	13
6,779	Riverbed Technology, Inc. (a)	190
500	SeaChange International, Inc. (a)	4
1,900	ShoreTel, Inc. (a)	11
700	Sonus Networks, Inc. (a)	2
100	Ubiquiti Networks, Inc. (a)	3
544	ViaSat, Inc. (a)	26
34,553	Westell Technologies, Inc., Class - A (a)	80
		1,776
	Computer & Electronics Retail — 0.53%
5,000	hhgregg, Inc. (a)	57
7,000	RadioShack Corp.	44
11,189	Rent-A-Center, Inc.	422
3,446	REX American Resources Corp. (a)	106
4,567	Systemax, Inc. (a)	77
		706
	Computer Hardware — 0.13%
9,410	Avid Technology, Inc. (a)	103
1,200	Silicon Graphics International Corp. (a)	12
900	Stratasys, Inc. (a)	33
1,200	Super Micro Computer, Inc. (a)	21
		169
	Computer Storage & Peripherals — 0.57%
100	Electronics for Imaging, Inc. (a)	2
1,200	Immersion Corp. (a)	7
2,200	Lexmark International, Inc., Class - A	73
100	Novatel Wireless, Inc. (a)	—
2,600	OCZ Technology Group, Inc. (a)	18
4,900	QLogic Corp. (a)	87
1,600	STEC, Inc. (a)	15
5,050	Synaptics, Inc. (a)	184
7,118	Western Digital Corp. (a)	295
5,148	Xyratex Ltd.	82
		763
	Construction & Engineering — 1.66%
3,662	AECOM Technology Corp. (a)	82
5,960	Chicago Bridge & Iron Co. NV - NYS	257
200	Dycom Industries, Inc. (a)	5
5,473	Foster Wheeler AG (a)	125
1,400	Furmanite Corp. (a)	9
2,366	Jacobs Engineering Group, Inc. (a)	105
3,166	Layne Christensen Co. (a)	71
9,197	MasTec, Inc. (a)	166
12,050	McDermott International, Inc. (a)	154
3,732	Michael Baker Corp. (a)	89
800	MYR Group, Inc. (a)	14
32,581	Pike Electric Corp. (a)	268
5,900	Primoris Services Corp.	95
11,537	Quanta Services, Inc. (a)	241
6,544	Sterling Construction Co., Inc. (a)	64
29,868	Tutor Perini Corp. (a)	465
		2,210
	Construction & Farm Machinery & Heavy Trucks — 1.20%
200	Accuride Corp. (a)	2
2,572	Alamo Group, Inc.	77
1,944	CNH Global NV - NYS (a)	77
1,200	Commercial Vehicle Group, Inc. (a)	15
400	Douglas Dynamics, Inc.	6
200	Federal Signal Corp. (a)	1
500	Lindsay Corp.	33
17,710	Meritor, Inc. (a)	143
4,636	Miller Industries, Inc.	78
885	NACCO Industries, Inc., Class - A	103
4,219	Navistar International Corp. (a)	171
3,500	Oshkosh Corp. (a)	81
500	Sauer-Danfoss, Inc.	23
1,700	Titan International, Inc.	40
400	Twin Disc, Inc.	10
41,420	Wabash National Corp. (a)	429
2,985	WABCO Holdings, Inc. (a)	181
3,083	Westport Innovations, Inc. (a)	126
		1,596
	Construction Materials — 0.23%
8,640	Eagle Materials, Inc.	300
	Consumer Electronics — 0.23%
4,308	Harman International Industries, Inc.	202
200	Skullcandy, Inc. (a)	3
4,767	Universal Electronics, Inc. (a)	95
		300
	Consumer Finance — 0.62%
8,435	Advance America Cash Advance Centers, Inc.	89
1,958	Cash America International, Inc.	94
268	Credit Acceptance Corp. (a)	27
1,800	DFC Global Corp. (a)	34
7,841	EZCORP, Inc., Class - A (a)	254
1,200	First Cash Financial Services, Inc. (a)	51

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance (continued)
3,400	Green Dot Corp., Class - A (a)	$90
600	Imperial Holdings, Inc. (a)	2
2,929	Nelnet, Inc., Class - A	76
1,200	Netspend Holdings, Inc. (a)	9
1,642	World Acceptance Corp. (a)	101
		827
	Data Processing & Outsourced Services — 1.35%
1,180	Alliance Data Systems Corp. (a)	149
1,750	Cardtronics, Inc. (a)	46
340	Cass Information Systems, Inc.	14
5,879	Convergys Corp. (a)	78
5,800	CoreLogic, Inc. (a)	95
5,655	CSG Systems International, Inc. (a)	86
1,546	DST Systems, Inc.	84
500	Echo Global Logistics, Inc. (a)	8
700	Exlservice Holdings, Inc. (a)	19
15,453	Global Cash Access Holdings, Inc. (a)	120
2,034	Global Payments, Inc.	97
1,600	Heartland Payment Systems, Inc.	46
9,471	Jack Henry & Associates, Inc.	323
4,081	Lender Processing Services, Inc.	106
387	MoneyGram International, Inc. (a)	7
3,981	Syntel, Inc.	223
5,500	TeleTech Holdings, Inc. (a)	88
1,100	TNS, Inc. (a)	24
1,430	VeriFone Systems, Inc. (a)	74
1,591	Wright Express Corp. (a)	103
		1,790
	Department Stores — 0.08%
1,600	Dillard's, Inc., Class - A	101
	Distributors — 0.23%
100	Core-Mark Holding Co., Inc.	4
3,084	LKQ Corp. (a)	96
2,000	Pool Corp.	75
9,722	VOXX International Corp. (a)	132
		307
	Diversified Banks — 0.07%
4,513	Banco Latinoamericano de Comercio Exterior SA, Class - E	95
	Diversified Capital Markets — 0.01%
1,200	HFF, Inc., Class - A (a)	20
	Diversified Chemicals — 1.04%
13,593	Cabot Corp.	580
4,886	FMC Corp.	517
800	LSB Industries, Inc. (a)	31
5,737	Olin Corp.	125
4,750	Solutia, Inc.	133
		1,386
	Diversified Metals & Mining — 0.13%
1,000	AMCOL International Corp.	29
2,700	General Moly, Inc. (a)	9
2,550	Globe Specialty Metals, Inc.	38
100	Horsehead Holding Corp. (a)	1
100	Materion Corp. (a)	3
600	Revett Minerals, Inc. (a)	3
2,814	RTI International Metals, Inc. (a)	65
1,400	SunCoke Energy, Inc. (a)	20
300	US Silica Holdings, Inc. (a)	6
		174
	Diversified Real Estate Activities — 0.09%
4,167	Coresite Realty Corp.	99
600	Tejon Ranch Co. (a)	17
		116
	Diversified Real Estate Investment Trusts — 0.37%
1,300	American Assets Trust, Inc.	30
17,154	CapLease, Inc.	69
3,711	Colonial Properties Trust	81
12,079	Cousins Properties, Inc.	91
200	Gladstone Commercial Corp.	3
600	Investors Real Estate Trust	4
1,495	PS Business Parks, Inc.	98
700	Washington Real Estate Investment Trust	21
7,647	Winthrop Realty Trust, Inc.	89
		486
	Diversified Support Services — 0.39%
300	EnerNOC, Inc. (a)	2
2,700	Healthcare Services Group, Inc.	57
1,200	Higher One Holdings, Inc. (a)	18
400	Intersections, Inc.	5
400	McGrath Rentcorp	13
400	Mobile Mini, Inc. (a)	9
800	PRGX Global, Inc. (a)	5
3,251	Ritchie Bros. Auctioneers, Inc.	77
200	TMS International Corp., Class - A (a)	2
5,403	UniFirst Corp.	333
100	Viad Corp.	2
		523
	Drug Retail — 0.00%
1,800	Rite Aid Corp. (a)	3
	Education Services — 0.78%
700	American Public Education, Inc. (a)	27
500	Archipelago Learning, Inc. (a)	6
4,200	Bridgepoint Education, Inc. (a)	104
2,756	Capella Education Co. (a)	99
2,140	DeVry, Inc.	72
3,135	Education Management Corp. (a)	43
1,150	Grand Canyon Education, Inc. (a)	20
1,400	ITT Educational Services, Inc. (a)	93
15,038	K12, Inc. (a)	355
9,619	Lincoln Educational Services Corp.	76
300	National American University Holdings, Inc.	2
500	Strayer Education, Inc.	47
6,700	Universal Technical Institute, Inc.	88
		1,032
	Electric Utilities — 0.85%
1,791	ALLETE, Inc.	74
2,840	Avista Corp.	73
1,984	Cleco Corp.	79
7,740	El Paso Electric Co.	251
1,743	IDACORP, Inc.	72
2,281	ITC Holdings Corp.	176
100	Otter Tail Corp.	2
10,210	Portland General Electric Co.	255
3,524	The Empire District Electric Co.	72
1,952	Unisource Energy Corp.	71
		1,125
	Electrical Components & Equipment — 2.36%
600	A123 Systems, Inc. (a)	1
1,774	Acuity Brands, Inc.	111
400	Analogic Corp.	27

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electrical Components & Equipment (continued)
600	Anixter International, Inc. (a)	$44
12,452	Belden, Inc.	472
23,575	Brady Corp., Class - A	763
5,456	Chase Corp.	86
300	Coleman Cable, Inc. (a)	3
1,860	Encore Wire Corp.	55
22,983	EnerSys (a)	796
900	Franklin Electric Co., Inc.	44
5,700	FuelCell Energy, Inc. (a)	9
400	Generac Holdings, Inc. (a)	10
2,931	General Cable Corp. (a)	85
10,625	GrafTech International Ltd. (a)	127
2,275	Hubbell, Inc., Class - B	179
2,100	II-VI, Inc. (a)	50
1,318	Preformed Line Products Co.	86
2,000	Sensata Technologies Holding NV (a)	67
400	Thermon Group Holdings, Inc. (a)	8
2,100	Valence Technology, Inc. (a)	2
800	Vicor Corp.	6
2,500	Woodward, Inc.	107
		3,138
	Electronic Components — 1.14%
800	Aeroflex Holding Corp. (a)	9
5,700	AVX Corp.	76
2,251	Dolby Laboratories, Inc., Class - A (a)	86
8,846	DTS, Inc. (a)	267
200	InvenSense, Inc. (a)	4
4,427	Littelfuse, Inc.	277
21,006	Power-One, Inc. (a)	96
14,067	Rogers Corp. (a)	545
1,600	Universal Display Corp. (a)	58
7,978	Vishay Intertechnology, Inc. (a)	97
		1,515
	Electronic Equipment & Instruments — 0.49%
1,400	Cognex Corp.	59
700	Coherent, Inc. (a)	41
300	Daktronics, Inc.	3
100	Electro Scientific Industries, Inc.	1
700	FARO Technologies, Inc. (a)	41
700	LeCroy Corp. (a)	7
462	Microvision, Inc. (a)	1
600	MTS Systems Corp.	32
6,604	National Instruments Corp.	188
5,970	Newport Corp. (a)	106
2,540	OSI Systems, Inc. (a)	156
600	Rofin-Sinar Technologies, Inc. (a)	16
		651
	Electronic Manufacturing Services — 0.72%
200	DDi Corp.	3
1,400	Echelon Corp. (a)	6
700	eMagin Corp. (a)	2
800	Fabrinet (a)	14
29,721	Flextronics International Ltd. (a)	215
7,947	Jabil Circuit, Inc.	200
1,100	Maxwell Technologies, Inc. (a)	20
600	Measurement Specialties, Inc. (a)	20
3,700	Multi-Fineline Electronix, Inc. (a)	102
3,890	Plexus Corp. (a)	136
1,700	Pulse Electronics Corp.	4
2,766	Trimble Navigation Ltd. (a)	151
7,071	TTM Technologies, Inc. (a)	81
100	Viasystems Group, Inc. (a)	2
100	Zygo Corp. (a)	2
		958
	Environmental & Facilities Services — 0.63%
600	ABM Industries, Inc.	15
1,000	Casella Waste Systems, Inc., Class - A (a)	6
6,464	Clean Harbors, Inc. (a)	435
700	EnergySolutions, Inc. (a)	4
700	Fuel Tech, Inc. (a)	4
200	Heritage-Crystal Clean, Inc. (a)	4
22,642	Metalico, Inc. (a)	97
4,779	Republic Services, Inc., Class - A	146
2,600	Rollins, Inc.	55
600	Standard Parking Corp. (a)	12
3,400	Swisher Hygiene, Inc. (a)	8
800	Team, Inc. (a)	25
500	Tetra Tech, Inc. (a)	13
700	TRC Cos., Inc. (a)	4
700	US Ecology, Inc.	15
		843
	Fertilizers & Agricultural Chemicals — 0.00%
200	American Vanguard Corp.	4
	Food Distributors — 0.18%
300	Chefs' Warehouse Holdings LLC (a)	7
2,499	Nash Finch Co.	71
3,961	Spartan Stores, Inc.	72
2,040	United Natural Foods, Inc. (a)	95
		245
	Food Retail — 0.37%
50	Arden Group, Inc., Class - A	5
1,600	Casey's General Stores, Inc.	89
4,814	Ingles Markets, Inc., Class - A	85
300	Roundy's, Inc. (a)	3
1,100	Ruddick Corp.	44
1,695	The Andersons, Inc.	83
3,806	The Fresh Market, Inc. (a)	182
100	The Pantry, Inc. (a)	1
		492
	Footwear — 1.13%
3,700	Crocs, Inc. (a)	78
3,983	Deckers Outdoor Corp. (a)	251
4,327	Iconix Brand Group, Inc. (a)	75
53,300	Skechers USA, Inc., Class - A (a)	678
1,587	Steven Madden Ltd. (a)	68
9,469	Wolverine World Wide, Inc.	352
		1,502
	Forest Products — 0.02%
443	Deltic Timber Corp.	28
	Gas Utilities — 0.38%
1,674	Chesapeake Utilities Corp.	69
200	South Jersey Industries, Inc.	10
1,775	Southwest Gas Corp.	76
1,805	The Laclede Group, Inc.	70
10,095	UGI Corp.	275
		500
	General Merchandise Stores — 0.32%
3,144	Dollar Tree, Inc. (a)	297
8,595	Fred's, Inc., Class - A	125
300	Gordmans Stores, Inc. (a)	7
		429

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gold — 0.11%
4,170	Agnico-Eagle Mines Ltd.	$139
3,200	Midway Gold Corp. (a)	5
700	Vista Gold Corp. (a)	2
		146
	Health Care Distributors — 0.68%
200	Chindex International, Inc. (a)	2
3,117	MWI Veterinary Supply, Inc. (a)	274
18,778	Owens & Minor, Inc.	571
2,100	PSS World Medical, Inc. (a)	53
		900
	Health Care Equipment — 2.01%
900	Abaxis, Inc. (a)	26
1,300	ABIOMED, Inc. (a)	29
2,515	Accuray, Inc. (a)	18
1,100	ArthroCare Corp. (a)	29
600	AtriCure, Inc. (a)	6
500	Cardiovascular Systems, Inc. (a)	5
1,300	Conceptus, Inc. (a)	19
16,198	CryoLife, Inc. (a)	85
1,200	Cyberonics, Inc. (a)	46
1,800	Delcath Systems, Inc. (a)	6
32,377	DexCom, Inc. (a)	338
300	Dynavox, Inc., Class - A (a)	1
200	Exactech, Inc. (a)	3
2,274	Gen-Probe, Inc. (a)	151
3,490	Greatbatch, Inc. (a)	85
1,800	Hansen Medical, Inc. (a)	5
500	HeartWare International, Inc. (a)	33
4,748	Hill-Rom Holdings, Inc.	159
1,436	IDEXX Laboratories, Inc. (a)	126
25,864	Insulet Corp. (a)	495
800	Integra LifeSciences Holdings Corp. (a)	28
100	Invacare Corp.	2
500	IRIS International, Inc. (a)	7
400	Kensey Nash Corp.	12
3,110	MAKO Surgical Corp. (a)	131
2,200	Masimo Corp. (a)	51
600	Natus Medical, Inc. (a)	7
3,600	Navidea Biopharmaceuticals, Inc. (a)	12
1,700	NuVasive, Inc. (a)	29
1,800	NxStage Medical, Inc. (a)	35
800	Orthofix International NV (a)	30
600	Rockwell Medical Technologies, Inc. (a)	6
3,422	Sirona Dental Systems, Inc. (a)	176
2,000	Stereotaxis, Inc. (a)	1
2,500	STERIS Corp.	79
5,000	Symmetry Medical, Inc. (a)	35
18,754	Syneron Medical Ltd. (a)	201
400	Tornier NV (a)	10
700	Uroplasty, Inc. (a)	2
2,200	Volcano Corp. (a)	62
100	Young Innovations, Inc.	3
200	Zeltiq Aesthetics, Inc. (a)	1
898	Zoll Medical Corp. (a)	83
		2,668
	Health Care Facilities — 1.45%
2,771	AmSurg Corp. (a)	78
400	Capital Senior Living Corp. (a)	4
1,200	Emeritus Corp. (a)	21
25,100	Five Star Quality Care, Inc. (a)	86
700	Hanger Orthopedic Group, Inc. (a)	15
3,436	HCA Holdings, Inc.	85
10,358	Health Management Associates, Inc., Class - A (a)	70
4,438	HealthSouth Corp. (a)	91
10,383	LifePoint Hospitals, Inc. (a)	409
1,731	National Healthcare Corp.	79
1,200	Radnet, Inc. (a)	4
8,875	Select Medical Holdings Corp. (a)	68
1,700	Sunrise Senior Living, Inc. (a)	11
16,088	Tenet Healthcare Corp. (a)	85
3,636	The Ensign Group, Inc.	99
500	U.S. Physical Therapy, Inc.	11
500	Vanguard Health Systems, Inc. (a)	5
30,346	VCA Antech, Inc. (a)	704
		1,925
	Health Care Services — 1.28%
11,924	Accretive Health, Inc. (a)	238
453	Air Methods Corp. (a)	40
1,100	Alliance HealthCare Services, Inc. (a)	2
4,851	Almost Family, Inc. (a)	126
700	AMN Healthcare Services, Inc. (a)	4
1,000	Bio-Reference Laboratories, Inc. (a)	23
1,200	BioScrip, Inc. (a)	8
300	CardioNet, Inc. (a)	1
4,436	Catalyst Health Solutions, Inc. (a)	283
850	Chemed Corp.	53
249	CorVel Corp. (a)	10
1,100	ExamWorks Group, Inc. (a)	14
10,254	HMS Holdings Corp. (a)	320
700	IPC The Hospitalist Co., Inc. (a)	26
400	Landauer, Inc.	21
5,574	LHC Group, Inc. (a)	103
2,976	Lincare Holdings, Inc.	77
3,075	MEDNAX, Inc. (a)	229
1,300	MModal, Inc. (a)	14
100	National Research Corp.	4
5,378	Providence Service Corp. (a)	83
1,100	Team Health Holdings, Inc. (a)	23
		1,702
	Health Care Supplies — 0.95%
2,600	Align Technology, Inc. (a)	72
300	Alimera Sciences, Inc. (a)	1
3,900	Antares Pharma, Inc. (a)	13
66	Atrion Corp.	14
900	Bacterian International Holdings, Inc. (a)	2
1,600	Cerus Corp. (a)	6
2,000	Endologix, Inc. (a)	29
1,048	Haemonetics Corp. (a)	73
100	ICU Medical, Inc. (a)	5
14,350	Medical Action Industries, Inc. (a)	82
1,700	Meridian Bioscience, Inc.	33
1,680	Merit Medical Systems, Inc. (a)	21
3,676	Neogen Corp. (a)	144
1,900	OraSure Technologies, Inc. (a)	22
1,200	Quidel Corp. (a)	22
1,300	STAAR Surgical Co. (a)	14
900	Synergetics USA, Inc. (a)	6
7,904	The Cooper Cos., Inc.	646
1,400	The Spectranetics Corp. (a)	14
2,400	Unilife Corp. (a)	10
700	Vascular Solutions, Inc. (a)	7
800	West Pharmaceutical Services, Inc.	34
		1,270

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology — 0.39%
4,319	athenahealth, Inc. (a)	$320
444	Computer Programs & Systems, Inc.	25
200	ePocrates, Inc. (a)	2
200	Greenway Medical Technologies, Inc. (a)	3
800	HealthStream, Inc. (a)	19
1,700	MedAssets, Inc. (a)	22
900	Medidata Solutions, Inc. (a)	24
2,300	Merge Healthcare, Inc. (a)	13
600	Omnicell, Inc. (a)	9
1,580	Quality Systems, Inc.	69
400	Transcend Services, Inc. (a)	12
		518
	Heavy Electrical Equipment — 0.04%
3,200	Active Power, Inc. (a)	3
500	AZZ, Inc.	26
1,000	Broadwind Energy, Inc. (a)	—
10,000	Capstone Turbine Corp. (a)	10
300	Global Power Equipment Group, Inc. (a)	8
100	PowerSecure International, Inc. (a)	1
3,638	Satcon Technology Corp. (a)	1
		49
	Home Entertainment Software — 0.06%
1,700	Glu Mobile, Inc. (a)	8
1,700	RealD, Inc. (a)	23
500	SRS Labs, Inc. (a)	4
3,000	Take-Two Interactive Software, Inc. (a)	46
		81
	Home Furnishings — 0.28%
400	Ethan Allen Interiors, Inc.	10
176,399	Sealy Corp. (a)	356
		366
	Home Improvement Retail — 0.02%
1,000	Lumber Liquidators Holdings, Inc. (a)	25
	Homefurnishing Retail — 0.15%
500	Cost Plus, Inc. (a)	9
6,099	Kirkland's, Inc. (a)	99
100	Mattress Firm Holding Corp. (a)	4
1,300	Pier 1 Imports, Inc. (a)	23
2,000	Select Comfort Corp. (a)	65
		200
	Hotels, Resorts & Cruise Lines — 0.02%
200	Ambassadors Group, Inc.	1
1,600	Interval Leisure Group, Inc.	28
300	Morgans Hotel Group Co. (a)	1
		30
	Household Appliances — 0.22%
2,434	Helen of Troy Ltd. (a)	83
1,000	iRobot Corp. (a)	27
3,092	Snap-on, Inc.	189
		299
	Household Products — 0.04%
600	Spectrum Brands Holdings, Inc. (a)	21
700	WD-40 Co.	32
		53
	Housewares & Specialties — 0.35%
4,441	American Greetings Corp., Class - A	68
3,756	CSS Industries, Inc.	73
5,905	Lifetime Brands, Inc.	66
3,978	Tupperware Brands Corp.	253
		460
	Human Resource & Employment Services — 0.24%
3,726	Barrett Business Services, Inc.	74
100	CDI Corp.	2
200	GP Strategies Corp. (a)	3
100	Heidrick & Struggles International, Inc.	2
1,000	Insperity, Inc.	31
5,450	Kelly Services, Inc., Class - A	87
1,100	Kforce, Inc. (a)	16
4,873	Korn/Ferry International (a)	82
200	On Assignment, Inc. (a)	3
1,100	TrueBlue, Inc. (a)	20
		320
	Hypermarkets & Super Centers — 0.04%
700	PriceSmart, Inc.	51
	Independent Power Producers & Energy Traders — 0.01%
400	Atlantic Power Corp.	5
500	Genie Energy Ltd., Class - B	5
		10
	Industrial Conglomerates — 0.31%
2,178	Carlisle Cos., Inc.	109
12,617	Kimball International, Inc., Class - B	87
800	Libbey, Inc. (a)	11
740	Raven Industries, Inc.	45
35	Seaboard Corp. (a)	68
2,242	Standex International Corp.	92
		412
	Industrial Machinery — 3.25%
1,700	3D Systems Corp. (a)	40
11,525	Actuant Corp., Class - A	334
200	Albany International Corp., Class - A	5
7,773	Altra Holdings, Inc. (a)	149
3,543	Ampco-Pittsburgh Corp.	71
500	Badger Meter, Inc.	17
2,000	Blount International, Inc. (a)	33
4,743	Briggs & Stratton Corp.	85
1,200	Chart Industries, Inc. (a)	88
14,749	CIRCOR International, Inc.	491
2,000	CLARCOR, Inc.	98
2,000	Colfax Corp. (a)	70
600	Columbus McKinnon Corp. (a)	10
500	Dynamic Materials Corp.	11
400	ENPRO Industries, Inc. (a)	16
300	ESCO Technologies, Inc.	11
1,700	Flow International Corp. (a)	7
400	Graham Corp.	9
24,744	Harsco Corp.	581
3,566	IDEX Corp.	150
5,800	John Bean Technologies Corp.	94
100	Kadant, Inc. (a)	2
3,900	Kaydon Corp.	99
4,484	Kennametal, Inc.	200
6,700	Lincoln Electric Holdings, Inc.	304
200	Mueller Industries, Inc.	9
91,696	Mueller Water Products, Inc., Class - A	305
700	NN, Inc. (a)	6
100	Omega Flex, Inc. (a)	1
3,460	Pall Corp.	206
1,543	Pentair, Inc.	73
900	PMFG, Inc. (a)	14

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Machinery (continued)
200	Proto Labs, Inc. (a)	$7
700	RBC Bearings, Inc. (a)	32
4,852	Robbins & Myers, Inc.	253
850	Sun Hydraulics Corp.	22
800	Tennant Co.	35
625	The Gorman-Rupp Co.	18
749	The Middleby Corp. (a)	76
1,100	TriMas Corp. (a)	25
2,137	Valmont Industries, Inc.	251
100	Watts Water Technologies, Inc., Class - A	4
400	Xerium Technologies, Inc. (a)	3
		4,315
	Industrial Real Estate Investment Trusts — 0.20%
900	DuPont Fabros Technology, Inc.	22
3,011	EastGroup Properties, Inc.	151
7,775	First Industrial Realty Trust, Inc. (a)	96
		269
	Insurance Brokers — 0.37%
13,721	Arthur J. Gallagher & Co.	490
1,000	Crawford & Co., Class - B	5
		495
	Integrated Oil & Gas — 0.20%
5,278	Interoil Corp. (a)	271
	Integrated Telecommunication Services — 0.05%
400	Alaska Communications Systems Group, Inc.	1
100	Atlantic Tele-Network, Inc.	3
1,100	Cbeyond, Inc. (a)	9
2,400	Cincinnati Bell, Inc. (a)	10
900	Consolidated Communications Holdings, Inc.	18
1,700	General Communication, Inc., Class - A (a)	15
500	HickoryTech Corp.	5
500	IDT Corp., Class - B	5
		66
	Internet Retail — 0.06%
500	Blue Nile, Inc. (a)	17
200	Geeknet, Inc. (a)	3
1,100	NutriSystem, Inc.	12
600	Overstock.com, Inc. (a)	3
1,000	PetMed Express, Inc.	12
1,195	Shutterfly, Inc. (a)	38
500	U.S. Auto Parts Network, Inc. (a)	2
		87
	Internet Software & Services — 2.04%
6,933	Ancestry.com, Inc. (a)	158
200	Angie's List, Inc. (a)	4
700	Bankrate, Inc. (a)	17
300	Bazaarvoice, Inc. (a)	6
200	Brightcove, Inc. (a)	5
200	Carbonite, Inc. (a)	2
19,157	Cogent Communications Group, Inc. (a)	365
4,473	comScore, Inc. (a)	96
4,160	Constant Contact, Inc. (a)	124
500	Cornerstone OnDemand, Inc. (a)	11
5,720	DealerTrack Holdings, Inc. (a)	173
200	Demand Media, Inc. (a)	1
1,900	Dice Holdings, Inc. (a)	18
11,037	Digital River, Inc. (a)	206
11,643	EarthLink, Inc.	93
800	Envestnet, Inc. (a)	10
14,501	Global Sources Ltd. (a)	89
7,269	InfoSpace, Inc. (a)	93
1,800	Internap Network Services Corp. (a)	13
4,700	Intralinks Holdings, Inc. (a)	25
4,628	j2 Global, Inc.	133
600	Keynote Systems, Inc.	12
2,300	Limelight Networks, Inc. (a)	8
800	Liquidity Services, Inc. (a)	36
2,200	LivePerson, Inc. (a)	37
900	LogMeln, Inc. (a)	32
700	LoopNet, Inc. (a)	13
400	Marchex, Inc., Class - B	2
13,360	Monster Worldwide, Inc. (a)	130
1,625	Move, Inc. (a)	16
2,600	NIC, Inc.	31
944	OpenTable, Inc. (a)	38
1,000	Openwave Systems, Inc. (a)	2
700	Perficient, Inc. (a)	8
300	Quepasa Corp. (a)	1
27,750	QuinStreet, Inc. (a)	291
400	Responsys, Inc. (a)	5
1,200	Saba Software, Inc. (a)	12
500	SciQuest, Inc. (a)	8
400	SPS Commerce, Inc. (a)	11
400	Stamps.com, Inc. (a)	11
1,200	Support.com, Inc. (a)	4
400	TechTarget (a)	3
500	The Active Network, Inc. (a)	8
200	Travelzoo, Inc. (a)	5
13,910	United Online, Inc.	68
3,301	ValueClick, Inc. (a)	65
2,630	VeriSign, Inc.	101
700	Vocus, Inc. (a)	9
1,200	Web.com Group, Inc. (a)	17
700	XO Group, Inc. (a)	7
100	Zillow, Inc. (a)	4
28,099	Zix Corp. (a)	82
		2,719
	Investment Banking & Brokerage — 0.85%
3,000	BGC Partners, Inc., Class - A	22
1,300	Duff & Phelps Corp., Class - A	20
900	Evercore Partners, Inc., Class - A	26
7,148	FXCM, Inc., Class - A	93
10,300	Jefferies Group, Inc.	194
20,391	KKR Financial Holdings LLC	188
4,400	Ladenburg Thalmann Financial Services, Inc. (a)	8
4,484	Oppenheimer Holdings, Inc., Class - A	78
5,925	Raymond James Financial, Inc.	216
7,559	Stifel Financial Corp. (a)	286
		1,131
	IT Consulting & Other Services — 0.88%
5,897	Acxiom Corp. (a)	87
11,482	Amdocs Ltd. (a)	363
4,285	Booz Allen Hamilton Holding Corp.	73
1,370	CACI International, Inc., Class - A (a)	85
400	Computer Task Group, Inc. (a)	6
6,585	Dynamics Research Corp. (a)	63
600	Forrester Research, Inc.	19
1,250	iGATE Corp. (a)	21
2,500	Lionbridge Technologies, Inc. (a)	7
2,225	ManTech International Corp., Class - A	77

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Consulting & Other Services (continued)
1,400	MAXIMUS, Inc.	$57
5,700	NCI, Inc., Class - A (a)	36
4,500	Sapient Corp.	56
400	ServiceSource International, Inc. (a)	6
20,696	The Hackett Group, Inc. (a)	124
4,031	Unisys Corp. (a)	80
600	Virtusa Corp. (a)	10
		1,170
	Leisure Facilities — 0.24%
1,600	Life Time Fitness, Inc. (a)	81
1,700	Six Flags Entertainment Corp.	80
5,472	Speedway Motorsports, Inc.	102
300	Town Sports International Holdings, Inc. (a)	4
1,142	Vail Resorts, Inc.	49
		316
	Leisure Products — 0.44%
3,700	Brunswick Corp.	95
18,009	JAKKS Pacific, Inc.	314
14,845	Leapfrog Enterprises, Inc. (a)	124
400	Marine Products Corp.	3
800	Smith & Wesson Holding Corp. (a)	6
800	Sturm, Ruger & Co., Inc.	40
		582
	Life & Health Insurance — 1.79%
42,987	American Equity Investment Life Holding Co.	549
39,911	CNO Financial Group, Inc. (a)	310
2,853	Delphi Financial Group, Inc., Class - A	128
2,104	FBL Financial Group, Inc., Class - A	71
533	National Western Life Insurance Co., Class - A	73
30,181	Primerica, Inc.	761
13,193	Protective Life Corp.	391
7,917	Symetra Financial Corp.	91
		2,374
	Life Sciences Tools & Services — 1.14%
18,759	Affymetrix, Inc. (a)	80
300	BG Medicine, Inc. (a)	2
800	Bio-Rad Laboratories, Inc., Class - A (a)	83
14,824	Bruker Corp. (a)	227
400	Complete Genomics, Inc. (a)	1
100	Enzo Biochem, Inc. (a)	—
16,865	eResearchTechnology, Inc. (a)	132
6,000	Exelixis, Inc. (a)	31
300	Fluidigm Corp. (a)	5
17,642	Harvard Bioscience, Inc. (a)	69
3,610	Illumina, Inc. (a)	190
9,170	Luminex Corp. (a)	214
5,464	MEDTOX Scientific, Inc. (a)	92
300	Pacific Biosciences of California, Inc. (a)	1
5,957	PAREXEL International Corp. (a)	161
3,900	PerkinElmer, Inc.	108
6,547	QIAGEN NV (a)	102
3,300	Sequenom, Inc. (a)	13
		1,511
	Managed Health Care — 0.49%
1,300	Centene Corp. (a)	64
1,514	Magellan Health Services, Inc. (a)	74
10,873	Metropolitan Health Networks, Inc. (a)	102
4,147	Molina Heathcare, Inc. (a)	139
3,614	Triple-S Management Corp., Class - B (a)	84
5,635	Universal American Corp.	61
1,744	WellCare Health Plans, Inc. (a)	125
		649
	Marine — 0.39%
6,541	Alexander & Baldwin, Inc.	317
3,681	International Shipholding Corp.	85
1,841	Kirby Corp. (a)	121
		523
	Marine Ports & Services — 0.07%
5,295	CAI International, Inc. (a)	96
	Metal & Glass Containers — 0.73%
200	AEP Industries, Inc. (a)	7
5,030	AptarGroup, Inc.	276
18,738	Crown Holdings, Inc. (a)	690
100	Myers Industries, Inc.	1
		974
	Mortgage Real Estate Investment Trusts — 0.42%
100	AG Mortgage Investment Trust, Inc.	2
100	American Capital Mortgage Investment Corp.	2
5,541	Capstead Mortgage Corp.	73
44,961	Chimera Investment Corp.	127
7,548	Dynex Capital, Inc.	72
4,000	Newcastle Investment Corp.	25
16,907	Redwood Trust, Inc.	189
3,266	Walter Investment Management Corp.	74
		564
	Movies & Entertainment — 0.44%
5,200	AOL, Inc. (a)	99
3,500	Cinemark Holdings, Inc.	77
2,900	Imax Corp. (a)	71
22,790	Lions Gate Entertainment Corp. (a)	317
400	Rentrak Corp. (a)	9
900	World Wrestling Entertainment, Inc., Class - A	8
		581
	Multi-line Insurance — 0.33%
8,100	American Financial Group, Inc.	312
4,030	HCC Insurance Holdings, Inc.	126
		438
	Multi-Sector Holdings — 0.06%
3,230	PICO Holdings, Inc. (a)	76
	Multi-Utilities—0.39%
5,629	Black Hills Corp.	189
2,114	NorthWestern Corp.	75
9,668	PNM Resources, Inc.	177
2,500	Vectren Corp.	72
		513
	Office Real Estate Investment Trusts — 0.88%
3,460	Alexandria Real Estate Equities, Inc.	253
8,396	Brandywine Realty Trust	96
4,300	CommonWealth REIT	80
10,831	Corporate Office Properties Trust	251
4,000	Douglas Emmett, Inc.	91
2,300	Highwoods Properties, Inc.	77
1,400	Kilroy Realty Corp.	65
9,807	Lexington Realty Trust	88
9,277	Mission West Properties, Inc.	92

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Office Real Estate Investment Trusts (continued)
7,409	Parkway Properties, Inc.	$78
		1,171
	Office Services & Supplies — 0.51%
400	A.T. Cross Co., Class - A (a)	5
61,667	American Reprographics Co. (a)	332
2,400	Herman Miller, Inc.	55
1,900	HNI Corp.	53
2,100	Interface, Inc., Class - A	29
2,000	Knoll, Inc.	33
1,100	Mine Safety Appliances Co.	45
400	Steelcase, Inc., Class - A	4
4,987	Sykes Enterprises, Inc. (a)	79
1,194	United Stationers, Inc.	37
		672
	Oil & Gas Drilling — 0.65%
8,588	Atwood Oceanics, Inc. (a)	386
11,131	Parker Drilling Co. (a)	66
1,945	Pioneer Drilling Co. (a)	17
9,329	Unit Corp. (a)	399
		868
	Oil & Gas Equipment & Services — 1.38%
1,000	Basic Energy Services, Inc. (a)	17
300	C&J Energy Services, Inc. (a)	5
2,400	Cal Dive International, Inc. (a)	8
1,918	Core Laboratories NV	252
100	Dawson Geophysical Co. (a)	4
5,791	Dril-Quip, Inc. (a)	377
400	Geokinetics, Inc. (a)	1
700	Global Geophysical Services, Inc. (a)	8
100	Gulf Island Fabrication, Inc.	3
200	GulfMark Offshore, Inc., Class - A (a)	9
5,400	ION Geophysical Corp. (a)	35
4,600	Key Energy Services, Inc. (a)	71
1,343	Lufkin Industries, Inc.	108
8,624	Matrix Service Co. (a)	121
3,841	Mitcham Industries, Inc. (a)	86
5,072	Natural Gas Services Group, Inc. (a)	67
8,950	Newpark Resources, Inc. (a)	73
183	OYO Geospace Corp. (a)	19
200	RigNet, Inc. (a)	4
6,250	RPC, Inc.	66
834	SEACOR Holdings, Inc. (a)	80
15,362	Superior Energy Services, Inc. (a)	405
1,000	Tesco Corp. (a)	14
300	TETRA Technologies, Inc. (a)	3
300	Willbros Group, Inc. (a)	1
		1,837
	Oil & Gas Exploration & Production — 2.36%
33,590	Abraxas Petroleum Corp. (a)	105
366	Apco Oil & Gas International, Inc.	25
800	Approach Resources, Inc. (a)	29
1,800	ATP Oil & Gas Corp. (a)	13
5,425	Berry Petroleum Co., Class - A	256
5,613	Bill Barrett Corp. (a)	146
300	Bonanza Creek Energy, Inc. (a)	6
1,000	BPZ Resources, Inc. (a)	4
6,406	Cabot Oil & Gas Corp.	200
1,600	Callon Petroleum Co. (a)	10
10,250	Carrizo Oil & Gas, Inc. (a)	290
250	Clayton Williams Energy, Inc. (a)	20
4,400	Comstock Resources, Inc. (a)	70
1,737	Contango Oil & Gas Co. (a)	102
3,416	Continental Resources, Inc. (a)	293
4,210	Denbury Resources, Inc. (a)	77
5,739	Energy Partners Ltd. (a)	95
3,100	Energy XXI (Bermuda) Ltd. (a)	112
600	Evolution Petroleum Corp. (a)	6
2,100	FX Energy, Inc. (a)	11
300	GeoResources, Inc. (a)	10
800	GMX Resources, Inc. (a)	1
1,100	Goodrich Petroleum Corp. (a)	21
1,875	Gulfport Energy Corp. (a)	55
700	Houston American Energy Corp. (a)	4
6,200	Hyperdynamics Corp. (a)	8
43	Isramco, Inc. (a)	4
10,794	Kodiak Oil & Gas Corp. (a)	107
18,100	Magnum Hunter Resources Corp. (a)	116
400	Matador Resources Co. (a)	4
4,000	McMoRan Exploration Co. (a)	43
2,600	Northern Oil & Gas, Inc. (a)	54
2,500	Oasis Petroleum, Inc. (a)	77
300	Panhandle Oil & Gas, Inc., Class - A	9
500	PetroQuest Energy, Inc. (a)	3
10,600	Quicksilver Resources, Inc. (a)	53
1,900	Resolute Energy Corp. (a)	22
2,150	Rosetta Resources, Inc. (a)	105
300	Sanchez Energy Corp. (a)	7
5,045	Stone Energy Corp. (a)	144
8,707	Swift Energy Co. (a)	253
800	Triangle Petroleum Corp. (a)	5
13,321	VAALCO Energy, Inc. (a)	126
200	Venoco, Inc. (a)	2
1,400	Voyager Oil & Gas, Inc. (a)	3
1,400	W&T Offshore, Inc.	29
500	Warren Resources, Inc. (a)	2
1,000	Zion Oil & Gas, Inc. (a)	3
		3,140
	Oil & Gas Refining & Marketing — 0.98%
300	Alon USA Energy, Inc.	3
2,100	Clean Energy Fuels Corp. (a)	45
7,574	CVR Energy, Inc. (a)	202
6,836	Delek US Holdings, Inc.	106
200	Gevo, Inc. (a)	2
6,924	Green Plains Renewable Energy, Inc. (a)	75
9,000	Rentech, Inc. (a)	19
17,121	Rex Energy Corp. (a)	183
2,900	Syntroleum Corp. (a)	3
2,000	Western Refining, Inc.	37
15,443	World Fuel Services Corp.	633
		1,308
	Oil & Gas Storage & Transportation — 0.30%
6,321	Cheniere Energy, Inc. (a)	95
1,500	Crosstex Energy, Inc.	21
136,440	Enbridge Energy Management LLC (a)	—
1,700	Golar LNG Ltd.	65
4,838	Knightsbridge Tankers Ltd.	70
7,225	Ship Finance International Ltd.	110
700	Targa Resources Corp.	32
		393
	Packaged Foods & Meats — 0.44%
1,100	B&G Foods, Inc., Class - A	25
2,132	Cal-Maine Foods, Inc.	82
500	Calavo Growers, Inc.	13
9,026	Chiquita Brands International, Inc. (a)	79

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Packaged Foods & Meats (continued)
900	Diamond Foods, Inc.	$21
8,570	Dole Food Co., Inc. (a)	86
600	J&J Snack Foods Corp.	31
751	Lancaster Colony Corp.	50
200	Lifeway Foods, Inc. (a)	2
1,200	Smart Balance, Inc. (a)	8
4,424	Smithfield Foods, Inc. (a)	97
400	The Hain Celestial Group, Inc. (a)	17
955	Tootsie Roll Industries, Inc.	22
839	TreeHouse Foods, Inc. (a)	50
		583
	Paper Packaging — 0.21%
12,106	Boise, Inc.	99
5,600	Graphic Packaging Holding Co. (a)	31
5,015	Packaging Corp. of America	149
		279
	Paper Products — 0.21%
4,465	KapStone Paper & Packaging Corp. (a)	88
3,708	Neenah Paper, Inc.	110
5,112	P.H. Glatfelter Co.	81
		279
	Personal Products — 0.29%
800	Elizabeth Arden, Inc. (a)	28
600	Inter Parfums, Inc.	9
600	Medifast, Inc. (a)	10
400	Nature's Sunshine Products, Inc. (a)	6
2,245	Nu Skin Enterprises, Inc., Class - A	130
6,430	Nutraceutical International Corp. (a)	94
100	Schiff Nutrition International, Inc. (a)	1
800	Synutra International, Inc. (a)	5
700	The Female Health Co.	4
2,700	USANA Health Sciences, Inc. (a)	101
		388
	Pharmaceuticals — 1.36%
400	Acura Pharmaceuticals, Inc. (a)	1
367	Aegerion Pharmaceuticals, Inc. (a)	5
2,300	Akorn, Inc. (a)	27
800	Ampio Pharmaceuticals, Inc. (a)	3
1,000	Ardea Biosciences, Inc. (a)	22
2,000	Auxilium Pharmaceuticals, Inc. (a)	37
4,900	AVANIR Pharmaceuticals, Inc., Class - A (a)	17
700	BioMimetic Therapeutics, Inc. (a)	2
2,100	Cadence Pharmaceuticals, Inc. (a)	8
2,400	Columbia Laboratories, Inc. (a)	2
1,600	Corcept Therapeutics, Inc. (a)	6
2,200	DepoMed, Inc. (a)	14
3,600	Durect Corp. (a)	3
600	Endocyte, Inc. (a)	3
1,969	Hi-Tech Pharmacal Co., Inc. (a)	71
6,568	Impax Laboratories, Inc. (a)	161
1,300	Ista Pharmaceuticals, Inc. (a)	12
900	Jazz Pharmaceuticals PLC (a)	44
1,400	K-V Pharmaceutical Co., Class - A (a)	2
100	Lannett Co, Inc. (a)	—
900	MAP Pharmaceuticals, Inc. (a)	13
2,100	Medicis Pharmaceutical Corp., Class - A	79
14,003	Nektar Therapeutics (a)	111
1,100	NeoStem, Inc. (a)	—
7,798	Obagi Medical Products, Inc. (a)	105
1,900	Optimer Pharmaceuticals, Inc. (a)	26
200	Pacira Pharmaceuticals, Inc. (a)	2
1,500	Pain Therapeutics, Inc. (a)	5
3,207	Par Pharmaceutical Cos., Inc. (a)	124
200	Pernix Therapeutics Holdings, Inc. (a)	2
1,667	Perrigo Co.	172
1,100	POZEN, Inc. (a)	7
2,200	Questcor Pharmaceuticals, Inc. (a)	83
2,000	Raptor Pharmaceuticals Corp. (a)	14
300	Sagent Pharmaceuticals, Inc. (a)	5
2,393	Salix Pharmaceuticals Ltd. (a)	126
2,200	Santarus, Inc. (a)	13
500	Sucampo Pharmaceuticals, Inc., Class - A (a)	4
4,992	The Medicines Co. (a)	100
2,540	ViroPharma, Inc. (a)	76
4,000	VIVUS, Inc. (a)	89
5,000	Warner Chilcott PLC, Class - A (a)	84
1,900	Watson Pharmaceuticals, Inc. (a)	127
1,100	XenoPort, Inc. (a)	5
		1,812
	Precious Metals & Minerals — 0.14%
200	Coeur d'Alene Mines Corp. (a)	5
1,200	Gold Resource Corp.	29
1,100	Golden Minerals Co. (a)	9
11,500	Hecla Mining Co.	53
4,200	McEwen Mining, Inc. (a)	19
4,700	Paramount Gold & Silver Corp. (a)	11
4,700	Stillwater Mining Co. (a)	59
		185
	Property & Casualty Insurance — 2.31%
1,288	Alleghany Corp. (a)	424
3,242	American Safety Insurance Holdings Ltd. (a)	61
100	AmTrust Financial Services, Inc.	3
22,501	Argo Group International Holdings Ltd.	672
20,500	Aspen Insurance Holdings Ltd.	573
5,379	Assured Guaranty Ltd.	89
7,500	Fidelity National Financial, Inc., Class - A	135
36,546	First American Financial Corp.	608
200	Hallmark Financial Services, Inc. (a)	1
9,079	Stewart Information Services Corp.	129
19,456	Universal Insurance Holdings, Inc.	76
8,476	W.R. Berkley Corp.	306
		3,077
	Publishing — 0.89%
2,746	Scholastic Corp.	97
47,475	Valassis Communications, Inc. (a)	1,092
100	Value Line, Inc.	1
		1,190
	Railroads — 0.20%
1,600	Genesee & Wyoming, Inc., Class - A (a)	88
2,541	Kansas City Southern (a)	182
		270
	Real Estate Development — 0.06%
5,173	Forestar Group, Inc. (a)	80
	Real Estate Operating Companies — 0.19%
7,367	MI Developments, Inc., Class - A	255
	Real Estate Services — 0.08%
1,217	Jones Lang LaSalle, Inc.	101
	Regional Banks — 4.73%
2,441	Alliance Financial Corp.	74

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
7,088	BancorpSouth, Inc.	$95
200	Bank of the Ozarks, Inc.	6
64,206	BBCN Bancorp, Inc. (a)	715
100	Bridge Bancorp, Inc.	2
100	Bryn Mawr Bank Corp.	2
2,317	Camden National Corp.	81
57,801	CapitalSource, Inc.	382
13,179	Columbia Banking System, Inc.	300
7,522	Cullen/Frost Bankers, Inc.	438
100	Enterprise Financial Services Corp.	1
4,948	First Bancorp, Inc. Maine	73
418	First Citizens BancShares, Inc., Class - A	76
5,838	First Community Bancshares, Inc.	78
600	First Financial Bankshares, Inc.	21
5,973	First Interstate BancSystem, Inc.	87
3,209	Great Southern Bancorp, Inc.	77
400	Hampton Roads Bankshares, Inc. (a)	1
4,400	Heartland Financial USA, Inc.	76
5,847	IBERIABANK Corp.	313
4,155	International Bancshares Corp.	88
300	Investors Bancorp, Inc. (a)	5
8,633	MainSource Financial Group, Inc.	104
104,721	National Penn Bancshares, Inc.	927
4,879	Peoples Bancorp, Inc.	86
18,800	Popular, Inc. (a)	39
4,859	Renasant Corp.	79
3,139	Republic Bancorp, Inc., Class - A	75
100	S.Y. Bancorp, Inc.	2
1,858	Signature Bank (a)	117
400	SVB Financial Group (a)	26
233	Taylor Capital Group, Inc. (a)	3
81,314	TCF Financial Corp.	967
5,457	Union First Market Bankshares Corp.	76
10,316	Virginia Commerce Bancorp, Inc. (a)	91
26,453	Webster Financial Corp.	600
3,816	WesBanco, Inc.	77
500	Westamerica Bancorp	24
		6,284
	Reinsurance — 0.16%
2,229	Everest Re Group Ltd.	206
100	Flagstone Reinsurance Holdings SA	1
300	Greenlight Capital Re Ltd., Class - A (a)	7
		214
	Research and Consulting Services — 0.52%
1,750	Acacia Research Corp./Acacia Technologies LLC (a)	73
11,855	CBIZ, Inc. (a)	75
1,045	CoStar Group, Inc. (a)	72
100	CRA International, Inc. (a)	3
500	Exponent, Inc. (a)	24
900	Huron Consulting Group, Inc. (a)	34
3,162	ICF International, Inc. (a)	80
600	Mistras Group, Inc. (a)	14
700	Odyssey Marine Exploration, Inc. (a)	2
3,800	Pendrell Corp. (a)	10
6,000	RPX Corp. (a)	102
686	The Advisory Board Co. (a)	61
1,400	The Corporate Executive Board Co.	60
3,041	VSE Corp.	76
		686
	Residential Real Estate Investment Trusts — 0.78%
1,300	American Campus Communities, Inc.	58
3,341	Apartment Investment & Management Co., Class - A	88
4,739	Associated Estates Realty Corp.	78
946	Equity Lifestyle Properties, Inc.	66
1,956	Home Properties, Inc.	119
9,275	Mid-America Apartment Communities, Inc.	622
		1,031
	Restaurants — 0.97%
1,000	AFC Enterprises, Inc. (a)	17
199	Biglari Holdings, Inc. (a)	80
1,000	BJ's Restaurant, Inc. (a)	50
800	Bravo Brio Restaurant Group, Inc. (a)	16
3,790	Buffalo Wild Wings, Inc. (a)	344
300	Caribou Coffee Co., Inc. (a)	6
500	Carrols Restaurant Group, Inc. (a)	8
2,945	CEC Entertainment, Inc.	112
2,332	Cracker Barrel Old Country Store, Inc.	130
23,036	Denny's Corp. (a)	93
655	DineEquity, Inc. (a)	32
900	Domino's Pizza, Inc.	33
200	Einstein Noah Restaurant Group, Inc.	3
100	Jack in the Box, Inc. (a)	2
2,500	Jamba, Inc. (a)	5
2,400	Krispy Kreme Doughnuts, Inc. (a)	17
800	P.F. Chang's China Bistro, Inc.	32
800	Papa John's International, Inc. (a)	30
500	Peet's Coffee & Tea, Inc. (a)	37
500	Red Robin Gourmet Burgers, Inc. (a)	19
10,939	Ruby Tuesday, Inc. (a)	100
200	Ruth's Hospitality Group, Inc. (a)	1
2,500	Sonic Corp. (a)	19
2,450	Texas Roadhouse, Inc., Class - A	41
2,200	The Cheesecake Factory, Inc. (a)	65
		1,292
	Retail Real Estate Investment Trusts — 0.55%
4,112	Acadia Realty Trust	93
82	Alexander's, Inc.	32
6,696	CBL & Associates Properties, Inc.	127
6,300	DDR Corp.	92
500	Getty Realty Corp.	8
5,048	Glimcher Realty Trust	52
7,387	Pennsylvania Real Estate Investment Trust	113
7,650	Ramco-Gershenson Properties Trust	93
300	Saul Centers, Inc.	12
3,546	Tanger Factory Outlet Centers, Inc.	105
100	Urstadt Biddle Properties, Inc., Class - A	2
		729
	Security & Alarm Services — 0.14%
3,341	GeoEye, Inc. (a)	80
4,604	The Brink's Co.	110
		190
	Semiconductor Equipment — 1.08%
7,109	Advanced Energy Industries, Inc. (a)	93
17,328	Amkor Technology, Inc. (a)	106
400	Amtech Systems, Inc. (a)	3
100	ATMI, Inc. (a)	2
500	AXT, Inc. (a)	3
2,386	Cabot Microelectronics Corp.	93
5,621	Cymer, Inc. (a)	281
1,700	Entegris, Inc. (a)	16
1,500	FEI Co. (a)	74

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductor Equipment (continued)
4,900	GT Advanced Technologies, Inc. (a)	$41
8,300	Kulicke & Soffa Industries, Inc. (a)	103
1,100	LTX-Credence Corp. (a)	8
33,529	MEMC Electronic Materials, Inc. (a)	121
900	PDF Solutions, Inc. (a)	8
800	Rubicon Technology, Inc. (a)	8
4,449	Tessera Technologies, Inc.	77
900	Ultra Clean Holdings, Inc. (a)	7
9,120	Ultratech, Inc. (a)	264
4,400	Veeco Instruments, Inc. (a)	126
		1,434
	Semiconductors — 4.30%
9,166	Alpha & Omega Semiconductor Ltd. (a)	88
5,625	Altera Corp.	224
2,100	Applied Micro Circuits Corp. (a)	15
6,825	Cavium, Inc. (a)	211
1,000	CEVA, Inc. (a)	23
2,800	Cirrus Logic, Inc. (a)	67
23,546	Cypress Semiconductor Corp.	368
43,450	Diodes, Inc. (a)	1,007
3,400	Entropic Communications, Inc. (a)	20
200	Exar Corp. (a)	2
20,473	Fairchild Semiconductor International, Inc. (a)	301
15,448	GSI Technology, Inc. (a)	65
1,251	Hittite Microwave Corp. (a)	68
900	Inphi Corp. (a)	13
25,166	Integrated Device Technology, Inc. (a)	180
7,895	Integrated Silicon Solution, Inc. (a)	88
300	Intermolecular, Inc. (a)	2
14,373	International Rectifier Corp. (a)	332
7,326	IXYS Corp. (a)	97
1,000	Kopin Corp. (a)	4
1,500	Lattice Semiconductor Corp. (a)	10
9,046	Maxim Integrated Products, Inc.	259
600	MaxLinear, Inc., Class - A (a)	3
2,100	Micrel, Inc.	21
11,106	Microsemi Corp. (a)	238
700	Mindspeed Technologies, Inc. (a)	4
1,500	MIPS Technologies, Inc. (a)	8
19,460	Monolithic Power Systems, Inc. (a)	383
1,100	MoSys, Inc. (a)	4
200	NVE Corp. (a)	11
6,725	OmniVision Technologies, Inc. (a)	134
13,630	ON Semiconductor Corp. (a)	123
100	Pericom Semiconductor Corp. (a)	1
1,200	Power Integrations, Inc.	44
4,000	Rambus, Inc. (a)	26
35,090	RF Micro Devices, Inc. (a)	175
9,307	Semtech Corp. (a)	265
2,400	Silicon Image, Inc. (a)	14
2,557	Silicon Laboratories, Inc. (a)	110
19,207	Skyworks Solutions, Inc. (a)	531
20,663	TriQuint Semiconductor, Inc. (a)	142
1,000	Volterra Semiconductor Corp. (a)	34
		5,715
	Soft Drinks — 0.08%
1,500	Coca-Cola Bottling Co. Consolidated	94
2,000	Heckmann Corp. (a)	9
500	National Beverage Corp. (a)	8
398	Primo Water Corp. (a)	1
		112
	Specialized Consumer Services — 0.55%
4,274	Coinstar, Inc. (a)	271
2,600	Hillenbrand, Inc.	60
500	Matthews International Corp., Class - A	16
4,380	Regis Corp.	81
6,918	Sotheby's	272
600	Steiner Leisure Ltd. (a)	29
		729
	Specialized Finance — 0.79%
4,255	Encore Capital Group, Inc. (a)	96
10,948	Gain Capital Holdings, Inc.	55
1,200	MarketAxess Holdings, Inc.	45
2,560	Moody's Corp.	108
45,194	PHH Corp. (a)	699
700	Portfolio Recovery Associates, Inc. (a)	50
		1,053
	Specialized Real Estate Investment Trusts — 1.08%
9,123	Ashford Hospitality Trust	82
500	Cogdell Spencer, Inc.	2
7,175	CubeSmart	85
60,088	DiamondRock Hospitality Co.	618
1,500	Extra Space Storage, Inc.	43
2,500	FelCor Lodging Trust, Inc. (a)	9
3,183	LaSalle Hotel Properties	90
200	LTC Properties, Inc.	6
400	National Health Investors, Inc.	20
4,000	OMEGA Healthcare Investors, Inc.	85
5,705	Potlatch Corp.	179
400	Sabra Health Care REIT, Inc.	7
16,327	Strategic Hotels & Resorts, Inc. (a)	107
9,926	Sunstone Hotel Investors, Inc. (a)	97
300	Universal Health Realty Income Trust	12
		1,442
	Specialty Chemicals — 1.10%
3,515	A. Schulman, Inc.	95
4,153	Albemarle Corp.	266
1,200	Balchem Corp.	36
2,400	Chemtura Corp. (a)	41
2,000	Flotek Industries, Inc. (a)	24
300	FutureFuel Corp.	3
200	GSE Holding, Inc. (a)	3
100	H.B. Fuller Co.	3
2,400	Innophos Holdings, Inc.	120
900	Innospec, Inc. (a)	27
200	KMG Chemicals, Inc.	4
1,200	Kraton Performance Polymers, Inc. (a)	32
2,300	Minerals Technologies, Inc.	151
2,221	NewMarket Corp.	416
1,900	Omnova Solutions, Inc. (a)	13
2,772	PolyOne Corp.	40
2,374	Quaker Chemical Corp.	94
1,600	Senomyx, Inc. (a)	4
937	Stepan Co.	82
900	Zep, Inc.	13
		1,467
	Specialty Stores — 0.58%
7,500	Big 5 Sporting Goods Corp.	59
1,190	Cabela's, Inc. (a)	45
1,000	GNC Acquisition Holdings, Inc., Class - A	35
1,100	Hibbett Sports, Inc. (a)	60

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Stores (continued)
100	Teavana Holdings, Inc. (a)	$2
4,822	Tractor Supply Co.	436
1,000	Vitamin Shoppe, Inc. (a)	44
6,822	West Marine, Inc. (a)	82
100	Winmark Corp.	6
		769
	Steel — 0.43%
2,880	Allegheny Technologies, Inc.	118
4,821	Carpenter Technology Corp.	252
400	Haynes International, Inc.	25
500	Metals USA Holdings Corp. (a)	7
3,150	Olympic Steel, Inc.	76
1,600	Schnitzer Steel Industries, Inc., Class - A	64
1,400	Worthington Industries, Inc.	27
		569
	Systems Software — 0.67%
200	AVG Technologies NV (a)	3
1,800	CommVault Systems, Inc. (a)	89
1,200	FalconStor Software, Inc. (a)	5
200	Imperva, Inc. (a)	8
1,150	NetSuite, Inc. (a)	58
600	OPNET Technologies, Inc.	17
5,004	Progress Software Corp. (a)	118
12,331	Rovi Corp. (a)	401
1,200	Sourcefire, Inc. (a)	58
31,715	TeleCommunication Systems, Inc., Class - A (a)	88
1,100	VASCO Data Security International, Inc. (a)	12
3,300	Wave Systems Corp., Class - A (a)	6
1,600	Websense, Inc. (a)	34
		897
	Technology Distributors — 0.97%
14,020	Brightpoint, Inc. (a)	113
300	Electro Rent Corp.	6
4,805	Insight Enterprises, Inc. (a)	105
6,825	PC Connection, Inc.	56
6,189	ScanSource, Inc. (a)	231
8,428	SYNNEX Corp. (a)	322
8,375	Tech Data Corp. (a)	454
		1,287
	Textiles — 0.07%
9,749	Unifi, Inc. (a)	94
	Thrifts & Mortgage Finance — 0.88%
300	Apollo Residential Mortgage, Inc.	5
8,685	Astoria Financial Corp.	86
4,400	Bofl Holding, Inc. (a)	75
6,146	Dime Community Bancshares	90
5,090	First Defiance Financial Corp.	86
5,730	Flushing Financial Corp.	77
300	Home Loan Servicing Solutions Ltd.	4
5,416	OceanFirst Financial Corp.	77
17,188	Provident Financial Services, Inc.	250
200	TrustCo Bank Corp.	1
400	Walker & Dunlop, Inc. (a)	5
300	Westfield Financial, Inc.	2
10,093	WSFS Financial Corp.	414
		1,172
	Tires & Rubber — 0.03%
2,600	Cooper Tire & Rubber Co.	40

	Tobacco — 0.09%
4,000	Star Scientific, Inc. (a)	13
1,676	Universal Corp.	78
1,365	Vector Group Ltd.	24
		115
	Trading Companies & Distributors — 1.55%
6,199	Aircastle Ltd.	76
8,086	Applied Industrial Technologies, Inc.	333
1,900	Beacon Roofing Supply, Inc. (a)	49
400	DXP Enterprises, Inc. (a)	17
3,473	GATX Corp.	140
500	H&E Equipment Services, Inc. (a)	10
700	Houston Wire & Cable Co.	10
40,501	Interline Brands, Inc. (a)	875
600	Kaman Corp.	20
4,938	SeaCube Container Leasing Ltd.	85
900	TAL International Group, Inc.	33
500	Textainer Group Holdings Ltd.	17
200	Titan Machinery, Inc. (a)	6
800	United Rentals, Inc. (a)	34
4,879	Watsco, Inc.	361
		2,066
	Trucking — 1.16%
868	AMERCO, Inc.	92
4,300	Avis Budget Group, Inc. (a)	61
500	Celadon Group, Inc.	8
26,563	Con-way, Inc.	866
1,200	Dollar Thrifty Automotive Group, Inc. (a)	97
2,100	Heartland Express, Inc.	30
2,500	Knight Transportation, Inc.	44
3,949	Landstar System, Inc.	228
100	Marten Transport Ltd.	2
2,000	Old Dominion Freight Line, Inc. (a)	95
200	Quality Distribution, Inc. (a)	3
900	Swift Transportation Co. (a)	10
300	Werner Enterprises, Inc.	8
300	Zipcar, Inc. (a)	5
		1,549
	Wireless Telecommunication Services — 0.54%
500	Leap Wireless International, Inc. (a)	4
15,737	MetroPCS Communications, Inc. (a)	142
4,674	NII Holdings, Inc. (a)	86
4,100	NTELOS Holding Corp.	85
5,090	SBA Communications Corp., Class - A (a)	259
900	Shenandoah Telecommunications Co.	10
2,871	Telephone & Data Systems, Inc.	66
5,095	USA Mobility, Inc.	71
		723
	Total Common Stocks	130,760
	Preferred Stock — 0.02%
	Home Furnishings — 0.02%
533	Sealy Corp.	34
	Total Preferred Stock	34
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc. (a)(b)^	—
	Electronic Manufacturing Services — 0.00%
1,000	Gerber Scientific, Inc. (a)(c)^	—

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights (continued)
	Total Contingent Rights	$—
	Warrant — 0.00%
	Oil & Gas Exploration & Production — 0.00%
$450	Magnum Hunter Resources Corp. (a)*	—
	Total Warrant	—
	U.S. Treasury Obligations — 0.05%
50	U.S. Treasury Bills, 0.04%, 6/14/12 (d)(e)	50
14	U.S. Treasury Bills, 0.05%, 5/17/12 (d)(e)	14
	Total U.S. Treasury Obligations	64
	Time Deposit — 0.01%
13	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	13
	Total Time Deposit	13
	Mutual Funds — 0.70%
674,131	Alliance Money Market Fund Prime Portfolio, 0.13% (f)	674
3,030	iShares Russell 2000 Index Fund ETF	251
	Total Mutual Funds	925
	Total Investments
	(cost $108,641) — 99.12%	131,796
	Other assets in excess of liabilities — 0.88%	1,172
	Net Assets — 100.00%	$132,968

Amounts designated as " - " are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2012, and represents a Level 2 security. Refer to Note 2 in Notes to Portfolios of Investments.
^	Security was fair valued on March 31, 2012, and represents a Level 3 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was recently brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	Rate disclosed represents effective yield at purchase.
(e)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(f)	The rate disclosed is the rate in effect on March 31, 2012.

ETF — Exchange Traded Fund

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	20.72%	18.22%	18.60%	40.80%	98.34%
Preferred Stock	-	-	0.02%	-	0.02%
Contingent Rights	-	-	-	0.00%	0.00%
Warrant	-	-	-	0.00%	0.00%
U.S. Treasury Obligations	-	-	-	0.05%	0.05%
Time Deposit	-	0.01%	-	-	0.01%
Mutual Funds	-	0.19%	-	0.51%	0.70%
Other Assets (Liabilities)	0.14%	0.49%	0.20%	0.05%	0.88%
Total Net Assets	20.86%	18.91%	18.82%	41.41%	100.00%

HC CAPITAL TRUST

The Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
8	Russell 2000 Mini Future	$662	Jun-12	$16
	Net Unrealized Appreciation/(Depreciation)			$16

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.89%
	Advertising — 0.75%
11,086	Digital Generation, Inc. (a)	$113
152,692	Harte-Hanks, Inc.	1,382
		1,495
	Aerospace & Defense — 3.08%
7,699	AAR Corp.	141
2,400	Alliant Techsystems, Inc.	120
5,057	Ceradyne, Inc.	165
3,158	Cubic Corp.	149
31,335	Curtiss-Wright Corp.	1,160
7,490	Esterline Technologies Corp. (a)	535
15,586	Exelis, Inc.	195
9,480	Hexcel Corp. (a)	228
35,314	Huntington Ingalls Industries, Inc. (a)	1,421
7,036	ITT Corp.	161
8,995	Moog, Inc., Class - A (a)	386
1,419	National Presto Industries, Inc.	108
32,053	Orbital Sciences Corp. (a)	421
15,183	Triumph Group, Inc.	951
		6,141
	Agricultural Products — 0.35%
6,770	Corn Products International, Inc.	390
10,900	Darling International, Inc. (a)	190
5,453	Fresh Del Monte Produce, Inc.	125
		705
	Air Freight & Logistics — 0.46%
28,214	Air Transport Services Group, Inc. (a)	163
3,706	Atlas Air Worldwide Holdings, Inc. (a)	183
8,248	Hub Group, Inc., Class - A (a)	297
16,200	UTI Worldwide, Inc.	279
		922
	Airlines — 0.99%
8,340	Alaska Air Group, Inc. (a)	299
22,200	Hawaiian Holdings, Inc. (a)	116
50,535	JetBlue Airways Corp. (a)	247
11,068	SkyWest, Inc.	122
51,880	United Continental Holdings, Inc. (a)	1,116
8,820	US Airways Group, Inc. (a)	67
		1,967
	Alternative Carriers — 0.15%
34,128	Premiere Global Services, Inc. (a)	308
	Apparel Retail — 1.37%
63,549	Aeropostale, Inc. (a)	1,374
4,300	Body Central Corp. (a)	125
29,235	Chico's FAS, Inc.	442
4,230	Rue21, Inc. (a)	124
5,713	Shoe Carnival, Inc. (a)	184
20,794	Stein Mart, Inc. (a)	137
3,887	The Buckle, Inc.	186
5,500	The Cato Corp., Class - A	152
		2,724
	Apparel, Accessories & Luxury Goods — 1.05%
7,295	Delta Apparel, Inc. (a)	120
5,700	G-III Apparel Group Ltd. (a)	162
5,760	Hanesbrands, Inc. (a)	170
7,500	Maidenform Brands, Inc. (a)	169
91,270	The Jones Group, Inc.	1,146
3,479	Under Armour, Inc., Class - A (a)	327
		2,094
	Application Software — 2.67%
3,900	Advent Software, Inc. (a)	100
5,745	BroadSoft, Inc. (a)	220
16,701	Compuware Corp. (a)	153
4,670	ePlus, Inc. (a)	149
3,681	Fair Isaac Corp.	162
11,210	Guidewire Software, Inc. (a)	345
5,522	Informatica Corp. (a)	292
4,058	JDA Software Group, Inc. (a)	112
5,225	Jive Software, Inc. (a)	142
20,661	Parametric Technology Corp. (a)	577
13,365	PROS Holdings, Inc. (a)	250
11,095	QLIK Technologies, Inc. (a)	355
7,062	Quest Software, Inc. (a)	164
20,928	SolarWinds, Inc. (a)	809
13,095	The Ultimate Software Group, Inc. (a)	960
6,165	TIBCO Software, Inc. (a)	188
28,365	TiVo, Inc. (a)	340
		5,318
	Asset Management & Custody Banks — 0.84%
10,436	Calamos Asset Management, Inc., Class - A	137
29,156	Fifth Street Finance Corp.	285
30,425	Financial Engines, Inc. (a)	680
6,715	Main Street Capital Corp.	165
12,845	Waddell & Reed Financial, Inc., Class - A	416
		1,683
	Auto Parts & Equipment — 0.56%
4,524	Autoliv, Inc.	303
9,897	Federal-Mogul Corp. (a)	170
4,972	Gentex Corp.	122
26,032	Modine Manufacturing Co. (a)	230
6,874	Standard Motor Products, Inc.	122
8,520	Superior Industries International, Inc.	167
		1,114
	Automobile Manufacturers — 0.60%
21,335	Tesla Motors, Inc. (a)	795
12,900	Thor Industries, Inc.	407
		1,202
	Automotive Retail — 0.38%
2,650	Group 1 Automotive, Inc.	149
9,846	Lithia Motors, Inc., Class - A	258
9,077	Sonic Automotive, Inc., Class - A	163
12,626	The Pep Boys - Manny, Moe & Jack	188
		758
	Biotechnology — 1.86%
80,780	Astex Pharmaceuticals, Inc. (a)	150
4,173	BioMarin Pharmaceutical, Inc. (a)	143
34,872	Cepheid, Inc. (a)	1,459
4,338	Cubist Pharmaceuticals, Inc. (a)	188
8,092	Emergent BioSolutions, Inc. (a)	129
20,950	Exact Sciences Corp. (a)	234
9,453	Genomic Health, Inc. (a)	289
34,250	Human Genome Sciences, Inc. (a)	282
23,657	Maxygen, Inc. (a)	136
6,870	Myriad Genetics, Inc. (a)	162
31,827	Nanosphere, Inc. (a)	64
22,069	PDL BioPharma, Inc.	140
30,041	SciClone Pharmaceuticals, Inc. (a)	190
3,200	United Therapeutics Corp. (a)	151
		3,717
	Building Products — 1.80%
7,236	A.O. Smith Corp.	325

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
10,600	Apogee Enterprises, Inc.	$137
54,198	Fortune Brands Home & Security, Inc. (a)	1,196
105,916	Griffon Corp.	1,134
10,570	Lennox International, Inc.	426
4,910	Trex Co., Inc. (a)	158
6,354	Universal Forest Products, Inc.	219
		3,595
	Casinos & Gaming — 0.06%
5,250	WMS Industries, Inc. (a)	125
	Coal & Consumable Fuels — 0.08%
3,479	Alpha Natural Resources, Inc. (a)	53
6,837	Cloud Peak Energy, Inc. (a)	109
		162
	Commercial Printing — 0.15%
6,126	Deluxe Corp.	144
10,005	Ennis, Inc.	158
		302
	Commodity Chemicals — 0.41%
4,129	Koppers Holdings, Inc.	159
11,031	Methanex Corp.	358
16,629	STR Holdings, Inc. (a)	81
3,371	Westlake Chemical Corp.	218
		816
	Communications Equipment — 1.16%
4,224	ADTRAN, Inc.	132
6,120	Anaren, Inc. (a)	112
22,336	Arris Group, Inc. (a)	252
12,159	Aruba Networks, Inc. (a)	271
4,802	Black Box Corp.	122
24,875	Ciena Corp. (a)	403
8,891	Communications Systems, Inc.	117
8,359	Oplink Communications, Inc. (a)	143
17,022	Polycom, Inc. (a)	325
10,440	Riverbed Technology, Inc. (a)	293
64,624	Westell Technologies, Inc., Class - A (a)	151
		2,321
	Computer & Electronics Retail — 0.69%
9,400	hhgregg, Inc. (a)	107
13,089	RadioShack Corp.	81
22,216	Rent-A-Center, Inc.	839
6,450	REX American Resources Corp. (a)	198
8,574	Systemax, Inc. (a)	145
		1,370
	Computer Hardware — 0.07%
12,328	Avid Technology, Inc. (a)	136
	Computer Storage & Peripherals — 0.91%
27,900	Fusion-io, Inc. (a)	793
4,047	Lexmark International, Inc., Class - A	135
9,200	QLogic Corp. (a)	163
4,940	Synaptics, Inc. (a)	180
9,386	Western Digital Corp. (a)	388
9,607	Xyratex Ltd.	153
		1,812
	Construction & Engineering — 1.67%
6,800	AECOM Technology Corp. (a)	152
7,888	Chicago Bridge & Iron Co. NV - NYS	341
7,146	Foster Wheeler AG (a)	163
3,160	Jacobs Engineering Group, Inc. (a)	140
5,948	Layne Christensen Co. (a)	132
10,613	MasTec, Inc. (a)	192
15,840	McDermott International, Inc. (a)	203
6,965	Michael Baker Corp. (a)	166
47,778	Pike Electric Corp. (a)	393
9,230	Primoris Services Corp.	148
15,185	Quanta Services, Inc. (a)	317
12,185	Sterling Construction Co., Inc. (a)	119
55,109	Tutor Perini Corp. (a)	859
		3,325
	Construction & Farm Machinery & Heavy Trucks — 1.66%
4,893	Alamo Group, Inc.	147
3,662	CNH Global NV - NYS (a)	145
19,900	Meritor, Inc. (a)	161
8,699	Miller Industries, Inc.	147
1,620	NACCO Industries, Inc., Class - A	189
5,541	Navistar International Corp. (a)	224
6,600	Oshkosh Corp. (a)	153
50,830	Wabash National Corp. (a)	526
3,955	WABCO Holdings, Inc. (a)	239
33,642	Westport Innovations, Inc. (a)	1,377
		3,308
	Construction Materials — 0.16%
9,420	Eagle Materials, Inc.	327
	Consumer Electronics — 0.22%
5,654	Harman International Industries, Inc.	265
8,578	Universal Electronics, Inc. (a)	171
		436
	Consumer Finance — 0.49%
15,257	Advance America Cash Advance Centers, Inc.	160
2,935	Cash America International, Inc.	141
8,967	EZCORP, Inc., Class - A (a)	291
4,490	Green Dot Corp., Class - A (a)	119
5,495	Nelnet, Inc., Class - A	143
1,900	World Acceptance Corp. (a)	116
		970
	Data Processing & Outsourced Services — 1.09%
1,500	Alliance Data Systems Corp. (a)	189
10,929	Convergys Corp. (a)	146
10,748	CoreLogic, Inc. (a)	175
9,259	CSG Systems International, Inc. (a)	140
2,900	DST Systems, Inc.	157
28,848	Global Cash Access Holdings, Inc. (a)	225
2,613	Global Payments, Inc.	124
8,614	Jack Henry & Associates, Inc.	294
7,595	Lender Processing Services, Inc.	198
5,226	Syntel, Inc.	293
8,500	TeleTech Holdings, Inc. (a)	137
1,830	VeriFone Systems, Inc. (a)	95
		2,173
	Department Stores — 0.09%
3,000	Dillard's, Inc., Class - A	189
	Distributors — 0.19%
4,086	LKQ Corp. (a)	127
18,248	VOXX International Corp. (a)	248
		375
	Diversified Banks — 0.09%
8,427	Banco Latinoamericano de Comercio Exterior SA, Class - E	178

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Chemicals — 1.02%
20,148	Cabot Corp.	$860
7,239	FMC Corp.	766
7,031	Olin Corp.	153
8,907	Solutia, Inc.	249
		2,028
	Diversified Metals & Mining — 0.17%
3,469	RTI International Metals, Inc. (a)	80
12,340	US Silica Holdings, Inc. (a)	258
		338
	Diversified Real Estate Activities — 0.09%
7,788	Coresite Realty Corp.	184
	Diversified Real Estate Investment Trusts — 0.39%
32,056	CapLease, Inc.	129
6,958	Colonial Properties Trust	151
22,582	Cousins Properties, Inc.	171
2,493	PS Business Parks, Inc.	164
14,228	Winthrop Realty Trust, Inc.	165
		780
	Diversified Support Services — 0.32%
4,300	Ritchie Bros. Auctioneers, Inc.	102
8,843	UniFirst Corp.	544
		646
	Education Services — 0.71%
6,400	Bridgepoint Education, Inc. (a)	158
4,000	Capella Education Co. (a)	144
3,978	DeVry, Inc.	135
5,895	Education Management Corp. (a)	81
2,542	ITT Educational Services, Inc. (a)	168
18,966	K12, Inc. (a)	448
17,996	Lincoln Educational Services Corp.	142
10,900	Universal Technical Institute, Inc.	144
		1,420
	Electric Utilities — 0.95%
3,323	ALLETE, Inc.	138
5,276	Avista Corp.	135
3,736	Cleco Corp.	148
11,755	El Paso Electric Co.	382
3,235	IDACORP, Inc.	133
3,456	ITC Holdings Corp.	266
16,586	Portland General Electric Co.	414
6,604	The Empire District Electric Co.	135
3,665	Unisource Energy Corp.	134
		1,885
	Electrical Components & Equipment — 2.22%
5,370	Acuity Brands, Inc.	337
14,177	Belden, Inc.	538
40,099	Brady Corp., Class - A	1,297
10,183	Chase Corp.	160
2,390	Encore Wire Corp.	71
34,102	EnerSys (a)	1,182
5,451	General Cable Corp. (a)	159
16,094	GrafTech International Ltd. (a)	192
3,046	Hubbell, Inc., Class - B	239
2,461	Preformed Line Products Co.	161
2,570	Sensata Technologies Holding NV (a)	86
		4,422
	Electronic Components — 1.26%
10,600	AVX Corp.	140
4,140	Dolby Laboratories, Inc., Class - A (a)	158
10,709	DTS, Inc. (a)	324
26,933	InvenSense, Inc. (a)	487
5,879	Littelfuse, Inc.	369
34,406	Power-One, Inc. (a)	156
17,792	Rogers Corp. (a)	689
14,939	Vishay Intertechnology, Inc. (a)	182
		2,505
	Electronic Equipment & Instruments — 0.68%
11,895	Cognex Corp.	504
4,030	FARO Technologies, Inc. (a)	235
10,041	National Instruments Corp.	286
10,171	Newport Corp. (a)	180
2,490	OSI Systems, Inc. (a)	153
		1,358
	Electronic Manufacturing Services — 1.07%
39,155	Flextronics International Ltd. (a)	283
16,710	IPG Photonics Corp. (a)	870
10,455	Jabil Circuit, Inc.	262
6,788	Multi-Fineline Electronix, Inc. (a)	186
4,849	Plexus Corp. (a)	170
4,185	Trimble Navigation Ltd. (a)	228
12,330	TTM Technologies, Inc. (a)	142
		2,141
	Environmental & Facilities Services — 0.38%
5,962	Clean Harbors, Inc. (a)	402
40,609	Metalico, Inc. (a)	173
6,262	Republic Services, Inc., Class - A	191
		766
	Food Distributors — 0.13%
4,534	Nash Finch Co.	129
7,469	Spartan Stores, Inc.	135
		264
	Food Retail — 0.47%
9,068	Ingles Markets, Inc., Class - A	160
3,168	The Andersons, Inc.	154
12,859	The Fresh Market, Inc. (a)	617
		931
	Footwear — 0.98%
5,702	Deckers Outdoor Corp. (a)	359
8,144	Iconix Brand Group, Inc. (a)	142
83,391	Skechers USA, Inc., Class - A (a)	1,061
10,673	Wolverine World Wide, Inc.	397
		1,959
	Gas Utilities — 0.41%
3,132	Chesapeake Utilities Corp.	129
3,355	Southwest Gas Corp.	143
3,326	The Laclede Group, Inc.	130
15,309	UGI Corp.	417
		819
	General Merchandise Stores — 0.28%
3,831	Dollar Tree, Inc. (a)	362
13,203	Fred's, Inc., Class - A	193
		555
	Gold — 0.09%
5,480	Agnico-Eagle Mines Ltd.	183
	Health Care Distributors — 0.56%
4,022	MWI Veterinary Supply, Inc. (a)	354
25,253	Owens & Minor, Inc.	768
		1,122

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment — 2.19%
20,980	ABIOMED, Inc. (a)	$465
30,300	CryoLife, Inc. (a)	160
39,101	DexCom, Inc. (a)	408
3,423	Gen-Probe, Inc. (a)	227
6,560	Greatbatch, Inc. (a)	161
6,668	Hill-Rom Holdings, Inc.	223
2,169	IDEXX Laboratories, Inc. (a)	190
43,228	Insulet Corp. (a)	827
26,792	MAKO Surgical Corp. (a)	1,129
5,161	Sirona Dental Systems, Inc. (a)	266
5,800	Symmetry Medical, Inc. (a)	41
24,704	Syneron Medical Ltd. (a)	265
		4,362
	Health Care Facilities — 1.56%
5,161	AmSurg Corp. (a)	145
46,979	Five Star Quality Care, Inc. (a)	160
6,431	HCA Holdings, Inc.	159
19,400	Health Management Associates, Inc., Class - A (a)	130
8,306	HealthSouth Corp. (a)	170
16,537	LifePoint Hospitals, Inc. (a)	652
3,169	National Healthcare Corp.	144
15,861	Select Medical Holdings Corp. (a)	122
30,083	Tenet Healthcare Corp. (a)	160
5,462	The Ensign Group, Inc.	148
48,489	VCA Antech, Inc. (a)	1,126
		3,116
	Health Care Services — 0.99%
12,625	Accretive Health, Inc. (a)	252
9,100	Almost Family, Inc. (a)	237
5,817	Catalyst Health Solutions, Inc. (a)	371
10,441	HMS Holdings Corp. (a)	326
10,284	LHC Group, Inc. (a)	190
5,600	Lincare Holdings, Inc.	145
4,070	MEDNAX, Inc. (a)	303
9,901	Providence Service Corp. (a)	153
		1,977
	Health Care Supplies — 0.58%
26,286	Medical Action Industries, Inc. (a)	150
4,330	Neogen Corp. (a)	169
10,267	The Cooper Cos., Inc.	839
		1,158
	Health Care Technology — 0.68%
16,251	athenahealth, Inc. (a)	1,204
6,055	Vocera Communications, Inc. (a)	142
		1,346
	Home Furnishings — 0.41%
14,165	La-Z-Boy, Inc. (a)	212
302,566	Sealy Corp. (a)	611
		823
	Homebuilding — 0.15%
10,730	Meritage Homes Corp. (a)	290
	Homefurnishing Retail — 0.91%
11,400	Kirkland's, Inc. (a)	184
7,770	Mattress Firm Holding Corp. (a)	295
41,149	Select Comfort Corp. (a)	1,333
		1,812
	Household Appliances — 0.22%
4,582	Helen of Troy Ltd. (a)	156
4,703	Snap-on, Inc.	287
		443
	Housewares & Specialties — 0.39%
8,119	American Greetings Corp., Class - A	125
7,050	CSS Industries, Inc.	137
11,077	Lifetime Brands, Inc.	125
6,037	Tupperware Brands Corp.	383
		770
	Human Resource & Employment Services — 0.23%
6,991	Barrett Business Services, Inc.	139
10,246	Kelly Services, Inc., Class - A	164
8,985	Korn/Ferry International (a)	150
		453
	Industrial Conglomerates — 0.30%
2,925	Carlisle Cos., Inc.	146
23,572	Kimball International, Inc., Class - B	163
65	Seaboard Corp. (a)	127
3,998	Standex International Corp.	164
		600
	Industrial Machinery — 3.37%
2,925	Actuant Corp., Class - A	85
10,245	Altra Holdings, Inc. (a)	197
6,705	Ampco-Pittsburgh Corp.	135
8,881	Briggs & Stratton Corp.	159
13,793	Chart Industries, Inc. (a)	1,012
25,606	CIRCOR International, Inc.	852
34,157	Harsco Corp.	801
5,323	IDEX Corp.	224
8,800	John Bean Technologies Corp.	143
5,132	Kaydon Corp.	131
6,746	Kennametal, Inc.	300
9,959	Lincoln Electric Holdings, Inc.	451
144,275	Mueller Water Products, Inc., Class - A	481
4,565	Pall Corp.	272
1,982	Pentair, Inc.	94
4,440	Proto Labs, Inc. (a)	151
8,223	Robbins & Myers, Inc.	428
3,425	Tennant Co.	151
2,662	The Middleby Corp. (a)	269
3,317	Valmont Industries, Inc.	390
		6,726
	Industrial Real Estate Investment Trusts — 0.19%
3,845	EastGroup Properties, Inc.	193
14,556	First Industrial Realty Trust, Inc. (a)	180
		373
	Insurance Brokers — 0.39%
21,910	Arthur J. Gallagher & Co.	783
	Integrated Oil & Gas — 0.18%
6,937	Interoil Corp. (a)	357
	Internet Software & Services — 3.25%
8,868	Ancestry.com, Inc. (a)	202
9,250	Brightcove, Inc. (a)	229
43,384	Cogent Communications Group, Inc. (a)	828
4,200	comScore, Inc. (a)	90
3,920	Constant Contact, Inc. (a)	117
5,540	DealerTrack Holdings, Inc. (a)	168
7,858	Demandware, Inc. (a)	234
17,074	Digital River, Inc. (a)	319
21,777	EarthLink, Inc.	174
26,338	Global Sources Ltd. (a)	162
13,202	InfoSpace, Inc. (a)	169

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
4,200	Intralinks Holdings, Inc. (a)	$22
5,089	j2 Global, Inc.	146
23,137	LivePerson, Inc. (a)	388
19,827	Millennial Media, Inc. (a)	466
17,520	Monster Worldwide, Inc. (a)	171
40,160	QuinStreet, Inc. (a)	421
15,366	Rackspace Hosting, Inc. (a)	888
25,894	United Online, Inc.	127
3,500	VeriSign, Inc.	134
33,352	Yelp, Inc. (a)	897
47,146	Zix Corp. (a)	137
		6,489
	Investment Banking & Brokerage — 0.90%
13,368	FXCM, Inc., Class - A	174
13,600	Jefferies Group, Inc.	256
30,217	KKR Financial Holdings LLC	278
8,439	Oppenheimer Holdings, Inc., Class - A	146
7,858	Raymond James Financial, Inc.	287
17,089	Stifel Financial Corp. (a)	647
		1,788
	IT Consulting & Other Services — 0.80%
11,063	Acxiom Corp. (a)	162
14,452	Amdocs Ltd. (a)	456
8,039	Booz Allen Hamilton Holding Corp.	137
2,385	CACI International, Inc., Class - A (a)	149
12,301	Dynamics Research Corp. (a)	119
4,211	ManTech International Corp., Class - A	145
10,800	NCI, Inc., Class - A (a)	69
37,757	The Hackett Group, Inc. (a)	225
6,281	Unisys Corp. (a)	124
		1,586
	Leisure Facilities — 0.10%
10,186	Speedway Motorsports, Inc.	190
	Leisure Products — 0.69%
4,190	Arctic Cat, Inc. (a)	180
17,595	Brunswick Corp.	453
31,466	JAKKS Pacific, Inc.	549
23,727	Leapfrog Enterprises, Inc. (a)	198
		1,380
	Life & Health Insurance — 1.98%
79,644	American Equity Investment Life Holding Co.	1,017
60,636	CNO Financial Group, Inc. (a)	472
5,299	Delphi Financial Group, Inc., Class - A	237
3,950	FBL Financial Group, Inc., Class - A	133
1,003	National Western Life Insurance Co., Class - A	137
44,850	Primerica, Inc.	1,131
21,664	Protective Life Corp.	642
14,874	Symetra Financial Corp.	171
		3,940
	Life Sciences Tools & Services — 1.11%
35,058	Affymetrix, Inc. (a)	150
1,440	Bio-Rad Laboratories, Inc., Class - A (a)	149
22,575	Bruker Corp. (a)	346
29,676	eResearchTechnology, Inc. (a)	232
32,955	Harvard Bioscience, Inc. (a)	129
4,752	Illumina, Inc. (a)	250
11,688	Luminex Corp. (a)	273
9,635	MEDTOX Scientific, Inc. (a)	162
7,009	PAREXEL International Corp. (a)	189
7,367	PerkinElmer, Inc.	204
8,653	QIAGEN NV (a)	135
		2,219
	Managed Health Care — 0.39%
2,724	Magellan Health Services, Inc. (a)	133
17,138	Metropolitan Health Networks, Inc. (a)	161
6,347	Molina Heathcare, Inc. (a)	213
6,745	Triple-S Management Corp., Class - B (a)	156
10,598	Universal American Corp.	114
		777
	Marine — 0.40%
10,075	Alexander & Baldwin, Inc.	488
6,963	International Shipholding Corp.	161
2,363	Kirby Corp. (a)	155
		804
	Marine Ports & Services — 0.08%
8,915	CAI International, Inc. (a)	162
	Metal & Glass Containers — 0.67%
7,686	AptarGroup, Inc.	421
24,681	Crown Holdings, Inc. (a)	909
		1,330
	Mortgage Real Estate Investment Trusts — 0.43%
10,456	Capstead Mortgage Corp.	137
59,220	Chimera Investment Corp.	168
14,215	Dynex Capital, Inc.	136
25,222	Redwood Trust, Inc.	282
6,111	Walter Investment Management Corp.	138
		861
	Movies & Entertainment — 0.33%
9,800	AOL, Inc. (a)	186
3,720	Imax Corp. (a)	91
27,310	Lions Gate Entertainment Corp. (a)	380
		657
	Multi-line Insurance — 0.32%
12,490	American Financial Group, Inc.	482
5,300	HCC Insurance Holdings, Inc.	165
		647
	Multi-Sector Holdings — 0.06%
4,936	PICO Holdings, Inc. (a)	116
	Multi-Utilities—0.41%
8,323	Black Hills Corp.	279
3,937	NorthWestern Corp.	140
14,771	PNM Resources, Inc.	270
4,657	Vectren Corp.	135
		824
	Office Real Estate Investment Trusts — 0.87%
5,196	Alexandria Real Estate Equities, Inc.	380
15,700	Brandywine Realty Trust	180
8,133	CommonWealth REIT	152
15,842	Corporate Office Properties Trust	368
7,503	Douglas Emmett, Inc.	171
18,369	Lexington Realty Trust	165
17,363	Mission West Properties, Inc.	171
13,910	Parkway Properties, Inc.	146
		1,733
	Office Services & Supplies — 0.35%
102,106	American Reprographics Co. (a)	550

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Office Services & Supplies (continued)
8,995	Sykes Enterprises, Inc. (a)	$142
		692
	Oil & Gas Drilling — 0.66%
12,963	Atwood Oceanics, Inc. (a)	582
20,860	Parker Drilling Co. (a)	125
14,174	Unit Corp. (a)	606
		1,313
	Oil & Gas Equipment & Services — 1.23%
2,462	Core Laboratories NV	324
5,761	Dril-Quip, Inc. (a)	374
15,762	Matrix Service Co. (a)	221
6,617	Mitcham Industries, Inc. (a)	149
9,370	Natural Gas Services Group, Inc. (a)	124
16,195	Newpark Resources, Inc. (a)	133
2,315	OYO Geospace Corp. (a)	244
11,637	RPC, Inc.	123
1,531	SEACOR Holdings, Inc. (a)	147
23,232	Superior Energy Services, Inc. (a)	612
		2,451
	Oil & Gas Exploration & Production — 1.88%
40,200	Abraxas Petroleum Corp. (a)	125
3,700	Berry Petroleum Co., Class - A	174
7,522	Bill Barrett Corp. (a)	196
8,446	Cabot Oil & Gas Corp.	263
11,350	Carrizo Oil & Gas, Inc. (a)	321
8,300	Comstock Resources, Inc. (a)	131
2,300	Contango Oil & Gas Co. (a)	136
4,514	Continental Resources, Inc. (a)	387
5,520	Denbury Resources, Inc. (a)	101
10,771	Energy Partners Ltd. (a)	179
9,375	GeoResources, Inc. (a)	307
20,755	Kodiak Oil & Gas Corp. (a)	207
17,960	Magnum Hunter Resources Corp. (a)	115
19,700	Quicksilver Resources, Inc. (a)	99
4,858	Rosetta Resources, Inc. (a)	237
5,700	Stone Energy Corp. (a)	163
13,255	Swift Energy Co. (a)	385
24,671	VAALCO Energy, Inc. (a)	233
		3,759
	Oil & Gas Refining & Marketing — 0.76%
6,600	CVR Energy, Inc. (a)	177
12,703	Delek US Holdings, Inc.	197
13,001	Green Plains Renewable Energy, Inc. (a)	140
20,549	Rex Energy Corp. (a)	219
19,293	World Fuel Services Corp.	791
		1,524
	Oil & Gas Storage & Transportation — 0.17%
9,074	Knightsbridge Tankers Ltd.	130
13,499	Ship Finance International Ltd.	207
		337
	Packaged Foods & Meats — 0.33%
2,331	Annie's, Inc. (a)	81
3,967	Cal-Maine Foods, Inc.	152
16,826	Chiquita Brands International, Inc. (a)	148
15,528	Dole Food Co., Inc. (a)	155
5,801	Smithfield Foods, Inc. (a)	128
		664
	Paper Packaging — 0.19%
22,710	Boise, Inc.	186
6,557	Packaging Corp. of America	194
		380
	Paper Products — 0.25%
8,388	KapStone Paper & Packaging Corp. (a)	165
6,309	Neenah Paper, Inc.	187
9,419	P.H. Glatfelter Co.	149
		501
	Personal Products — 0.17%
12,099	Nutraceutical International Corp. (a)	176
4,481	USANA Health Sciences, Inc. (a)	167
		343
	Pharmaceuticals — 0.81%
3,425	Hi-Tech Pharmacal Co., Inc. (a)	123
7,613	Impax Laboratories, Inc. (a)	187
17,442	Nektar Therapeutics (a)	138
13,300	Obagi Medical Products, Inc. (a)	178
4,054	Par Pharmaceutical Cos., Inc. (a)	157
2,141	Perrigo Co.	221
6,897	The Medicines Co. (a)	139
4,732	ViroPharma, Inc. (a)	142
9,425	Warner Chilcott PLC, Class - A (a)	159
2,570	Watson Pharmaceuticals, Inc. (a)	172
		1,616
	Property & Casualty Insurance — 2.16%
1,923	Alleghany Corp. (a)	633
6,105	American Safety Insurance Holdings Ltd. (a)	115
37,197	Argo Group International Holdings Ltd.	1,111
13,525	Aspen Insurance Holdings Ltd.	378
10,048	Assured Guaranty Ltd.	166
9,880	Fidelity National Financial, Inc., Class - A	178
59,192	First American Financial Corp.	984
13,886	Stewart Information Services Corp.	197
36,395	Universal Insurance Holdings, Inc.	142
11,131	W.R. Berkley Corp.	402
		4,306
	Publishing — 0.92%
5,168	Scholastic Corp.	182
71,841	Valassis Communications, Inc. (a)	1,653
		1,835
	Railroads — 0.12%
3,388	Kansas City Southern (a)	243
	Real Estate Development — 0.07%
9,608	Forestar Group, Inc. (a)	148
	Real Estate Operating Companies — 0.19%
11,210	MI Developments, Inc., Class - A	388
	Real Estate Services — 0.09%
2,244	Jones Lang LaSalle, Inc.	187
	Regional Banks — 5.08%
4,594	Alliance Financial Corp.	139
13,300	BancorpSouth, Inc.	179
109,927	BBCN Bancorp, Inc. (a)	1,224
4,345	Camden National Corp.	153
71,164	CapitalSource, Inc.	470
20,276	Columbia Banking System, Inc.	462
11,191	Cullen/Frost Bankers, Inc.	651
9,284	First Bancorp, Inc. Maine	138
766	First Citizens BancShares, Inc., Class - A	140
10,859	First Community Bancshares, Inc.	145
11,212	First Interstate BancSystem, Inc.	164

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
6,018	Great Southern Bancorp, Inc.	$144
8,256	Heartland Financial USA, Inc.	143
8,818	IBERIABANK Corp.	472
7,799	International Bancshares Corp.	165
16,147	MainSource Financial Group, Inc.	195
171,605	National Penn Bancshares, Inc.	1,519
9,120	Peoples Bancorp, Inc.	160
24,120	Popular, Inc. (a)	49
9,179	Renasant Corp.	149
5,913	Republic Bancorp, Inc., Class - A	141
124,453	TCF Financial Corp.	1,480
3,580	Texas Capital Bancshares, Inc. (a)	124
10,287	Union First Market Bankshares Corp.	144
19,256	Virginia Commerce Bancorp, Inc. (a)	169
47,122	Webster Financial Corp.	1,068
7,098	WesBanco, Inc.	143
		10,130
	Reinsurance — 0.14%
2,984	Everest Re Group Ltd.	276
	Research and Consulting Services — 0.27%
22,073	CBIZ, Inc. (a)	140
5,300	ICF International, Inc. (a)	134
7,310	RPX Corp. (a)	124
5,766	VSE Corp.	143
		541
	Residential Real Estate Investment Trusts — 0.55%
6,210	Apartment Investment & Management Co., Class - A	164
8,711	Associated Estates Realty Corp.	142
11,711	Mid-America Apartment Communities, Inc.	785
		1,091
	Restaurants — 0.59%
283	Biglari Holdings, Inc. (a)	114
4,765	Buffalo Wild Wings, Inc. (a)	432
3,988	CEC Entertainment, Inc.	151
2,631	Cracker Barrel Old Country Store, Inc.	147
37,609	Denny's Corp. (a)	152
20,415	Ruby Tuesday, Inc. (a)	186
		1,182
	Retail Real Estate Investment Trusts — 0.44%
6,948	Acadia Realty Trust	157
8,917	CBL & Associates Properties, Inc.	169
11,860	DDR Corp.	173
13,781	Pennsylvania Real Estate Investment Trust	210
14,271	Ramco-Gershenson Properties Trust	174
		883
	Security & Alarm Services — 0.14%
5,943	GeoEye, Inc. (a)	143
5,399	The Brink's Co.	129
		272
	Semiconductor Equipment — 1.64%
13,262	Advanced Energy Industries, Inc. (a)	174
32,386	Amkor Technology, Inc. (a)	199
2,933	Cabot Microelectronics Corp.	114
11,042	Cymer, Inc. (a)	552
15,500	Kulicke & Soffa Industries, Inc. (a)	193
54,312	MEMC Electronic Materials, Inc. (a)	196
10,495	Nanometrics, Inc. (a)	194
14,915	Teradyne, Inc. (a)	252
8,380	Tessera Technologies, Inc.	145
27,965	Ultratech, Inc. (a)	810
15,498	Veeco Instruments, Inc. (a)	443
		3,272
	Semiconductors — 4.11%
17,116	Alpha & Omega Semiconductor Ltd. (a)	165
7,344	Altera Corp.	292
6,657	Cavium, Inc. (a)	206
34,615	Cypress Semiconductor Corp.	541
63,377	Diodes, Inc. (a)	1,469
16,230	Ezchip Semiconductor Ltd. (a)	703
30,383	Fairchild Semiconductor International, Inc. (a)	447
28,800	GSI Technology, Inc. (a)	122
28,049	Integrated Device Technology, Inc. (a)	201
14,753	Integrated Silicon Solution, Inc. (a)	165
20,957	International Rectifier Corp. (a)	484
12,591	IXYS Corp. (a)	166
11,862	Maxim Integrated Products, Inc.	339
9,150	Mellanox Technologies Ltd. (a)	383
9,886	Microsemi Corp. (a)	212
24,450	Monolithic Power Systems, Inc. (a)	481
7,865	OmniVision Technologies, Inc. (a)	157
18,000	ON Semiconductor Corp. (a)	162
44,630	RF Micro Devices, Inc. (a)	222
9,819	Semtech Corp. (a)	279
3,413	Silicon Laboratories, Inc. (a)	147
26,471	Skyworks Solutions, Inc. (a)	732
18,410	TriQuint Semiconductor, Inc. (a)	127
		8,202
	Soft Drinks — 0.08%
2,426	Coca-Cola Bottling Co. Consolidated	152
	Specialized Consumer Services — 0.35%
4,583	Coinstar, Inc. (a)	291
8,217	Regis Corp.	151
6,701	Sotheby's	264
		706
	Specialized Finance — 0.63%
6,690	Encore Capital Group, Inc. (a)	151
20,539	Gain Capital Holdings, Inc.	103
3,410	Moody's Corp.	144
54,947	PHH Corp. (a)	850
		1,248
	Specialized Real Estate Investment Trusts — 1.15%
17,092	Ashford Hospitality Trust	154
13,422	CubeSmart	160
96,510	DiamondRock Hospitality Co.	993
5,934	LaSalle Hotel Properties	167
7,318	Potlatch Corp.	229
62,593	Strategic Hotels & Resorts, Inc. (a)	412
18,598	Sunstone Hotel Investors, Inc. (a)	181
		2,296
	Specialty Chemicals — 1.01%
6,353	A. Schulman, Inc.	172
5,452	Albemarle Corp.	348
25,010	Flotek Industries, Inc. (a)	301
2,710	Innophos Holdings, Inc.	136
3,514	Minerals Technologies, Inc.	230
2,861	NewMarket Corp.	536
3,700	Quaker Chemical Corp.	146

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Chemicals (continued)
1,723	Stepan Co.	$151
		2,020
	Specialty Stores — 0.65%
14,100	Big 5 Sporting Goods Corp.	111
1,668	Cabela's, Inc. (a)	64
7,509	Tractor Supply Co.	680
3,170	Ulta Salon, Cosmetics & Fragrance, Inc.	294
12,800	West Marine, Inc. (a)	153
		1,302
	Steel — 0.40%
3,820	Allegheny Technologies, Inc.	157
7,357	Carpenter Technology Corp.	384
5,901	Olympic Steel, Inc.	142
3,000	Schnitzer Steel Industries, Inc., Class - A	120
		803
	Systems Software — 1.90%
11,595	Allot Communications Ltd. (a)	270
7,636	CommVault Systems, Inc. (a)	379
12,234	Fortinet, Inc. (a)	338
5,135	Imperva, Inc. (a)	201
23,780	NetSuite, Inc. (a)	1,196
6,345	Progress Software Corp. (a)	150
16,199	Rovi Corp. (a)	527
11,645	Sourcefire, Inc. (a)	560
57,823	TeleCommunication Systems, Inc., Class - A (a)	161
		3,782
	Technology Distributors — 1.07%
16,830	Brightpoint, Inc. (a)	135
8,826	Insight Enterprises, Inc. (a)	194
12,714	PC Connection, Inc.	105
9,250	ScanSource, Inc. (a)	345
12,582	SYNNEX Corp. (a)	480
16,153	Tech Data Corp. (a)	876
		2,135
	Textiles — 0.09%
18,184	Unifi, Inc. (a)	176

	Thrifts & Mortgage Finance — 0.93%
16,248	Astoria Financial Corp.	160
8,264	Bofl Holding, Inc. (a)	141
11,465	Dime Community Bancshares	168
9,552	First Defiance Financial Corp.	161
10,597	Flushing Financial Corp.	143
10,128	OceanFirst Financial Corp.	144
25,946	Provident Financial Services, Inc.	377
13,645	WSFS Financial Corp.	559
		1,853
	Tobacco — 0.07%
3,111	Universal Corp.	145
	Trading Companies & Distributors — 1.79%
11,254	Aircastle Ltd.	138
9,894	Applied Industrial Technologies, Inc.	407
4,934	GATX Corp.	199
55,588	Interline Brands, Inc. (a)	1,201
9,264	SeaCube Container Leasing Ltd.	159
25,705	United Rentals, Inc. (a)	1,102
4,912	Watsco, Inc.	364
		3,570

	Trucking — 1.13%
1,602	AMERCO, Inc.	169
44,782	Con-way, Inc.	1,460
5,197	Landstar System, Inc.	300
27,380	Swift Transportation Co. (a)	316
		2,245
	Wireless Telecommunication Services — 0.52%
20,696	MetroPCS Communications, Inc. (a)	187
6,127	NII Holdings, Inc. (a)	112
6,539	NTELOS Holding Corp.	135
6,660	SBA Communications Corp., Class - A (a)	338
5,383	Telephone & Data Systems, Inc.	125
9,587	USA Mobility, Inc.	134
		1,031
	Total Common Stocks	197,266
	Preferred Stock — 0.02%
	Home Furnishings — 0.02%
440	Sealy Corp.	28
	Total Preferred Stock	28
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc. (a)(b)^	—
	Electronic Manufacturing Services — 0.00%
1,400	Gerber Scientific, Inc. (a)(c)^	—
	Total Contingent Rights	—
	Time Deposit — 0.80%
$1,598	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	1,598
	Total Time Deposit	1,598
	Mutual Funds — 0.30%
152,880	Alliance Money Market Fund Prime Portfolio, 0.13% (d)	153
4,570	iShares Russell 2000 Index Fund ETF	379
63,000	SSgA Prime Money Market Fund, 0.12% (d)	63
	Total Mutual Funds	595
	Total Investments
	(cost $163,168) — 100.01%	199,487
	Liabilities in excess of other assets — (0.01)%	(12)
	Net Assets — 100.00%	$199,475

Amounts designated as "-" are $0 or have been rounded to $0.

^	Security was fair valued on March 31, 2012, and represents a Level 3 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was recently brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	The rate disclosed is the rate in effect on March 31, 2012.

ETF — Exchange Traded Fund

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Cupps Capital Management, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	18.09%	16.14%	18.27%	19.38%	27.01%	98.89%
Preferred Stock	-	-	-	0.02%	-	0.02%
Contingent Rights	-	-	-	-	-	0.00%
Time Deposit	0.15%	-	0.52%	0.13%	-	0.80%
Mutual Funds	-	0.03%	0.19%	-	0.08%	0.30%
Other Assets (Liabilities)	-0.02%	-0.02%	-	0.02%	0.01%	-0.01%
Total Net Assets	18.22%	16.15%	18.98%	19.55%	27.10%	100.00%

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks — 98.78%
	Diversified Real Estate Activities — 1.41%
84,400	Coresite Realty Corp.	$1,991
	Diversified Real Estate Investment Trusts — 3.61%
81,200	American Assets Trust, Inc.	1,851
90,100	Excel Trust, Inc.	1,088
32,770	PS Business Parks, Inc.	2,148
		5,087
	Health Care Facilities — 0.49%
36,785	Brookdale Senior Living, Inc. (a)	689
	Homebuilding — 0.74%
68,470	D.R. Horton, Inc.	1,039
	Hotels, Resorts & Cruise Lines — 5.81%
82,040	Marriott International, Inc., Class - A	3,105
41,440	Starwood Hotels & Resorts Worldwide, Inc.	2,338
58,640	Wyndham Worldwide Corp.	2,727
		8,170
	Industrial Real Estate Investment Trust — 0.75%
21,000	EastGroup Properties, Inc.	1,055
	Office Real Estate Investment Trusts — 17.36%
40,460	Alexandria Real Estate Equities, Inc.	2,959
75,400	Boston Properties, Inc.	7,916
70,790	Digital Realty Trust, Inc.	5,237
161,680	Douglas Emmett, Inc.	3,688
99,210	Kilroy Realty Corp.	4,624
		24,424
	Real Estate Operating Companies — 3.44%
308,780	Forest City Enterprises, Inc., Class - A (a)	4,835
	Residential Real Estate Investment Trusts — 20.78%
76,170	American Campus Communities, Inc.	3,406
26,850	AvalonBay Communities, Inc.	3,795
69,680	Camden Property Trust	4,582
110,650	Education Realty Trust, Inc.	1,199
55,850	Equity Lifestyle Properties, Inc.	3,895
130,320	Equity Residential	8,161
157,210	UDR, Inc.	4,199
		29,237
	Retail Real Estate Investment Trusts — 22.10%
203,400	DDR Corp.	2,970
238,090	Glimcher Realty Trust	2,433
68,950	RioCan	1,869
122,499	Simon Property Group, Inc.	17,846
82,020	Taubman Centers, Inc.	5,983
		31,101
	Specialized Real Estate Investment Trusts — 22.29%
91,790	American Tower Corp.	5,785
102,100	HCP, Inc.	4,029
115,880	Health Care REIT, Inc.	6,369
72,800	LaSalle Hotel Properties	2,048
66,830	Public Storage	9,234
67,480	Rayonier, Inc.	2,975
95,400	Sunstone Hotel Investors, Inc. (a)	929
		31,369
	Total Common Stocks	138,997

	Time Deposit — 1.06%
$1,493	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	1,493
	Total Time Deposit	1,493
	Total Investments (cost $105,241) — 99.84%	140,490
	Other assets in excess of liabilities — 0.16%	220
	Net Assets — 100.00%	$140,710

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to Portfolio of Investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 58.73%
	Australia — 2.66%
2,332,088	Alumina Ltd. (Aluminum) (a)	$2,983
42,897	Amcor Ltd. (Paper Packaging)	331
86,244	BHP Billiton Ltd. (Diversified Metals & Mining)	3,091
24,870	Boral Ltd. (Construction Materials)	104
4,600	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	66
455,097	Fortescue Metals Group Ltd. (Steel)	2,738
14,266	Iluka Resources Ltd. (Diversified Metals & Mining)	263
55,493	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	181
58,009	Lynas Corp. Ltd. (Diversified Metals & Mining) (b)	66
25,358	Newcrest Mining Ltd. (Gold)	779
12,644	Orica Ltd. (Commodity Chemicals)	366
35,366	Origin Energy Ltd. (Integrated Oil & Gas)	489
11,034	OZ Minerals Ltd. (Diversified Metals & Mining)	112
14,456	Rio Tinto Ltd. (Diversified Metals & Mining)	979
31,346	Santos Ltd. (Oil & Gas Exploration & Production)	462
5,747	Sims Metal Management Ltd. (Steel)	88
21,065	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	759
6,587	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	195
		14,052
	Austria — 0.06%
5,545	OMV AG (Integrated Oil & Gas)	197
3,724	Voestalpine AG (Steel)	125
		322
	Belgium — 0.09%
2,009	Solvay SA (Diversified Chemicals)	238
3,863	Umicore SA (Specialty Chemicals)	213
		451
	Bermuda — 0.16%
65,000	Huabao International Holdings Ltd. (Specialty Chemicals)	42
74,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	133
9,600	Nabors Industries Ltd. (Oil & Gas Drilling) (b)	168
56,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	46
11,239	Seadrill Ltd. (Oil & Gas Drilling)	422
70,000	Sinofert Holdings Ltd. (Fertilizers & Agricultural Chemicals)	17
		828
	Brazil — 1.44%
25,800	Companhia Siderurgica Nacional SA (CSN) (Steel)	243
8,600	Duratex SA (Forest Products)	54
7,300	Fibria Celulose SA (Paper Products)	60
200	HRT Participacoes em Petroleo SA (Oil & Gas Exploration & Production) (b)	69
8,600	MMX Mineracao e Metalicos SA (Steel) (b)	43
43,044	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (b)	357
98,712	Petroleo Brasileiro SA (Integrated Oil & Gas)	1,309
156,600	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	4,159
10,903	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	238
6,030	Usinas Siderurgicas de Minas Gerais SA (Steel)	66
43,210	Vale SA (Steel)	1,009
		7,607
	Canada — 8.86%
5,700	Agnico-Eagle Mines Ltd. (Gold)	190
5,245	Agrium, Inc. (Fertilizers & Agricultural Chemicals)	453
9,600	ARC Resources Ltd. (Oil & Gas Exploration & Production)	220
10,100	Athabasca Oil Sands Corp. (Oil & Gas Exploration & Production)	112
66,729	Barrick Gold Corp. (Gold)	2,901
3,900	Baytex Energy Corp. (Oil & Gas Exploration & Production)	203
4,800	Bonavista Energy Corp. (Oil & Gas Exploration & Production)	97
13,300	Cameco Corp. (Coal & Consumable Fuels)	286
91,843	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	3,045
16,300	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production)	344
25,014	Cenovus Energy, Inc. (Integrated Oil & Gas)	901
5,600	Centerra Gold, Inc. (Gold)	87
8,300	Crescent Point Energy Corp. (Oil & Gas Exploration & Production)	357
18,500	Eldorado Gold Corp. (Gold)	254
24,411	Enbridge, Inc. (Oil & Gas Storage & Transportation)	948
176,467	EnCana Corp. (Oil & Gas Exploration & Production)	3,467
6,000	Enerplus Corp. (Oil & Gas Exploration & Production)	134
232,200	First Quantum Minerals Ltd. (Diversified Metals & Mining)	4,429
4,300	Franco-Nevada Corp. (Gold)	185
80,695	Goldcorp, Inc. (Gold)	3,638
9,100	Husky Energy, Inc. (Integrated Oil & Gas)	232
12,600	IAMGOLD Corp. (Gold)	168
103,100	Imperial Oil Ltd. (Integrated Oil & Gas)	4,680
9,860	Imperial Oil Ltd. (Integrated Oil & Gas)	448
1,800	Inmet Mining Corp. (Diversified Metals & Mining)	102
8,800	Ivanhoe Mines Ltd. (Diversified Metals & Mining)	138
268,400	Kinross Gold Corp. (Gold)	2,628
37,721	Kinross Gold Corp. (Gold)	369
4,200	Meg Energy Corp. (Oil & Gas Exploration & Production)	162
14,400	New Gold, Inc. (Gold)	142
17,800	Nexen, Inc. (Oil & Gas Exploration & Production)	326
1,600	Niko Resources Ltd. (Oil & Gas Exploration & Production)	56
11,600	Osisko Mining Corp. (Gold)	135
8,600	Pacific Rubiales Energy Corp. (Oil & Gas Exploration & Production)	251

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
3,500	Pan American Silver Corp. (Precious Metals & Minerals)	$77
5,598	Pembina Pipelines Corp. (Oil & Gas Storage & Transportation)	158
12,031	Pengrowth Energy Corp. (Oil & Gas Exploration & Production)	113
15,700	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)	307
28,346	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	1,294
7,900	Precision Drilling Corp. (Oil & Gas Drilling)	79
6,200	Progress Energy Resources Corp. (Oil & Gas Exploration & Production)	62
11,751	Silver Wheaton Corp. (Precious Metals & Minerals)	390
368,400	Sino-Forest Corp. (Forest Products) (b)^	127
167,689	Suncor Energy, Inc. (Integrated Oil & Gas)	5,480
34,086	Talisman Energy, Inc. (Oil & Gas Exploration & Production)	429
19,297	Teck Cominco Ltd., Class - B (Diversified Metals & Mining)	689
83,776	Teck Resources Ltd., Class - B (Diversified Metals & Mining)	2,987
4,100	Tourmaline Oil Corp. (Oil & Gas Exploration & Production)	91
23,300	TransCanada Corp. (Oil & Gas Storage & Transportation)	1,001
170,600	Uranium Participation Corp. (Asset Management & Custody Banks)	975
2,900	Vermilion Energy, Inc. (Oil & Gas Exploration & Production)	134
25,100	Yamana Gold, Inc. (Gold)	392
		46,873
	Cayman Islands — 0.03%
66,000	China Resources Cement Holdings Ltd. (Construction Materials)	49
58,000	China Shanshui Cement Group Ltd. (Construction Materials)	46
58,000	China Zhongwang Holdings Ltd. (Aluminum)	21
33,000	Dongyue Group (Specialty Chemicals)	30
59,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	27
		173
	Chile — 0.05%
2,501	Cap SA (Steel)	106
36,819	Empresas CMPC SA (Paper Products)	158
		264
	China — 1.11%
134,000	Aluminum Corp. of China Ltd., H Shares (Aluminum)	65
36,000	Angang Steel Co. Ltd., H Shares (Steel)	23
41,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	130
39,000	BBMG Corp., H Shares (Construction Materials)	33
431,221	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,629
60,000	China Bluechemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	45
137,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	154
44,000	China Molybdenum Co. Ltd., H Shares (Diversified Metals & Mining)	19
96,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	121
50,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	72
556,515	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	606
112,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	474
26,200	CSG Holding Co. Ltd., Class - B (Construction Materials)	20
20,500	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	110
46,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	106
698,729	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	988
80,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	29
64,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	139
29,500	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	49
202,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	80
		5,892
	Colombia — 0.11%
9,874	Cementos Argos SA (Construction Materials)	61
138,795	Ecopetrol SA (Integrated Oil & Gas)	422
9,960	Inversiones Argos SA (Construction Materials)	95
		578
	Curaçao — 1.42%
107,638	Schlumberger Ltd. (Oil & Gas Equipment & Services)	7,527
	Denmark — 0.04%
7,815	Novozymes A/S, B Shares (Specialty Chemicals)	228
	Finland — 0.08%
4,344	Neste Oil Oyj (Oil & Gas Refining & Marketing)	54
19,714	Stora Enso Oyj, R Shares (Paper Products)	146
17,620	UPM-Kymmene Oyj (Paper Products)	240
		440
	France — 1.03%
9,403	Air Liquide SA (Industrial Gases)	1,253
1,875	Arkema SA (Commodity Chemicals)	175
4,888	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services) (b)	145
1,151	Imerys SA (Construction Materials)	70
6,795	Lafarge SA (Construction Materials)	324
3,362	Technip SA (Oil & Gas Equipment & Services)	396
60,428	Total SA (Integrated Oil & Gas)	3,081
		5,444
	Germany — 0.93%
30,440	BASF SE (Diversified Chemicals)	2,662

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
4,765	HeidelbergCement AG (Construction Materials)	$288
5,837	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	305
2,819	Lanxess AG (Diversified Chemicals)	233
5,610	Linde AG (Industrial Gases)	1,007
1,324	Salzgitter AG (Steel)	73
13,076	ThyssenKrupp AG (Steel)	325
530	Wacker Chemie AG (Specialty Chemicals)	47
		4,940
	Hong Kong — 0.26%
592,302	CNOOC Ltd. (Oil & Gas Exploration & Production)	1,218
56,000	Fosun International Ltd. (Steel)	33
56,000	Minmetals Resources Ltd. (Diversified Metals & Mining) (b)	27
98,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	33
31,000	Yingde Gases Group Co. Ltd. (Industrial Gases)	35
		1,346
	Hungary — 0.02%
1,438	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas)	120
	India — 0.77%
124,921	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (b)*	3,681
24,000	Sterlite Industries (India) Ltd. - Sponsored ADR (Diversified Metals & Mining)	205
22,000	Tata Steel Ltd. - GDR, Registered Shares (Steel)	202
		4,088
	Indonesia — 0.13%
496,000	PT Adaro Energy Tbk (Coal & Consumable Fuels)	105
115,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	23
536,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	138
13,500	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	64
50,500	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	102
85,500	PT International Nickel Indonesia Tbk (Diversified Metals & Mining)	31
102,000	PT Semen Gresik (Persero) Tbk (Construction Materials)	137
28,000	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	63
		663
	Ireland — 0.56%
23,806	CRH PLC (Construction Materials)	486
115,937	CRH PLC (Construction Materials)	2,373
14,900	James Hardie Industries SE (Construction Materials)	119
		2,978
	Israel — 0.04%
15,077	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	172
78	The Israel Corp. Ltd. (Fertilizers & Agricultural Chemicals)	52
		224
	Italy — 0.44%
79,665	Eni SpA (Integrated Oil & Gas)	1,869
8,972	Saipem SpA (Oil & Gas Equipment & Services)	463
		2,332
	Japan — 1.25%
5,000	Air Water, Inc. (Industrial Gases)	65
42,000	Asahi Kasei Corp. (Commodity Chemicals)	259
20,000	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	56
10,000	Daicel Corp. (Specialty Chemicals)	64
9,000	Daido Steel Co. Ltd. (Steel)	62
16,000	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	64
3,500	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	63
5,000	Hitachi Metals Ltd. (Steel)	62
700	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	70
73	INPEX Corp. (Oil & Gas Exploration & Production)	493
1,000	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	47
15,300	JFE Holdings, Inc. (Steel)	329
6,000	JSR Corp. (Specialty Chemicals)	121
74,544	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	462
9,000	Kaneka Corp. (Commodity Chemicals)	54
7,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	71
83,000	Kobe Steel Ltd. (Steel)	134
11,500	Kuraray Co. Ltd. (Commodity Chemicals)	163
1,600	Maruichi Steel Tube Ltd. (Steel)	37
45,000	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	240
13,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	87
37,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	117
27,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	82
3,300	Nippon Paper Group, Inc. (Paper Products)	69
169,082	Nippon Steel Corp. (Steel)	464
24,000	Nisshin Steel Co. Ltd. (Steel)	40
5,500	Nitto Denko Corp. (Specialty Chemicals)	222
28,000	Oji Paper Co. Ltd. (Paper Products)	135
13,615	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	786
50,000	Showa Denko K.K. (Diversified Chemicals)	114
6,300	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	40
52,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	221
112,000	Sumitomo Metal Industries Ltd. (Steel)	226
17,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	239
9,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	64
31,000	Teijin Ltd. (Commodity Chemicals)	104
9,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	83

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
49,000	Toray Industries, Inc. (Commodity Chemicals)	$364
17,000	Tosoh Corp. (Commodity Chemicals)	47
5,100	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	73
34,000	Ube Industries Ltd. (Diversified Chemicals)	92
1,400	Yamato Kogyo Co. Ltd. (Steel)	41
		6,626
	Jersey — 0.62%
444,122	Glencore International PLC (Diversified Metals & Mining)	2,766
8,762	Petrofac Ltd. (Oil & Gas Equipment & Services)	244
3,077	Randgold Resources Ltd. (Gold)	264
		3,274
	Luxembourg — 0.69%
28,514	ArcelorMittal (Steel)	545
134,000	ArcelorMittal - NYS (Steel)	2,564
9,629	Subsea 7 SA (Oil & Gas Equipment & Services)	255
16,002	Tenaris SA (Oil & Gas Equipment & Services)	305
		3,669
	Malaysia — 0.06%
30,300	Bumi Armada Berhad (Oil & Gas Equipment & Services) (b)	43
14,300	Lafarge Malayan Cement Berhad (Construction Materials)	34
80,900	Petronas Chemicals Group Berhad (Commodity Chemicals)	178
8,400	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	52
		307
	Mexico — 0.16%
130,334	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	412
4,740	Industrias Penoles SA de CV (Precious Metals & Minerals)	230
24,500	Mexichem SAB de CV (Commodity Chemicals)	94
21,800	Minera Frisco SAB de CV, Class - A1 (Diversified Metals & Mining) (b)	100
		836
	Mongolia — 0.50%
2,771,500	Mongolian Mining Corp. (Diversified Metals & Mining) (b)	2,634
	Netherlands — 1.31%
7,705	Akzo Nobel NV (Diversified Chemicals)	455
2,312	Fugro NV (Oil & Gas Equipment & Services)	165
5,226	Koninklijke DSM NV (Diversified Chemicals)	302
60,700	LyondellBasell Industries NV, Class - A (Specialty Chemicals)	2,649
92,410	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	3,227
5,716	SBM Offshore NV (Oil & Gas Equipment & Services)	117
		6,915
	New Zealand — 0.03%
23,014	Fletcher Building Ltd. (Construction Materials)	127
	Norway — 1.02%
5,625	Aker Solutions ASA (Oil & Gas Equipment & Services)	95
31,855	Norsk Hydro ASA (Aluminum)	174
37,021	Statoil ASA (Integrated Oil & Gas)	1,006
141,000	Statoil ASA - Sponsored ADR (Integrated Oil & Gas)	3,822
6,484	Yara International ASA (Fertilizers & Agricultural Chemicals)	309
		5,406
	Papua New Guinea — 0.50%
363,559	Oil Search Ltd. (Oil & Gas Exploration & Production)	2,624
	Peru — 0.56%
73,000	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	2,943
	Poland — 0.11%
2,281	Grupa Lotos SA (Oil & Gas Refining & Marketing) (b)	20
1,534	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining) (b)	47
4,918	KGHM Polska Miedz SA (Diversified Metals & Mining)	227
11,268	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing)	135
62,172	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas)	81
20,980	Synthos SA (Commodity Chemicals)	42
		552
	Portugal — 0.03%
6,832	CIMPOR-Cimentos de Portugal SGPS SA (Construction Materials)	45
7,840	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	129
		174
	Russia — 1.09%
191,992	Gazprom OAO - Sponsored GDR, Registered Shares (Integrated Oil & Gas)	2,375
18,423	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	1,109
4,995	Mechel OAO - ADR (Steel)	45
18,450	Mining and Metallurgical Co. Norilsk Nickel - ADR (Diversified Metals & Mining)	339
3,029	NovaTek OAO - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	410
2,258	Novolipetsk Steel - GDR, Registered Shares (Steel)	47
54,591	Rosneft Oil Co. OJSC - GDR, Registered Shares (Integrated Oil & Gas)	386
6,921	Severstal - GDR, Registered Shares (Steel)	92
24,536	Surgutneftegas - Sponsored ADR (Integrated Oil & Gas)	241
8,105	Tatneft - Sponsored ADR (Oil & Gas Exploration & Production)	331
2,093	TMK OAO - GDR, Registered Shares (Oil & Gas Equipment & Services) *	26

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
10,100	Uralkali - Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	$381
		5,782
	South Africa — 1.69%
3,702	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	88
29,182	Anglo Platinum Ltd. (Precious Metals & Minerals)	2,034
12,670	AngloGold Ashanti Ltd. (Gold)	467
37,500	AngloGold Ashanti Ltd. - Sponsored ADR (Gold)	1,385
6,196	ArcelorMittal South Africa Ltd. (Steel)	45
4,360	Exxaro Resources Ltd. (Diversified Metals & Mining)	113
23,971	Gold Fields Ltd. (Gold)	329
13,450	Harmony Gold Mining Co. Ltd. (Gold)	146
16,812	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	332
2,798	Kumba Iron Ore Ltd. (Steel)	192
6,909	Northam Platinum Ltd. (Precious Metals & Minerals)	31
18,332	Pretoria Portland Cement Co. Ltd. (Construction Materials)	78
18,665	Sappi Ltd. (Paper Products)	69
18,117	Sasol Ltd. (Integrated Oil & Gas)	876
56,700	Sasol Ltd. - Sponsored ADR (Integrated Oil & Gas)	2,758
		8,943
	South Korea — 0.52%
1,615	Cheil Industries, Inc. (Diversified Chemicals)	137
1,270	Dongkuk Steel Mill Co. Ltd. (Steel)	24
1,748	GS Holdings (Oil & Gas Refining & Marketing)	100
2,880	Hanwha Chemical Corp. (Commodity Chemicals)	68
1,540	Hanwha Corp. (Commodity Chemicals)	44
490	Honam Petrochemical Corp. (Commodity Chemicals)	145
781	Hyosung Corp. (Commodity Chemicals)	41
1,100	Hyundai Hysco (Steel)	39
1,897	Hyundai Steel Co. (Steel)	171
348	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals)	44
291	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	101
1,680	KP Chemical Corp. (Commodity Chemicals)	23
1,542	LG Chem Ltd. (Commodity Chemicals)	504
539	OCI Co. Ltd. (Diversified Chemicals)	110
2,170	POSCO (Steel)	728
1,541	S-Oil Corp. (Oil & Gas Refining & Marketing)	152
2,056	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	300
		2,731
	Spain — 0.13%
3,379	Acerinox SA (Steel)	43
26,332	Repsol YPF SA (Integrated Oil & Gas)	661
		704
	Sweden — 0.14%
9,274	Boliden AB (Diversified Metals & Mining)	146
1,791	Holmen AB, B Shares (Paper Products)	49
7,432	Lundin Petroleum AB (Oil & Gas Exploration & Production) (b)	160
5,306	SSAB AB, A Shares (Steel)	50
19,573	Svenska Cellulosa AB, B Shares (Paper Products)	339
		744
	Switzerland — 1.04%
281	Givaudan SA - Registered (Specialty Chemicals)	271
8,153	Holcim Ltd. - Registered (Construction Materials)	532
67,000	Noble Corp. (Oil & Gas Drilling)	2,511
69	Sika AG (Specialty Chemicals)	149
3,138	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	1,085
10,623	Transocean Ltd. (Oil & Gas Drilling)	580
24,900	Weatherford International Ltd. (Oil & Gas Exploration & Production) (b)	376
		5,504
	Thailand — 0.18%
5,100	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	101
48,600	Indorama Ventures Public Co. Ltd. - NVDR (Commodity Chemicals)	59
335,900	IRPC Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	51
39,100	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	221
55,955	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	129
28,800	PTT Public Co. Ltd. - NVDR (Integrated Oil & Gas)	331
27,400	Thai Oil Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	64
		956
	Turkey — 0.03%
18,254	Eregli Demir ve Celik Fabrikalari TAS (Erdemir) (Steel)	36
1,633	Koza Altin Isletmeleri AS (Gold)	31
4,252	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	108
		175
	United Kingdom — 7.18%
11,339	AMEC PLC (Oil & Gas Equipment & Services)	201
43,841	Anglo American PLC (Diversified Metals & Mining)	1,639
13,325	Antofagasta PLC (Diversified Metals & Mining)	246
416,614	BG Group PLC (Integrated Oil & Gas)	9,648
241,233	BHP Billiton PLC (Diversified Metals & Mining)	7,359
440,760	BP PLC (Integrated Oil & Gas)	3,261
83,500	BP PLC - Sponsored ADR (Integrated Oil & Gas)	3,758
18,647	Cairn Energy PLC (Oil & Gas Exploration & Production)	96
11,011	Essar Energy Ltd. (Oil & Gas Refining & Marketing) (b)	27

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
8,703	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	$82
6,059	Fresnillo PLC (Precious Metals & Minerals)	155
7,254	Johnson Matthey PLC (Specialty Chemicals)	274
7,235	Kazakhmys PLC (Diversified Metals & Mining)	105
5,474	Lonmin PLC (Precious Metals & Minerals)	89
29,634	Rexam PLC (Metal & Glass Containers)	203
47,245	Rio Tinto PLC (Diversified Metals & Mining)	2,604
87,425	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	3,075
29,541	Tullow Oil PLC (Oil & Gas Exploration & Production)	721
166,863	Vedanta Resources PLC (Diversified Metals & Mining)	3,277
68,828	Xstrata PLC (Diversified Metals & Mining)	1,176
		37,996
	United States — 19.60%
7,036	Air Products & Chemicals, Inc. (Industrial Gases)	646
2,500	Airgas, Inc. (Industrial Gases)	222
35,324	Alcoa, Inc. (Aluminum)	354
3,400	Allegheny Technologies, Inc. (Steel)	140
128,400	Alpha Natural Resources, Inc. (Coal & Consumable Fuels) (b)	1,953
16,497	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production)	1,292
12,715	Apache Corp. (Oil & Gas Exploration & Production)	1,277
7,100	Arch Coal, Inc. (Coal & Consumable Fuels)	76
92,825	Baker Hughes, Inc. (Oil & Gas Equipment & Services)	3,893
5,300	Ball Corp. (Metal & Glass Containers)	227
7,000	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)	218
36,546	Cameron International Corp. (Oil & Gas Equipment & Services) (b)	1,931
5,200	Celanese Corp., Series A (Specialty Chemicals)	240
2,400	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals)	438
147,346	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	3,414
88,277	Chevron Corp. (Integrated Oil & Gas)	9,467
2,900	Cimarex Energy Co. (Oil & Gas Exploration & Production)	219
4,800	Cliffs Natural Resources, Inc. (Steel)	332
3,300	Concho Resources, Inc. (Oil & Gas Exploration & Production) (b)	337
109,587	ConocoPhillips (Integrated Oil & Gas)	8,330
84,900	CONSOL Energy, Inc. (Coal & Consumable Fuels)	2,895
1,500	Continental Resources, Inc. (Oil & Gas Exploration & Production) (b)	129
5,200	Crown Holdings, Inc. (Metal & Glass Containers) (b)	192
13,400	Denbury Resources, Inc. (Oil & Gas Exploration & Production) (b)	244
13,333	Devon Energy Corp. (Oil & Gas Exploration & Production)	948
2,330	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)	156
22,400	Dril-Quip, Inc. (Oil & Gas Equipment & Services) (b)	1,456
30,790	E.I. du Pont de Nemours & Co. (Diversified Chemicals)	1,629
4,745	Eastman Chemical Co. (Diversified Chemicals)	245
7,800	Ecolab, Inc. (Specialty Chemicals)	481
25,527	El Paso Corp. (Oil & Gas Storage & Transportation)	754
2,400	Energen Corp. (Oil & Gas Exploration & Production)	118
39,506	EOG Resources, Inc. (Oil & Gas Exploration & Production)	4,389
4,800	EQT Corp. (Oil & Gas Exploration & Production)	231
39,370	Exxon Mobil Corp. (Integrated Oil & Gas)	3,415
2,400	FMC Corp. (Diversified Chemicals)	254
8,000	FMC Technologies, Inc. (Oil & Gas Equipment & Services) (b)	403
130,813	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)	4,976
30,348	Halliburton Co. (Oil & Gas Equipment & Services)	1,007
3,600	Helmerich & Payne, Inc. (Oil & Gas Drilling)	194
10,153	Hess Corp. (Integrated Oil & Gas)	599
7,000	HollyFrontier Corp. (Oil & Gas Refining & Marketing)	225
2,700	International Flavors & Fragrances, Inc. (Specialty Chemicals)	158
13,900	International Paper Co. (Paper Products)	488
2,993	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation) (b)	223
3,700	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation)	143
23,634	Marathon Oil Corp. (Integrated Oil & Gas)	749
73,700	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing)	3,196
1,528	Martin Marietta Materials, Inc. (Construction Materials)	131
5,700	MeadWestvaco Corp. (Paper Products)	180
17,772	Monsanto Co. (Fertilizers & Agricultural Chemicals)	1,418
6,100	Murphy Oil Corp. (Integrated Oil & Gas)	343
43,534	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)	3,460
4,500	Newfield Exploration Co. (Oil & Gas Exploration & Production) (b)	156
16,375	Newmont Mining Corp. (Gold)	840
5,860	Noble Energy, Inc. (Oil & Gas Exploration & Production)	573
10,600	Nucor Corp. (Steel)	455
44,837	Occidental Petroleum Corp. (Integrated Oil & Gas)	4,270
5,500	Owens-Illinois, Inc. (Metal & Glass Containers) (b)	128
66,500	Peabody Energy Corp. (Coal & Consumable Fuels)	1,926
27,600	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)	3,080
4,700	Plains Exploration & Production Co. (Oil & Gas Exploration & Production) (b)	201

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
5,256	PPG Industries, Inc. (Diversified Chemicals)	$504
10,085	Praxair, Inc. (Industrial Gases)	1,156
5,900	QEP Resources, Inc. (Oil & Gas Exploration & Production)	180
5,400	Range Resources Corp. (Oil & Gas Exploration & Production)	314
2,300	Rock-Tenn Co., Class - A (Paper Packaging)	155
4,300	Rowan Cos., Inc. (Oil & Gas Drilling) (b)	142
5,400	Sealed Air Corp. (Paper Packaging)	104
4,100	Sigma-Aldrich Corp. (Specialty Chemicals)	300
5,760	Southern Copper Corp. (Diversified Metals & Mining)	183
83,569	Southwestern Energy Co. (Oil & Gas Exploration & Production) (b)	2,557
21,578	Spectra Energy Corp. (Oil & Gas Storage & Transportation)	681
2,174	SunCoke Energy, Inc. (Diversified Metals & Mining) (b)(c)	31
4,100	Sunoco, Inc. (Oil & Gas Refining & Marketing)	156
90,400	Tesoro Corp. (Oil & Gas Refining & Marketing) (b)	2,427
38,985	The Dow Chemical Co. (Diversified Chemicals)	1,350
43,561	The Mosaic Co. (Fertilizers & Agricultural Chemicals)	2,409
3,000	The Sherwin-Williams Co. (Specialty Chemicals)	326
19,537	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)	602
30,000	Tidewater, Inc. (Oil & Gas Equipment & Services)	1,621
111,800	Ultra Petroleum Corp. (Oil & Gas Exploration & Production) (b)	2,530
4,800	United States Steel Corp. (Steel)	141
19,100	Valero Energy Corp. (Oil & Gas Refining & Marketing)	492
4,300	Vulcan Materials Co. (Construction Materials)	184
20,800	Walter Energy, Inc. (Diversified Metals & Mining)	1,232
32,200	Whiting Petroleum Corp. (Oil & Gas Exploration & Production) (b)	1,749
6,454	WPX Energy, Inc. (Oil & Gas Exploration & Production) (b)	116
		103,706
	Total Common Stocks	310,698
	Preferred Stocks — 1.25%
	Brazil — 1.19%
7,900	Bradespar SA - Preferred (Steel)	150
5,500	Braskem SA - Preferred, Class - A (Commodity Chemicals)	44
29,900	Gerdau SA - Preferred (Steel)	286
15,700	Klabin SA - Preferred (Paper Packaging)	73
9,600	Metalurgica Gerdau SA - Preferred (Steel)	117
139,275	Petroleo Brasileiro SA - Preferred (Integrated Oil & Gas)	1,775

15,900	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Steel)	105
66,411	Vale SA - Preferred, Class - A (Steel)	1,503
99,000	Vale SA - Preferred, Sponsored ADR (Steel)	2,246
		6,299
	Chile — 0.03%
3,218	Sociedad Quimica y Minera de Chile SA - Preferred, Class - B (Fertilizers & Agricultural Chemicals)	189
	Russia — 0.02%
53	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation) *	104
	South Korea — 0.01%
270	LG Chem Ltd. - Preferred (Commodity Chemicals)	28
	Total Preferred Stocks	6,620
	Corporate Bonds — 0.69%
$400	Citigroup, Inc., 6.50%, 8/19/13 (Other Diversified Financial Services)	423
1,400	HSBC Finance Corp., 0.82%, 1/15/14 (Other Diversified Financial Services) (d)	1,360
1,000	Morgan Stanley, MTN, 6.00%, 5/13/14 (Investment Banking & Brokerage)	1,047
800	SLM Corp., MTN, 6.25%, 1/25/16 (Other Diversified Financial Services)	832
	Total Corporate Bonds	3,662
	Asset Backed Securities — 0.97%
569	Avenue CLO Ltd., Series 2004-1A, Class A1L, 0.85%, 2/15/17 (d)	563
1,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.99%, 8/15/18 (b)(d)	1,053
2,000	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.34%, 5/16/16 (b)(d)	2,005
600	Commercial Industrial Finance Corp., Series 2007-1A, Class A1L, 0.77%, 5/10/21 (b)(d)	558
721	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11, Class A2D, 0.58%, 11/25/35 (d)	614
314	Olympic CLO Ltd., Series 2004-1A, Class A1L, 0.98%, 5/15/16 (b)(d)	311
	Total Asset Backed Securities	5,104
	Collateralized Mortgage Obligations — 0.96%
956	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.94%, 9/25/34 (d)	820
1,193	Freddie Mac, Series 3096, Class FX, 0.69%, 5/15/32 (d)	1,192
1,000	Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%, 3/6/20 (b)(d)	984
144	Granite Mortgages PLC, Series 2004-2, Class 2A1, 1.13%, 6/20/44 (d)	185
963	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1, 3.85%, 6/15/15 (b)	1,017

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares, Contracts or Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$858	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	$866
	Total Collateralized Mortgage Obligations	5,064
	Global Bonds — 0.85%
	Australia — 0.30%
1,400,000	Australian Government Bond, Series 133 (Diversified Banks)	1,620
	Germany — 0.55%
2,100,000	FMS Wertmanagement (Diversified Banks)	2,890
	Total Global Bonds	4,510
	U.S. Government Agency Securities — 1.56%
900	Fannie Mae, 6.32%, 6/15/27	910
600	Federal Home Loan Bank, 2.70%, 10/20/20	600
5,600	Freddie Mac, 0.55%, 2/13/15	5,586
1,100	Tennessee Valley Authority, 0.00%, 4/15/42 (e)	1,164
	Total U.S. Government Agency Securities	8,260
	U.S. Treasury Obligations — 4.62%
300	U.S. Treasury Bills, 0.13%, 8/9/12 (f)	300
3,800	U.S. Treasury Bills, 0.14%, 8/16/12 (f)	3,798
1,300	U.S. Treasury Bills, 0.13%, 8/23/12 (f)	1,299
3,060	U.S. Treasury Bills, 0.14%, 8/30/12 (f)	3,059
9,020	U.S. Treasury Bills, 0.13%, 9/6/12 (f)	9,015
4,130	U.S. Treasury Bills, 0.15%, 9/13/12 (f)	4,128
1,320	U.S. Treasury Bills, 0.15%, 9/20/12 (f)	1,319
800	U.S. Treasury Bills, 0.15%, 9/27/12 (f)	800
600	U.S. Treasury Inflation Index Note, 1.25%, 7/15/20	712
	Total U.S. Treasury Obligations	24,430
	Yankee Dollars — 1.43%
	Netherlands — 0.69%
3,485,000	Achmea Hypotheekbank NV (Diversified Banks) (b)	3,643
	Norway — 0.17%
500,000	Kommunalbanken AS (Diversified Banks) (d)	504
400,000	Nordea Eiendomskreditt AS (Diversified Banks) (b)	400
		904
	Switzerland — 0.14%
750,000	UBS AG Stamford CT (Diversified Banks)	753
	United Kingdom — 0.19%
1,000,000	HSBC Bank PLC (Diversified Banks) (b)	1,005
	United States — 0.24%
1,000,000	Merrill Lynch & Co., Series E (Investment Banking & Brokerage) (d)	1,264
	Total Yankee Dollars	7,569
	Time Deposit — 1.44%
7,628	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	7,628
	Total Time Deposit	7,628
	Mutual Fund — 0.07%
385,470	Alliance Money Market Fund Prime Portfolio, 0.13% (g)	385
	Total Mutual Fund	385
	Call Options Purchased — 0.03%
10	Corn Future
	Expiring November, 2012 at $700	5
33	Corn Future Call Option
	Expiring April, 2012 at $700	6
5	Crude Oil Future
	Expiring November, 2015 at $145	17
3	Crude Oil Future
	Expiring June, 2012 at $140	3
29	Natural Gas Future
	Expiring December, 2012 at $4	57
15	Soybean Future Call Option
	Expiring June, 2013 at $500	44
	Total Call Options Purchased	132
	Put Options Purchased — 0.01%
11	Copper Future
	Expiring June, 2012 at $7,000	16
300	Gold Future
	Expiring August, 2012 at $565	8
100	Gold Future
	Expiring August, 2012 at $650	6
5	Heating Oil Future Put Option
	Expiring November, 2012 at $250	9
	Total Put Options Purchased	39
	Repurchase Agreements — 25.58%
$24,400	Bank of America, 0.12%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $24,400,244 collateralized by U.S. Government Agency Securities, 0.00% - 5.40%, 5/15/12 - 1/15/27 fair value $24,787,615)	24,400
4,900	Bank of Nova Scotia, 0.10%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $4,900,041 collateralized by U.S. Treasury Note, 1.88%, 2/28/14 fair value $4,996,858)	4,900
4,900	Barclays Capital, Inc., 0.15%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $4,900,061 collateralized by U.S. Government Agency Security, 4.50%, 5/20/14 fair value $5,050,909)	4,900
24,200	BNP Paribas, 0.14%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $24,200,283 collateralized by U.S. Government Agency Security, 4.50% - 5.00%, 4/4/41 - 7/1/41 fair value $24,594,092)	24,200
4,900	BNP Paribas, 0.20%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $4,900,082 collateralized by U.S. Government Agency Security, 5.00%, 7/1/35 fair value $5,057,055)	$4,900

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$2,000	Credit Suisse Securities, 0.10%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $2,000,017 collateralized by U.S. Treasury Note, 1.50%, 8/30/18 fair value $2,037,875)	$2,000
4,900	Deutsche Bank Securities, Inc., 0.05%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $4,900,020 collateralized by U.S. Treasury Bond, 3.88%, 8/15/40 fair value $4,915,069)	4,900
18,300	Deutsche Bank Securities, Inc., 0.10%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $18,300,153 collateralized by U.S. Government Agency Security, 5.00%, 5/1/40 fair value $18,597,849)	18,300
24,600	JPMorgan Securities LLC, 0.14%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $24,600,287 collateralized by U.S. Government Agency Securities, 2.74% - 6.20%, 6/1/37 - 7/1/40 fair value $25,095,662)	24,600
4,900	JPMorgan Securities LLC, 0.15%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $4,900,061 collateralized by U.S. Government Agency Security, 0.95%, 10/27/14 fair value $4,986,947)	4,900
4,500	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $4,500,053 collateralized by U.S. Treasury Note, 2.13%, 8/15/21 fair value $4,571,498)	4,500
3,400	Morgan Stanley & Co., LLC, 0.16%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $3,400,045 collateralized by U.S. Government Agency Security, 4.00%, 3/1/41 fair value $3,457,482)	3,400
4,500	RBS Securities, Inc., 0.13%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $4,500,049 collateralized by U.S. Treasury Note, 2.63%, 11/15/20 fair value $4,530,090)	4,500
4,900	UBS Securities LLC, 0.11%, 4/2/12, (Purchased on 3/30/12, proceeds at maturity $4,900,045 collateralized by U.S. Treasury Bond, 4.50%, 8/15/39 fair value $4,908,588)	4,900
	Total Repurchase Agreements	135,300
	Total Investments
	(cost $502,988) — 98.19%	519,401
	Other assets in excess of liabilities — 1.81%	9,600
	Net Assets — 100.00%	$529,001

*	Security was fair valued on March 31, 2012, and represents a Level 2 security. Refer to Note 2 in Notes to Portfolios of Investments.
^	Security was fair valued on March 31, 2012, and represents a Level 3 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Security purchased on a "when-issued" basis.
(d)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2012.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2012.
(f)	Rate disclosed represents effective yield at purchase.
(g)	The rate disclosed is the rate in effect on March 31, 2012.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

MTN — Medium Term Note

NVDR — Non-Voting Depository Receipt

NYS — New York Registered Shares

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	PIMCO	SSgA Funds Management, Inc.	Total

Common Stocks	28.55%	0.18%	-	30.00%	58.73%
Preferred Stocks	0.42%	-	-	0.83%	1.25%
Corporate Bonds	-	-	0.69%	-	0.69%
Asset Backed Securities	-	-	0.97%	-	0.97%
Collateralized Mortgage Obligations	-	-	0.96%	-	0.96%
Global Bonds	-	-	0.85%	-	0.85%
U.S. Government Agency Securities	-	-	1.56%	-	1.56%
U.S. Treasury Obligations	-	-	4.62%	-	4.62%
Yankee Dollars	-	-	1.43%	-	1.43%
Mutual Fund	-	-	-	0.07%	0.07%
Time Deposit	0.81%	0.34%	0.29%	-	1.44%
Call Options Purchased	-	0.03%	0.00%	-	0.03%
Put Options Purchased	-	0.01%	0.00%	-	0.01%
Repurchase Agreements	-	17.94%	7.64%	-	25.58%
Other Assets (Liabilities)	0.01%	1.51%	0.04%	0.25%	1.81%
Total Investments	29.79%	20.01%	19.05%	31.15%	100.00%

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2012.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
22	Brent Crude Future	$2,073	May-12	$61
5	Brent Crude Future	550	Dec-12	(13)
12	Coffee 'C' Future	821	May-12	19
14	Coffee Robusta Future	284	May-12	24
57	Corn Future	1,836	May-12	78
62	Corn Future	1,994	Jul-12	(61)
(52)	Corn Future	(1,405)	Dec-12	(7)
(10)	Cotton No. 2 Future	(470)	Jul-12	(2)
24	Cotton No. 2 Future	1,092	Dec-12	2
(16)	Crude Oil Future	(1)	May-12	72
8	Crude Oil Future	14	May-12	(20)
27	Gas Oil Future	2,738	Apr-12	(26)
9	Gas Oil Future	-	Apr-12	(18)
16	Gas Oil Future	1,620	Jun-12	58
(8)	Gas Oil Future	(805)	Dec-12	(86)
11	Gasoline RBOB Future	1,501	Jun-12	163
127	Gold Future	21,233	Jun-12	(666)
1	Gold Future	167	Jun-12	-
13	Heating Oil Future	1,736	Jun-12	133
(43)	ICE Natural Gas Future	(1,311)	May-12	(69)
(11)	ICE Natural Gas Future	(319)	Jun-12	(20)
(10)	ICE Natural Gas Future	(304)	Jul-12	(42)
(6)	ICE Natural Gas Future	(197)	Oct-12	(25)
(6)	ICE Natural Gas Future	(211)	Nov-12	(34)
(6)	ICE Natural Gas Future	(229)	Dec-12	(35)
58	Lean Hogs Future	2,097	Jun-12	(164)
42	Live Cattle Future	1,951	Jun-12	(152)
49	Live Cattle Future	234	Aug-12	(135)
49	London Metal Exchange Copper Future	10,349	Jun-12	1,020
8	London Metal Exchange Copper Future	1,690	Dec-12	(183)
24	London Metal Exchange Lead Future	1,226	Jun-12	(83)
30	London Metal Exchange Nickel Future	3,207	Jun-12	(415)
58	London Metal Exchange Primary Aluminum Future	3,077	Jun-12	(146)
22	London Metal Exchange Primary Aluminum Future	1,200	Dec-12	(368)
80	London Metal Exchange Zinc Future	3,998	Jun-12	214
36	Mill Wheat Euro Future	511	May-12	20
37	Mill Wheat Euro Future	510	Nov-12	32
24	Natural Gas Future	799	Jan-12	(387)
11	Natural Gas Future	368	Feb-12	(14)
53	Natural Gas Future	1,127	May-12	(225)
47	Platinum Future	3,864	Jul-12	(181)
21	Silver Future	3,417	Jul-12	7
29	Soybean Future	2,035	May-12	210
26	Soybean Future	1,716	Jul-12	22
(10)	Soybean Future	(679)	Nov-12	(37)
40	Sugar No. 11 Future	1,107	May-12	71
14	Wheat Future	509	Mar-12	7
57	Wheat Future	1,883	May-12	53
22	Wheat Future	778	Jul-12	9
(13)	Wheat Future	(438)	Jul-12	(2)
(14)	Wheat Future	(483)	Sep-12	(4)
(60)	Wheat Future	(2,136)	Dec-12	(3)
5	White Sugar Future	161	May-12	1
3	WTI Crude Future	316	Jan-12	(11)
55	WTI Crude Future	5,666	May-12	(156)
56	WTI Crude Future	5,798	Jun-12	866
(3)	WTI Crude Future	(314)	Sep-12	12
26	WTI Crude Future	2,736	Nov-12	(135)
8	WTI Crude Future	818	Dec-12	121
	Net Unrealized Appreciation/(Depreciation)			$(650)

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/12 (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Purchased
120,000	Australian Dollar	Barclays Bank	4/23/12	$124	$124	$-
47,065	Brazilian Real	JP Morgan Chase	4/3/12	27	26	(1)
47,065	Brazilian Real	Barclays Bank	6/4/12	26	25	(1)
3,198,000	Chinese Renminbi	Barclays Bank	6/1/12	500	507	7
3,180,250	Chinese Renminbi	Barclays Bank	6/1/12	500	505	5
40,560,000	Indian Rupee	JP Morgan Chase	7/12/12	873	780	(93)
880,000	Korean Won	Barclays Bank	7/12/12	1	1	-
164,515	Mexican Peso	Barclays Bank	6/15/12	13	13	-
2,113,150	Malaysian Ringgit	JP Morgan Chase	4/23/12	697	689	(8)
158	Singapore Dollar	Barclays Bank	5/15/12	-	-	-
	Total Currencies Purchased			$2,761	$2,670	$(91)

	Currencies Sold
2,471,000	Australian Dollar	Barclays Bank	4/23/12	$2,636	$2,552	$84
47,065	Brazilian Real	Barclays Bank	4/3/12	27	26	1
3,665,020	Chinese Renminbi	Barclays Bank	6/1/12	580	581	(1)
2,080,155	Chinese Renminbi	Barclays Bank	6/1/12	330	330	-
607,248	Chinese Renminbi	Credit Suisse	6/1/12	96	96	-
1,221,000	Euro	Barclays Bank	4/16/12	1,565	1,628	(63)
2,186,000	Euro	JP Morgan Chase	4/16/12	2,874	2,916	(42)
37,000	British Pound Sterling	JP Morgan Chase	6/12/12	58	59	(1)
10,200,000	Indian Rupee	Barclays Bank	7/12/12	200	196	4
2,556,500	Indian Rupee	JP Morgan Chase	7/12/12	50	49	1
8,492,983	Indian Rupee	JP Morgan Chase	7/12/12	166	163	3
2,553,500	Indian Rupee	JP Morgan Chase	7/12/12	50	49	1
5,318,000	Indian Rupee	Barclays Bank	7/12/12	100	102	(2)
2,230,800	Indian Rupee	Goldman Sachs	7/12/12	40	43	(3)
3,333,000	Indian Rupee	JP Morgan Chase	7/12/12	60	64	(4)
2,575,600	Indian Rupee	Barclays Bank	7/12/12	47	50	(3)
3,299,540	Indian Rupee	Deutsche Bank	7/12/12	60	64	(4)
22,995,000	Japanese Yen	Barclays Bank	6/7/12	280	278	2
2,073,500	Malaysian Ringgit	JP Morgan Chase	4/23/12	650	676	(26)
39,647	Malaysian Ringgit	Barclays Bank	4/23/12	12	13	(1)
	Total Currencies Sold			$9,881	$9,935	$(54)
	Net Unrealized Appreciation/(Depreciation)					$(145)

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(300)	Put - Platinum Future Option	1,565	$(25)	$(18)	Aug-12	$7
(320)	Call - Interest Rate Option 5 - Year Interest	2	(37)	(43)	Mar-13	(6)
(320)	Put - Interest Rate Option 5 – Year Interest	2	(63)	(50)	Mar-13	13
(140)	Put - Interest Rate Option U.S. Dollar 5 - Year Interest	2	(19)	(14)	Sep-12	5
(140)	Call - Interest Rate Option U.S. Dollar 5 - Year Interest	2	(12)	(14)	Sep-12	(2)
(40)	Put - Interest Rate Option 5 - Year Interest	2	(4)	(4)	Mar-13	-
(2)	Put - Corn Future Option	450	(1)	(1)	Nov-12	-
(5)	Put - Crude Oil Future Option	86	(14)	(8)	Nov-12	6
(3)	Call - Gasoline RBOB Future Option	350	(9)	(6)	May-12	2
(100)	Put - Platinum Future Option	1,650	(13)	(10)	Aug-12	3
(5)	Call - Corn Future Option	950	(4)	-	Nov-12	4
(10)	Put - Corn Future Option	600	(26)	(43)	Nov-12	(17)
(5)	Put - Crude Oil Future Option	70	(37)	(30)	Nov-12	7
(3)	Call - London Metal Exchange Copper Option	9,000	(22)	(12)	Jun-12	11
(22)	Put - Natural Gas Future Option	3	(52)	(54)	Dec-12	(2)
(7)	Put - Natural Gas Future Option	3	(10)	(53)	May-12	(43)
	Net Unrealized Appreciation/(Depreciation)		$(348)	$(361)		$(12)

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

SWAP Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (a)	$3,886	$-	$5	11/30/12	$5
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (a)	2,463	-	3	8/29/12	3
Variance Swap Agreement with Goldman Sachs International, based on the Gold Index (b)	230	-	4	5/1/12	4
Variance Swap Agreement with Deutsche Bank, based on the Corn Index (b)	150	-	1	6/25/12	1
Variance Swap Agreement with Deutsche Bank, based on the Crude Oil Index (b)	110	-	4	4/17/12	4
Variance Swap Agreement with JPMorgan Chase Bank, based on the Natural Gas Index (b)	20	-	(1)	4/25/12	(1)
Variance Swap Agreement with Deutsche Bank, based on the Crude Oil Index (b)	80	-	4	4/17/12	4
Variance Swap Agreement with Goldman Sachs International, based on the Dow-Jones UBS Commodity Total Return Index (b)	120	-	(1)	6/29/12	(1)
Variance Swap Agreement with Deutsche Bank, based on the Gold Index (b)	110	-	1	4/10/12	1
Variance Swap Agreement with JPMorgan Chase Bank, based on the Natural Gas Index (b)	20	-	(2)	4/25/12	(2)
Variance Swap Agreement with Deutsche Bank, based on the Gold Index (b)	220	-	2	4/4/12	2
Variance Swap Agreement with Deutsche Bank, based on the Gold Index (b)	330	-	4	4/13/12	4
Variance Swap Agreement with Deutsche Bank, based on the Gold Index (b)	180	-	3	4/27/12	3
Variance Swap Agreement with Deutsche Bank, based on the Gold Index (b)	230	-	1	5/29/12	1
Variance Swap Agreement with Goldman Sachs International, based on the Gold Index (b)	100	-	1	5/9/12	1
Variance Swap Agreement with Deutsche Bank, based on the Corn Index (b)	90	-	-	4/20/12	-
Variance Swap Agreement with JPMorgan Chase Bank, based on the Natural Gas Index (b)	80	-	(6)	4/25/12	(6)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	15,960	-	(37)	4/26/12	(37)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	13,510	-	(23)	4/26/12	(23)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	2,700	-	(5)	4/26/12	(5)
Commodity Swap Agreement with Barclays Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	9,000	(2)	(29)	4/26/12	(27)
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	57,630	(10)	(133)	4/26/12	(123)
Commodity Swap Agreement with Deutsche Bank, based on the Wheat Index (b)	(221)	-	129	10/19/12	129
Commodity Swap Agreement with Deutsche Bank, based on the Mill Wheat Euro Index (b)	6	-	76	11/13/12	76
Commodity Swap Agreement with Deutsche Bank, based on the Gold Index (b)	-	-	(3)	5/30/12	(3)
Commodity Swap Agreement with Deutsche Bank, based on the Platinum Index (b)	-	-	(1)	6/29/12	(1)
Commodity Swap Agreement with Barclays Bank, based on the Dated Brent Index (b)	9	-	103	12/31/12	103
Commodity Swap Agreement with Barclays Bank, based on the EUROBOB Index (b)	(2)	-	(35)	12/31/12	(35)
Commodity Swap Agreement with Barclays Bank, based on the LSFOCAL12 Index (b)	(3)	-	(42)	12/31/12	(42)
Commodity Swap Agreement with Barclays Bank, based on the EUROJETCAL12 Index (b)	(1)	-	(8)	12/31/12	(8)
Commodity Swap Agreement with Barclays Bank, based on the EUROJET Index (b)	(1)	-	1	12/31/12	1
Commodity Swap Agreement with Barclays Bank, based on the EUROJETCAL12 Index (b)	9	-	5	12/31/12	5
Commodity Swap Agreement with Barclays Bank, based on the GOCAL Index (b)	(3)	-	(30)	12/31/12	(30)
Commodity Swap Agreement with Barclays Bank, based on the GOCO Index (b)	(3)	-	-	12/31/12	-
Commodity Swap Agreement with Barclays Bank, based on the Euro Margin Index (b)	(9)	-	(10)	12/31/12	(10)
Commodity Swap Agreement with Barclays Bank, based on the Euro Margin Index (b)	(9)	-	(9)	12/31/12	(9)
Commodity Swap Agreement with Barclays Bank, based on the LSFOCAL12 Index (b)	(3)	-	(7)	12/31/12	(7)
Commodity Swap Agreement with Barclays Bank, based on the EUROBOB Index (b)	(2)	-	(11)	12/31/12	(11)
		$(12)	$(46)		$(34)

(a)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity widen.

(b)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity widen.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.03%
	Australia — 2.06%
184,859	Alumina Ltd. (Aluminum)	$236
110,064	Amcor Ltd. (Paper Packaging)	848
64,978	AMP Ltd. (Life & Health Insurance)	291
12,370	APA Group (Gas Utilities)	65
3,986	ASX Ltd. (Specialized Finance)	137
59,434	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	1,432
8,485	Bendigo & Adelaide Bank Ltd. (Regional Banks)	68
42,012	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	78
54,856	Coca-Cola Amatil Ltd. (Soft Drinks)	708
35,578	Commonwealth Bank of Australia (Diversified Banks)	1,846
40,473	Computershare Ltd. (Data Processing & Outsourced Services)	377
110,145	Dexus Property Group (Diversified Real Estate Investment Trusts)	99
159,906	Goodman Group (Industrial Real Estate Investment Trusts)	114
39,489	GPT Group (Diversified Real Estate Investment Trusts)	128
48,361	Harvey Norman Holdings Ltd. (General Merchandise Stores)	101
93,414	Iluka Resources Ltd. (Diversified Metals & Mining)	1,721
7,934	Macquarie Group Ltd. (Investment Banking & Brokerage)	239
70,229	Metcash Ltd. (Food Distributors)	313
77,775	Mirvac Group (Diversified Real Estate Investment Trusts)	94
154,879	Myer Holdings Ltd. (Apparel, Accessories & Luxury Goods)	375
49,704	National Australia Bank Ltd. (Diversified Banks)	1,266
42,918	Newcrest Mining Ltd. (Gold)	1,319
44,318	QBE Insurance Group Ltd. (Property & Casualty Insurance)	650
33,730	Sonic Healthcare Ltd. (Health Care Services)	437
32,446	SP AusNet (Electric Utilities)	36
52,822	Stockland Trust Group (Diversified Real Estate Investment Trusts)	161
33,892	Sydney Airport (Airport Services)	101
122,073	Tatts Group Ltd. (Casinos & Gaming)	314
1,137,032	Telstra Corp. Ltd. (Integrated Telecommunication Services)	3,874
117,512	Transurban Group (Highways & Railtracks)	682
284,996	Treasury Wine Estates Ltd. (Distillers & Vintners)	1,210
90,883	Wesfarmers Ltd. (Hypermarkets & Super Centers)	2,825
49,929	Westfield Group (Retail Real Estate Investment Trusts)	457
66,043	Westfield Retail Trust (Retail Real Estate Investment Trusts)	177
68,380	Westpac Banking Corp. (Diversified Banks)	1,550
17,715	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	525
		24,854
	Austria — 0.29%
22,185	Andritz AG (Industrial Machinery)	2,171
21,193	OMV AG (Integrated Oil & Gas)	753
21,761	Telekom Austria AG (Integrated Telecommunication Services)	253
6,051	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	267
		3,444
	Belgium — 1.24%
180,606	Anheuser-Busch InBev NV (Brewers)	13,193
9,963	Belgacom SA (Integrated Telecommunication Services)	320
9,921	Colruyt SA (Food Retail)	399
13,183	Delhaize Group (Food Retail)	694
2,642	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	204
1,965	Mobistar SA (Wireless Telecommunication Services)	98
		14,908
	Bermuda — 0.38%
120,984	Seadrill Ltd. (Oil & Gas Drilling)	4,537
	Brazil — 0.18%
18,200	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	319
93,100	Hypermarcas SA (Personal Products)	658
104,000	Tele Norte Leste Participacoes SA - Sponsored ADR (Integrated Telecommunication Services)	1,180
		2,157
	British Virgin Islands — 0.13%
89,640	Arcos Dorados Holdings, Inc., Class - A (Restaurants)	1,622
	Canada — 2.70%
54,300	Barrick Gold Corp. (Gold)	2,361
152,200	CAE, Inc. (Aerospace & Defense)	1,561
79,600	Cameco Corp. (Coal & Consumable Fuels)	1,709
691	Canadian National Railway Co. (Railroads)	55
168,339	Canadian Pacific Railway Ltd. (Railroads)	12,785
81,600	Cenovus Energy, Inc. (Integrated Oil & Gas)	2,938
120,500	Centerra Gold, Inc. (Gold) (a)	1,874
60,000	EnCana Corp. (Oil & Gas Exploration & Production)	1,179
25,600	First Quantum Minerals Ltd. (Diversified Metals & Mining)	488
53,500	Inmet Mining Corp. (Diversified Metals & Mining)	3,026
19,300	Intact Financial Corp. (Property & Casualty Insurance)	1,162
13,200	Onex Corp. (Multi-Sector Holdings)	486
89,400	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	1,938
18,800	Telus Corp. (Integrated Telecommunication Services)	1,070
		32,632
	Cayman Islands — 0.07%
436,307	MGM China Holdings Ltd. (Casinos & Gaming)	797
	China — 2.47%
74,097	Baidu, Inc. - Sponsored ADR (Internet Software & Services) (b)	10,801
3,256,613	Bank of China Ltd., H Shares (Diversified Banks)	1,313

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
242,060	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	$1,476
2,771,758	China Construction Bank Corp., H Shares (Diversified Banks)	2,142
232,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	253
1,315,028	China Resources Land Ltd. (Real Estate Development)	2,272
2,943,058	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,899
31,200	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,560
85,181	Tencent Holdings Ltd. (Internet Software & Services)	2,376
1,614,161	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	5,664
		29,756
	Curaçao — 0.50%
86,198	Schlumberger Ltd. (Oil & Gas Equipment & Services)	6,028
	Denmark — 0.52%
72	A. P. Moller - Maersk A/S, Class - A (Marine)	530
171	A.P. Moller - Maersk A/S, Class - B (Marine)	1,321
2,983	Coloplast A/S, Class - B (Health Care Supplies)	516
18,886	Novo Nordisk A/S, Class - B (Pharmaceuticals)	2,615
180,770	TDC A/S (Integrated Telecommunication Services)	1,315
		6,297
	Finland — 0.37%
12,584	Orion Oyj, Class - B (Integrated Oil & Gas)	249
139,634	Sampo Oyj, A Shares (Multi-line Insurance)	4,035
10,664	Sanoma Oyj (Publishing)	136
		4,420
	France — 10.18%
47,423	Air Liquide SA (Industrial Gases)	6,321
279,341	AXA SA (Multi-line Insurance)	4,630
202,187	BNP Paribas (Diversified Banks)	9,591
98,421	Bouygues SA (Construction & Engineering)	3,009
11,521	CNP Assurances (Life & Health Insurance)	180
16,279	Compagnie de Saint-Gobain (Building Products)	727
147,885	Danone SA (Packaged Foods & Meats)	10,314
18,643	Electricite de France SA (Electric Utilities)	425
2,131	Fonciere des Regions (Diversified Real Estate Investment Trusts)	171
129,371	GDF Suez (Multi-Utilities)	3,342
1,701	Gecina SA (Diversified Real Estate Investment Trusts)	178
1,808	ICADE (Diversified Real Estate Investment Trusts)	161
38,190	JC Decaux SA (Advertising) (b)	1,167
8,090	Klepierre (Retail Real Estate Investment Trusts)	280
5,237	L'Oreal SA (Personal Products)	646
181,050	Legrand SA (Electrical Components & Equipment)	6,661
20,567	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	3,534
10,115	Neopost SA (Office Electronics)	650
139,641	Pernod Ricard SA (Distillers & Vintners)	14,599
116,892	Sanofi-Aventis (Pharmaceuticals)	9,077
178,572	Schneider Electric SA (Electrical Components & Equipment)	11,666
13,402	SCOR SE (Reinsurance)	362
120,958	Societe Generale (Diversified Banks)	3,543
21,702	Suez Environnement Co. (Multi-Utilities)	333
73,977	Technip SA (Oil & Gas Equipment & Services)	8,714
178,943	Total SA (Integrated Oil & Gas)	9,125
36,813	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	7,361
192,030	Vivendi (Movies & Entertainment)	3,523
24,110	Zodiac Aerospace (Aerospace & Defense)	2,510
		122,800
	Germany — 9.09%
30,573	Allianz SE (Multi-line Insurance)	3,648
3,893	Axel Springer AG (Publishing)	197
51,757	BASF SE (Diversified Chemicals)	4,527
119,581	Bayer AG (Pharmaceuticals)	8,410
15,598	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,402
78,840	Beiersdorf AG (Personal Products)	5,144
6,333	Bilfinger Berger SE (Construction & Engineering)	595
62,160	Brenntag AG (Trading Companies & Distributors) (a)	7,611
92,475	Daimler AG (Automobile Manufacturers)	5,575
19,244	Deutsche Bank AG (Diversified Capital Markets)	957
11,927	Deutsche Boerse AG (Specialized Finance)	803
22,525	Deutsche Lufthansa AG - Registered (Airlines)	315
427,409	Deutsche Post AG (Air Freight & Logistics)	8,227
136,975	Deutsche Telekom AG - Registered (Integrated Telecommunication Services)	1,649
43,850	E.ON AG (Electric Utilities)	1,050
20,922	ElringKlinger AG (Auto Parts & Equipment)	599
1,483	Hannover Rueckversicherung AG - Registered (Reinsurance)	88
53,260	HeidelbergCement AG (Construction Materials)	3,223
134,538	Linde AG (Industrial Gases)	24,139
12,754	Metro AG (Hypermarkets & Super Centers)	493
9,591	MTU Aero Engines Holding AG (Aerospace & Defense)	772
78,625	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	11,853
83,148	SAP AG (Application Software)	5,806
123,021	Siemens AG (Industrial Conglomerates)	12,400
10,575	United Internet AG - Registered Shares (Internet Software & Services)	199
		109,682
	Greece — 0.19%
237,180	OPAP SA (Casinos & Gaming)	2,299
	Hong Kong — 5.18%
4,657,277	AIA Group Ltd. (Life & Health Insurance) (a)	17,063

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
869,910	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	$2,403
125,000	Cathay Pacific Airways Ltd. (Airlines)	231
36,150	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	467
97,396	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities) (a)	593
490,916	China Mobile Ltd. (Wireless Telecommunication Services)	5,402
51,000	CLP Holdings Ltd. (Electric Utilities)	440
65,000	Hang Lung Properties Ltd. (Diversified Real Estate Activities)	238
266,664	Hang Seng Bank Ltd. (Diversified Banks)	3,544
418,014	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	2,307
1,203,497	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	3,084
378,201	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	2,197
252,000	Li & Fung Ltd. (Distributors)	578
631,211	NWS Holdings Ltd. (Industrial Conglomerates)	966
212,000	PCCW Ltd. (Integrated Telecommunication Services)	76
36,746	Power Assets Holdings Ltd. (Electric Utilities)	270
1,696,277	Sands China Ltd. (Casinos & Gaming)	6,630
2,726,354	Sino Land Co. Ltd. (Real Estate Development)	4,353
460,000	SJM Holdings Ltd. (Casinos & Gaming)	936
304,210	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	3,780
53,500	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	600
41,200	The Bank of East Asia Ltd. (Diversified Banks)	155
177,500	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	661
105,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	571
206,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	595
1,502,730	Wynn Macau Ltd. (Casinos & Gaming)	4,393
		62,533
	India — 0.10%
15,300	HDFC Bank Ltd. - Sponsored ADR (Diversified Banks)	522
20,100	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	701
		1,223
	Ireland — 0.99%
70,722	Covidien PLC (Health Care Equipment)	3,867
11,143	CRH PLC (Construction Materials)	228
134,600	Ryanair Holdings PLC - Sponsored ADR (Airlines) (b)	4,883
327,506	Smurfit Kappa Group PLC (Paper Packaging) (b)	2,992
		11,970
	Israel — 0.06%
58,249	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	663
4,048	Mizrahi Tefahot Bank Ltd. (Diversified Banks)	37
		700
	Italy — 1.13%
26,713	A2A SpA (Multi-Utilities)	21
30,710	Atlantia SpA (Highways & Railtracks)	510
160,354	Enel SpA (Electric Utilities)	580
189,871	Eni SpA (Integrated Oil & Gas)	4,454
382,632	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks) (b)	4,082
634,013	Snam Rete Gas SpA (Gas Utilities)	3,049
457,591	Telecom Italia SpA (Integrated Telecommunication Services)	544
293,607	Telecom Italia SpA (Integrated Telecommunication Services)	288
29,380	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	118
		13,646
	Japan — 15.96%
1,300	Aeon Credit Service Co. Ltd. (Consumer Finance)	20
130,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,631
2,538	Alfresa Holdings Corp. (Health Care Distributors)	121
9,000	Aozora Bank Ltd. (Diversified Banks)	26
67,054	Asahi Glass Co. Ltd. (Building Products)	569
83,921	Asahi Kasei Corp. (Commodity Chemicals)	518
29,351	Astellas Pharma, Inc. (Pharmaceuticals)	1,206
4,500	Benesse Holdings, Inc. (Education Services)	224
139,189	Bridgestone Corp. (Tires & Rubber)	3,374
15,626	Brother Industries Ltd. (Office Electronics)	212
100,600	Canon, Inc. (Office Electronics)	4,753
15,700	Casio Computer Co. Ltd. (Consumer Electronics)	112
11,301	Chubu Electric Power Co., Inc. (Electric Utilities)	204
14,818	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	273
4,044	Coca-Cola West Co. Ltd. (Soft Drinks)	71
39,204	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	109
37,000	Dai Nippon Printing Co. Ltd. (Commercial Printing)	378
44,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	809
1,203	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	108
31,387	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	126
54,000	Denso Corp. (Auto Parts & Equipment)	1,804
16,723	Eisai Co. Ltd. (Pharmaceuticals)	665
1,912	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	52
4,209	FamilyMart Co. Ltd. (Food Retail)	178
13,400	Fanuc Ltd. (Industrial Machinery)	2,377
4,700	Fast Retailing Co. Ltd. (Apparel Retail)	1,071
123,406	Fujitsu Ltd. (Computer Hardware)	650
33,600	Hamamatsu Photonics K.K. (Electronic Components)	1,269
2,128	Hirose Electric Co. Ltd. (Electronic Components)	223

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
6,900	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	$124
4,100	Hitachi High-Technologies Corp. (Technology Distributors)	98
758,000	Hitachi Ltd. (Electronic Equipment & Instruments)	4,864
3,000	Hokkaido Electric Power Co., Inc. (Electric Utilities)	44
20,000	Hokuhoku Financial Group, Inc. (Regional Banks)	38
2,732	Hokuriku Electric Power Co. (Electric Utilities)	49
473,000	Honda Motor Co. Ltd. (Automobile Manufacturers)	17,977
28,900	HOYA Corp. (Electronic Components)	649
99,214	ITOCHU Corp. (Trading Companies & Distributors)	1,083
1,813	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	81
11	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	32
9	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	79
31	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	46
2,410	Japan Tobacco, Inc. (Tobacco)	13,572
290,000	JGC Corp. (Construction & Engineering)	8,989
17,700	JS Group Corp. (Building Products)	371
116	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	116
147,900	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	917
56,190	Kajima Corp. (Construction & Engineering)	171
18,256	Kaneka Corp. (Commodity Chemicals)	110
298,971	Kao Corp. (Personal Products)	7,847
789	KDDI Corp. (Wireless Telecommunication Services)	5,111
22,020	Keyence Corp. (Electronic Equipment & Instruments)	5,178
54,000	Kirin Holdings Co. Ltd. (Brewers)	699
6,200	Konami Corp. (Home Entertainment Software)	176
31,588	Konica Minolta Holdings, Inc. (Office Electronics)	276
22,900	Kuraray Co. Ltd. (Commodity Chemicals)	324
58,200	Kurita Water Industries Ltd. (Industrial Machinery)	1,426
10,135	Kyocera Corp. (Electronic Components)	928
6,700	Kyushu Electric Power Co., Inc. (Electric Utilities)	95
4,000	Lawson, Inc. (Food Retail)	252
109,408	Marubeni Corp. (Trading Companies & Distributors)	789
3,100	Maruichi Steel Tube Ltd. (Steel)	72
90,176	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	482
136,400	Mitsubishi Corp. (Trading Companies & Distributors)	3,165
14,900	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	209
316,140	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	1,574
230,700	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,783
54,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	164
379,502	Mizuho Financial Group, Inc. (Diversified Banks)	619
9,400	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	193
95,700	Murata Manufacturing Co. Ltd. (Electronic Components)	5,673
147,845	NGK Insulators Ltd. (Industrial Machinery)	2,110
6,574	Nintendo Co. Ltd. (Home Entertainment Software)	989
10	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	95
56,000	Nippon Express Co. Ltd. (Trucking)	219
60,000	Nippon Sheet Glass Co. Ltd. (Building Products)	92
14,500	Nippon Telegraph and Telephone Corp. (Integrated Telecommunication Services)	658
164,100	Nissan Motor Co. Ltd. (Automobile Manufacturers)	1,747
10,944	Nitto Denko Corp. (Specialty Chemicals)	441
6,200	NKSJ Holdings, Inc. (Property & Casualty Insurance)	139
5	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	30
6,700	Nomura Research Institute Ltd. (IT Consulting & Other Services)	166
31,517	NTN Corp. (Industrial Machinery)	133
84	NTT Data Corp. (IT Consulting & Other Services)	295
503	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	835
56,629	Oji Paper Co. Ltd. (Paper Products)	274
5,426	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	302
48,300	Oracle Corp. Japan (Systems Software)	1,836
31,000	Osaka Gas Co. Ltd. (Gas Utilities)	124
1,031	Otsuka Corp. (IT Consulting & Other Services)	84
31,300	Resona Holdings, Inc. (Regional Banks)	144
44,572	Ricoh Co. Ltd. (Office Electronics)	434
56,981	Sankyo Co. Ltd. (Leisure Products)	2,796
4,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	209
14,100	Sega Sammy Holdings, Inc. (Leisure Products)	295
38,000	Sekisui House Ltd. (Homebuilding)	372
49,700	Seven & I Holdings Co. Ltd. (Food Retail)	1,476
3,000	Shikoku Electric Power Co., Inc. (Electric Utilities)	85
62,400	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	3,605
19,827	Shionogi & Co. Ltd. (Pharmaceuticals)	274
23,930	Shiseido Co. Ltd. (Personal Products)	413
12,530	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	80
32,400	SMC Corp. (Industrial Machinery)	5,153
366,800	SOFTBANK Corp. (Wireless Telecommunication Services)	10,847
452,300	Sony Financial Holdings, Inc. (Life & Health Insurance)	8,035
47,400	Start Today Co. Ltd. (Internet Retail)	874

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
249,173	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	$1,060
152,577	Sumitomo Corp. (Trading Companies & Distributors)	2,205
34,000	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	466
96,324	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	3,170
51,000	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	163
44,500	Suzuki Motor Corp. (Automobile Manufacturers)	1,063
93,500	Sysmex Corp. (Health Care Equipment)	3,774
68,000	Taisei Corp. (Construction & Engineering)	178
52,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,299
13,100	TDK Corp. (Electronic Components)	742
20,000	The Bank of Yokohama Ltd. (Regional Banks)	100
4,900	The Chugoku Electric Power Co., Inc. (Electric Utilities)	91
12,400	The Kansai Electric Power Co., Inc. (Electric Utilities)	192
35,600	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	977
82,700	Tokyo Electron Ltd. (Semiconductor Equipment)	4,732
40,034	Tokyo Gas Co. Ltd. (Gas Utilities)	189
18,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	166
37,000	Toppan Printing Co. Ltd. (Commercial Printing)	289
33,369	Tosoh Corp. (Commodity Chemicals)	93
220,000	Toyota Motor Corp. (Automobile Manufacturers)	9,491
14,100	Toyota Tsusho Corp. (Trading Companies & Distributors)	287
78,601	Trend Micro, Inc. (Systems Software)	2,416
4,000	Tsumura & Co. (Pharmaceuticals)	116
1,457	USS Co. Ltd. (Automotive Retail)	148
2,760	Yahoo Japan Corp. (Internet Software & Services)	893
		192,539
	Jersey — 0.70%
261,707	Glencore International PLC (Diversified Metals & Mining) (a)	1,630
164,046	Petrofac Ltd. (Oil & Gas Equipment & Services)	4,565
67,881	Shire PLC (Pharmaceuticals)	2,193
		8,388
	Luxembourg — 0.31%
335,400	Samsonite International SA (Apparel, Accessories & Luxury Goods) (b)(a)	610
126,007	SES - FDR, Class - A (Cable & Satellite)	3,126
		3,736
	Netherlands — 6.11%
265,099	Akzo Nobel NV (Diversified Chemicals)	15,650
85,703	ASML Holding NV (Semiconductor Equipment)	4,283
6,928	ASML Holding NV - NYS (Semiconductor Equipment)	347
992	Corio NV (Retail Real Estate Investment Trusts)	52
37,604	European Aeronautic Defence and Space Co. (Aerospace & Defense)	1,540
62,836	Fugro NV (Oil & Gas Equipment & Services)	4,476
102,182	Gemalto NV (Computer Storage & Peripherals)	6,743
4,677	Koninklijke Boskalis Westminster NV (Construction & Engineering)	176
37,842	Koninklijke DSM NV (Diversified Chemicals)	2,189
192,337	Koninklijke KPN NV (Integrated Telecommunication Services)	2,115
66,157	Koninklijke Philips Electronics NV (Industrial Conglomerates)	1,341
46,935	Koninklijke Vopak NV (Marine Ports & Services)	2,704
905,361	Reed Elsevier NV (Publishing)	11,561
50,388	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	1,760
780,678	TNT NV (Air Freight & Logistics)	4,820
354,640	Unilever NV (Packaged Foods & Meats)	12,066
68,967	Wolters Kluwer NV (Publishing)	1,306
18,197	Ziggo NV (Alternative Carriers) (b)(a)	568
		73,697
	New Zealand — 0.02%
126,063	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	250
	Nigeria — 0.07%
1,351,665	Nigerian Breweries PLC (Brewers)	836
	Norway — 0.07%
6,550	Gjensidige Forsikring ASA (Multi-line Insurance)	77
99,955	Orkla ASA (Industrial Conglomerates)	792
		869
	Papua New Guinea — 0.24%
393,674	Oil Search Ltd. (Oil & Gas Exploration & Production) (a)	2,842
	Poland — 0.03%
70,819	Telekomunikacja Polska SA (Integrated Telecommunication Services)	390
	Portugal — 0.01%
62,502	EDP - Energias de Portugal SA (Electric Utilities)	182
	Russia — 0.26%
230,848	Gazprom OAO - Sponsored GDR, Registered Shares (Integrated Oil & Gas)	2,856
24,873	Sberbank of Russia - Sponsored ADR (Diversified Banks) (b)	333
		3,189
	Singapore — 2.01%
57,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	92
70,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	101
120,575	City Developments Ltd. (Diversified Real Estate Activities)	1,089
345,201	DBS Group Holdings Ltd. (Diversified Banks)	3,895

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
1,792,790	Genting Singapore PLC (Casinos & Gaming) (b)	$2,432
677,703	Hutchison Port Holdings Trust (Marine Ports & Services)	519
184,000	Keppel Corp. Ltd. (Industrial Conglomerates)	1,609
941,608	Olam International Ltd. (Food Distributors)	1,768
352,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,479
1,016,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,269
579,000	Singapore Airlines Ltd. (Airlines)	4,962
27,601	Singapore Exchange Ltd. (Specialized Finance)	152
198,236	Singapore Press Holdings Ltd. (Publishing)	618
512,216	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)	1,284
		24,269
	South Korea — 2.73%
19,330	Hana Financial Group, Inc. (Diversified Banks)	728
72,660	Hynix Semiconductor, Inc. (Semiconductors) (b)	1,876
14,606	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,145
4,396	Hyundai Mobis (Auto Parts & Equipment)	1,112
140,199	KT&G Corp. (Tobacco)	9,950
10,287	LG Chem Ltd. (Commodity Chemicals)	3,360
13,094	NHN Corp. (Internet Software & Services)	3,005
6,670	Samsung C&T Corp. (Trading Companies & Distributors)	467
7,322	Samsung Electronics Co. Ltd. (Semiconductors)	8,240
		32,883
	Spain — 1.64%
25,398	ACS, Actividades de Construccion y Servicios SA (Construction & Engineering)	650
829,405	Banco Santander SA (Diversified Banks)	6,382
271,412	Enagas (Gas Utilities)	5,222
83,891	Grifols SA (Biotechnology) (b)	1,790
17,880	Indra Sistemas SA (IT Consulting & Other Services)	219
5,103	Industria de Diseno Textil SA (Apparel Retail)	489
11,724	Repsol YPF SA (Integrated Oil & Gas)	294
113,130	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	4,712
		19,758
	Sweden — 2.26%
140,848	Assa Abloy AB, Class - B (Building Products)	4,426
230,891	Hennes & Mauritz AB, B Shares (Apparel Retail)	8,358
3,777	Holmen AB, B Shares (Paper Products)	104
31,957	Husqvarna AB, B Shares (Household Appliances)	193
2,105	Industrivarden AB, C Shares (Multi-Sector Holdings)	31
3,676	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	85
8,143	Investor AB, B Shares (Diversified Capital Markets)	181
31,087	Lundin Petroleum AB (Oil & Gas Exploration & Production) (b)	666
47,031	Nordea Bank AB (Diversified Banks)	428
3,425	Ratos AB, B Shares (Asset Management & Custody Banks)	47
65,348	Sandvik AB (Industrial Machinery)	944
22,392	Securitas AB, B Shares (Security & Alarm Services)	216
654,993	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	4,655
28,599	Skanska AB, B Shares (Construction & Engineering)	496
40,855	Svenska Cellulosa AB, B Shares (Paper Products)	708
84,848	Svenska Handelsbanken AB, A Shares (Diversified Banks)	2,706
11,350	Tele2 AB, B Shares (Integrated Telecommunication Services)	232
213,630	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	2,214
77,411	TeliaSonera AB (Integrated Telecommunication Services)	540
		27,230
	Switzerland — 8.76%
42,007	Adecco SA (Human Resource & Employment Services)	2,202
1,127	Baloise Holding AG - Registered (Multi-line Insurance)	91
114,046	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	7,153
13,623	Credit Suisse Group AG (Diversified Capital Markets)	388
17,320	DKSH Holding Ltd. (Advertising) (b)	928
8,613	Givaudan SA - Registered (Specialty Chemicals)	8,304
29,279	Holcim Ltd. - Registered (Construction Materials)	1,911
4,770	Lonza Group AG - Registered (Life Sciences Tools & Services)	247
320,064	Nestle SA (Packaged Foods & Meats)	20,146
303,576	Novartis AG - Registered (Pharmaceuticals)	16,807
641	Pargesa Holding SA (Multi-Sector Holdings)	46
98,439	Roche Holding AG - Genusscheine (Pharmaceuticals)	17,137
7,728	Sonova Holding AG - Registered (Health Care Equipment)	859
8,190	Swiss Re AG (Reinsurance)	523
6,481	Swisscom AG - Registered (Integrated Telecommunication Services)	2,621
9,344	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	3,232
40,696	Temenos Group AG - Registered (Application Software) (b)	753
13,504	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	6,218
9,619	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	773
20,411	Transocean Ltd. (Oil & Gas Drilling)	1,114

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
540,685	UBS AG - Registered (Diversified Capital Markets) (b)	$7,579
24,557	Zurich Financial Services AG (Multi-line Insurance)	6,602
		105,634
	Taiwan — 0.25%
7,052	Asustek Computer, Inc. - Sponsored GDR, Registered Shares (Computer Hardware) *	333
26,556	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR, Registered Shares (Electronic Manufacturing Services)	175
168,300	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	2,572
		3,080
	United Kingdom — 17.58%
27,288	Anglo American PLC (Diversified Metals & Mining)	1,020
5,123	ARM Holdings PLC (Semiconductors)	48
80,524	AstraZeneca PLC (Pharmaceuticals)	3,579
803,795	Aviva PLC (Multi-line Insurance)	4,261
253,601	BAE Systems PLC (Aerospace & Defense)	1,216
1,108,279	Balfour Beatty PLC (Construction & Engineering)	5,060
2,466,641	Barclays PLC (Diversified Banks)	9,280
202,380	BG Group PLC (Integrated Oil & Gas)	4,687
155,953	BHP Billiton PLC (Diversified Metals & Mining)	4,758
993,152	BP PLC (Integrated Oil & Gas)	7,347
285,298	British American Tobacco PLC (Tobacco)	14,375
16,673	British Land Co. PLC (Diversified Real Estate Investment Trusts)	128
284,597	Cable & Wireless Worldwide PLC (Alternative Carriers)	155
11,041	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	59
16,692	Carnival PLC (Hotels, Resorts & Cruise Lines)	533
102,130	Centrica PLC (Multi-Utilities)	517
78,865	Diageo PLC (Distillers & Vintners)	1,895
1,441,497	Dixons Retail PLC (Computer & Electronics Retail) (b)	430
28,500	Ensco PLC - Sponsored ADR (Oil & Gas Drilling)	1,509
261,375	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	2,477
61,068	FirstGroup PLC (Railroads)	232
722,071	GKN PLC (Auto Parts & Equipment)	2,380
220,305	GlaxoSmithKline PLC (Pharmaceuticals)	4,920
14,046	Hammerson PLC (Retail Real Estate Investment Trusts)	93
1,640,352	HSBC Holdings PLC (Diversified Banks)	14,555
761,554	HSBC Holdings PLC (HK) (Diversified Banks)	6,718
10,881	ICAP PLC (Investment Banking & Brokerage)	68
436,746	Imperial Tobacco Group PLC (Tobacco)	17,707
10,604	Investec PLC (Diversified Capital Markets)	65
96,372	J Sainsbury PLC (Food Retail)	480
8,524	John Wood Group PLC (Oil & Gas Equipment & Services)	98
69,216	Johnson Matthey PLC (Specialty Chemicals)	2,611
264,296	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	3,054
115,931	Legal & General Group PLC (Life & Health Insurance)	242
1,166,155	Lloyds Banking Group PLC (Diversified Banks) (b)	627
123,768	Marks & Spencer Group PLC (Department Stores)	750
477,037	Michael Page International PLC (Human Resource & Employment Services)	3,662
186,339	National Grid PLC (Multi-Utilities)	1,879
204,441	Premier Farnell PLC (Technology Distributors)	702
85,611	Premier Oil PLC (Oil & Gas Exploration & Production) (b)	537
659,920	Prudential PLC (Life & Health Insurance)	7,889
3,484	RecKitt Benckiser Group PLC (Household Products)	197
95,034	Reed Elsevier PLC (Publishing)	844
27,170	Resolution Ltd. (Life & Health Insurance)	114
812,841	Rexam PLC (Metal & Glass Containers)	5,565
118,272	Rio Tinto PLC (Diversified Metals & Mining)	6,518
522,330	Rolls-Royce Holdings PLC (Aerospace & Defense)	6,783
29,005	Rotork PLC (Industrial Machinery)	950
112,318	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	3,932
70,297	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	2,473
69,700	RSA Insurance Group PLC (Multi-line Insurance)	117
129,504	SABMiller PLC (Brewers)	5,198
14,643	SEGRO PLC (Industrial Real Estate Investment Trusts)	55
4,691	Severn Trent PLC (Water Utilities)	116
45,945	Spirax-Sarco Engineering PLC (Industrial Machinery)	1,535
18,526	SSE PLC (Electric Utilities)	394
203,570	Standard Chartered PLC (Diversified Banks)	5,079
46,469	Standard Life PLC (Life & Health Insurance)	171
184,665	Tate & Lyle PLC (Packaged Foods & Meats)	2,082
2,098,240	Tesco PLC (Food Retail)	11,074
103,934	The Sage Group PLC (Application Software)	497
140,504	Tullow Oil PLC (Oil & Gas Exploration & Production)	3,431
80,801	Unilever PLC (Packaged Foods & Meats)	2,667
13,461	United Utilities Group PLC (Multi-Utilities)	129
3,452,048	Vodafone Group PLC (Wireless Telecommunication Services)	9,507
82,057	Whitbread PLC (Restaurants)	2,420
169,415	William Morrison Supermarkets PLC (Food Retail)	807
351,298	WPP PLC (Broadcasting)	4,801
119,354	Xstrata PLC (Diversified Metals & Mining)	2,039
		212,098
	United States — 0.19%
35,040	Accenture PLC, Class - A (IT Consulting & Other Services)	2,260
	Total Common Stocks	1,170,435

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 0.19%
	Germany — 0.19%
3,272	Fuchs Petrolub AG - Preferred (Oil & Gas Exploration & Production)	$183
28,496	Henkel AG & Co. KGaA - Preferred (Household Products)	2,088
	Total Preferred Stocks	2,271
	Time Deposit — 2.08%
$25,061	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	25,061
	Total Time Deposit	25,061
	Mutual Fund — 0.00%
100	Alliance Money Market Fund Prime Portfolio, 0.13% (c)	—
	Total Mutual Fund	—
	Total Investments
	(cost $1,013,630) — 99.30%	1,197,767
	Other assets in excess of liabilities — 0.70%	8,469
	Net Assets — 100.00%	$1,206,236

*	Security was fair valued on March 31, 2012, and represents a Level 2 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	The rate disclosed is the rate in effect on March 31, 2012.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	SSgA Funds Management, Inc.	Total

Common Stocks	26.56%	27.03%	26.92%	16.52%	97.03%
Preferred Stocks	0.17%	0.02%	-	-	0.19%
Time Deposit	0.65%	0.65%	0.78%	-	2.08%
Mutual Fund	-	-	-	0.00%	0.00%
Other Assets (Liabilities)	-1.70%	-2.02%	-4.39%	8.81%	0.70%
Total Net Assets	25.68%	25.68%	23.31%	25.33%	100.00%

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2012.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/12 (000)	Unrealized Appreciation/ (Depreciation) (000)

	Currencies Sold
4,985,300	Euro	State Street Brokerage	4/25/12	$6,490	$6,649	$(159)
5,315,200	Euro	Mellon Bank	4/25/12	7,022	7,089	(67)
4,156,700	Euro	Mellon Bank	4/25/12	5,597	5,544	53
517,663	Euro	Bank of America	4/10/12	683	690	(7)
2,271,532	Euro	Bank of America	4/13/12	2,980	3,029	(49)
475,925,000	Japanese Yen	Credit Suisse	4/27/12	5,747	5,752	(5)
	Total Currencies Sold			$28,519	$28,753	$(234)
	Net Unrealized Appreciation/(Depreciation)					$(234)

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.24%
	Australia — 2.59%
231,447	Alumina Ltd. (Aluminum)	$296
165,742	Amcor Ltd. (Paper Packaging)	1,277
96,769	AMP Ltd. (Life & Health Insurance)	433
18,422	APA Group (Gas Utilities)	97
5,937	ASX Ltd. (Specialized Finance)	204
89,315	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	2,151
12,636	Bendigo & Adelaide Bank Ltd. (Regional Banks)	101
127,497	BHP Billiton Ltd. (Diversified Metals & Mining)	4,570
62,567	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	116
84,913	Coca-Cola Amatil Ltd. (Soft Drinks)	1,097
74,760	Commonwealth Bank of Australia (Diversified Banks)	3,879
60,276	Computershare Ltd. (Data Processing & Outsourced Services)	562
15,716	CSL Ltd. (Biotechnology)	584
164,035	Dexus Property Group (Diversified Real Estate Investment Trusts)	148
79,937	Fortescue Metals Group Ltd. (Steel)	481
238,142	Goodman Group (Industrial Real Estate Investment Trusts)	170
58,810	GPT Group (Diversified Real Estate Investment Trusts)	190
72,022	Harvey Norman Holdings Ltd. (General Merchandise Stores)	150
209,520	Iluka Resources Ltd. (Diversified Metals & Mining)	3,860
11,815	Macquarie Group Ltd. (Investment Banking & Brokerage)	356
104,589	Metcash Ltd. (Food Distributors)	466
115,828	Mirvac Group (Diversified Real Estate Investment Trusts)	140
31,467	Monadelphous Group Ltd. (Construction & Engineering)	779
195,926	Myer Holdings Ltd. (Apparel, Accessories & Luxury Goods)	475
74,719	National Australia Bank Ltd. (Diversified Banks)	1,904
72,921	Newcrest Mining Ltd. (Gold)	2,241
65,613	QBE Insurance Group Ltd. (Property & Casualty Insurance)	963
50,234	Sonic Healthcare Ltd. (Health Care Services)	651
48,321	SP AusNet (Electric Utilities)	54
331,231	Stockland Trust Group (Diversified Real Estate Investment Trusts)	1,008
50,474	Sydney Airport (Airport Services)	150
113,923	Tabcorp Holdings Ltd. (Casinos & Gaming)	321
181,798	Tatts Group Ltd. (Casinos & Gaming)	467
1,989,964	Telstra Corp. Ltd. (Integrated Telecommunication Services)	6,780
177,126	Transurban Group (Highways & Railtracks)	1,027
418,919	Treasury Wine Estates Ltd. (Distillers & Vintners)	1,779
136,393	Wesfarmers Ltd. (Hypermarkets & Super Centers)	4,240
74,358	Westfield Group (Retail Real Estate Investment Trusts)	680
98,355	Westfield Retail Trust (Retail Real Estate Investment Trusts)	263
134,141	Westpac Banking Corp. (Diversified Banks)	3,041
58,991	Woolworths Ltd. (Food Retail)	1,587
26,375	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	782
		50,520
	Austria — 0.26%
31,986	Andritz AG (Industrial Machinery)	3,130
31,923	OMV AG (Integrated Oil & Gas)	1,135
32,408	Telekom Austria AG (Integrated Telecommunication Services)	377
8,237	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	363
		5,005
	Belgium — 1.11%
260,577	Anheuser-Busch InBev NV (Brewers)	19,035
14,837	Belgacom SA (Integrated Telecommunication Services)	477
14,774	Colruyt SA (Food Retail)	594
19,869	Delhaize Group (Food Retail)	1,045
3,935	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	304
2,927	Mobistar SA (Wireless Telecommunication Services)	146
		21,601
	Bermuda — 0.34%
174,713	Seadrill Ltd. (Oil & Gas Drilling)	6,552
	Brazil — 0.13%
24,400	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	427
119,700	Hypermarcas SA (Personal Products)	846
119,400	Tele Norte Leste Participacoes SA - Sponsored ADR (Integrated Telecommunication Services)	1,355
		2,628
	British Virgin Islands — 0.12%
130,395	Arcos Dorados Holdings, Inc., Class - A (Restaurants)	2,359
	Canada — 2.57%
103,300	Barrick Gold Corp. (Gold)	4,492
184,400	CAE, Inc. (Aerospace & Defense)	1,892
152,600	Cameco Corp. (Coal & Consumable Fuels)	3,276
1,070	Canadian National Railway Co. (Railroads)	85
242,877	Canadian Pacific Railway Ltd. (Railroads)	18,447
113,200	Cenovus Energy, Inc. (Integrated Oil & Gas)	4,075
700	Centerra Gold, Inc. (Gold)	11
225,400	Centerra Gold, Inc. (Gold) (a)	3,506
94,900	EnCana Corp. (Oil & Gas Exploration & Production)	1,864
35,200	First Quantum Minerals Ltd. (Diversified Metals & Mining)	671
74,900	Inmet Mining Corp. (Diversified Metals & Mining)	4,236
33,300	Intact Financial Corp. (Property & Casualty Insurance)	2,005
17,600	Onex Corp. (Multi-Sector Holdings)	648
111,000	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	2,406
43,100	Telus Corp. (Integrated Telecommunication Services)	2,453
		50,067

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands — 0.06%
638,920	MGM China Holdings Ltd. (Casinos & Gaming)	$1,167
	China — 2.34%
202,000	AAC Technologies Holdings, Inc. (Communications Equipment)	549
108,576	Baidu, Inc. - Sponsored ADR (Internet Software & Services) (b)	15,827
4,551,335	Bank of China Ltd., H Shares (Diversified Banks)	1,835
336,243	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	2,050
4,036,351	China Construction Bank Corp., H Shares (Diversified Banks)	3,119
306,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	333
1,928,683	China Resources Land Ltd. (Real Estate Development)	3,333
4,317,952	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,786
70,800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	3,540
124,931	Tencent Holdings Ltd. (Internet Software & Services)	3,485
436,000	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	461
2,390,648	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	8,389
		45,707
	Curaçao — 0.45%
126,289	Schlumberger Ltd. (Oil & Gas Equipment & Services)	8,831
	Denmark — 0.88%
107	A. P. Moller - Maersk A/S, Class - A (Marine)	787
287	A.P. Moller - Maersk A/S, Class - B (Marine)	2,217
16,198	Coloplast A/S, Class - B (Health Care Supplies)	2,805
63,360	Novo Nordisk A/S, Class - B (Pharmaceuticals)	8,774
285,393	TDC A/S (Integrated Telecommunication Services)	2,076
2,418	Topdanmark A/S (Multi-line Insurance) (b)	420
		17,079
	Finland — 0.32%
18,741	Orion Oyj, Class - B (Integrated Oil & Gas)	371
195,173	Sampo Oyj, A Shares (Multi-line Insurance)	5,640
15,881	Sanoma Oyj (Publishing)	203
		6,214
	France — 10.01%
68,478	Air Liquide SA (Industrial Gases)	9,128
6,412	Arkema SA (Commodity Chemicals)	597
516,783	AXA SA (Multi-line Insurance)	8,566
350,842	BNP Paribas (Diversified Banks)	16,644
150,203	Bouygues SA (Construction & Engineering)	4,593
17,158	CNP Assurances (Life & Health Insurance)	268
27,937	Compagnie de Saint-Gobain (Building Products)	1,247
26,784	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	1,994
90,928	Credit Agricole SA (Diversified Banks) (a)	565
219,006	Danone SA (Packaged Foods & Meats)	15,274
27,764	Electricite de France SA (Electric Utilities)	634
3,174	Fonciere des Regions (Diversified Real Estate Investment Trusts)	255
227,121	GDF Suez (Multi-Utilities)	5,867
2,533	Gecina SA (Diversified Real Estate Investment Trusts)	265
2,693	ICADE (Diversified Real Estate Investment Trusts)	240
56,600	JC Decaux SA (Advertising) (b)	1,729
12,049	Klepierre (Retail Real Estate Investment Trusts)	418
10,650	L'Oreal SA (Personal Products)	1,314
266,054	Legrand SA (Electrical Components & Equipment) (a)	9,788
31,590	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	5,428
15,248	Neopost SA (Office Electronics)	980
202,432	Pernod Ricard SA (Distillers & Vintners)	21,163
169,456	Sanofi-Aventis (Pharmaceuticals)	13,158
259,082	Schneider Electric SA (Electrical Components & Equipment)	16,925
58,827	SCOR SE (Reinsurance)	1,589
175,354	Societe Generale (Diversified Banks)	5,136
32,320	Suez Environnement Co. (Multi-Utilities)	496
101,271	Technip SA (Oil & Gas Equipment & Services)	11,928
358,321	Total SA (Integrated Oil & Gas)	18,272
55,902	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	11,178
12,638	Valeo SA (Auto Parts & Equipment)	663
288,096	Vivendi (Movies & Entertainment)	5,286
35,370	Zodiac Aerospace (Aerospace & Defense)	3,682
		195,270
	Germany — 9.06%
53,297	Allianz SE (Multi-line Insurance)	6,359
5,798	Axel Springer AG (Publishing)	293
110,692	BASF SE (Diversified Chemicals)	9,682
176,856	Bayer AG (Pharmaceuticals)	12,438
43,172	Bayerische Motoren Werke AG (Automobile Manufacturers)	3,882
114,454	Beiersdorf AG (Personal Products)	7,467
8,468	Bilfinger Berger SE (Construction & Engineering)	795
92,238	Brenntag AG (Trading Companies & Distributors) (a)	11,294
135,222	Daimler AG (Automobile Manufacturers)	8,152
25,157	Deutsche Bank AG (Diversified Capital Markets)	1,251
16,848	Deutsche Boerse AG (Specialized Finance)	1,134
33,545	Deutsche Lufthansa AG - Registered (Airlines)	469
611,921	Deutsche Post AG (Air Freight & Logistics)	11,779
205,758	Deutsche Telekom AG - Registered (Integrated Telecommunication Services)	2,477
65,961	E.ON AG (Electric Utilities)	1,580
22,444	ElringKlinger AG (Auto Parts & Equipment)	643
31,991	Hannover Rueckversicherung AG - Registered (Reinsurance)	1,900
80,006	HeidelbergCement AG (Construction Materials)	4,842

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
84,044	Infineon Technologies AG (Semiconductors)	$859
196,528	Linde AG (Industrial Gases)	35,261
18,994	Metro AG (Hypermarkets & Super Centers)	734
14,074	MTU Aero Engines Holding AG (Aerospace & Defense)	1,133
121,492	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	18,315
12,874	Porsche AG (Automobile Manufacturers)	760
54,808	RWE AG (Multi-Utilities)	2,617
143,329	SAP AG (Application Software)	10,008
189,132	Siemens AG (Industrial Conglomerates)	19,064
15,749	United Internet AG - Registered Shares (Internet Software & Services)	297
7,447	Volkswagen AG - Preferred (Automobile Manufacturers)	1,309
		176,794
	Greece — 0.22%
12,006	Leoni AG (Auto Parts & Equipment)	624
380,383	OPAP SA (Casinos & Gaming)	3,688
		4,312
	Hong Kong — 4.95%
6,894,057	AIA Group Ltd. (Life & Health Insurance) (a)	25,258
1,272,678	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	3,516
186,000	Cathay Pacific Airways Ltd. (Airlines)	344
54,850	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	709
140,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities) (a)	852
719,483	China Mobile Ltd. (Wireless Telecommunication Services)	7,917
75,500	CLP Holdings Ltd. (Electric Utilities)	651
97,000	Hang Lung Properties Ltd. (Diversified Real Estate Activities)	355
386,315	Hang Seng Bank Ltd. (Diversified Banks)	5,134
611,396	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	3,374
1,835,250	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	4,703
55,200	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	928
556,361	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	3,232
304,000	Li & Fung Ltd. (Distributors)	698
175,000	Lifestyle International Holdings Ltd. (Department Stores)	444
902,340	NWS Holdings Ltd. (Industrial Conglomerates)	1,381
315,000	PCCW Ltd. (Integrated Telecommunication Services)	113
54,754	Power Assets Holdings Ltd. (Electric Utilities)	402
2,485,118	Sands China Ltd. (Casinos & Gaming)	9,713
4,102,103	Sino Land Co. Ltd. (Real Estate Development)	6,550
1,794,000	SJM Holdings Ltd. (Casinos & Gaming)	3,650
447,436	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	5,560
87,500	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	981
61,400	The Bank of East Asia Ltd. (Diversified Banks)	231
401,000	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	1,492
223,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	1,214
292,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	844
2,198,517	Wynn Macau Ltd. (Casinos & Gaming)	6,427
		96,673
	India — 0.13%
20,100	HDFC Bank Ltd. - Sponsored ADR (Diversified Banks)	685
25,400	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	886
30,709	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) *	905
		2,476
	Ireland — 0.80%
103,608	Covidien PLC (Health Care Equipment)	5,665
18,748	CRH PLC (Construction Materials)	384
150,600	Ryanair Holdings PLC - Sponsored ADR (Airlines) (b)	5,464
444,265	Smurfit Kappa Group PLC (Paper Packaging) (b)	4,058
		15,571
	Israel — 0.07%
113,912	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,297
6,028	Mizrahi Tefahot Bank Ltd. (Diversified Banks)	54
		1,351
	Italy — 1.30%
39,782	A2A SpA (Multi-Utilities)	32
45,736	Atlantia SpA (Highways & Railtracks)	759
238,810	Enel SpA (Electric Utilities)	864
444,841	Eni SpA (Integrated Oil & Gas)	10,434
561,192	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks) (b)	5,987
127,578	Fiat SpA (Automobile Manufacturers)	750
1,068,178	Snam Rete Gas SpA (Gas Utilities)	5,136
681,474	Telecom Italia SpA (Integrated Telecommunication Services)	810
437,259	Telecom Italia SpA (Integrated Telecommunication Services)	430
43,754	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	176
		25,378
	Japan — 16.56%
1,900	Aeon Credit Service Co. Ltd. (Consumer Finance)	30
260,200	Ajinomoto Co., Inc. (Packaged Foods & Meats)	3,264
3,862	Alfresa Holdings Corp. (Health Care Distributors)	184
470,000	Aozora Bank Ltd. (Diversified Banks)	1,357
99,946	Asahi Glass Co. Ltd. (Building Products)	848
241,079	Asahi Kasei Corp. (Commodity Chemicals)	1,489
44,049	Astellas Pharma, Inc. (Pharmaceuticals)	1,810
6,700	Benesse Holdings, Inc. (Education Services)	334
204,181	Bridgestone Corp. (Tires & Rubber)	4,950
23,374	Brother Industries Ltd. (Office Electronics)	317

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
217,400	Canon, Inc. (Office Electronics)	$10,272
23,500	Casio Computer Co. Ltd. (Consumer Electronics)	168
44	Central Japan Railway Co. (Railroads)	363
32,800	Century Tokyo Leasing Corp. (Specialized Finance)	662
16,899	Chubu Electric Power Co., Inc. (Electric Utilities)	305
22,182	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	409
6,056	Coca-Cola West Co. Ltd. (Soft Drinks)	106
58,796	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	163
55,000	Dai Nippon Printing Co. Ltd. (Commercial Printing)	562
66,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,215
26,897	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	2,415
66,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	873
47,000	DCM Holdings Co. Ltd. (Home Improvement Retail)	373
47,613	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	190
100,100	Denso Corp. (Auto Parts & Equipment)	3,345
42,700	East Japan Railway Co. (Railroads)	2,688
24,977	Eisai Co. Ltd. (Pharmaceuticals)	993
2,888	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	78
6,291	FamilyMart Co. Ltd. (Food Retail)	266
21,300	Fanuc Ltd. (Industrial Machinery)	3,779
6,500	Fast Retailing Co. Ltd. (Apparel Retail)	1,481
18,100	Fuji Machine Mfg. Co. Ltd. (Industrial Machinery)	362
32,500	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	762
184,594	Fujitsu Ltd. (Computer Hardware)	973
60,700	Hamamatsu Photonics K.K. (Electronic Components)	2,292
3,172	Hirose Electric Co. Ltd. (Electronic Components)	333
10,300	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	185
6,100	Hitachi High-Technologies Corp. (Technology Distributors)	146
1,314,000	Hitachi Ltd. (Electronic Equipment & Instruments)	8,432
4,500	Hokkaido Electric Power Co., Inc. (Electric Utilities)	66
98,000	Hokuetsu Kishu Paper Co. Ltd. (Paper Products)	653
31,000	Hokuhoku Financial Group, Inc. (Regional Banks)	59
4,168	Hokuriku Electric Power Co. (Electric Utilities)	75
684,417	Honda Motor Co. Ltd. (Automobile Manufacturers)	26,012
43,100	HOYA Corp. (Electronic Components)	968
149,186	ITOCHU Corp. (Trading Companies & Distributors)	1,628
2,787	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	125
17	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	49
13	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	115
47	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	70
3,777	Japan Tobacco, Inc. (Tobacco)	21,270
436,000	JGC Corp. (Construction & Engineering)	13,515
26,300	JS Group Corp. (Building Products)	551
26,500	JTEKT Corp. (Industrial Machinery)	317
172	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	172
222,500	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	1,379
8,100	K's Holdings Corp. (Computer & Electronics Retail)	261
83,810	Kajima Corp. (Construction & Engineering)	255
7,800	Kakaku.com, Inc. (Internet Software & Services)	204
27,744	Kaneka Corp. (Commodity Chemicals)	167
447,263	Kao Corp. (Personal Products)	11,740
1,484	KDDI Corp. (Wireless Telecommunication Services)	9,612
27,650	Keyence Corp. (Electronic Equipment & Instruments)	6,502
81,000	Kirin Holdings Co. Ltd. (Brewers)	1,048
31,400	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	895
9,200	Konami Corp. (Home Entertainment Software)	261
47,412	Konica Minolta Holdings, Inc. (Office Electronics)	414
34,100	Kuraray Co. Ltd. (Commodity Chemicals)	483
76,100	Kurita Water Industries Ltd. (Industrial Machinery)	1,865
72,000	KYB Co. Ltd. (Auto Parts & Equipment)	438
15,165	Kyocera Corp. (Electronic Components)	1,389
9,900	Kyushu Electric Power Co., Inc. (Electric Utilities)	141
5,900	Lawson, Inc. (Food Retail)	371
163,592	Marubeni Corp. (Trading Companies & Distributors)	1,180
4,600	Maruichi Steel Tube Ltd. (Steel)	107
134,324	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	717
223,800	Mitsubishi Corp. (Trading Companies & Distributors)	5,193
234,000	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	2,070
22,200	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	311
452,960	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	2,255
341,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	5,592
81,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	246
954,798	Mizuho Financial Group, Inc. (Diversified Banks)	1,558
14,100	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	289
143,700	Murata Manufacturing Co. Ltd. (Electronic Components)	8,518

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
96,000	Nachi-Fujikoshi Corp. (Industrial Machinery)	$551
24,600	Net One Systems Co. Ltd. (IT Consulting & Other Services)	300
216,155	NGK Insulators Ltd. (Industrial Machinery)	3,085
12,426	Nintendo Co. Ltd. (Home Entertainment Software)	1,870
15	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	142
84,000	Nippon Express Co. Ltd. (Trucking)	328
89,000	Nippon Sheet Glass Co. Ltd. (Building Products)	137
48,400	Nippon Telegraph and Telephone Corp. (Integrated Telecommunication Services)	2,196
246,300	Nissan Motor Co. Ltd. (Automobile Manufacturers)	2,622
6,350	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	574
16,356	Nitto Denko Corp. (Specialty Chemicals)	659
9,200	NKSJ Holdings, Inc. (Property & Casualty Insurance)	206
7	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	42
10,000	Nomura Research Institute Ltd. (IT Consulting & Other Services)	248
47,483	NTN Corp. (Industrial Machinery)	201
125	NTT Data Corp. (IT Consulting & Other Services)	439
1,826	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,032
84,371	Oji Paper Co. Ltd. (Paper Products)	408
8,174	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	455
71,600	Oracle Corp. Japan (Systems Software)	2,721
15,490	ORIX Corp. (Consumer Finance)	1,479
46,000	Osaka Gas Co. Ltd. (Gas Utilities)	185
1,569	Otsuka Corp. (IT Consulting & Other Services)	128
46,700	Resona Holdings, Inc. (Regional Banks)	215
66,428	Ricoh Co. Ltd. (Office Electronics)	646
61,319	Sankyo Co. Ltd. (Leisure Products)	3,008
7,300	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	312
134,900	Sapporo Hokuyo Holdings, Inc. (Regional Banks)	497
21,100	Sega Sammy Holdings, Inc. (Leisure Products)	442
57,000	Sekisui House Ltd. (Homebuilding)	559
74,600	Seven & I Holdings Co. Ltd. (Food Retail)	2,216
4,500	Shikoku Electric Power Co., Inc. (Electric Utilities)	127
87,200	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	5,037
29,573	Shionogi & Co. Ltd. (Pharmaceuticals)	409
35,670	Shiseido Co. Ltd. (Personal Products)	616
38,000	Shizuoka Gas Co. Ltd. (Gas Utilities)	271
18,670	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	119
44,500	SMC Corp. (Industrial Machinery)	7,077
555,550	SOFTBANK Corp. (Wireless Telecommunication Services)	16,428
660,400	Sony Financial Holdings, Inc. (Life & Health Insurance)	11,732
65,200	Start Today Co. Ltd. (Internet Retail)	1,202
360,827	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	1,535
277,623	Sumitomo Corp. (Trading Companies & Distributors)	4,013
49,800	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	682
166,476	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	5,478
77,000	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	246
15,830	Sumitomo Real Estate Sales Co. Ltd. (Real Estate Services)	740
57,500	Suzuki Motor Corp. (Automobile Manufacturers)	1,374
126,000	Sysmex Corp. (Health Care Equipment)	5,086
101,000	Taisei Corp. (Construction & Engineering)	264
78,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,445
27,300	TDK Corp. (Electronic Components)	1,547
30,000	The Bank of Yokohama Ltd. (Regional Banks)	150
7,300	The Chugoku Electric Power Co., Inc. (Electric Utilities)	136
79,000	The Higo Bank Ltd. (Regional Banks)	468
18,600	The Kansai Electric Power Co., Inc. (Electric Utilities)	288
63,000	The San-in Godo Bank Ltd. (Regional Banks)	499
48,900	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,342
112,700	Tokyo Electron Ltd. (Semiconductor Equipment)	6,449
129,966	Tokyo Gas Co. Ltd. (Gas Utilities)	613
246,000	Tokyo Tatemono Co. Ltd. (Diversified Real Estate Activities)	996
28,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	258
55,000	Toppan Printing Co. Ltd. (Commercial Printing)	429
119,000	Toshiba Corp. (Computer Hardware)	523
50,631	Tosoh Corp. (Commodity Chemicals)	141
79,000	Toyo Ink SC Holdings Co. Ltd. (Specialty Chemicals)	326
338,000	Toyota Motor Corp. (Automobile Manufacturers)	14,582
21,000	Toyota Tsusho Corp. (Trading Companies & Distributors)	428
100,699	Trend Micro, Inc. (Systems Software)	3,095
5,900	Tsumura & Co. (Pharmaceuticals)	170
164,000	UNY Co. Ltd. (Hypermarkets & Super Centers)	1,776
2,173	USS Co. Ltd. (Automotive Retail)	220
27,700	West Japan Railway Co. (Railroads)	1,113
4,675	Yahoo Japan Corp. (Internet Software & Services)	1,513
34,000	Zeon Corp. (Specialty Chemicals)	315
		323,041
	Jersey — 0.93%
371,876	Glencore International PLC (Diversified Metals & Mining) (a)	2,316
324,538	Petrofac Ltd. (Oil & Gas Equipment & Services)	9,031

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Jersey (continued)
207,502	Shire PLC (Pharmaceuticals)	$6,704
		18,051
	Luxembourg — 0.27%
391,800	Samsonite International SA (Apparel, Accessories & Luxury Goods) (a)(b)	712
184,121	SES - FDR, Class - A (Cable & Satellite)	4,568
		5,280
	Netherlands — 5.90%
404,502	Akzo Nobel NV (Diversified Chemicals)	23,879
120,186	ASML Holding NV (Semiconductor Equipment)	6,007
30,672	ASML Holding NV - NYS (Semiconductor Equipment)	1,538
1,478	Corio NV (Retail Real Estate Investment Trusts)	78
54,170	European Aeronautic Defence and Space Co. (Aerospace & Defense)	2,218
88,176	Fugro NV (Oil & Gas Equipment & Services)	6,281
152,744	Gemalto NV (Computer Storage & Peripherals)	10,080
198,082	ING Groep NV (Other Diversified Financial Services) (b)	1,650
6,966	Koninklijke Boskalis Westminster NV (Construction & Engineering)	262
59,402	Koninklijke DSM NV (Diversified Chemicals)	3,437
314,557	Koninklijke KPN NV (Integrated Telecommunication Services)	3,460
99,433	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,015
68,444	Koninklijke Vopak NV (Marine Ports & Services)	3,942
1,318,735	Reed Elsevier NV (Publishing)	16,840
95,038	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	3,319
1,130,136	TNT NV (Air Freight & Logistics)	6,978
592,977	Unilever NV (Packaged Foods & Meats)	20,175
110,296	Wolters Kluwer NV (Publishing)	2,088
26,099	Ziggo NV (Alternative Carriers) (a)(b)	814
		115,061
	New Zealand — 0.02%
187,741	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	373
	Nigeria — 0.06%
1,980,474	Nigerian Breweries PLC (Brewers)	1,225
	Norway — 0.34%
46,996	DNB ASA (Diversified Banks)	604
18,705	Fred. Olsen Energy ASA (Oil & Gas Drilling)	734
9,754	Gjensidige Forsikring ASA (Multi-line Insurance)	115
150,547	Orkla ASA (Industrial Conglomerates)	1,192
136,809	Statoil ASA (Integrated Oil & Gas)	3,717
6,867	Yara International ASA (Fertilizers & Agricultural Chemicals)	328
		6,690
	Papua New Guinea — 0.18%
494,204	Oil Search Ltd. (Oil & Gas Exploration & Production) (a)	3,567
	Poland — 0.04%
124,549	Telekomunikacja Polska SA (Integrated Telecommunication Services)	685
	Portugal — 0.01%
93,082	EDP - Energias de Portugal SA (Electric Utilities)	271
	Russia — 0.29%
421,867	Gazprom OAO - Sponsored GDR, Registered Shares (Integrated Oil & Gas)	5,218
36,518	Sberbank of Russia - Sponsored ADR (Diversified Banks) (b)	489
		5,707
	Singapore — 2.01%
85,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	137
104,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	149
181,944	City Developments Ltd. (Diversified Real Estate Activities)	1,643
449,527	DBS Group Holdings Ltd. (Diversified Banks)	5,072
2,619,907	Genting Singapore PLC (Casinos & Gaming) (b)	3,554
1,625,000	Golden Agri-Resources Ltd. (Agricultural Products)	1,015
1,009,297	Hutchison Port Holdings Trust (Marine Ports & Services)	772
525,000	Keppel Corp. Ltd. (Industrial Conglomerates)	4,591
1,401,897	Olam International Ltd. (Food Distributors)	2,633
555,000	SembCorp Industries Ltd. (Industrial Conglomerates)	2,332
1,693,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	7,113
841,291	Singapore Airlines Ltd. (Airlines)	7,210
41,399	Singapore Exchange Ltd. (Specialized Finance)	229
295,764	Singapore Press Holdings Ltd. (Publishing)	923
769,784	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)	1,930
		39,303
	South Korea — 2.34%
26,600	Hana Financial Group, Inc. (Diversified Banks)	1,003
94,220	Hynix Semiconductor, Inc. (Semiconductors) (b)	2,433
21,193	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	6,014
5,206	Hyundai Mobis (Auto Parts & Equipment)	1,317
192,401	KT&G Corp. (Tobacco)	13,654
14,317	LG Chem Ltd. (Commodity Chemicals)	4,676
19,181	NHN Corp. (Internet Software & Services)	4,402
9,190	Samsung C&T Corp. (Trading Companies & Distributors)	644
10,248	Samsung Electronics Co. Ltd. (Semiconductors)	11,533
		45,676
	Spain — 1.83%
38,287	ACS, Actividades de Construccion y Servicios SA (Construction & Engineering)	980

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
57,020	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	$454
1,495,845	Banco Santander SA (Diversified Banks)	11,509
619	Construcciones y Auxiliar de Ferrocarriles SA (Construction & Farm Machinery & Heavy Trucks)	336
453,403	Enagas (Gas Utilities)	8,725
125,024	Grifols SA (Biotechnology) (b)	2,667
26,628	Indra Sistemas SA (IT Consulting & Other Services)	326
13,799	Industria de Diseno Textil SA (Apparel Retail)	1,322
31,965	Red Electrica Corporacion SA (Electric Utilities)	1,564
15,485	Repsol YPF SA (Integrated Oil & Gas)	388
178,848	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	7,449
		35,720
	Sweden — 2.38%
199,492	Assa Abloy AB, Class - B (Building Products)	6,268
112,450	Atlas Copco AB, A Shares (Industrial Machinery)	2,722
8,406	Elekta AB, B Shares (Health Care Equipment)	426
333,509	Hennes & Mauritz AB, B Shares (Apparel Retail)	12,073
5,624	Holmen AB, B Shares (Paper Products)	154
47,592	Husqvarna AB, B Shares (Household Appliances)	287
3,135	Industrivarden AB, C Shares (Multi-Sector Holdings)	47
5,475	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	127
12,127	Investor AB, B Shares (Diversified Capital Markets)	269
19,252	JM AB (Homebuilding)	357
74,133	Lundin Petroleum AB (Oil & Gas Exploration & Production) (b)	1,590
70,041	Nordea Bank AB (Diversified Banks)	637
5,101	Ratos AB, B Shares (Asset Management & Custody Banks)	71
95,700	Sandvik AB (Industrial Machinery)	1,382
33,347	Securitas AB, B Shares (Security & Alarm Services)	322
939,097	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	6,674
42,591	Skanska AB, B Shares (Construction & Engineering)	739
61,565	Svenska Cellulosa AB, B Shares (Paper Products)	1,067
119,618	Svenska Handelsbanken AB, A Shares (Diversified Banks)	3,815
83,653	Swedbank AB, A Shares (Diversified Banks)	1,300
59,412	Tele2 AB, B Shares (Integrated Telecommunication Services)	1,213
320,727	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	3,324
115,286	TeliaSonera AB (Integrated Telecommunication Services)	804
59,000	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks)	860
		46,528
	Switzerland — 8.42%
61,550	Adecco SA (Human Resource & Employment Services)	3,226
1,678	Baloise Holding AG - Registered (Multi-line Insurance)	135
189,909	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	11,911
17,574	Credit Suisse Group AG (Diversified Capital Markets)	501
26,138	DKSH Holding Ltd. (Advertising) (b)	1,401
14,141	Givaudan SA - Registered (Specialty Chemicals)	13,633
38,651	Holcim Ltd. - Registered (Construction Materials)	2,523
7,104	Lonza Group AG - Registered (Life Sciences Tools & Services)	367
486,174	Nestle SA (Packaged Foods & Meats)	30,601
441,283	Novartis AG - Registered (Pharmaceuticals)	24,431
955	Pargesa Holding SA (Multi-Sector Holdings)	69
169,868	Roche Holding AG - Genusscheine (Pharmaceuticals)	29,573
298	SGS SA - Registered (Research and Consulting Services)	580
11,340	Sonova Holding AG - Registered (Health Care Equipment)	1,260
12,197	Swiss Re AG (Reinsurance)	779
8,750	Swisscom AG - Registered (Integrated Telecommunication Services)	3,538
15,421	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	5,333
59,763	Temenos Group AG - Registered (Application Software) (b)	1,106
18,388	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	8,467
25,705	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	2,067
25,681	Transocean Ltd. (Oil & Gas Drilling)	1,402
809,553	UBS AG - Registered (Diversified Capital Markets) (b)	11,349
37,451	Zurich Financial Services AG (Multi-line Insurance)	10,068
		164,320
	Taiwan — 0.22%
8,428	Asustek Computer, Inc. - Sponsored GDR, Registered Shares (Computer Hardware) *	398
38,525	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR, Registered Shares (Electronic Manufacturing Services)	254
235,500	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	3,598
		4,250
	United Kingdom — 17.57%
45,364	Anglo American PLC (Diversified Metals & Mining)	1,696
21,653	Antofagasta PLC (Diversified Metals & Mining)	399
32,539	ARM Holdings PLC (Semiconductors)	308
127,952	AstraZeneca PLC (Pharmaceuticals)	5,687

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,213,551	Aviva PLC (Multi-line Insurance)	$6,434
381,286	BAE Systems PLC (Aerospace & Defense)	1,829
1,611,498	Balfour Beatty PLC (Construction & Engineering)	7,358
3,764,433	Barclays PLC (Diversified Banks)	14,163
286,867	BG Group PLC (Integrated Oil & Gas)	6,643
224,819	BHP Billiton PLC (Diversified Metals & Mining)	6,859
1,403,263	BP PLC (Integrated Oil & Gas)	10,381
516,064	British American Tobacco PLC (Tobacco)	26,003
24,830	British Land Co. PLC (Diversified Real Estate Investment Trusts)	191
265,564	British Sky Broadcasting Group PLC (Cable & Satellite)	2,871
663,993	BT Group PLC (Integrated Telecommunication Services)	2,404
48,721	Burberry Group PLC (Apparel, Accessories & Luxury Goods)	1,166
381,066	Cable & Wireless Worldwide PLC (Alternative Carriers)	207
106,993	Capita PLC (Human Resource & Employment Services)	1,253
16,443	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	87
20,019	Carnival PLC (Hotels, Resorts & Cruise Lines)	640
152,099	Centrica PLC (Multi-Utilities)	770
297,505	Diageo PLC (Distillers & Vintners)	7,149
40,500	Ensco PLC - Sponsored ADR (Oil & Gas Drilling)	2,144
389,971	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	3,695
73,975	FirstGroup PLC (Railroads)	281
54,770	Fresnillo PLC (Precious Metals & Minerals)	1,400
1,074,106	GKN PLC (Auto Parts & Equipment)	3,540
492,906	GlaxoSmithKline PLC (Pharmaceuticals)	11,009
20,918	Hammerson PLC (Retail Real Estate Investment Trusts)	139
3,049,945	HSBC Holdings PLC (Diversified Banks)	27,062
1,106,718	HSBC Holdings PLC (HK) (Diversified Banks)	9,763
16,205	ICAP PLC (Investment Banking & Brokerage)	102
643,913	Imperial Tobacco Group PLC (Tobacco)	26,106
15,793	Investec PLC (Diversified Capital Markets)	97
143,524	J Sainsbury PLC (Food Retail)	715
12,432	John Wood Group PLC (Oil & Gas Equipment & Services)	142
101,363	Johnson Matthey PLC (Specialty Chemicals)	3,824
387,513	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	4,478
172,653	Legal & General Group PLC (Life & Health Insurance)	361
1,405,594	Lloyds Banking Group PLC (Diversified Banks) (b)	755
186,457	Marks & Spencer Group PLC (Department Stores)	1,130
717,999	Michael Page International PLC (Human Resource & Employment Services)	5,512
242,786	National Grid PLC (Multi-Utilities)	2,448
15,413	Pearson PLC (Publishing)	287
247,181	Premier Farnell PLC (Technology Distributors)	848
120,521	Premier Oil PLC (Oil & Gas Exploration & Production) (b)	756
40,044	Provident Financial PLC (Consumer Finance)	734
964,870	Prudential PLC (Life & Health Insurance)	11,535
5,569	RecKitt Benckiser Group PLC (Household Products)	315
143,091	Reed Elsevier PLC (Publishing)	1,270
40,464	Resolution Ltd. (Life & Health Insurance)	169
1,143,233	Rexam PLC (Metal & Glass Containers)	7,827
180,419	Rio Tinto PLC (Diversified Metals & Mining)	9,943
756,114	Rolls-Royce Holdings PLC (Aerospace & Defense)	9,819
54,756	Rotork PLC (Industrial Machinery)	1,794
1,972,194	Royal Bank of Scotland Group PLC (Diversified Banks) (b)	872
160,203	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	5,608
105,514	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	3,712
103,802	RSA Insurance Group PLC (Multi-line Insurance)	174
186,111	SABMiller PLC (Brewers)	7,469
21,807	SEGRO PLC (Industrial Real Estate Investment Trusts)	82
6,986	Severn Trent PLC (Water Utilities)	172
6,500	Shire PLC - Sponsored ADR (Pharmaceuticals)	616
72,390	Spirax-Sarco Engineering PLC (Industrial Machinery)	2,419
27,591	SSE PLC (Electric Utilities)	586
282,672	Standard Chartered PLC (Diversified Banks)	7,052
69,204	Standard Life PLC (Life & Health Insurance)	254
273,367	Tate & Lyle PLC (Packaged Foods & Meats)	3,082
3,246,126	Tesco PLC (Food Retail)	17,132
154,785	The Sage Group PLC (Application Software)	741
27,142	The Weir Group PLC (Industrial Machinery)	766
185,080	Tullow Oil PLC (Oil & Gas Exploration & Production)	4,520
121,270	Unilever PLC (Packaged Foods & Meats)	4,003
20,047	United Utilities Group PLC (Multi-Utilities)	193
5,077,769	Vodafone Group PLC (Wireless Telecommunication Services)	13,984
40,885	WH Smith PLC (Specialty Stores)	356
104,118	Whitbread PLC (Restaurants)	3,071
255,126	William Morrison Supermarkets PLC (Food Retail)	1,216
501,389	WPP PLC (Broadcasting)	6,852
199,224	Xstrata PLC (Diversified Metals & Mining)	3,403
		342,833
	United States — 0.16%
49,381	Accenture PLC, Class - A (IT Consulting & Other Services)	3,185
	Total Common Stocks	1,897,321

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 0.17%
	Germany — 0.17%
5,050	Fuchs Petrolub AG - Preferred (Oil & Gas Exploration & Production)	$282
41,751	Henkel AG & Co. KGaA - Preferred (Household Products)	3,059
	Total Preferred Stocks	3,341
	Time Deposit — 1.69%
$33,063	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	33,063
	Total Time Deposit	33,063
	Mutual Funds — 0.05%
	United States — 0.05%
100	Alliance Money Market Fund Prime Portfolio, 0.13% (c)	—
824,000	SSgA U.S. Government Money Market 0.00% (d)	824
	Total Mutual Funds	824
	Total Investments
	(cost $1,787,078) — 99.15%	1,934,549
	Other assets in excess of liabilities — 0.85%	16,627
	Net Assets — 100.00%	$1,951,176

*	Security was fair valued on March 31, 2012, and represents a Level 2 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	The rate disclosed is the rate in effect on March 31, 2012.
(d)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2012.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	SSgA Funds Management, Inc.	Total

Common Stocks	23.98%	24.46%	24.45%	9.03%	15.32%	97.24%
Preferred Stocks	0.16%	0.01%	-	-	-	0.17%
Time Deposit	0.53%	0.59%	0.57%	-	-	1.69%
Mutual Funds	-	-	-	0.05%	-	0.05%
Other Assets (Liabilities)	0.56%	0.04%	0.14%	0.09%	0.02%	0.85%
Total Net Assets	25.23%	25.10%	25.16%	9.17%	15.34%	100.00%

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2012.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/12 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
7,100,200	Euro	State Street Brokerage	4/25/12	$9,243	$9,469	$(226)
7,984,300	Euro	Mellon Bank	4/25/12	10,548	10,648	(100)
7,993,400	Euro	Mellon Bank	4/25/12	10,763	10,661	102
719,272	Euro	Bank of America	4/10/12	949	959	(10)
3,141,269	Euro	Bank of America	4/13/12	4,121	4,189	(68)
697,459,000	Japanese Yen	Credit Suisse	4/27/12	8,422	8,430	(8)
	Total Currencies Sold			$44,046	$44,356	$(310)
	Net Unrealized Appreciation/(Depreciation)					$(310)

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.16%
	Bermuda — 0.41%
1,720,000	Cosco Pacific Ltd. (Marine Ports & Services)	$2,596
	Brazil — 13.57%
181,128	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	3,170
199,513	Banco do Brasil SA (Diversified Banks)	2,835
110,753	Banco do Estado do Rio Grande do Sul SA (Diversified Banks)	1,196
462,360	Banco Santander Brasil SA - Sponsored ADR (Diversified Banks)	4,240
158,000	BM&F BOVESPA SA (Specialized Finance)	969
80,500	BR Properties SA (Diversified Real Estate Activities)	1,029
90,400	Brasil Insurance Participacoes e Adminstracao SA (Insurance Brokers)	971
31,100	BRF - Brazil Foods SA (Packaged Foods & Meats)	614
292,900	Centrais Eletricas Brasileiras SA (Electric Utilities)	2,722
42,400	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Sponsored ADR (Water Utilities)	3,249
39,300	Cia. Hering SA (Apparel Retail)	1,015
137,100	Companhia de Bebidas das Americas - Sponsored ADR (Brewers)	5,665
137,700	Companhia de Tecidos Norte de Minas (Textiles)	320
5,000	Fibria Celulose SA (Paper Products)	41
190,500	Fibria Celulose SA - Sponsored ADR (Paper Products)	1,598
236,600	Gafisa SA - Sponsored ADR (Homebuilding)	1,117
5,230	Gerdau SA - Sponsored ADR (Steel)	50
113,900	Grendene SA (Footwear)	605
365,197	Itau Unibanco Holding SA (Diversified Banks)	6,985
26,050	Itau Unibanco Holding SA - Sponsored ADR (Diversified Banks)	500
116,531	Itausa - Investimentos Itau SA - Preferred (Diversified Banks)	720
436,000	JBS SA (Packaged Foods & Meats)	1,816
296,700	Magnesita Refratarios SA (Construction Materials)	1,111
250,900	PDG Realty SA Empreendimentos e Participacoes (Diversified Real Estate Investment Trusts)	865
623,330	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	16,556
156,860	Porto Seguro SA (Multi-line Insurance)	1,702
201,800	Redecard SA (Data Processing & Outsourced Services)	3,921
99,100	Souza Cruz SA (Tobacco)	1,510
47,500	Sul America SA (Multi-line Insurance)	440
258,430	Tele Norte Leste Participacoes SA - Sponsored ADR (Integrated Telecommunication Services)	2,933
103,100	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	2,246
614,450	Vale SA - Sponsored ADR (Steel)	14,335
		87,046
	Cayman Islands — 0.34%
519,500	Asia Cement China Holdings Corp. (Construction Materials)	261
294,000	China Mengniu Dairy Co. Ltd. (Packaged Foods & Meats)	861
641,000	China Shanshui Cement Group Ltd. (Construction Materials)	506
518,000	Dongyue Group (Specialty Chemicals)	476
81,500	Intime Department Store Group Co. Ltd. (Department Stores)	102
		2,206
	China — 11.56%
1,195,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks)	512
8,496,100	Bank of China Ltd., H Shares (Diversified Banks)	3,425
4,208,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	2,433
3,611,500	BYD Electronic International Co. Ltd. (Communications Equipment)	1,088
1,933,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	2,168
576,000	China Communications Construction Co. Ltd., H Shares (Construction & Engineering)	578
8,881,250	China Construction Bank Corp., H Shares (Diversified Banks)	6,862
1,854,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	4,811
1,262,000	China Minsheng Banking Corp. Ltd., H Shares (Diversified Banks)	1,143
55,720	China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	3,069
470,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	593
2,950,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	3,214
4,271,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	935
1,398,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	870
4,034,000	China Railway Group Ltd., H Shares (Construction & Engineering)	1,294
2,218,000	China Telecom Corp. Ltd., H Shares (Integrated Telecommunication Services)	1,228
888,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,603
212,000	ENN Energy Holdings Ltd. (Gas Utilities)	732
3,909,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)	765
2,743,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	2,720
88,984	Huaneng Power International, Inc. - Sponsored ADR (Electric Utilities)	1,951
792,000	Huaneng Power International, Inc., H Shares (Electric Utilities)	430
13,309,440	Industrial and Commercial Bank of China Ltd., H Shares (Diversified Banks)	8,587
87,800	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	469
344,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	791
658,000	Lianhua Supermarket Holdings Ltd., H shares (Hypermarkets & Super Centers)	748

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
36,800	New Oriental Education & Technology Group, Inc. - Sponsored ADR (Education Services) (a)	$1,011
18,470	PetroChina Co. Ltd. - Sponsored ADR (Integrated Oil & Gas)	2,596
2,588,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	3,659
1,132,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	1,347
130,000	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	983
10,346,000	Renhe Commercial Holdings (Real Estate Operating Companies)	719
1,054,000	Shanghai Electric Group Co. Ltd., H Shares (Heavy Electrical Equipment)	536
336,000	Shimao Property Holdings Ltd. (Real Estate Development)	359
5,013,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	936
1,236,500	Soho China Ltd. (Real Estate Development)	896
133,500	Tencent Holdings Ltd. (Internet Software & Services)	3,724
622,000	TPV Technology Ltd. (Computer Storage & Peripherals)	148
1,309,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	674
476,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	1,032
253,000	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	424
2,756,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	2,059
		74,122
	Czech Republic — 0.91%
76,772	CEZ A/S (Electric Utilities)	3,302
10,476	Komercni Banka A/S (Diversified Banks)	2,088
20,674	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	434
		5,824
	Egypt — 0.25%
392,830	Commercial International Bank Egypt SAE (Diversified Banks)	1,625
	Hong Kong — 4.01%
754,000	Agile Property Holdings Ltd. (Real Estate Development)	870
285,000	Anta Sports Products Ltd. (Apparel, Accessories & Luxury Goods)	297
9,478,000	China Dongxiang Group Co. (Apparel, Accessories & Luxury Goods)	1,562
817,000	China Mobile Ltd. (Wireless Telecommunication Services)	8,990
286,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	530
1,876,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	3,856
2,967,337	Evergrande Real Estate Group Ltd. (Real Estate Development)	1,590
744,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	887
114,500	Hengan International Group Co. Ltd. (Personal Products)	1,157
1,842,000	Lenovo Group Ltd. (Computer Hardware)	1,658
472,263	NWS Holdings Ltd. (Industrial Conglomerates)	723
786,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	2,424
118,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	341
178,000	Weichai Power Co. Ltd., H Shares (Construction & Farm Machinery & Heavy Trucks)	831
		25,716
	Hungary — 0.04%
1,430	Richter Gedeon Nyrt (Pharmaceuticals)	245
	India — 6.46%
23,706	ACC Ltd. (Construction Materials)	633
149,552	Ambuja Cements Ltd. (Construction Materials)	506
22,081	Axis Bank Ltd. (Diversified Banks)	497
18,939	Bajaj Auto Ltd. (Motorcycle Manufacturers)	624
175,800	Bank of India (Diversified Banks)	1,251
22,480	Cairn India Ltd. (Oil & Gas Exploration & Production)	147
7,365	Dr. Reddy's Laboratories Ltd. (Pharmaceuticals)	255
37,360	GAIL India Ltd. (Gas Utilities)	276
40,980	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	249
21,388	HCL Technologies Ltd. (IT Consulting & Other Services)	203
128,469	HDFC Bank Ltd. (Diversified Banks)	1,311
294,390	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	1,754
105,347	Hindustan Unilever Ltd. (Household Products)	848
63,732	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	842
45,536	ICICI Bank Ltd. (Diversified Banks)	796
22,920	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	799
971,664	India Cements Ltd. (Construction Materials)	2,126
58,910	India Cements Ltd. - Sponsored GDR (Construction Materials) (b)*	258
50,687	IndusInd Bank Ltd. (Diversified Banks)	320
23,730	Infosys Technologies Ltd. (IT Consulting & Other Services)	1,335
234,531	ITC Ltd. (Tobacco)	1,045
282,807	Jaiprakash Associates Ltd. (Industrial Conglomerates)	454
338,670	Jubilant Life Sciences Ltd. (Diversified Chemicals)	1,328
47,447	Kotak Mahindra Bank Ltd. (Other Diversified Financial Services)	508
12,749	Larsen & Toubro Ltd. (Construction & Engineering)	328
60,269	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	312
21,083	Maruti Suzuki India Ltd. (Automobile Manufacturers)	559
318,830	NMDC Ltd. (Diversified Metals & Mining)	1,008
91,351	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	481

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
371,702	Oriental Bank of Commerce (Diversified Banks)	$1,843
350,556	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	5,165
86,290	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing) (b)*	2,543
82,094	Reliance Power Ltd. (Independent Power Producers & Energy Traders)	189
542,760	Rolta India Ltd. (IT Consulting & Other Services)	1,000
57,050	Rolta India Ltd. - Sponsored GDR (IT Consulting & Other Services) (b)*	105
3,010	State Bank of India - Sponsored GDR (Diversified Banks) (b)*	248
76,144	State Bank of India Ltd. (Diversified Banks)	3,134
395,590	Steel Authority of India Ltd. (Steel)	732
76,950	Sterlite Industries (India) Ltd. - Sponsored ADR (Diversified Metals & Mining)	657
757,650	Sterlite Industries India Ltd. (Diversified Metals & Mining)	1,652
62,680	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	701
40,267	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	924
188,311	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,017
16,144	Ultra Tech Cement Ltd. (Construction Materials)	480
		41,443
	Indonesia — 2.79%
2,435,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	480
265,000	PT Astra International Tbk (Automobile Manufacturers)	2,144
2,121,000	PT Bank Central Asia Tbk (Diversified Banks)	1,857
913,500	PT Bank Mandiri Tbk (Diversified Banks)	685
2,654,000	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	1,162
2,005,000	PT Bank Rakyat Indonesia Tbk (Diversified Banks)	1,525
3,352,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	862
1,561,500	PT Charoen Pokphand Indonesia Tbk (Agricultural Products)	470
78,500	PT Gudang Garam Tbk (Tobacco)	473
2,677,500	PT Indosat Tbk (Wireless Telecommunication Services)	1,479
4,214,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	991
2,331,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	969
414,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	556
3,827,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	2,931
364,000	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	1,314
		17,898
	Malaysia — 0.77%
128,500	AirAsia Berhad (Airlines)	145
129,300	Alliance Financial Group Berhad (Diversified Banks)	164
60,600	Berjaya Sports Toto Berhard (Casinos & Gaming)	86
11,300	British American Tobacco Malaysia Berhad (Tobacco)	209
189,800	Digi.com Berhad (Wireless Telecommunication Services)	252
57,400	Genting Berhad (Casinos & Gaming)	203
28,900	Hong Leong Financial Group Berhad (Diversified Banks)	116
124,400	Malayan Banking Berhad (Diversified Banks)	360
119,000	Petronas Chemicals Group Berhad (Commodity Chemicals)	262
25,200	Petronas Gas Berhad (Gas Utilities)	139
67,800	RHB Capital Berhad (Diversified Banks)	171
110,500	Sime Darby Berhad (Other Diversified Financial Services)	352
114,100	Telekom Malaysia Berhad (Integrated Telecommunication Services)	198
1,062,600	Tenaga Nasional Berhad (Electric Utilities)	2,231
25,700	UMW Holdings Berhad (Auto Parts & Equipment)	61
		4,949
	Mexico — 2.81%
88,800	Alfa SAB, Class - A (Industrial Conglomerates)	1,279
285,940	America Movil SAB de CV, Series L - Sponsored ADR (Wireless Telecommunication Services)	7,100
18,800	Compartamos SAB de CV (Consumer Finance)	21
1,374,200	Consorcio ARA SAB de CV (Homebuilding)	462
54,530	Desarrolladora Homex SA de CV - Sponsored ADR (Homebuilding)	1,023
21,700	Fomento Economico Mexicano SAB de CV - Sponsored ADR (Soft Drinks)	1,785
529,700	Grupo Financiero Banorte SAB de CV (Diversified Banks)	2,355
602,677	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	1,903
14,700	Grupo Televisa SA - Sponsored ADR (Broadcasting)	310
23,790	Industrias Penoles SA de CV (Precious Metals & Minerals)	1,155
190,200	Wal-Mart de Mexico SAB de CV, Series V (Hypermarkets & Super Centers)	638
		18,031
	Peru — 1.07%
77,500	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	3,124
28,200	Credicorp Ltd. (Diversified Banks)	3,717
		6,841
	Philippines — 0.97%
610,000	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	482
602,600	Ayala Land, Inc. (Diversified Real Estate Activities)	291
401,489	Bank of the Philippine Islands (Diversified Banks)	692

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines (continued)
4,611,100	Energy Development Corp. (Independent Power Producers & Energy Traders)	$645
181,750	First Philippine Holdings Corp. (Electric Utilities)	275
2,932,000	Metro Pacific Investments Corp. (Multi-Sector Holdings)	283
377,029	Metropolitan Bank & Trust Co. (Diversified Banks)	767
10,700	Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)	666
73,380	SM Investments Corp. (Industrial Conglomerates)	1,128
1,512,800	SM Prime Holdings, Inc. (Real Estate Operating Companies)	596
289,100	Universal Robina Corp. (Packaged Foods & Meats)	424
		6,249
	Poland — 1.37%
113,670	Asseco Poland SA (Systems Software)	1,825
32,866	Bank Pekao SA (Diversified Banks)	1,640
32,050	KGHM Polska Miedz SA (Diversified Metals & Mining)	1,477
106,454	PGE SA (Electric Utilities)	661
119,545	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing)	1,438
253,040	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas)	329
9,420	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	986
75,186	Telekomunikacja Polska SA (Integrated Telecommunication Services)	414
		8,770
	Russia — 7.31%
888,215	Gazprom - Sponsored ADR (Integrated Oil & Gas)	10,836
590,350	Gazprom OAO - Sponsored GDR, Registered Shares (Integrated Oil & Gas)	7,303
70,137	Globaltrans Investment PLC (Railroads)	1,199
14,133	LUKOIL (Integrated Oil & Gas) *	880
128,500	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	7,813
75,400	Mobile TeleSystems OJSC - Sponsored ADR (Wireless Telecommunication Services)	1,383
14,155	NovaTek OAO - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	1,918
10,329	Pharmstandard - Registered Shares GDR (Pharmaceuticals)	183
306,759	Rosneft Oil Co. (Integrated Oil & Gas) *	2,198
1,552,293	Sberbank (Diversified Banks)	5,208
122,315	Severstal (Diversified Metals & Mining)	1,713
65,377	Sistema JSFC (Wireless Telecommunication Services)	1,287
46,294	Tatneft - Sponsored ADR (Oil & Gas Exploration & Production)	1,889
20,316	Uralkali - Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	766
206,280	VimpelCom Ltd. - Sponsored ADR (Wireless Telecommunication Services)	2,302
		46,878
	South Africa — 6.28%
255,839	African Bank Investments Ltd. (Other Diversified Financial Services)	1,331
52,716	Anglo Platinum Ltd. (Precious Metals & Minerals)	3,674
9,099	AngloGold Ashanti Ltd. (Gold)	335
112,770	Barloworld Ltd. (Trading Companies & Distributors)	1,472
27,740	Exxaro Resources Ltd. (Diversified Metals & Mining)	717
488,694	FirstRand Ltd. (Other Diversified Financial Services)	1,512
72,870	Gold Fields Ltd. (Gold)	999
191,881	Growthpoint Properties Ltd. (Specialized Real Estate Investment Trusts)	501
42,483	Imperial Holdings Ltd. (Distributors)	860
64,699	Investec Ltd. (Diversified Capital Markets)	398
216,610	JD Group Ltd. (Home Improvement Retail)	1,400
31,470	Kumba Iron Ore Ltd. (Steel)	2,161
32,626	Liberty Holdings Ltd. (Life & Health Insurance)	385
237,847	Life Healthcare Group Holdings Pte Ltd. (Health Care Facilities)	776
182,076	MMI Holdings Ltd. (Life & Health Insurance)	421
117,809	MTN Group Ltd. (Wireless Telecommunication Services)	2,076
553,470	Murray & Roberts Holdings Ltd. (Construction & Engineering)	2,030
11,476	Naspers Ltd., N Shares (Cable & Satellite)	646
18,134	Nedbank Group Ltd. (Diversified Banks)	388
98,816	Pretoria Portland Cement Co. Ltd. (Construction Materials)	423
34,615	Remgro Ltd. (Multi-Sector Holdings)	603
38,290	Samsung Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,276
156,675	Sanlam Ltd. (Life & Health Insurance)	679
151,570	Sappi Ltd. (Paper Products)	562
64,140	Sasol Ltd. (Integrated Oil & Gas)	3,102
29,201	Shoprite Holdings Ltd. (Hypermarkets & Super Centers)	523
459,698	Standard Bank Group Ltd. (Diversified Banks)	6,682
412,973	Telkom South Africa Ltd. (Integrated Telecommunication Services)	1,294
30,705	Tiger Brands Ltd. (Packaged Foods & Meats)	1,079
47,531	Truworths International Ltd. (Apparel Retail)	501
62,894	Vodacom Group Ltd. (Wireless Telecommunication Services)	888
95,512	Woolworths Holdings Ltd. (Department Stores)	600
		40,294
	South Korea — 15.15%
2,958	CJ Cheiljedang Corp. (Packaged Foods & Meats)	877
12,490	Daelim Industrial Co. Ltd. (Construction & Engineering)	1,351

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
20,730	DGB Financial Group, Inc. (Regional Banks)	$272
26,860	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	1,161
2,972	Doosan Corp. (Industrial Conglomerates)	396
1,556	GLOVIS Co. Ltd. (Air Freight & Logistics)	280
62,200	Grand Korea Leisure Co. Ltd. (Casinos & Gaming)	1,200
12,672	GS Holdings (Oil & Gas Refining & Marketing)	726
52,110	Hana Financial Group, Inc. (Diversified Banks)	1,964
3,033	Honam Petrochemical Corp. (Commodity Chemicals)	901
19,560	Hotel Shilla Co. Ltd. (Hotels, Resorts & Cruise Lines)	833
5,883	Hyundai Department Store Co. Ltd. (Department Stores)	904
74,780	Hyundai Development Co. (Construction & Engineering)	1,640
1,842	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	523
42,820	Hyundai Marine & Fire Insurance Co. Ltd. (Property & Casualty Insurance)	1,232
4,866	Hyundai Mobis (Auto Parts & Equipment)	1,231
29,963	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	6,162
3,886	Hyundai Steel Co. (Steel)	350
118,370	Industrial Bank of Korea (Diversified Banks)	1,437
94,391	Jinro Ltd. (Distillers & Vintners)	2,145
91,114	KB Financial Group, Inc. (Diversified Banks)	3,326
54,300	KB Financial Group, Inc. - Sponsored ADR (Diversified Banks)	1,993
2,528	KCC Corp. (Building Products)	727
57,970	Korea Electric Power Corp. (Electric Utilities)	1,146
189,550	Korea Electric Power Corp. - Sponsored ADR (Electric Utilities)	1,844
401,110	Korea Exchange Bank (Diversified Banks)	3,066
71,150	KT Corp. (Integrated Telecommunication Services)	1,975
39,610	KT Corp. - Sponsored ADR (Integrated Telecommunication Services)	542
36,508	KT&G Corp. (Tobacco)	2,591
5,016	LG Chem Ltd. (Commodity Chemicals)	1,638
19,638	LG Corp. (Industrial Conglomerates)	1,127
44,603	LG Electronics, Inc. (Consumer Electronics)	3,260
7,357	Mando Corp. (Auto Parts & Equipment)	1,081
62,680	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks)	2,194
8,069	Nong Shim Co. Ltd. (Packaged Foods & Meats)	1,620
11,253	POSCO (Steel)	3,775
19,570	POSCO - Sponsored ADR (Steel)	1,638
18,083	Samsung Electronics Co. Ltd. (Semiconductors)	20,351
14,160	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	2,675
48,010	Shinhan Financial Group Co. Ltd. (Diversified Banks)	1,854
11,751	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	2,479
3,950	SK Chemicals Co. Ltd. (Commodity Chemicals)	223
13,451	SK Holdings Co. Ltd. (Industrial Conglomerates)	1,751
4,636	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	677
20,099	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,475
152,830	SK Telecom Co. Ltd. - Sponsored ADR (Wireless Telecommunication Services)	2,126
15,190	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	192
114,610	Woori Finance Holdings Co. Ltd. (Diversified Banks)	1,315
18,074	Yuhan Corp. (Pharmaceuticals)	1,883
		97,129
	Taiwan — 8.15%
523,256	Acer, Inc. (Computer Hardware)	694
766,636	Advanced Semiconductor Engineering, Inc. (Semiconductors)	772
218,934	Asia Cement Corp. (Construction Materials)	267
2,713,000	AU Optronics Corp. (Electronic Components)	1,255
222,310	AU Optronics Corp. - Sponsored ADR (Electronic Components)	1,014
634,704	China Steel Corp. (Steel)	649
2,662,901	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	1,675
504,000	CHIPBOND Technology Corp. (Semiconductors)	654
295,108	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	909
1,278,000	Compal Electronics, Inc. (Computer Hardware)	1,438
216,000	Coretronic Corp. (Electronic Equipment & Instruments)	199
118,000	Delta Electronics, Inc. (Electronic Components)	346
217,000	Epistar Corp. (Semiconductors)	554
309,122	Far Eastern New Century Corp. (Industrial Conglomerates)	358
125,000	Farglory Land Development Co. Ltd. (Real Estate Development)	252
322,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	941
514,000	Formosa Plastics Corp. (Commodity Chemicals)	1,514
898,133	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	1,012
159,000	Highwealth Construction Corp. (Real Estate Development)	276
1,341,400	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	5,207
121,428	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services) (b)*	942
55,052	HTC Corp. (Computer Hardware)	1,114
3,186,702	KGI Securities Co. Ltd. (Investment Banking & Brokerage)	1,345
363,000	Lite-On Technology Corp. (Computer Storage & Peripherals)	439

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,360,200	Mega Financial Holding Co. Ltd. (Diversified Banks)	$961
1,131,740	Nan Ya Printed Circuit Board Corp. (Electronic Components)	2,478
563,000	Novatek Microelectronics Corp. (Semiconductors)	1,716
690,620	Pou Chen Corp. (Footwear)	600
933,900	Powertech Technology, Inc. (Semiconductors)	1,820
295,070	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors)	1,782
415,000	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors)	504
224,045	Silitech Technology Corp. (Electrical Components & Equipment)	515
8,385,905	SinoPac Financial Holdings Co. Ltd. (Diversified Banks)	3,028
137,500	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	419
1,584,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	4,559
93,540	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	1,429
1,870,000	Tatung Co. Ltd. (Consumer Electronics)	545
586,000	Transcend Information, Inc. (Semiconductors)	1,692
229,350	Tripod Technology Corp. (Electronic Components)	770
82,786	Uni-President Enterprises Corp. (Packaged Foods & Meats)	115
531,000	Unimicron Technology Corp. (Electronic Components)	659
1,917,000	United Microelectronics Corp. (Semiconductors)	939
1,115,970	United Microelectronics Corp. - Sponsored ADR (Semiconductors)	2,734
464,336	Young Fast Optoelectronics Co. Ltd. (Electronic Components)	1,143
		52,234
	Tanzania — 0.16%
168,860	African Barrick Gold Ltd. (Gold)	1,037
	Thailand — 2.34%
286,100	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,707
164,400	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Diversified Banks)	1,034
410,700	Bangkok Bank Public Co. Ltd. - NVDR (Diversified Banks)	2,464
578,100	Charoen Pokphand Foods Public Co. Ltd. - NVDR (Packaged Foods & Meats)	698
860,000	CP ALL Public Co. Ltd. - NVDR (Food Retail)	1,826
1,375,100	Esso Thailand Public Co. Ltd. - NVDR (Integrated Oil & Gas)	571
406,200	Kasikornbank Public Co. Ltd. - NVDR (Diversified Banks)	2,028
99,300	Kasikornbank Public Co. Ltd., Foreign Shares (Diversified Banks)	504
304,163	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	700
188,600	PTT Public Co. Ltd. (Integrated Oil & Gas)	2,165
569,500	Thai Oil Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	1,339
		15,036
	Turkey — 1.61%
5,406	Anadolu Efes Biracilik Ve Malt Sanayii AS (Brewers)	76
59,689	Arcelik AS (Household Appliances)	267
1,117,950	Asya Katilim Bankasi AS (Diversified Banks)	1,230
2,925	BIM Birlesik Magazalar AS (Food Retail)	111
13,884	Ford Otomotiv Sanayi AS (Automobile Manufacturers)	131
115,370	Haci Omer Sabanci Holding AS (Multi-Sector Holdings)	496
21,484	Koza Altin Isletmeleri AS (Gold)	407
24,764	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	632
66,731	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	290
9,033	Turk Traktor Ve Ziraat Makineleri AS (Construction & Farm Machinery & Heavy Trucks)	184
210,184	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	1,076
31,050	Turkcell lletisim Hizmetleri AS - Sponsored ADR (Wireless Telecommunication Services)	391
288,073	Turkiye Garanti Bankasi AS (Diversified Banks)	1,141
76,381	Turkiye Halk Bankasi AS (Diversified Banks)	547
1,274,165	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	3,139
119,333	Turkiye Sise Ve Cam Fabrikalari AS (Housewares & Specialties)	227
		10,345
	Ukraine — 0.06%
149,610	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)	383
	United Arab Emirates — 0.22%
1,708,151	Emaar Properties PJSC (Real Estate Operating Companies)	1,409
	United Kingdom — 0.06%
7,878	British American Tobacco PLC (Tobacco)	398
	United States — 0.49%
98,688	Southern Copper Corp. (Diversified Metals & Mining)	3,129
	Total Common Stocks	571,833

	Preferred Stocks — 2.92%
	Brazil — 2.33%
135,524	Braskem SA - Preferred, Class - A (Commodity Chemicals)	1,075
52,904	Centrais Eletricas Brasileiras SA - Preferred, Class - B (Electric Utilities)	677
42,522	Companhia Energetica de Minas Gerais - Preferred (Electric Utilities)	1,012
12,200	Companhia Paranaense de Energia-Copel - Preferred, B shares (Electric Utilities)	286
237,000	Gerdau SA - Preferred (Steel)	2,268
274,019	Klabin SA - Preferred (Paper Packaging)	1,269

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
240,130	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	$6,138
72,155	Telefonica Brasil SA - Preferred (Integrated Telecommunication Services)	2,208
		14,933
	Russia — 0.23%
767	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation) *	1,506
	South Korea — 0.36%
3,294	Samsung Electronics Co. Ltd. - Preferred (Semiconductors)	2,312
	Total Preferred Stocks	18,751
	Rights — 0.04%
	South Africa — 0.04%
188,180	Murray & Roberts Holdings Ltd. (Construction & Engineering) (a)	247
	Taiwan — 0.00%
99,976	Chinatrust Financial Holding Co. Ltd. (Diversified Banks) (a)*	8
	Total Rights	255
	Time Deposit — 1.97%
$12,603	State Street Liquidity Management Control System Time Deposit, 0.01%, 4/2/12	12,603
	Total Time Deposit	12,603
	Mutual Funds — 6.28%
3,436,000	Alliance Money Market Fund Prime Portfolio, 0.13% (c)	3,436
15,331,409	Federated Prime Obligations Portfolio, 0.20% (c)	15,331
1,341,500	iShares Asia Trust - iShares FTSE A50 China Index ETF	1,862
99,010	iShares MSCI Emerging Markets Index Fund ETF	4,252
22,390	iShares MSCI Taiwan Index Fund ETF	301
304,800	Vanguard MSCI Emerging Markets ETF	13,250
95,300	WisdomTree India Earnings Fund ETF	1,837
	Total Mutual Funds	40,269
	Total Investments
	(cost $602,394) — 100.37%	643,711
	Liabilities in excess of other assets — (0.37)%	(2,403)
	Net Assets — 100.00%	$641,308

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2012, and represents a Level 2 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on March 31, 2012.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
MTN — Medium Term Note
NVDR — Non-Voting Depository Receipt

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	SSgA Funds Management, Inc.	Total

Common Stocks	37.51%	51.65%	89.16%
Preferred Stocks	0.42%	2.50%	2.92%
Rights	0.04%	-	0.04%
Time Deposit	1.97%	-	1.97%
Mutual Funds	1.29%	4.99%	6.28%
Other Assets (Liabilities)	0.23%	-0.60%	-0.37%
Total Net Assets	41.46%	58.54%	100.00%

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions ^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
102	FTSE/JSE TOP 40	$3,974	Jun-12	$(137)
53	H-Shares IDX Future	3,621	Apr-12	(51)
215	MSCI Taiwan Index Future	6,069	Apr-12	(75)
	Net Unrealized Appreciation/(Depreciation)			$(263)

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/12 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
58,304,180	Mexican Nuevo Peso	Commerzbank AG	6/22/12	$4,565	$4,522	$(43)
180,000,000	Taiwan Dollar	Morgan Stanley	4/20/12	6,104	6,103	(1)
27,495,600	South African Rand	Societe Generale	4/20/12	3,618	3,578	(40)
	Total Currencies Purchased			$14,287	$14,203	$(84)
	Net Unrealized Appreciation/(Depreciation					$(84)

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.27%
$260	Citibank Omni Master Trust, Series 2009-A17, Class A17 (a)	4.90	11/15/18	$285
	Total Asset Backed Security			285
	Collateralized Mortgage Obligations — 2.30%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (b)	5.77	5/10/45	126
255	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (b)	5.43	4/10/49	281
210	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	217
190	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (b)	5.23	10/15/15	210
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (b)	5.28	4/10/37	137
255	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	282
110	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	114
79	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	83
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	25
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (b)	5.84	11/12/16	146
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (b)	5.45	2/12/44	285
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (b)	5.88	7/11/17	214
255	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (b)	5.90	7/15/17	283
	Total Collateralized Mortgage Obligations			2,403
	U.S. Government Agency Mortgages — 38.40%
800	Fannie Mae, 15 YR TBA	3.50	4/25/27	839
300	Fannie Mae, 15 YR TBA	4.00	4/25/27	318
1,000	Fannie Mae, 15 YR TBA	4.50	4/25/27	1,070
700	Fannie Mae, 15 YR TBA	5.00	4/25/27	757
300	Fannie Mae, 30 YR TBA	3.50	4/25/42	308
700	Fannie Mae, 30 YR TBA	4.50	4/25/42	745
1,100	Fannie Mae, 30 YR TBA	5.00	4/25/42	1,188
1,210	Fannie Mae, Pool #190405	4.00	10/1/40	1,270
550	Fannie Mae, Pool #256843	5.50	8/1/37	600
310	Fannie Mae, Pool #603083	5.50	1/1/17	338
1,025	Fannie Mae, Pool #725228	6.00	3/1/34	1,146
60	Fannie Mae, Pool #888596	6.50	7/1/37	67
874	Fannie Mae, Pool #889117	5.00	10/1/35	946
268	Fannie Mae, Pool #889984	6.50	10/1/38	301
1,277	Fannie Mae, Pool #890221	5.50	12/1/33	1,403
1,063	Fannie Mae, Pool #959451	6.00	12/1/37	1,173
163	Fannie Mae, Pool #AB3192	4.50	6/1/41	174
198	Fannie Mae, Pool #AB4483	3.00	2/1/27	205
1,115	Fannie Mae, Pool #AD0527	5.50	6/1/39	1,216
330	Fannie Mae, Pool #AE0442	6.50	1/1/39	370
287	Fannie Mae, Pool #AE0954	4.50	2/1/41	305
179	Fannie Mae, Pool #AH5859	4.00	2/1/41	188
680	Fannie Mae, Pool #AH5988	5.00	3/1/41	734
978	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,039
1,150	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,228
230	Fannie Mae, Pool #AI1186	4.00	4/1/41	241
203	Fannie Mae, Pool #AI4815	4.50	6/1/41	217
156	Fannie Mae, Pool #AI6016	4.00	7/1/41	164
677	Fannie Mae, Pool #AI8534	4.00	8/1/41	711
472	Fannie Mae, Pool #AJ1300 (b)	2.93	10/1/41	492
379	Fannie Mae, Pool #AJ1998	3.50	10/1/41	390
490	Fannie Mae, Pool #AJ3079	3.00	11/1/26	508
192	Fannie Mae, Pool #AJ4035	3.50	10/1/41	198
291	Fannie Mae, Pool #AJ5303	4.00	11/1/41	305
693	Fannie Mae, Pool #AJ7680	3.50	12/1/41	713
589	Fannie Mae, Pool #AJ7689	4.00	12/1/41	618
251	Fannie Mae, Pool #AL0583	6.50	10/1/39	282
649	Fannie Mae, Pool #AL1107	4.50	11/1/41	693
1,000	Freddie Mac, Gold 30 YR TBA	5.00	5/15/42	1,075
300	Freddie Mac, Gold 30 YR TBA	5.50	5/15/42	326
100	Freddie Mac, Gold 30 YR TBA	6.00	5/15/42	110
630	Freddie Mac, Pool #1B7911 (b)	2.71	12/1/40	652

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,211	Freddie Mac, Pool #A96286	4.00	1/1/41	$1,268
3,206	Freddie Mac, Pool #A97692	4.50	3/1/41	3,401
614	Freddie Mac, Pool #C01598	5.00	8/1/33	663
869	Freddie Mac, Pool #G01665	5.50	3/1/34	958
569	Freddie Mac, Pool #G02794	6.00	5/1/37	630
700	Government National Mortgage Association, 30 YR TBA	4.00	4/15/42	751
600	Government National Mortgage Association, 30 YR TBA	4.00	4/20/42	644
300	Government National Mortgage Association, 30 YR TBA	4.50	4/15/42	326
500	Government National Mortgage Association, 30 YR TBA	4.50	4/20/42	544
700	Government National Mortgage Association, 30 YR TBA	5.00	4/15/42	773
800	Government National Mortgage Association, 30 YR TBA	5.00	4/20/42	881
100	Government National Mortgage Association, 30 YR TBA	5.50	4/15/42	112
400	Government National Mortgage Association, 30 YR TBA	5.50	4/20/42	444
300	Government National Mortgage Association, 30 YR TBA	6.00	4/20/42	338
767	Government National Mortgage Association, Pool #4801	4.50	9/20/40	835
208	Government National Mortgage Association, Pool #510835	5.50	2/15/35	233
130	Government National Mortgage Association, Pool #582199	6.50	1/15/32	151
68	Government National Mortgage Association, Pool #658181	5.50	11/15/36	76
449	Government National Mortgage Association, Pool #721760	4.50	8/15/40	492
552	Government National Mortgage Association, Pool #737310	4.50	8/15/40	604
231	Government National Mortgage Association, Pool #781959	6.00	7/15/35	260
198	Government National Mortgage Association, Pool #782523	5.00	11/15/35	219
	Total U.S. Government Agency Mortgages			40,226
	U.S. Government Agency Securities — 3.52%
50	Fannie Mae, Callable 10/27/12 @ 100.00	0.50	12/27/13	50
160	Fannie Mae	0.75	12/18/13	161
100	Fannie Mae, Callable 10/24/12 @ 100.00	0.85	10/24/14	100
110	Fannie Mae	1.00	9/23/13	111
88	Fannie Mae	1.05	10/22/13	89
30	Fannie Mae, Callable 3/8/13 @ 100.00	1.20	3/8/17	30
50	Fannie Mae, Callable 10/19/12 @ 100.00	1.38	10/19/16	50
152	Fannie Mae	1.63	10/26/15	157
200	Fannie Mae (c)	1.70	6/1/17	184
62	Fannie Mae	2.75	3/13/14	65
100	Fannie Mae (c)	3.58	10/9/19	77
93	Fannie Mae	3.88	7/12/13	97
109	Fannie Mae	5.00	3/15/16	126
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	11
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	23
30	Fannie Mae	6.63	11/15/30	43
81	Fannie Mae	7.25	5/15/30	121
100	Federal Farm Credit Bank	1.38	6/25/13	101
30	Federal Home Loan Bank, Callable 9/12/12 @ 100.00	0.41	3/12/14	30
50	Federal Home Loan Bank, Callable 4/26/12 @ 100.00	0.75	3/26/15	50
50	Federal Home Loan Bank, Callable 5/8/12 @ 100.00	1.00	8/8/14	50
140	Federal Home Loan Bank	3.63	10/18/13	147
25	Federal Home Loan Bank	3.63	3/12/21	27
50	Federal Home Loan Bank, Callable 4/23/12 @ 100.00	4.00	12/9/31	50
10	Federal Home Loan Bank	4.75	12/16/16	12
15	Federal Home Loan Bank	5.63	6/11/21	19
275	Federal Home Loan Bank, Series 656	5.38	5/18/16	325
90	Freddie Mac, Callable 2/27/13 @ 100.00	0.40	2/27/14	90
121	Freddie Mac	1.63	4/15/13	123
20	Freddie Mac, Callable 2/28/13 @ 100.00	2.00	2/28/19	20
337	Freddie Mac	2.88	2/9/15	359
372	Freddie Mac	4.13	9/27/13	393
106	Freddie Mac	5.25	4/18/16	124
50	Freddie Mac, MTN, Callable 6/29/12 @ 100.00	2.00	6/29/16	50
100	Freddie Mac, Series 1, Callable 10/17/12 @ 100.00	0.75	10/17/14	100

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$100	Tennessee Valley Authority	5.25	9/15/39	$120
	Total U.S. Government Agency Securities			3,685
	Corporate Bonds — 25.70%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	211
373	ABB Treasury Center (USA), Inc. (Thrifts & Mortgage Finance) (a)	4.00	6/15/21	381
10	Alabama Power Co. (Multi-Utilities)	5.80	11/15/13	11
309	American Express Credit Corp., MTN (Thrifts & Mortgage Finance)	2.38	3/24/17	309
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	108
117	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	129
326	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	361
155	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	183
247	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	240
370	Aviation Capital Group (Machinery) (a)	7.13	10/15/20	371
305	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	347
905	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	964
283	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	292
96	Caterpillar, Inc. (Machinery)	5.20	5/27/41	111
310	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	338
220	Cellco Partnership/Verizon Wireless Capital LLC (Communications Equipment)	5.55	2/1/14	238
409	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	420
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	283
426	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	497
136	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	144
418	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	456
150	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	150
146	Comcast Corp. (Media)	6.45	3/15/37	175
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	452
155	Dominion Resources, Inc. (Electric Utilities)	1.95	8/15/16	157
198	E.I. du Pont de Nemours & Co. (Chemicals)	4.25	4/1/21	223
149	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	164
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	233
149	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	150
207	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	215
337	ERAC USA Finance Co. (IT Services) (a)	5.25	10/1/20	365
142	ERAC USA Finance Co. (IT Services) (a)	5.60	5/1/15	156
300	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	352
736	General Electric Capital Corp., MTN (Diversified Financial Services)	4.65	10/17/21	783
600	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	622
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	208
593	GlaxoSmithKline Capital, Inc. (Pharmaceuticals)	4.85	5/15/13	622
417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	457
327	Hewlett-Packard Co. (Computers & Peripherals)	4.65	12/9/21	342
793	IBM Corp. (IT Services)	0.88	10/31/14	795
246	IBM Corp. (IT Services)	5.60	11/30/39	301
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	252
313	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	333
296	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	300
728	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	755
80	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	83
100	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	106
328	Kellogg Co. (Food Products)	4.25	3/6/13	339
267	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	329
639	Lazard Group LLC (Thrifts & Mortgage Finance)	7.13	5/15/15	693
118	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	128
290	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	289
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	174
297	NBCUniversal Media LLC (Software)	5.95	4/1/41	342
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	263
408	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	439
472	PACCAR Financial Corp., MTN (Thrifts & Mortgage Finance)	1.55	9/29/14	480
326	Phillips 66 (Oil, Gas & Consumable Fuels) (a)	4.30	4/1/22	332

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$26	Private Export Funding Corp. (Thrifts & Mortgage Finance)	2.13	7/15/16	$27
139	Public Service Co. of Colorado, Series 17 (Multi-Utilities)	6.25	9/1/37	181
351	Raytheon Co. (Aerospace & Defense)	1.40	12/15/14	357
139	Roche Holdings, Inc. (Health Care Providers & Services) (a)	7.00	3/1/39	189
205	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	191
455	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	461
91	Southern California Edison Co. (Multi-Utilities)	5.75	3/15/14	100
222	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	228
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	337
620	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	680
293	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	363
155	Teva Pharmaceutical Finance Co. LLC (Personal Products)	6.15	2/1/36	186
120	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	134
319	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	327
102	The Progressive Corp. (Real Estate Investment Trusts)	3.75	8/23/21	109
297	The Walt Disney Co. (Media)	2.75	8/16/21	296
248	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	266
145	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	150
523	Time Warner Cable, Inc. (Media)	5.85	5/1/17	610
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	315
103	Time Warner, Inc. (Media)	6.20	3/15/40	117
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	223
260	United Technologies Corp. (Aerospace & Defense)	5.70	4/15/40	313
184	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	193
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	83
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	154
202	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	266
544	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	542
387	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	398
168	Xerox Corp. (Office Electronics)	2.95	3/15/17	170
	Total Corporate Bonds			26,919
	U.S. Treasury Obligations — 30.67%
4,100	U.S. Treasury Bills (c)	0.01	4/5/12	4,100
2,000	U.S. Treasury Bills (c)	0.07	6/7/12	2,000
1,000	U.S. Treasury Bills (c)	0.08	4/12/12	1,000
1,000	U.S. Treasury Bills (c)	0.10	5/17/12	1,000
24	U.S. Treasury Bond	3.13	11/15/41	23
132	U.S. Treasury Bond	3.13	2/15/42	126
111	U.S. Treasury Bond	3.50	2/15/39	115
214	U.S. Treasury Bond	3.88	8/15/40	237
167	U.S. Treasury Bond	4.25	5/15/39	197
190	U.S. Treasury Bond	4.25	11/15/40	224
199	U.S. Treasury Bond	4.38	11/15/39	239
241	U.S. Treasury Bond	4.38	5/15/40	290
166	U.S. Treasury Bond	4.38	5/15/41	200
232	U.S. Treasury Bond	4.50	8/15/39	284
220	U.S. Treasury Bond	4.63	2/15/40	275
196	U.S. Treasury Bond	4.75	2/15/41	250
183	U.S. Treasury Bond	5.38	2/15/31	246
69	U.S. Treasury Bond	5.50	8/15/28	92
86	U.S. Treasury Bond	6.13	11/15/27	121
77	U.S. Treasury Bond	7.50	11/15/24	118
267	U.S. Treasury Bond	7.63	2/15/25	415
19	U.S. Treasury Bond	8.00	11/15/21	29
10	U.S. Treasury Bond	8.75	5/15/17	14
289	U.S. Treasury Bond	9.00	11/15/18	428
208	U.S. Treasury Bond	11.25	2/15/15	271
260	U.S. Treasury Note	0.13	12/31/13	259
205	U.S. Treasury Note	0.25	2/28/14	205
398	U.S. Treasury Note	0.25	9/15/14	396
415	U.S. Treasury Note	0.38	3/15/15	413

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$164	U.S. Treasury Note	0.50	5/31/13	$164
97	U.S. Treasury Note	0.50	11/15/13	97
543	U.S. Treasury Note	0.75	8/15/13	546
455	U.S. Treasury Note	0.75	9/15/13	458
250	U.S. Treasury Note	0.88	12/31/16	249
75	U.S. Treasury Note	0.88	2/28/17	74
199	U.S. Treasury Note	1.00	7/15/13	201
47	U.S. Treasury Note	1.00	1/15/14	48
518	U.S. Treasury Note	1.00	5/15/14	525
191	U.S. Treasury Note	1.00	8/31/16	192
56	U.S. Treasury Note	1.00	9/30/16	56
250	U.S. Treasury Note	1.00	3/31/17	249
144	U.S. Treasury Note	1.25	9/30/15	147
199	U.S. Treasury Note	1.25	10/31/15	203
50	U.S. Treasury Note	1.38	11/30/15	51
507	U.S. Treasury Note	1.38	12/31/18	502
418	U.S. Treasury Note	1.75	3/31/14	430
238	U.S. Treasury Note	1.75	7/31/15	247
240	U.S. Treasury Note	1.88	6/30/15	250
98	U.S. Treasury Note	2.00	4/30/16	103
170	U.S. Treasury Note	2.00	11/15/21	167
137	U.S. Treasury Note	2.00	2/15/22	134
276	U.S. Treasury Note	2.13	5/31/15	289
284	U.S. Treasury Note	2.13	8/15/21	284
344	U.S. Treasury Note	2.25	5/31/14	358
214	U.S. Treasury Note	2.25	1/31/15	224
309	U.S. Treasury Note	2.25	3/31/16	327
169	U.S. Treasury Note	2.25	7/31/18	177
218	U.S. Treasury Note	2.38	8/31/14	228
117	U.S. Treasury Note	2.38	9/30/14	123
519	U.S. Treasury Note	2.38	10/31/14	544
282	U.S. Treasury Note	2.50	4/30/15	299
146	U.S. Treasury Note	2.63	6/30/14	153
211	U.S. Treasury Note	2.63	7/31/14	222
32	U.S. Treasury Note	2.63	12/31/14	34
276	U.S. Treasury Note	2.63	8/15/20	291
224	U.S. Treasury Note	2.63	11/15/20	236
531	U.S. Treasury Note	2.75	11/30/16	574
386	U.S. Treasury Note	2.75	2/15/19	416
251	U.S. Treasury Note	3.00	8/31/16	274
216	U.S. Treasury Note	3.00	9/30/16	236
466	U.S. Treasury Note	3.13	8/31/13	485
332	U.S. Treasury Note	3.13	1/31/17	365
467	U.S. Treasury Note	3.13	4/30/17	514
375	U.S. Treasury Note	3.13	5/15/21	408
279	U.S. Treasury Note	3.25	6/30/16	307
313	U.S. Treasury Note	3.25	7/31/16	344
235	U.S. Treasury Note	3.25	12/31/16	259
245	U.S. Treasury Note	3.25	3/31/17	271
487	U.S. Treasury Note	3.38	6/30/13	506
455	U.S. Treasury Note	3.38	11/15/19	508
174	U.S. Treasury Note	3.50	5/15/20	196
356	U.S. Treasury Note	3.63	8/15/19	404
245	U.S. Treasury Note	3.63	2/15/20	278
205	U.S. Treasury Note	3.63	2/15/21	232
575	U.S. Treasury Note	3.75	11/15/18	658
181	U.S. Treasury Note	4.00	2/15/14	193
207	U.S. Treasury Note	4.00	2/15/15	227
110	U.S. Treasury Note	4.13	5/15/15	122
451	U.S. Treasury Note	4.25	8/15/13	475
376	U.S. Treasury Note	4.25	11/15/13	400
187	U.S. Treasury Note	4.25	8/15/14	204
191	U.S. Treasury Note	4.25	8/15/15	214

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$30	U.S. Treasury Note	4.63	11/15/16	$35
300	U.S. Treasury Note	4.75	5/15/14	328
69	U.S. Treasury Note	4.75	8/15/17	82
137	U.S. Treasury Note	4.88	8/15/16	160
	Total U.S. Treasury Obligations			32,124
	Yankee Dollars — 6.52%
187	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	191
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	281
207	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	235
309	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	311
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	403
419	Ensco PLC (Oil, Gas & Consumable Fuels)	4.70	3/15/21	452
279	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	266
218	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	222
334	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	349
651	Kinross Gold Corp. (Metals & Mining) (a)	5.13	9/1/21	661
241	Shell International Finance BV (Energy Equipment & Services)	4.30	9/22/19	273
347	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	423
162	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	214
4	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	4
239	Teva Pharmaceutical Finance II/III LLC (Personal Products)	3.00	6/15/15	252
210	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	218
350	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	435
354	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	355
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	108
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	193
210	Wesfarmers Ltd. (Multiline Retail) (a)	7.00	4/10/13	221
728	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	757
	Total Yankee Dollars			6,824
	Preferred Stocks — 0.54%
3,350	Arch Capital Group Ltd. (Insurance) Callable 4/2/17 @ 25.00 *			85
4,400	Arch Captial Group Ltd. (Insurance) Callable 4/2/17 @ 25.00 *			112
13,550	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			368
	Total Preferred Stocks			565
	Time Deposit — 0.24%
$255	State Street Liquidity Management Control System Time Deposit	0.01	4/2/12	255
	Total Time Deposit			255
	Mutual Funds — 2.03%
422,738	SSgA U.S. Government Money Market (b)	0.00		423
1,707,000	SSgA U.S. Government Money Market (b)	0.00		1,707
	Total Mutual Funds			2,130
	Total Investments Before TBA Sale Commitments (cost $112,447) — 110.19%			115,416
	TBA Sale Commitments (d)— (2.57)%
$(200)	Fannie Mae, 30 YR TBA	4.00	4/25/42	(210)
(700)	Fannie Mae, 30 YR TBA	5.50	4/25/42	(763)
(700)	Fannie Mae, 30 YR TBA	6.00	4/25/42	(771)
(200)	Federal Home Loan Mortgage Corporation, Gold 30 YR TBA	4.00	4/15/42	(209)
(700)	Federal Home Loan Mortgage Corporation, Gold 30 YR TBA	4.50	4/15/42	(742)
	Total TBA Sale Commitments			$(2,695)
	Liabilities in excess of other assets — (7.62)%			(7,977)
	Net Assets — 100.00%			$104,744

*	Security was fair valued on March 31, 2012, and represents a Level 2 security. Refer to Note 2 in Notes to Portfolios of Investments.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2012.

(c)	Rate disclosed represents effective yield at purchase.
(d)	Represents a "to-be-announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in notes to portfolios of investments).

MTN – Medium Term Note
TBA – Security is subject to delayed delivery.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	BlackRock Financial Management, Inc.	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total

Asset Backed Security	0.27%	-	-	0.27%
Collateralized Mortgage Obligations	2.30%	-	-	2.30%
U.S. Government Agency Mortgages	38.40%	-	-	38.40%
U.S. Government Agency Securities	-	3.52%	-	3.52%
Corporate Bonds	-	0.03%	25.67%	25.70%
U.S. Treasury Obligations	7.74%	22.93%	-	30.67%
Yankee Dollars	-	-	6.52%	6.52%
Preferred Stocks	-	-	0.54%	0.54%
Time Deposit	-	0.24%	-	0.24%
Mutual Funds	1.63%	-	0.40%	2.03%
Other Assets (Liabilities)	-10.93%	-0.05%	0.79%	-10.19%
Total Net Assets	39.41%	26.67%	33.92%	100.00%

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 80.82%
$395	ACCO Brands Corp. (Commercial Services & Supplies) Callable 9/15/12 @ 105.31	10.63	3/15/15	$431
990	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) Callable 8/1/15 @ 103.88	7.75	8/1/20	1,089
806	AES Ironwood LLC (Multi-Utilities)	8.86	11/30/25	903
500	Affinia Group, Inc. (Auto Components) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	543
1,185	Affinion Group Holdings, Inc. (Media) Callable 11/15/12 @ 108.72	11.63	11/15/15	1,072
2,160	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	7.88	12/15/18	1,966
1,665	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	11.50	10/15/15	1,569
1,700	AK Steel Holding Corp. (Metals & Mining) Callable 4/1/17 @ 104.19	8.38	4/1/22	1,649
960	Ally Financial, Inc. (Diversified Financial Services)	5.50	2/15/17	961
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,569
600	American General Institutional Capital, Series B (Insurance) (a)	8.13	3/15/46	609
2,225	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	2,355
850	American Petroleum Tankers LLC (Energy Equipment & Services) Callable 5/1/12 @ 105.13	10.25	5/1/15	889
1,040	AmeriGas Finance LLC/AmeriGas Finance Corp. (Multiline Retail) Callable 5/20/16 @ 103.38	6.75	5/20/20	1,056
1,910	AmeriGas Finance LLC/AmeriGas Finance Corp. (Multiline Retail) Callable 5/20/17 @ 103.50	7.00	5/20/22	1,948
610	Amsted Industries, Inc. (Containers & Packaging) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	653
2,450	Apria Healthcare Group, Inc., Series A1 (Health Care Providers & Services) Callable 4/9/12 @ 105.62	11.25	11/1/14	2,563
190	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/15 @ 103.50 (a)	7.00	6/15/19	175
1,135	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.63 (a)	7.25	6/15/21	1,047
1,000	Assured Guaranty Municipal Corp. (Insurance) Callable 12/15/36 @ 100.00 (a)	6.40	12/15/66	720
230	Assured Guaranty US Holdings, Inc., Series A (Insurance) Callable 12/15/16 @ 100.00 (b)	6.40	12/15/66	174
1,725	Atlas Pipeline Partners LP (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,837
1,240	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	1,259
1,710	Avaya, Inc. (Communications Equipment) Callable 4/15/15 @ 103.50 (a)	7.00	4/1/19	1,714
1,100	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	1,067
1,265	Avis Budget Car Rental LLC (Commercial Services & Supplies) Callable 10/15/14 @ 104.13	8.25	1/15/19	1,319
885	Avis Budget Car Rental LLC (Commercial Services & Supplies) Callable 3/15/14 @ 104.81	9.63	3/15/18	960
1,145	Ball Corp. (Containers & Packaging)	5.00	3/15/22	1,148
1,090	Bank of America Corp. (Diversified Financial Services)	5.70	1/24/22	1,154
2,895	BE Aerospace, Inc. (Aerospace & Defense) Callable 4/1/17 @ 102.63	5.25	4/1/22	2,924
865	Block Communications, Inc. (Software) Callable 2/1/16 @ 103.63 (a)	7.25	2/1/20	881
750	Building Materials Corp. of America (Building Products) Callable 5/1/16 103.38 (a)	6.75	5/1/21	796
1,350	Cablevision Systems Corp. (Media)	8.00	4/15/20	1,428
2,085	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 105.62	11.25	6/1/17	2,273
3,345	Caesars Operating Escrow LLC (Hotels, Restaurants & Leisure) Callable 2/15/16 @ 104.25 (a)	8.50	2/15/20	3,404
2,920	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	3,154
1,880	CCM Merger, Inc. (Hotels, Restaurants & Leisure) Callable 5/1/16 @ 104.56 (a)	9.13	5/1/19	1,899
4,205	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.88	6.50	4/30/21	4,352
650	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 1/15/14 @ 105.25	7.00	1/15/19	689
1,355	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44	7.25	10/30/17	1,453
760	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 12/1/15 @ 103.69	7.38	6/1/20	825
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91	7.88	4/30/18	1,237
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06	8.13	4/30/20	544
950	CDW LLC/CDW Finance Corp. (Office Electronics) Callable 4/1/15 @ 104.25 (a)	8.50	4/1/19	1,009
715	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	734
730	Cenveo Corp. (IT Services) Callable 2/1/14 @ 104.44	8.88	2/1/18	693
2,630	Cenveo Corp. (IT Services) Callable 5/15/15 @ 105.75 (a)	11.50	5/15/17	2,439
3,040	Cequel Communications Holdings I LLC and Cequel Capital Corp. (Media) Callable 11/15/12 @ 106.47 (a)	8.63	11/15/17	3,264
1,475	Checkout Holdings Corp. (Media) Callable 4/9/12 @ 68.80 (c)(d)	13.56	11/15/15	612
630	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	624
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	293
790	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	804
345	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	356
535	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	571
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	986
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,059
785	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.41 (a)	5.88	4/15/21	781
590	Chester Downs & Marina LLC (Hotels, Restaurants & Leisure) Callable 2/1/16 @ 104.63 (a)	9.25	2/1/20	623
390	Cinemark USA, Inc. (Hotels, Restaurants & Leisure) Callable 6/15/16 @ 103.69	7.38	6/15/21	418
145	Cinemark USA, Inc. (Hotels, Restaurants & Leisure) Callable 6/15/14 @ 104.31	8.63	6/15/19	161
3,355	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	3,385
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,102

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,115	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	$2,292
555	CIT Group, Inc. (Diversified Financial Services) Callable 5/7/12 @ 100.00 (a)	7.00	5/2/17	556
2,225	CIT Group, Inc., Series C (Diversified Financial Services) (a)	5.25	4/1/14	2,272
775	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	868
375	Clear Channel Worldwide Holdings, Inc. (Software) Callable 3/15/15 @ 105.72 (a)	7.63	3/15/20	362
6,260	Clear Channel Worldwide Holdings, Inc. (Software) Callable 3/15/15 @ 105.72 (a)	7.63	3/15/20	6,135
520	Clear Channel Worldwide Holdings, Inc., Series A (Software) Callable 12/15/12 @ 106.94	9.25	12/15/17	567
405	Clear Channel Worldwide Holdings, Inc., Series B (Software) Callable 12/15/12 @ 106.94	9.25	12/15/17	444
1,770	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/14 @ 105.00	10.00	12/1/18	1,850
930	CNG Holdings, Inc. (Thrifts & Mortgage Finance) Callable 2/15/13 @ 106.12 (a)	12.25	2/15/15	1,007
1,785	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	2,008
1,050	Community Choice Financial, Inc. (Thrifts & Mortgage Finance) Callable 5/1/15 @ 105.38 (a)	10.75	5/1/19	1,025
1,820	Community Health Systems, Inc. (Health Care Providers & Services) Callable 11/15/15 @ 104.00 (a)	8.00	11/15/19	1,879
2,481	Community Health Systems, Inc. (Health Care Providers & Services) Callable 4/19/12 @ 104.44	8.88	7/15/15	2,571
665	Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 4/1/15 @ 103.88	7.75	4/1/19	618
530	Continental Airlines, Inc., Series 2012-1, Class B (Airlines)	6.25	4/11/20	539
2,065	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 3/15/17 @ 102.50 (a)	5.00	9/15/22	2,075
2,370	Cooper-Standard Automotive, Inc. (Auto Components) Callable 5/1/14 @ 104.25	8.50	5/1/18	2,548
350	Cott Beverages USA, Inc. (Beverages) Callable 9/1/14 @ 104.06	8.13	9/1/18	379
1,375	Covanta Holding Corp. (Commercial Services & Supplies) Callable 12/1/15 @ 103.63	7.25	12/1/20	1,479
585	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 5/5/12 @ 105.81	7.75	5/15/16	617
725	Darling International, Inc. (Food Products) Callable 12/15/14 @ 104.25	8.50	12/15/18	808
1,340	Delphi Corp. (Auto Components) Callable 5/15/14 @ 104.41 (a)	5.88	5/15/19	1,414
1,195	Delphi Corp. (Auto Components) Callable 5/15/16 @ 103.06 (a)	6.13	5/15/21	1,273
323	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	322
359	Delta Air Lines, Inc. (Airlines) Callable 4/9/12 @ 107.12 (a)	9.50	9/15/14	382
4,210	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00	12.00	8/15/18	4,505
465	DISH DBS Corp. (Software)	7.88	9/1/19	535
565	DJO Finance LLC/DJO Finance Corp. (Health Care Equipment & Supplies) Callable 3/15/15 @ 104.38 (a)	8.75	3/15/18	571
825	Ducommun, Inc. (Aerospace & Defense) Callable 7/15/15 @ 104.88	9.75	7/15/18	874
675	Dycom Investments, Inc. (Construction & Engineering) Callable 1/15/16 @ 103.56	7.13	1/15/21	688
1,020	E*TRADE Financial Corp. (Capital Markets) Callable 11/30/12 @ 112.50	12.50	11/30/17	1,187
420	Echostar DBS Corp. (Software)	7.13	2/1/16	465
695	EchoStar DBS Corp. (Software)	7.75	5/31/15	790
685	Edison Mission Energy (Electric Utilities)	7.00	5/15/17	432
1,765	Edison Mission Energy (Electric Utilities)	7.20	5/15/19	1,094
140	Edison Mission Energy (Electric Utilities)	7.50	6/15/13	115
275	Edison Mission Energy (Electric Utilities)	7.75	6/15/16	190
500	El Paso Corp. (Oil, Gas & Consumable Fuels)	6.50	9/15/20	550
810	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	902
350	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	8.05	10/15/30	404
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	168
570	Emdeon, Inc. (Software) Callable 12/31/15 @ 105.50 (a)	11.00	12/31/19	644
3,455	Endeavour International Corp. (Oil, Gas & Consumable Fuels) Callable 3/1/15 @ 106.00 (a)	12.00	3/1/18	3,490
770	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/15 @ 103.50	7.00	7/15/19	822
790	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 12/15/15 @ 103.50	7.00	12/15/20	845
1,075	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/16 @ 103.63	7.25	1/15/22	1,150
5,570	Energy Future Holdings Corp. (Multi-Utilities) Callable 1/15/15 @ 105.00 (b)(e)	10.00	1/15/20	6,043
1,880	Energy Transfer Equity LP (Oil, Gas & Consumable Fuels) (a)(b)	0.00	3/23/17	1,844
1,565	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56	8.75	8/1/17	1,657
1,190	EP Energy (Oil, Gas & Consumable Fuels) (a)(b)	0.00	10/15/12	1,190
1,350	Equinix, Inc. (Internet Software & Services) Callable 7/15/16 @ 103.50	7.00	7/15/21	1,482
575	Ferrellgas Partners LP (Multiline Retail) Callable 10/1/13 @ 104.56	9.13	10/1/17	601
735	Ferrellgas Partners LP/ Ferrellgas Finance corp. (Multiline Retail) Callable 5/1/16 @ 103.25	6.50	5/1/21	663
5,060	Fidelity National Information Services, Inc. (IT Services) Callable 3/15/17 @ 102.50 (a)	5.00	3/15/22	4,984
4,240	FireKeepers Development Authority (Diversified Financial Services) Callable 5/1/12 @ 110.50 (a)	13.88	5/1/15	4,717
1,250	First Wind Capital LLC (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 107.69 (a)	10.25	6/1/18	1,256
6,015	Ford Motor Co. (Automobiles)	7.45	7/16/31	7,353
4,300	Ford Motor Credit Co. LLC (Consumer Finance)	3.88	1/15/15	4,342
350	Ford Motor Credit Co. LLC (Consumer Finance)	8.13	1/15/20	423
1,285	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	1,407
825	Fresenius Medical Care US Finance II, Inc. (Health Care Providers & Services) (a)	5.63	7/31/19	850

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$825	Fresenius Medical Care US Finance II, Inc. (Health Care Providers & Services) (a)	5.88	1/31/22	$848
2,545	General Motors Financial Co., Inc. (Thrifts & Mortgage Finance)	6.75	6/1/18	2,718
3,075	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	2,829
3,030	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	2,045
205	Genworth Financial, Inc. (Insurance)	7.63	9/24/21	212
525	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	8.63	10/1/16	546
725	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	9.63	10/1/15	794
1,520	Geokinetics Holdings, Inc. (Energy Equipment & Services) Callable 4/9/12 @ 104.88 (d)	9.75	12/15/14	1,144
5,640	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	6,218
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	1,543
2,695	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	2,698
3,360	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	3,528
3,260	HCA, Inc. (Health Care Providers & Services)	7.50	2/15/22	3,472
748	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	815
1,390	Hercules Offshore, Inc. (Energy Equipment & Services) Callable 4/1/14 @ 105.34 (a)	7.13	4/1/17	1,392
1,285	Hercules Offshore, Inc. (Energy Equipment & Services) Callable 4/1/15 @ 107.69 (a)	10.25	4/1/19	1,263
635	Hertz Corp. (Commercial Services & Supplies) Callable 10/15/14 @ 103.75	7.50	10/15/18	674
1,040	Hornbeck Offshore Services, Inc. (Energy Equipment & Services) Callable 4/1/16 @ 102.94 (a)	5.88	4/1/20	1,043
310	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable 11/1/15 @ 103.00	6.00	11/1/20	329
405	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable 5/15/13 @ 104.50	9.00	5/15/17	448
1,065	Hughes Satellite Systems Corp. (Communications Equipment)	6.50	6/15/19	1,113
270	Hughes Satellite Systems Corp. (Communications Equipment)	7.63	6/15/21	290
375	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/15 @ 103.44	6.88	3/15/18	398
4,950	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/16 @ 103.56	7.13	3/15/21	5,303
690	Huntsman International LLC (Chemicals) Callable 4/9/12 @ 100.00	5.50	6/30/16	689
430	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	481
260	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31	8.63	3/15/21	292
590	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/13 @ 103.88	7.75	1/15/16	611
3,125	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/14 @ 104.00	8.00	1/15/18	3,250
2,550	ILFC E-Capital Trust I (Thrifts & Mortgage Finance) Callable 4/19/12 @ 100.00 (a)(b)	5.03	12/21/65	1,696
500	ILFC E-Capital Trust ll (Thrifts & Mortgage Finance) (a)(b)	6.25	12/21/65	366
4,130	INC Research LLC (Health Care Providers & Services) Callable 7/15/15 @ 105.75 (a)	11.50	7/15/19	4,027
930	Insight Communications Co., Inc. (Software) Callable 7/15/13 @ 107.03 (a)	9.38	7/15/18	1,063
1,835	Integra Telecom (Communications Equipment) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	1,688
2,160	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	2,088
1,560	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	1,540
4,475	International Lease Finance Corp. (Diversified Financial Services)	8.25	12/15/20	4,923
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	439
980	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 10/1/15 @ 103.88	7.75	10/1/19	1,071
500	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 6/15/13 @ 104.00	8.00	6/15/20	528
750	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	872
480	Jaguar Holding Co. II/Jaguar Merger Sub, Inc. (Life Sciences Tools & Services) Callable 12/1/14 @ 107.12 (a)	9.50	12/1/19	521
1,000	Jarden Corp. (Diversified Consumer Services) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,085
1,800	JBS USA LLC/JBS USA Finance, Inc. (Food Products) Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	1,741
1,095	JC Penney Corp., Inc. (Multiline Retail)	6.38	10/15/36	962
2,030	JMC Steel Group, Inc. (Metals & Mining) Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	2,111
865	KB Home (Household Durables)	9.10	9/15/17	904
1,775	Kindred Healthcare, Inc. (Health Care Providers & Services) Callable 6/1/14 @ 106.19	8.25	6/1/19	1,546
5,300	Kinetic Concepts, Inc./KCI USA (Health Care Equipment & Supplies) Callable 11/1/15 @ 105.25 (a)	10.50	11/1/18	5,505
1,730	Kinetic Concepts, Inc./KCI USA (Health Care Equipment & Supplies) Callable 11/1/15 @ 106.25 (a)	12.50	11/1/19	1,626
1,860	Kratos Defense & Security Solutions, Inc. (Aerospace & Defense) Callable 6/1/14 @ 105.00	10.00	6/1/17	2,013
2,240	Lawson Software, Inc. (Software) Callable 4/1/15 @ 107.03 (a)	9.38	4/1/19	2,318
785	Level 3 Communications, Inc. (Diversified Telecommunication Services) Callable 2/1/15 @ 105.94	11.88	2/1/19	895
2,535	Level 3 Escrow, Inc. (Diversified Telecommunication Services) Callable 7/1/15 @ 104.06 (a)	8.13	7/1/19	2,617
1,830	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 4/9/12 @ 100.00 (b)	4.51	2/15/15	1,771
1,050	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 1/15/16 @ 104.31 (a)	8.63	7/15/20	1,102
1,560	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callablle 4/1/15 @ 104.69	9.38	4/1/19	1,704
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	554
600	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	585
645	Liberty Mutual Group, Inc. (Insurance) Callable 6/15/38 @ 100.00 (a)(b)	10.75	6/15/58	863
1,780	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	1,796
760	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	824

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	$636
2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/15 @ 103.25 (a)	6.50	5/15/19	2,798
945	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31	8.63	4/15/20	1,018
820	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	873
880	Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	896
570	Lyondell Chemical Co. (Chemicals) Callable 5/1/13 @ 106.00	8.00	11/1/17	640
695	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 104.94	9.88	8/15/18	624
510	MarkWest Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 11/1/15 @ 103.38	6.75	11/1/20	551
460	Martin Midstream Partners & Finance (Air Freight & Logistics) Callable 4/1/14 @ 104.44	8.88	4/1/18	474
1,505	Masco Corp. (Building Products)	5.95	3/15/22	1,509
4,500	MBIA, Inc. (Insurance)	5.70	12/1/34	2,790
340	Mediacom LLC/Mediacom Capital Corp. (Software) Callable 8/15/14 @ 104.56	9.13	8/15/19	369
3,485	MedImpact Holdings, Inc. (Health Care Providers & Services) Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	3,537
795	MEMC Electronics Materials, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/1/14 @ 105.81	7.75	4/1/19	632
240	MGM Resorts International (Hotels, Restaurants & Leisure)	5.88	2/27/14	247
590	MGM Resorts International (Hotels, Restaurants & Leisure)	6.63	7/15/15	606
1,915	MGM Resorts International (Hotels, Restaurants & Leisure)	7.63	1/15/17	1,977
2,917	Midwest Generation LLC, Series B (Multi-Utilities)	8.56	1/2/16	2,786
1,580	Monitronics International, Inc.. (IT Services) Callable 4/1/16 @ 104.56 (a)	9.13	4/1/20	1,600
2,150	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 2/15/17 @ 103.19	6.38	2/15/22	2,182
2,815	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 5/1/16 @ 103.44	6.88	5/1/21	2,942
1,140	Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (Thrifts & Mortgage Finance) Callable 3/15/15 @ 104.22 (a)	5.63	3/15/20	1,149
2,300	Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (Thrifts & Mortgage Finance) Callable 3/15/17 @ 102.94 (a)	5.88	3/15/22	2,323
450	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Software) Callable 4/15/14 @ 104.44	8.88	4/15/17	483
455	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 4/16/12 @ 100.00	7.38	8/1/15	439
475	Nextel Communications, Inc., Series E (Wireless Telecommunication Services) Callable 4/16/12 @ 100.00	6.88	10/31/13	475
1,940	NII Capital Corp. (Communications Equipment) Callable 4/1/16 @ 103.81	7.63	4/1/21	1,896
910	NII Capital Corp. (Communications Equipment) Callable 12/15/14 @ 104.44	8.88	12/15/19	953
1,145	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Real Estate Management & Development) Callable 3/15/14 @ 104.44	8.88	3/15/18	1,076
80	Northern Tier Energy LLC (Oil, Gas & Consumable Fuels) Callable 12/1/13 @ 107.88 (a)	10.50	12/1/17	87
1,145	NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.38	1/15/17	1,191
2,085	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 5/15/16 @ 103.94	7.88	5/15/21	2,002
3,805	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13	8.25	9/1/20	3,748
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	962
1,465	Office Depot, Inc. (Specialty Retail) Callable 3/15/16 @ 104.88 (a)	9.75	3/15/19	1,511
3,115	Oil States International, Inc. (Energy Equipment & Services) Callable 6/1/14 @ 104.88	6.50	6/1/19	3,271
145	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	157
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels) (a)	6.25	11/15/21	2,342
510	Penn Virginia Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.19	10.38	6/15/16	500
325	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	358
880	Physio-Control International, Inc. (Health Care Equipment & Supplies) Callable 1/15/15 @ 107.41	9.88	1/15/19	924
575	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 4/1/17 @ 103.88	7.75	4/1/22	602
885	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	967
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	531
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	657
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	621
1,315	Polymer Group, Inc. (Containers & Packaging) Callable 2/1/15 @ 103.88	7.75	2/1/19	1,384
500	Post Holdings, Inc. (Food Products) Callable 2/15/17 @ 103.69 (a)	7.38	2/15/22	524
670	Provident Funding Associates LP (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	652
730	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services) Callable 2/15/15 @ 105.06 (a)	10.13	2/15/19	537
2,640	Quapaw Downstream Development Authority (Hotels, Restaurants & Leisure) Callable 7/1/15 @ 105.25 (a)	10.50	7/1/19	2,722
230	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	252
2,540	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	6.88	7/15/28	2,428
2,340	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	2,270

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,040	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	$1,061
108	RailAmerica, Inc. (Road & Rail)	9.25	7/1/17	114
1,385	Rain CII Carbon LLC (Chemicals) Callable 12/1/14 @ 104.00 (a)	8.00	12/1/18	1,451
2,105	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 2/15/17 @ 102.50	5.00	8/15/22	2,079
1,425	Reckson Operating Partnership LP (Real Estate Investment Trusts)	7.75	3/15/20	1,623
1,025	Regal Entertainment Group (Media) Callable 8/15/14 @ 104.56	9.13	8/15/18	1,122
750	Regions Bank (Commercial Banks)	6.45	6/26/37	746
400	Regions Bank (Commercial Banks)	7.50	5/15/18	453
1,785	Regions Financial Corp. (Commercial Banks)	5.75	6/15/15	1,870
1,725	Revlon Consumer Products Corp. (Household Products) Callable 11/15/12 @ 104.88	9.75	11/15/15	1,854
4,300	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products) Callable 8/15/15 @ 103.94 (a)	7.88	8/15/19	4,622
950	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products) Callable 8/15/15 @ 104.94 (a)	9.88	8/15/19	971
815	Rite Aid Corp. (Food & Staples Retailing) Callable 4/19/12 @ 103.75	7.50	3/1/17	831
2,965	Rite Aid Corp. (Food & Staples Retailing) Callable 3/15/16 @ 104.63 (a)	9.25	3/15/20	2,995
240	Rotech Healthcare, Inc. (Health Care Equipment & Supplies) Callable 4/15/13 @ 105.38	10.75	10/15/15	239
1,325	Rouse Co. (Real Estate Investment Trusts) Callable 5/9/13 @ 103.38	6.75	11/9/15	1,393
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	211
1,950	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	2,091
600	Sally Beauty Holdings, Inc. (Specialty Retail) Callable 11/15/15 @ 103.44 (a)	6.88	11/15/19	639
1,765	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 3/15/16 @ 103.75	7.50	3/15/21	1,739
3,600	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	3,672
1,555	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) (a)(b)	8.50	2/23/13	1,555
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38	8.75	1/15/20	357
1,155	Sealed Air Corp. (Containers & Packaging) Callable 9/15/15 @ 104.06 (a)	8.13	9/15/19	1,275
1,555	Sealed Air Corp. (Containers & Packaging) Callable 9/15/16 @ 104.19 (a)	8.38	9/15/21	1,747
8,760	Sears Holdings Corp. (Multiline Retail)	6.63	10/15/18	7,785
3,045	ServiceMaster Co. (IT Services) Callable 2/15/15 @ 106.00 (a)	8.00	2/15/20	3,243
835	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	929
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	913
1,505	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	1,565
525	SLM Corp., MTN (Consumer Finance)	7.25	1/25/22	549
710	Solutia, Inc. (Chemicals) Callable 3/15/15 @ 103.94	7.88	3/15/20	832
755	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	856
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	608
1,230	Speedy Cash, Inc. (IT Services) Callable 5/15/15 @ 105.38 (a)	10.75	5/15/18	1,273
805	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 12/15/15 @ 103.38	6.75	12/15/20	871
305	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75	7.50	10/1/17	329
3,695	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	2,827
1,575	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	1,362
2,330	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	1,998
1,210	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	1,228
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,061
2,560	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	11.50	11/15/21	2,752
1,375	SquareTwo Financial Corp. (Thrifts & Mortgage Finance) Callable 4/1/14 @ 105.80	11.63	4/1/17	1,361
1,410	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	1,500
1,080	Stater Brothers Holdings (Food & Staples Retailing) Callable 4/19/12 @ 101.94	7.75	4/15/15	1,103
175	SunGard Data Systems, Inc. (IT Services) Callable 11/15/13 @ 105.53	7.38	11/15/18	186
1,120	SunGard Data Systems, Inc. (IT Services) Callable 11/15/15 @ 103.81	7.63	11/15/20	1,196
4,020	Taminco Global Chemical Corp. (Chemicals) Callable 3/31/15 @ 107.31 (a)	9.75	3/31/20	4,181
1,145	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,205
1,630	Tenet Healthcare Corp. (Health Care Providers & Services) (a)	6.25	11/1/18	1,683
690	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	773
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	308
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	202
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,627
4,960	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (Multi-Utilities) Callable 4/1/16 @ 105.75 (a)	11.50	10/1/20	3,236
500	Texas Petrochemical Corp. (Chemicals) Callable 10/1/13 @ 106.19	8.25	10/1/17	524
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	106
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,884
2,855	The Gymboree Corp. (Multiline Retail) Callable 12/1/14 @ 104.56	9.13	12/1/18	2,634

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,255	The Manitowoc Co., Inc. (Machinery) Callable 11/1/15 @ 104.25	8.50	11/1/20	$1,380
1,220	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	1,348
540	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. (Diversified Financial Services) Callable 9/1/14 @ 105.31 (a)	10.63	9/1/17	575
1,460	Toys "R" Us Property Co. I LLC (Real Estate Management & Development) Callable 7/15/13 @ 105.38	10.75	7/15/17	1,599
5,230	Trilogy International Partners LLC (Communications Equipment) Callable 8/15/13 @ 105.13 (a)	10.25	8/15/16	4,563
745	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	812
285	Triumph Group, Inc. (Aerospace & Defense) Callable 7/15/14 @ 104.31	8.63	7/15/18	319
350	United Maritime LLC/Corp. (Air Freight & Logistics) Callable 12/15/12 @ 105.88	11.75	6/15/15	364
2,200	United Refining Co. (Oil, Gas & Consumable Fuels) Callable 2/28/15 @ 105.25	10.50	2/28/18	2,271
2,715	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 4/19/12 @ 104.25	8.50	6/1/15	2,779
465	Univision Communications, Inc. (Software) Callable 11/1/15 @ 103.94 (a)	7.88	11/1/20	488
1,215	UR Financing Escrow Corp. (IT Services) Callable 7/15/15 @ 102.88 (a)	5.75	7/15/18	1,244
1,515	UR Financing Escrow Corp. (IT Services) Callable 5/15/16 @ 103.69 (a)	7.38	5/15/20	1,549
1,890	UR Financing Escrow Corp. (IT Services) Callable 4/15/17 @ 103.81 (a)	7.63	4/15/22	1,942
1,965	USG Corp. (Building Products) Callable 10/15/14 @ 104.19 (a)	8.38	10/15/18	2,014
510	USG Corp. (Building Products) (a)	9.75	8/1/14	561
1,420	USG Corp. (Building Products) (e)	9.75	1/15/18	1,409
3,240	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/13 @ 103.25 (a)	6.50	7/15/16	3,297
250	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 12/1/14 @ 103.44 (a)	6.88	12/1/18	252
80	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 10/1/15 @ 103.50 (a)	7.00	10/1/20	80
45	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/16 @ 103.63 (a)	7.25	7/15/22	45
800	Vertellus Specialties, Inc. (Chemicals) Callable 4/1/13 @ 104.69 (a)	9.38	10/1/15	608
1,365	ViaSat, Inc. (Communications Equipment) Callable 6/15/16 @ 103.44 (a)	6.88	6/15/20	1,399
1,305	ViaSat, Inc. (Communications Equipment) Callable 9/15/12 @ 106.66	8.88	9/15/16	1,416
390	Viasystems, Inc. (Electrical Equipment) Callable 7/15/12 @ 106.00 (a)	12.00	1/15/15	419
800	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	886
175	West Corp. (Diversified Telecommunication Services) Callable 11/15/14 @ 103.94	7.88	1/15/19	186
685	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31	8.63	10/1/18	752
1,575	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	1,795
1,100	Windstream Corp. (Diversified Telecommunication Services) Callable 6/1/17 @ 103.75	7.50	6/1/22	1,149
4,160	Windstream Corp. (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/23	4,285
1,750	Windstream Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 103.88	7.75	10/15/20	1,872
1,890	WPX Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/21 @ 100.00 (a)	6.00	1/15/22	1,890
775	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 8/15/15 @ 103.88	7.75	8/15/20	852
400	Wynn Las Vegas LLC (Hotels, Restaurants & Leisure) Callable 11/1/13 @ 103.94	7.88	11/1/17	436
805	XM Satellite Radio, Inc. (Software) Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	869
2,055	Zayo Group LLC/Zayo Capital, Inc. (Communications Equipment) Callable 3/15/13 @ 105.13	10.25	3/15/17	2,296
	Total Corporate Bonds			488,107
	Yankee Dollars — 11.27%
750	Aguila 3 SA (Industrial Conglomerates) Callable 1/31/14 @ 105.91 (a)	7.88	1/31/18	784
1,750	Air Canada, Inc. (Airlines) Callable 8/1/12 @ 106.94 (a)	9.25	8/1/15	1,706
2,085	Aircastle Ltd. (Thrifts & Mortgage Finance) (a)	6.75	4/15/17	2,085
1,500	Aircastle Ltd. (Thrifts & Mortgage Finance) (a)	7.63	4/15/20	1,500
1,075	Aircastle Ltd. (Thrifts & Mortgage Finance) Callable 8/1/14 @ 104.88	9.75	8/1/18	1,199
650	Aperam SA (Metals & Mining) Callable 10/1/13 @ 103.69 (a)	7.38	4/1/16	635
600	Aperam SA (Metals & Mining) Callable 4/1/15 @ 103.88 (a)	7.75	4/1/18	579
585	Bombardier, Inc. (Containers & Packaging) (a)	5.75	3/15/22	569
310	Bombardier, Inc. (Containers & Packaging) (a)	7.75	3/15/20	346
2,000	CGGVeritas (Energy Equipment & Services) Callable 6/1/16 @ 103.25	6.50	6/1/21	2,040
4,200	CHC Helicopter SA (Air Freight & Logistics) Callable 4/15/15 @ 104.63 (a)	9.25	10/15/20	4,168
2,495	Codere Finance Luxembourg SA (Hotels, Restaurants & Leisure) Callable 2/15/15 @ 106.94 (a)	9.25	2/15/19	2,476
675	Consolidated Minerals Ltd. (Metals & Mining) Callable 5/1/14 @ 104.44 (a)	8.88	5/1/16	572
2,000	ConvaTec Healthcare E SA (Health Care Equipment & Supplies) Callable 12/15/14 @ 105.25 (a)	10.50	12/15/18	2,055
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	682
2,340	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	2,457
700	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	743
1,500	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	1,601
1,646	Intelsat Bermuda Ltd. (Communications Equipment) Callable 2/15/13 @ 105.75	11.50	2/4/17	1,712
1,650	Intelsat Jackson Holdings SA (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/21	1,735
50	Intelsat Jackson Holdings SA (Diversified Telecommunication Services) Callable 4/19/12 @ 104.75	9.50	6/15/16	52

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$855	Intelsat Luxembourg SA, PIK (Diversified Financial Services) Callable 2/15/13 @ 105.62	11.25	2/4/17	$889
2,705	Intelsat Luxembourg SA, PIK (Diversified Financial Services) Callable 2/15/13 @ 105.75 (a)	11.50	2/4/17	2,786
900	Kinove German Bondco GmbH (Chemicals) Callable 6/15/14 @ 107.22 (a)	9.63	6/15/18	936
450	LyondellBasell Industries NV (Chemicals) (a)	6.00	11/15/21	473
1,595	MMI International Ltd. (Industrial Conglomerates) Callable 3/1/15 @ 104.00 (a)	8.00	3/1/17	1,651
1,190	National Money Mart Co. (IT Services) Callable 12/15/13 @ 105.19	10.38	12/15/16	1,315
805	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	918
1,055	Novelis, Inc. (Metals & Mining) Callable 12/15/13 @ 106.28	8.38	12/15/17	1,145
2,290	Offshore Group Investment Ltd. (Capital Markets) Callable 2/1/13 @ 108.62	11.50	8/1/15	2,519
651	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	697
815	Quebecor Media, Inc. (Media) Callable 4/19/12 @ 102.58	7.75	3/15/16	836
910	RDS Ultra-Deepwater Ltd. (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	1,006
1,655	Rexel SA (Electronic Equipment, Instruments & Components) Callable 12/15/15 @ 103.06 (a)	6.13	12/15/19	1,676
925	Sable International Finance Ltd. (Communications Equipment) Callable 2/1/16 @ 104.38 (a)	8.75	2/1/20	980
400	Satmex Escrow SA de CV (Diversified Financial Services) Callable 5/15/14 @ 104.75 (a)	9.50	5/15/17	412
2,695	Satmex Escrow SA de CV (Diversified Financial Services) Callable 5/15/14 @ 104.75	9.50	5/15/17	2,776
365	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44	6.88	5/1/20	388
1,875	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/16 @ 103.50 (a)	7.00	11/1/21	2,016
159	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	180
900	UPC Holding BV (Communications Equipment) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	994
1,100	UPCB Finance V Ltd. (Diversified Telecommunication Services) Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	1,159
1,570	Videotron Ltee (Software) (a)	5.00	7/15/22	1,554
1,380	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	1,325
7,700	Wind Acquisition Finance SA (Communications Equipment) Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	7,257
2,765	Wind Acquisition Holdings Finance SA (Diversified Financial Services) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	2,447
	Total Yankee Dollars			68,031
	Common/Preferred Stocks and Rights — 0.85%
13,000	Citigroup Capital XII (Diversified Financial Services) Callable 3/30/15 @ 25.00			333
68,480	General Motors Co., Series B (Automobiles)			2,866
84,615	GMAC Capital Trust I (Consumer Finance) Callable 2/15/16 @ 25.00			1,955
	Total Common/Preferred Stocks and Rights			5,154
	Time Deposit — 6.95%
$41,946	State Street Liquidity Management Control System Time Deposit	0.01	4/2/12	41,946
	Total Time Deposit			41,946
	Total Investments (cost $585,519) — 99.89%			603,238
	Other assets in excess of liabilities — 0.11%			689
	Net Assets — 100.00%			$603,927

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2012.
(c)	Zero Coupon Security. Effective rate shown is as of March 31, 2012.
(d)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.29% of the Portfolio's net assets.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2012.

MBIA – Municipal Bond Insurance Association
MTN – Medium Term Note
PIK – Payment in Kind
ULC – Unlimited Liability Co.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 86.26%
$128	U.S. Treasury Bond	3.13	11/15/41	$123
931	U.S. Treasury Bond	3.13	2/15/42	892
1,835	U.S. Treasury Bond	3.50	2/15/39	1,906
2,491	U.S. Treasury Bond	3.75	8/15/41	2,693
1,467	U.S. Treasury Bond	4.25	5/15/39	1,728
2,348	U.S. Treasury Bond	4.25	11/15/40	2,765
1,782	U.S. Treasury Bond	4.38	11/15/39	2,141
2,305	U.S. Treasury Bond	4.38	5/15/40	2,770
2,485	U.S. Treasury Bond	4.38	5/15/41	2,987
39	U.S. Treasury Bond	4.50	5/15/38	48
1,607	U.S. Treasury Bond	4.50	8/15/39	1,969
1,816	U.S. Treasury Bond	4.63	2/15/40	2,268
621	U.S. Treasury Bond	5.38	2/15/31	835
264	U.S. Treasury Bond	5.50	8/15/28	353
1,885	U.S. Treasury Bond	6.13	11/15/27	2,664
1,890	U.S. Treasury Bond	6.25	8/15/23	2,618
1,238	U.S. Treasury Bond	6.25	5/15/30	1,812
690	U.S. Treasury Bond	7.13	2/15/23	1,011
450	U.S. Treasury Bond	7.25	8/15/22	661
113	U.S. Treasury Bond	7.63	11/15/22	171
7	U.S. Treasury Bond	7.88	2/15/21	10
689	U.S. Treasury Bond	8.75	5/15/17	953
728	U.S. Treasury Bond	9.00	11/15/18	1,077
1,930	U.S. Treasury Note	0.25	11/30/13	1,928
4,686	U.S. Treasury Note	0.25	9/15/14	4,664
2,961	U.S. Treasury Note	0.38	7/31/13	2,965
2,232	U.S. Treasury Note	0.75	8/15/13	2,246
2,262	U.S. Treasury Note	0.75	9/15/13	2,277
1,522	U.S. Treasury Note	0.88	11/30/16	1,516
3,900	U.S. Treasury Note	0.88	12/31/16	3,880
2,422	U.S. Treasury Note	1.00	7/15/13	2,444
3,666	U.S. Treasury Note	1.00	5/15/14	3,714
1,810	U.S. Treasury Note	1.13	6/15/13	1,829
890	U.S. Treasury Note	1.25	8/31/15	909
742	U.S. Treasury Note	1.25	10/31/15	757
3,093	U.S. Treasury Note	1.38	5/15/13	3,132
1,886	U.S. Treasury Note	1.38	11/30/15	1,931
3,172	U.S. Treasury Note	1.50	7/31/16	3,255
3,997	U.S. Treasury Note	1.50	8/31/18	4,008
1,278	U.S. Treasury Note	1.75	3/31/14	1,313
1,455	U.S. Treasury Note	1.75	7/31/15	1,509
711	U.S. Treasury Note	1.75	5/31/16	738
1,466	U.S. Treasury Note	1.88	6/30/15	1,526
656	U.S. Treasury Note	1.88	9/30/17	679
2,651	U.S. Treasury Note	1.88	10/31/17	2,744
1,823	U.S. Treasury Note	2.00	1/31/16	1,909
3,016	U.S. Treasury Note	2.00	4/30/16	3,159
1,714	U.S. Treasury Note	2.00	11/15/21	1,687
1,367	U.S. Treasury Note	2.00	2/15/22	1,341
5,275	U.S. Treasury Note	2.13	11/30/14	5,504
2,742	U.S. Treasury Note	2.13	5/31/15	2,874
1,761	U.S. Treasury Note	2.13	2/29/16	1,853
2,147	U.S. Treasury Note	2.13	8/15/21	2,145
1,811	U.S. Treasury Note	2.25	1/31/15	1,899
1,353	U.S. Treasury Note	2.25	11/30/17	1,427
831	U.S. Treasury Note	2.25	7/31/18	872
4,952	U.S. Treasury Note	2.38	8/31/14	5,181
3,820	U.S. Treasury Note	2.38	9/30/14	4,002
4,135	U.S. Treasury Note	2.38	10/31/14	4,336
2,071	U.S. Treasury Note	2.38	2/28/15	2,181
950	U.S. Treasury Note	2.38	3/31/16	1,009
1,365	U.S. Treasury Note	2.38	7/31/17	1,451
1,852	U.S. Treasury Note	2.50	3/31/15	1,960

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,590	U.S. Treasury Note	2.50	4/30/15	$1,684
3,198	U.S. Treasury Note	2.50	6/30/17	3,421
4,973	U.S. Treasury Note	2.63	7/31/14	5,226
2,021	U.S. Treasury Note	2.63	12/31/14	2,138
825	U.S. Treasury Note	2.63	4/30/16	885
1,258	U.S. Treasury Note	2.63	1/31/18	1,353
577	U.S. Treasury Note	2.63	4/30/18	620
2,997	U.S. Treasury Note	2.63	8/15/20	3,160
2,943	U.S. Treasury Note	2.63	11/15/20	3,095
3,076	U.S. Treasury Note	2.75	11/30/16	3,323
765	U.S. Treasury Note	2.75	12/31/17	828
2,367	U.S. Treasury Note	3.00	8/31/16	2,581
1,218	U.S. Treasury Note	3.00	9/30/16	1,328
3,204	U.S. Treasury Note	3.13	4/30/13	3,303
2,052	U.S. Treasury Note	3.13	8/31/13	2,134
2,181	U.S. Treasury Note	3.13	1/31/17	2,398
1,382	U.S. Treasury Note	3.13	4/30/17	1,522
1,430	U.S. Treasury Note	3.13	5/15/19	1,575
2,570	U.S. Treasury Note	3.13	5/15/21	2,797
1,780	U.S. Treasury Note	3.25	6/30/16	1,956
349	U.S. Treasury Note	3.25	7/31/16	384
2,027	U.S. Treasury Note	3.25	12/31/16	2,239
1,187	U.S. Treasury Note	3.25	3/31/17	1,314
3,685	U.S. Treasury Note	3.38	6/30/13	3,827
2,426	U.S. Treasury Note	3.38	11/15/19	2,708
2,115	U.S. Treasury Note	3.50	5/31/13	2,195
1,149	U.S. Treasury Note	3.50	2/15/18	1,291
2,391	U.S. Treasury Note	3.50	5/15/20	2,689
2,540	U.S. Treasury Note	3.63	2/15/20	2,881
2,802	U.S. Treasury Note	3.63	2/15/21	3,172
2,855	U.S. Treasury Note	3.75	11/15/18	3,265
1,165	U.S. Treasury Note	3.88	5/15/18	1,338
1,590	U.S. Treasury Note	4.00	2/15/14	1,698
2,200	U.S. Treasury Note	4.00	8/15/18	2,550
548	U.S. Treasury Note	4.13	5/15/15	608
2,170	U.S. Treasury Note	4.25	11/15/13	2,308
4,020	U.S. Treasury Note	4.25	8/15/14	4,381
131	U.S. Treasury Note	4.25	8/15/15	147
169	U.S. Treasury Note	4.25	11/15/17	197
1,032	U.S. Treasury Note	4.50	11/15/15	1,172
1,564	U.S. Treasury Note	4.63	11/15/16	1,822
2,718	U.S. Treasury Note	4.75	5/15/14	2,968
981	U.S. Treasury Note	4.75	8/15/17	1,165
229	U.S. Treasury Note	5.02	2/15/19	247
2,009	U.S. Treasury Note	6.62	8/15/19	2,280
2,445	U.S. Treasury Note	7.76	8/15/13	2,577
156	U.S. Treasury Note	8.88	2/15/19	231
	Total U.S. Treasury Obligations			226,190
	U.S. Government Agency Securities — 12.98%
700	Fannie Mae	0.75	12/18/13	705
2,244	Fannie Mae	1.05	10/22/13	2,266
350	Fannie Mae	1.25	9/28/16	352
250	Fannie Mae, Callable 10/19/12 @ 100.00	1.38	10/19/16	250
241	Fannie Mae, Callable 10/3/12 @ 100.00	1.45	10/3/16	242
200	Fannie Mae, Callable 4/20/12 @ 100.00	1.50	10/20/16	200
1,057	Fannie Mae	1.63	10/26/15	1,089
271	Fannie Mae	2.63	11/20/14	286
2,090	Fannie Mae	2.75	2/5/14	2,183
600	Fannie Mae	2.75	3/13/14	629
430	Fannie Mae (a)	3.72	10/9/19	333
695	Fannie Mae	3.88	7/12/13	727

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$2,110	Fannie Mae	5.00	3/15/16	$2,440
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	33
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	174
680	Fannie Mae	7.25	5/15/30	1,019
200	Federal Farm Credit Bank, Callable 12/19/12 @ 100.00	0.47	12/19/13	200
200	Federal Farm Credit Bank, Callable 12/19/12 @ 100.00	0.75	12/19/14	199
816	Federal Farm Credit Bank	1.38	6/25/13	827
350	Federal Home Loan Bank, Callable 9/12/12 @ 100.00	0.41	3/12/14	350
500	Federal Home Loan Bank, Callable 4/26/12 @ 100.00	0.75	3/26/15	500
1,300	Federal Home Loan Bank	2.38	3/14/14	1,350
190	Federal Home Loan Bank	2.75	3/13/15	202
1,300	Federal Home Loan Bank	3.63	5/29/13	1,350
1,250	Federal Home Loan Bank	3.63	10/18/13	1,313
880	Federal Home Loan Bank	5.25	12/11/20	1,089
120	Federal Home Loan Bank	5.50	7/15/36	151
800	Federal Home Loan Bank, Series 656	5.38	5/18/16	945
500	Freddie Mac, Callable 2/27/13 @ 100.00	0.40	2/27/14	500
500	Freddie Mac, Callable 1/24/13 @ 100.00	0.60	1/24/14	501
500	Freddie Mac, Callable 2/24/14 @ 100.00	0.85	2/24/16	499
400	Freddie Mac	1.00	8/27/14	405
250	Freddie Mac, Callable 10/19/12 @ 100.00	1.15	10/19/15	250
1,500	Freddie Mac	1.63	4/15/13	1,521
1,267	Freddie Mac	2.88	2/9/15	1,349
1,000	Freddie Mac	3.75	3/27/19	1,122
1,398	Freddie Mac	4.13	9/27/13	1,477
353	Freddie Mac	4.50	7/15/13	372
2,196	Freddie Mac	5.25	4/18/16	2,568
200	Freddie Mac	6.25	7/15/32	277
80	Freddie Mac	6.75	3/15/31	115
200	Freddie Mac, MTN, Callable 6/29/12 @ 100.00	2.00	6/29/16	201
500	Freddie Mac, Series 0001, Callable 2/27/14 @ 100.00	0.55	2/27/15	499
506	Tennessee Valley Authority	4.70	7/15/33	568
135	Tennessee Valley Authority	5.25	9/15/39	162
190	Tennessee Valley Authority	6.15	1/15/38	254
	Total U.S. Government Agency Securities			34,044
	Corporate Bond — 0.11%
250	Private Export Funding Corp. (Thrifts & Mortgage Finance)	4.38	3/15/19	291
	Total Corporate Bond			291
	Time Deposit — 0.66%
1,721	State Street Liquidity Management Control System Time Deposit	0.01	4/2/12	1,721
	Total Time Deposit			1,721
	Total Investments (cost $254,234) — 100.01%			262,246
	Liabilities in excess of other assets — (0.01)%			(37)
	Net Assets — 100.00%			$262,209

(a)	Rate disclosed represents effective yield at purchase.

MTN – Medium Term Note

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 75.25%
$1,301	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,310
2,493	ABB Treasury Center (USA), Inc. (Thrifts & Mortgage Finance) (a)	4.00	6/15/21	2,548
59	Alabama Power Co. (Multi-Utilities)	5.80	11/15/13	64
1,904	American Express Credit Corp., MTN (Thrifts & Mortgage Finance)	2.38	3/24/17	1,907
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	736
856	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	942
2,062	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	2,286
1,175	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	1,385
1,505	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	1,460
2,690	Aviation Capital Group (Machinery) (a)	7.13	10/15/20	2,701
2,012	Baker Hughes, Inc. (Oil, Gas & Consumable Fuels)	5.13	9/15/40	2,289
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,610
1,915	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	1,978
575	Caterpillar, Inc. (Machinery)	5.20	5/27/41	663
1,787	CC Holdings GS V LLC (Wireless Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	1,948
1,793	Cellco Partnership/Verizon Wireless Capital LLC (Communications Equipment)	5.55	2/1/14	1,939
2,755	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	2,828
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,147
2,070	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	2,413
3,171	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	3,458
897	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	894
1,114	Comcast Corp. (Media)	6.45	3/15/37	1,333
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,452
1,040	Dominion Resources, Inc. (Electric Utilities)	1.95	8/15/16	1,054
1,182	E.I. du Pont de Nemours & Co. (Chemicals)	4.25	4/1/21	1,331
774	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	854
1,670	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	1,771
1,126	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	1,136
1,574	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	1,633
2,372	ERAC USA Finance Co. (IT Services) (a)	5.25	10/1/20	2,572
658	ERAC USA Finance Co. (IT Services) (a)	5.60	5/1/15	723
2,275	Exelon Generation Co. LLC (Electric Utilities)	6.20	10/1/17	2,670
4,395	General Electric Capital Corp., MTN (Diversified Financial Services)	4.65	10/17/21	4,678
3,994	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	4,139
1,309	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,514
3,223	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	3,533
1,950	Hewlett-Packard Co. (Computers & Peripherals)	4.65	12/9/21	2,040
4,721	IBM Corp. (IT Services)	0.88	10/31/14	4,735
1,541	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,587
930	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	991
1,768	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	1,791
4,871	JPMorgan Chase & Co. (Diversified Financial Services)	4.40	7/22/20	5,053
605	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	626
673	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	715
2,026	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	2,493
3,379	Lazard Group LLC (Thrifts & Mortgage Finance)	7.13	5/15/15	3,664
672	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	728
1,794	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	1,788
1,109	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,318
2,255	NBCUniversal Media LLC (Software)	5.95	4/1/41	2,595
1,624	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	1,805
3,091	Northern Trust Corp. (Diversified Financial Services)	4.63	5/1/14	3,325
2,927	PACCAR Financial Corp., MTN (Thrifts & Mortgage Finance)	1.55	9/29/14	2,978
2,009	Phillips 66 (Oil, Gas & Consumable Fuels) (a)	4.30	4/1/22	2,044
1,057	Public Service Co. of Colorado, Series 17 (Multi-Utilities)	6.25	9/1/37	1,379
2,099	Raytheon Co. (Aerospace & Defense)	1.40	12/15/14	2,134
1,051	Roche Holdings, Inc. (Health Care Providers & Services) (a)	7.00	3/1/39	1,429
1,191	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	1,108
2,709	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,743
661	Southern California Edison Co. (Multi-Utilities)	5.75	3/15/14	724
1,392	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	1,427
2,153	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	2,251
4,046	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	4,436

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,914	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	$2,370
1,179	Teva Pharmaceutical Finance Co. LLC (Personal Products)	6.15	2/1/36	1,414
878	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	979
1,860	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	1,908
639	The Progressive Corp. (Real Estate Investment Trusts)	3.75	8/23/21	680
1,773	The Walt Disney Co. (Media)	2.75	8/16/21	1,766
1,479	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	1,590
975	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	1,009
3,968	Time Warner Cable, Inc. (Media)	5.85	5/1/17	4,630
2,025	Time Warner Cable, Inc. (Media)	8.25	2/14/14	2,293
780	Time Warner, Inc. (Media)	6.20	3/15/40	884
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,626
1,764	United Technologies Corp. (Aerospace & Defense)	5.70	4/15/40	2,124
1,342	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.25	4/15/13	1,407
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	599
1,019	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,170
631	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	831
3,241	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	3,228
2,935	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	3,016
1,035	Xerox Corp. (Office Electronics)	2.95	3/15/17	1,046
	Total Corporate Bonds			165,376
	Yankee Dollars — 19.43%
1,422	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,452
1,797	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,981
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,709
1,853	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	1,866
2,340	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,400
2,822	Ensco PLC (Oil, Gas & Consumable Fuels)	4.70	3/15/21	3,045
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,743
1,433	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	1,460
2,436	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	2,544
4,120	Kinross Gold Corp. (Metals & Mining) (a)	5.13	9/1/21	4,183
1,440	Shell International Finance BV (Energy Equipment & Services)	4.30	9/22/19	1,633
1,458	Shell International Finance BV (Energy Equipment & Services)	5.50	3/25/40	1,776
1,229	Shell International Finance BV (Energy Equipment & Services)	6.38	12/15/38	1,626
55	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	59
1,738	Teva Pharmaceutical Finance II/III LLC (Personal Products)	3.00	6/15/15	1,829
1,531	Total Capital SA (Oil, Gas & Consumable Fuels)	3.00	6/24/15	1,589
1,130	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	1,404
2,189	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	2,196
734	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	781
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,179
1,223	Wesfarmers Ltd. (Multiline Retail) (a)	7.00	4/10/13	1,288
4,774	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,965
	Total Yankee Dollars			42,708
	Preferred Stocks — 1.55%
20,675	Arch Capital Group Ltd. (Insurance) Callable 4/2/17 @ 25.00 *			526
27,150	Arch Captial Group Ltd. (Insurance) Callable 4/2/17 @ 25.00 *			688
80,325	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			2,184
	Total Preferred Stocks			3,398
	Mutual Fund — 1.78%
3,917,000	SSgA U.S. Government Money Market (b)	0.00		3,917
	Total Mutual Fund			3,917
	Total Investments (cost $207,142) — 98.01%			215,399
	Other assets in excess of liabilities — 1.99%			4,373
	Net Assets — 100.00%			$219,772

*	Security was fair valued on March 31, 2012, and represents a Level 2 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	The rate disclosed is the rate in effect on March 31, 2012.

MTN — Medium Term Note

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 106.33%
$3,000	Fannie Mae, 15 YR TBA	3.00	4/25/27	$3,105
5,600	Fannie Mae, 15 YR TBA	3.50	4/25/27	5,873
700	Fannie Mae, 15 YR TBA	4.00	4/25/27	742
5,900	Fannie Mae, 15 YR TBA	4.50	4/25/27	6,315
2,900	Fannie Mae, 15 YR TBA	5.00	4/25/27	3,135
2,500	Fannie Mae, 30 YR TBA	3.50	4/25/42	2,567
1,800	Fannie Mae, 30 YR TBA	5.00	4/25/42	1,944
10,738	Fannie Mae, Pool #190405	4.00	10/1/40	11,270
4,205	Fannie Mae, Pool #256843	5.50	8/1/37	4,585
536	Fannie Mae, Pool #545400	5.50	1/1/17	584
173	Fannie Mae, Pool #545900	5.50	7/1/17	189
305	Fannie Mae, Pool #625938	5.50	3/1/17	333
251	Fannie Mae, Pool #627241	5.50	9/1/17	274
23	Fannie Mae, Pool #630942	5.50	2/1/17	25
6,987	Fannie Mae, Pool #725228	6.00	3/1/34	7,813
448	Fannie Mae, Pool #888596	6.50	7/1/37	503
6,037	Fannie Mae, Pool #889117	5.00	10/1/35	6,537
2,011	Fannie Mae, Pool #889984	6.50	10/1/38	2,259
8,998	Fannie Mae, Pool #890221	5.50	12/1/33	9,880
208	Fannie Mae, Pool #909662	5.50	2/1/22	227
290	Fannie Mae, Pool #949500	5.50	9/1/22	316
9,103	Fannie Mae, Pool #959451	6.00	12/1/37	10,038
354	Fannie Mae, Pool #976945	5.50	2/1/23	386
1,285	Fannie Mae, Pool #AB3192	4.50	6/1/41	1,371
989	Fannie Mae, Pool #AB4483	3.00	2/1/27	1,026
9,515	Fannie Mae, Pool #AD0527	5.50	6/1/39	10,376
2,242	Fannie Mae, Pool #AE0442	6.50	1/1/39	2,518
1,418	Fannie Mae, Pool #AH5859	4.00	2/1/41	1,487
6,116	Fannie Mae, Pool #AH5988	5.00	3/1/41	6,610
7,332	Fannie Mae, Pool #AH6242	4.00	4/1/26	7,789
13,312	Fannie Mae, Pool #AH7521	4.50	3/1/41	14,204
2,503	Fannie Mae, Pool #AH9055	4.50	4/1/41	2,671
1,609	Fannie Mae, Pool #AI4815	4.50	6/1/41	1,717
1,229	Fannie Mae, Pool #AI6016	4.00	7/1/41	1,290
2,831	Fannie Mae, Pool #AJ1300 (a)	2.93	10/1/41	2,949
2,084	Fannie Mae, Pool #AJ1998	3.50	10/1/41	2,143
1,250	Fannie Mae, Pool #AJ4035	3.50	10/1/41	1,285
2,617	Fannie Mae, Pool #AJ5303	4.00	11/1/41	2,747
4,260	Fannie Mae, Pool #AJ7680	3.50	12/1/41	4,379
3,339	Fannie Mae, Pool #AJ7689	4.00	12/1/41	3,504
2,572	Fannie Mae, Pool #AJ7857	4.00	12/1/41	2,699
1,872	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,941
5,200	Fannie Mae, Pool #AK7497	3.50	4/1/42	5,346
650	Fannie Mae, Pool #AK8522	3.00	3/1/27	674
1,571	Fannie Mae, Pool #AL0583	6.50	10/1/39	1,765
314	Fannie Mae, Pool #AL0725	5.50	6/1/24	343
2,783	Fannie Mae, Pool #AL1107	4.50	11/1/41	2,970
7,400	Freddie Mac, Gold 30 YR TBA	5.00	5/15/42	7,955
1,800	Freddie Mac, Gold 30 YR TBA	5.50	5/15/42	1,953
1,700	Freddie Mac, Gold 30 YR TBA	6.00	5/15/42	1,871
4,268	Freddie Mac, Pool #1B7911 (a)	2.71	12/1/40	4,418
6,729	Freddie Mac, Pool #A96286	4.00	1/1/41	7,046
1,307	Freddie Mac, Pool #A97495	4.50	3/1/41	1,386
15,170	Freddie Mac, Pool #A97692	4.50	3/1/41	16,095
4,230	Freddie Mac, Pool #C01598	5.00	8/1/33	4,567
5,978	Freddie Mac, Pool #G01665	5.50	3/1/34	6,592
3,868	Freddie Mac, Pool #G02794	6.00	5/1/37	4,276
1,000	Freddie Mac, Pool #G08459	4.00	9/1/41	1,048
200	Freddie Mac, Pool #G08483	4.00	3/1/42	209
400	Freddie Mac, Pool #Q04411	4.00	11/1/41	419
4,600	Government National Mortgage Association, 30 YR TBA	4.00	4/15/42	4,936
4,100	Government National Mortgage Association, 30 YR TBA	4.00	4/20/42	4,399
400	Government National Mortgage Association, 30 YR TBA	4.50	4/15/42	435

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$3,800	Government National Mortgage Association, 30 YR TBA	5.00	4/15/42	$4,197
5,800	Government National Mortgage Association, 30 YR TBA	5.00	4/20/42	6,387
2,700	Government National Mortgage Association, 30 YR TBA	5.50	4/20/42	3,000
1,600	Government National Mortgage Association, 30 YR TBA	6.00	4/20/42	1,800
6,217	Government National Mortgage Association, Pool #4801	4.50	9/20/40	6,775
1,478	Government National Mortgage Association, Pool #510835	5.50	2/15/35	1,656
433	Government National Mortgage Association, Pool #658181	5.50	11/15/36	485
11	Government National Mortgage Association, Pool #690789	6.50	5/15/38	13
416	Government National Mortgage Association, Pool #694642	6.50	8/15/38	479
161	Government National Mortgage Association, Pool #695773	6.50	11/15/38	185
456	Government National Mortgage Association, Pool #699237	6.50	9/15/38	523
4,871	Government National Mortgage Association, Pool #717148	4.50	5/15/39	5,338
3,863	Government National Mortgage Association, Pool #721760	4.50	8/15/40	4,233
1,616	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,823
1,166	Government National Mortgage Association, Pool #782523	5.00	11/15/35	1,288
	Total U.S. Government Agency Mortgages			268,491
	U.S. Treasury Obligations — 14.30%
1,600	U.S. Treasury Bills (b)	0.01	4/5/12	1,600
4,000	U.S. Treasury Bills (b)	0.06	5/24/12	4,000
17,000	U.S. Treasury Bills (b)	0.07	5/3/12	16,999
5,000	U.S. Treasury Bills (b)	0.08	4/12/12	5,000
3,000	U.S. Treasury Bills (b)	0.08	6/7/12	2,999
5,500	U.S. Treasury Bills (b)	0.10	5/17/12	5,500
	Total U.S. Treasury Obligations			36,098
	Asset Backed Security — 0.87%
2,000	Citibank Omni Master Trust, Series 2009-A17, Class A17 (c)	4.90	11/15/18	2,190
	Total Asset Backed Security			2,190
	Collateralized Mortgage Obligations — 6.07%
860	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.77	5/10/45	776
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM (a)	5.37	1/15/46	935
1,240	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	1,278
1,310	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,445
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	844
1,745	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	1,929
690	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	716
980	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	1,029
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	115
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.84	11/12/16	899
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,952
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.88	7/11/17	1,478
1,745	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	5.90	7/15/17	1,933
	Total Collateralized Mortgage Obligations			15,329
	Mutual Fund — 0.46%
1,165,793	SSgA U.S. Government Money Market (a)	0.00		1,166
	Total Mutual Fund			1,166
	Total Investments Before TBA Sale Commitments (cost $317,248) — 128.03%			323,274
	TBA Sale Commitments (d)— (12.63)%
$(2,500)	Fannie Mae, 30 YR TBA	4.00	4/25/42	(2,621)
(2,300)	Fannie Mae, 30 YR TBA	4.50	4/25/42	(2,446)
(12,600)	Fannie Mae, 30 YR TBA	5.50	4/25/42	(13,728)
(11,600)	Fannie Mae, 30 YR TBA	6.00	4/25/42	(12,780)
(200)	Federal Home Loan Mortgage Corporation, Gold 30 YR TBA	4.50	4/15/42	(212)

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	TBA Sale Commitments(d) (continued)
$(100)	Government National Mortgage Association, 30 YR TBA	6.00	4/15/42	$(113)
	Total TBA Sale Commitments			$(31,900)
	Liabilities in excess of other assets — (15.40)%			(38,879)
	Net Assets — 100.00%			$252,495

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2012.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Represents a "to-be-announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolios of Investments).

TBA – Security is subject to delayed delivery.

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.80%
	Arizona — 6.11%
$650	Arizona State Transportation Board Grant Anticipation NTS, Revenue, Series A	5.00	7/1/17	$763
1,000	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	1,069
				1,832
	California — 7.90%
765	California State, GO	5.00	4/1/15	854
1,500	Los Angeles California Municipal Improvement Corp. Lease Revenue, Series C	3.00	9/1/12	1,514
				2,368
	Florida — 15.44%
1,250	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/12	1,264
1,250	Jacksonville Florida Special Revenue, Series C-1	4.00	10/1/13	1,311
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	528
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,070
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	287
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	171
				4,631
	Illinois — 3.41%
400	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	437
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	586
				1,023
	Iowa — 3.89%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100.00	5.25	8/1/13	1,168
	Kentucky — 5.35%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,606
	Michigan — 10.95%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	437
1,500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	1,727
1,000	Michigan State, Series A, GO	4.00	11/1/16	1,121
				3,285
	Nebraska — 3.60%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE/FGIC)	5.00	1/1/14	1,080
	New Mexico — 2.00%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	599
	New York — 6.00%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,801
	North Carolina — 1.43%
400	North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue	4.00	7/1/14	428
	Ohio — 2.62%
730	Ohio State, GO	3.00	11/1/15	786
	Texas — 18.04%
735	Austin Texas Independent School District, Series A, GO	3.00	8/1/14	775
745	College Station Texas, GO	5.00	2/15/16	857
310	League City Texas, Series A, GO	4.00	2/15/15	336
1,500	Mansfield Texas Independent School District, GO	4.00	2/15/13	1,549
1,285	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,373
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	521
				5,411
	Washington — 7.76%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,421
800	Washington State Health Care Facilities Authority, Catholic Health, Revenue, Series A	5.00	2/1/16	907
				2,328
	Wisconsin — 4.30%
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	534

See accompanying Notes to Portfolios of Investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin (continued)
$745	River Falls Wisconsin School District, Series A, GO	2.00	4/1/13	$757
				1,291
	Total Municipal Bonds			29,637
	Mutual Fund — 0.06%
17,752	SSgA Tax-Free Money Market Fund (a)	0.01		18
	Total Mutual Fund			18
	Total Investments (cost $28,807) — 98.86%			29,655
	Other assets in excess of liabilities — 1.14%			342
	Net Assets — 100.00%			$29,997

(a)	The rate disclosed is the rate in effect on March 31, 2012.

AGM – Assured Guaranty Municipal Corporation
AMBAC – American Municipal Bond Assurance Corporation
FGIC – Financial Guaranty Insurance Company
GO – General Obligation
NATL-RE – Reinsurance provided by National Reinsurance

See accompanying Notes to Portfolios of Investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.61%
	Alabama — 3.19%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,649
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/14	1,631
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	1,793
2,400	Auburn University Alabama General Fee Revenue, Series A, Callable 6/1/22 @ 100.00	5.00	6/1/28	2,765
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,832
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,284
				14,954
	Alaska — 0.56%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,613
	Arizona — 1.54%
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	257
2,000	Pima County Arizona Sewer System Revenue, Callable 7/1/20 @ 100.00 (AGM)	5.00	7/1/23	2,293
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,048
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,620
				7,218
	Arkansas — 0.21%
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	525
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM (ADFA/ADED)	4.25	3/1/13	16
425	Fayetteville Arkansas Sales & Use Tax Revenue, Capital Improvements, Series B (MBIA)	4.00	12/1/15	443
				984
	California — 17.16%
1,500	California Health Facilities Financing Authority Revenue, Sutter Health, Series B, Callable 8/15/20 @ 100.00	5.25	8/15/23	1,771
4,400	California State Department of Water Resources Revenue, Central Valley Project, Callable 5/16/12 @ 100.00	5.25	7/1/22	4,408
5,950	California State Department of Water Resources, Power Supply Revenue, Series L	5.00	5/1/15	6,727
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,929
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,084
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,900
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,838
835	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	838
2,917	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,917
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	2,034
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,757
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,959
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,368
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,482
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,782
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,091
4,175	Southern California Public Power Authority, Canyon Power Project Revenue, Series A, Callable 1/1/20 @ 100.00	5.00	7/1/23	4,832
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,820
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,877
				80,414
	Colorado — 0.02%
70	University of Colorado Certificates of Participation, Prerefunded 6/1/12 @ 100.00	6.00	12/1/13	71
	Delaware — 0.33%
1,480	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	1,547
	District of Columbia — 0.33%
390	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	391

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	District of Columbia (continued)
$1,000	District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, Callable 10/1/22 @ 100.00	5.00	10/1/27	$1,162
				1,553
	Florida — 13.70%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,687
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,357
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,216
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,266
1,355	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,419
5,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/15	5,540
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,251
3,550	Florida State Board of Public Education, Series D, GO, Callable 6/1/21 @ 100.00	5.00	6/1/24	4,152
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,281
2,680	Florida State Turnpike Authority Revenue, Department of Transportation, Series A	5.00	7/1/14	2,928
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/14	2,728
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,563
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,424
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,622
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,112
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,440
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	1,894
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,722
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,932
2,400	Orlando Florida Utilities Commission Utility System Revenue, Series C	5.00	10/1/14	2,638
				64,172
	Georgia — 2.20%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,461
2,500	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series A	5.00	9/1/16	2,934
1,000	Municipal Electric Authority of Georgia Revenue, Series D, SUB, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,206
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,696
				10,297
	Hawaii — 1.50%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,867
180	Hawaii State Housing Finance & Development Corp. Single Family Mortgage Purchase Revenue, Series A, AMT (FNMA)	5.20	7/1/12	180
				7,047
	Idaho — 0.42%
1,640	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,692
290	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	291
				1,983
	Illinois — 4.00%
2,820	Chicago Illinois Increment Allocation Revenue (a)	7.46	2/15/26	2,822
2,500	Chicago Illinois, Series A, GO, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,740
2,230	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,279
50	Illinois State Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Pre-refunded	5.70	7/1/12	51
40	Illinois State Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Unrefunded	5.70	7/1/12	40
1,125	Illinois State Educational Facilities Authority Revenue (b)	5.55	7/1/14	986
380	Illinois State Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (c)	4.25	3/1/34	391
1,000	Illinois State Finance Authority Revenue, University of Chicago, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/28	1,172
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/1/20 @ 100.00	5.00	1/1/25	2,210
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	227

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Illinois (continued)
$1,000	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	$1,128
3,260	Railsplitter Tobacco Settlement Authority Illinois Revenue, Callable 6/1/21 @ 100.00	5.50	6/1/23	3,664
360	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	360
585	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	587
100	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (a)	5.90	2/1/14	100
				18,757
	Indiana — 1.34%
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,200
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,905
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,172
				6,277
	Louisiana — 0.57%
920	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	930
1,010	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,025
680	Louisiana Local Government Environmental Facilities Community Development Authority, Series A, Callable 12/1/12 @ 102.00 (AMBAC)	5.20	6/1/17	714
				2,669
	Maryland — 1.13%
2,500	Howard County Maryland, Series B, GO, Callable 8/15/21 @ 100.00	5.00	8/15/23	3,075
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,332
825	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	892
				5,299
	Massachusetts — 4.53%
4,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	5,147
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,629
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,449
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,239
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,524
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,360
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,888
				21,236
	Michigan — 4.18%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,767
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,575
1,045	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,061
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,356
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,994
880	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	909
120	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC) (a)	6.00	5/15/13	122
2,000	Michigan State, Series A, GO	5.00	11/1/19	2,373
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,730
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	2,682
				19,569
	Missouri — 1.55%
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,822
1,410	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	1,444
				7,266

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nebraska — 0.80%
$1,000	Nebraska Educational Finance Authority Revenue, Dana College, Series A, Callable 5/16/12 @ 101.00 (d)(e)	5.50	3/15/25	$140
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.45	3/15/30	67
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.55	3/15/35	107
3,050	Nebraska State Public Power District Revenue, Series A, Callable 1/1/22 @ 100.00	5.00	1/1/28	3,454
				3,768
	New Jersey — 1.90%
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	4,087
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	2,833
500	New Jersey Economic Development Authority Revenue, Series A, Prerefunded 5/15/14 @ 100.00	6.38	4/1/31	561
1,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, Callable 12/15/15 @ 100.00 (NATL-RE/FGIC)	5.25	12/15/18	1,419
				8,900
	New York — 5.85%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,668
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,347
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,842
5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	6,004
2,500	New York NY, Series F, GO, Callable 2/1/22 @ 100.00	5.00	8/1/28	2,861
205	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	212
1,040	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,074
2,400	New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A, Callable 3/15/21 @ 100.00	5.00	3/15/27	2,776
3,250	New York State, Series B, GO	5.00	8/1/17	3,850
3,020	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,560
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	213
				27,407
	Ohio — 3.76%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,340
155	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (RADIAN)	5.00	6/1/12	156
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,218
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,985
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (c)	4.95	7/1/37	272
1,500	Ohio State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, Callable 1/1/21 @ 100.00	5.00	1/1/25	1,679
2,205	Ohio State Water Development Authority Revenue, Fresh Water, Series B	5.00	6/1/16	2,570
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	806
600	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	579
				17,605
	Oklahoma — 0.05%
220	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A, Callable 5/16/12 @ 101.00 (GNMA)	6.70	9/1/32	227
	Pennsylvania — 6.37%
2,525	Allegheny County Pennsylvania Sanitary Authority Sewer Revenue, Callable 12/1/20 @ 100.00 (AGM)	5.00	6/1/24	2,818
70	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	70
2,825	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,166
85	McKeesport Pennsylvania Area School District, Series C, GO, ETM (AGM)	5.00	4/1/13	86
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,336
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,990
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	709
310	Pennsylvania State Higher Educational Facilities Authority Revenue, Allegheny Delaware Valley Obligation Group, Series A (NATL-RE)	5.88	11/15/16	310
1,000	Pennsylvania State Higher Educational Facilities Authority Revenue, St. Joseph's University (RADIAN)	5.25	12/15/18	1,026
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,980

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	$1,000
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,735
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,042
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,120
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,449
				29,837
	Puerto Rico — 3.18%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	5,336
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,744
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,831
				14,911
	South Carolina — 1.33%
1,930	Charleston South Carolina Waterworks & Sewer Revenue, Capital Improvement	5.13	1/1/15	2,169
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,064
				6,233
	South Dakota — 0.07%
280	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	314
	Tennessee — 0.78%
3,050	Memphis Tennessee Electric Systems Revenue, SUB	5.00	12/1/17	3,667
	Texas — 8.56%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,035
1,000	Austin Texas Electricity Utility System Revenue, Series A, Callable 11/15/20 @ 100.00	5.00	11/15/24	1,150
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	959
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,784
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,829
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,780
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,265
3,000	Houston Texas Utility System Revenue, First Lien, Series D	5.00	11/15/19	3,656
2,500	Houston Texas Utility System Revenue, First Lien, Series D, Callable 11/15/21 @ 100.00	5.00	11/15/29	2,843
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,830
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,402
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	3,002
1,000	San Antonio Texas Water Revenue, Series A, Callable 5/15/20 @ 100.00	5.00	5/15/29	1,146
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,418
				40,099
	Utah — 0.06%
300	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	300
	Virginia — 1.56%
1,000	Loudoun County Virginia, Series A, GO (State Aid Withholding)	5.00	7/1/14	1,101
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,425
2,500	Virginia State, Series A, GO	4.00	6/1/15	2,769
				7,295
	Washington — 5.21%
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,393
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,920
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,256
1,715	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,837
1,875	King County Washington Sewer Revenue, Series B	5.00	1/1/17	2,206
2,500	Port of Seattle Washington Revenue, Intermediate, Series A, Callable 8/1/22 @ 100.00	5.00	8/1/28	2,830
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,181
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,189
3,040	Washington State, Series C, GO, Callable 6/1/21 @ 100.00	5.00	6/1/24	3,599
				24,411

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin — 0.67%
$2,625	Wisconsin State, Series 1, GO	5.00	5/1/17	$3,115

	Total Municipal Bonds			462,015

	Corporate Bond — 0.0%
	Diversified Financial Services — 0.0%
3,939	ASC Equipment (d)(f)	5.13	3/1/08	—
	Total Corporate Bond			—
	Total Investments (cost $440,251) — 98.61%			462,015
	Other assets in excess of liabilities — 1.39%			6,489
	Net Assets — 100.00%			$468,504

Amounts designated as " - " are $0 or have been rounded to $0.
(a)	These securities have been deemed illiquid by the Specialist Manager and represent 1.27% of the Portfolio's net assets.
(b)	Zero Coupon Security. Effective rate shown is as of March 31, 2012.
(c)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2012. The maturity date represents actual maturity date.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.07% of the Portfolio.
(f)	Issuer has defaulted on the payment of principal and interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

ADFA/ADED – Arkansas Development Finance Authority / Arkansas Department of Economic Development
AGM – Assured Guaranty Municipal Corporation
AMBAC – American Municipal Bond Assurance Corporation
AMT – Alternative Minimum Tax
ETM – Escrowed to Maturity
FGIC – Financial Guaranty Insurance Company
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corp.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
GO – General Obligation
GTY – Guaranty
HUD – Housing and Urban Development
MBIA – Municipal Bond Insurance Association
MBIA-IBC – MBIA Insured Bond Certificate
NATL-RE – Reinsurance provided by National Reinsurance
PSF-GTD – Permanent School Fund Guaranteed
RADIAN – Radian Group, Inc.
SONYMA – State of New York Mortgage Agency
SUB – Subordinate Bond

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments - March 31, 2012 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.42%
	Alabama — 7.71%
$2,000	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$2,419
1,000	Alexander City, Series A, GO (Assured GTY)	5.00	5/1/18	1,153
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,047
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,121
				5,740
	Arizona — 0.22%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	161
	California — 3.87%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,191
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,692
				2,883
	Florida — 16.04%
1,100	Broward County Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	1,160
1,740	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/13	1,836
2,050	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	2,396
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	995
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	452
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	977
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,205
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,164
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,754
				11,939
	Hawaii — 2.40%
1,500	Honolulu City & County Hawaii, Series B, GO, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,786
	Illinois — 4.14%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,143
550	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	600
320	Northbrook Illinois, GO	3.00	12/1/15	343
				3,086
	Kentucky — 1.48%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,104
	Maine — 2.17%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,614
	Maryland — 3.01%
1,830	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	2,243
	Massachusetts — 3.36%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,504
	Michigan — 1.60%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,194
	Nevada — 2.74%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	941
1,000	Nevada State, Capital Improvement, Series A, GO, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,099
				2,040
	New York — 6.10%
2,745	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	3,361
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,180
				4,541
	Ohio — 3.19%
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,185
1,000	Ohio State, Series B, GO	5.00	9/15/17	1,190
				2,375
	Oklahoma — 3.73%
2,350	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	2,777

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) - March 31, 2012 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania — 2.90%
$1,750	Pennsylvania State, Series A, GO	5.00	5/1/20	$2,160
	South Carolina — 2.96%
1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,320
640	South Carolina State Public Service Authority Revenue, Series D, Callable 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	664
215	South Carolina State Public Service Authority Revenue, Series D, Prerefunded 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	223
				2,207
	Texas — 9.90%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,507
1,000	League City Texas, Waterworks & Sewer System, Series A, GO, Callable 2/15/22 @ 100.00Callable 2/15/22 @ 100.00	5.00	2/15/25	1,171
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,688
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,132
750	Webb County Texas, GO	4.50	2/15/19	870
				7,368
	Utah — 1.55%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,152
	Washington — 15.75%
2,000	King County Washington Sewer Revenue	5.00	1/1/20	2,430
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,666
1,000	King County Washington, GO	5.25	1/1/23	1,249
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,867
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,773
2,300	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,740
				11,725
	Wisconsin — 2.60%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,370
500	Wisconsin State, Series C, GO	5.00	5/1/15	565
				1,935
	Total Municipal Bonds			72,534
	Mutual Fund — 3.64%
2,706,223	SSgA Tax-Free Money Market Fund (a)	0.01		2,706
	Total Mutual Fund			2,706
	Total Investments (cost $72,091) — 101.06%			75,240
	Liabilities in excess of other assets — (1.06)%			(788)
	Net Assets — 100.00%			$74,452

(a)	The rate disclosed is the rate in effect on March 31, 2012.

AGM – Assured Guaranty Municipal Corporation
AMBAC – American Municipal Bond Assurance Corporation
FGIC – Financial Guaranty Insurance Company
GO – General Obligation
GTY – Guaranty
NATL-RE – Reinsurance provided by National Reinsurance
SCSDE – Insured by South Carolina School Discount Enhancement

See accompanying notes to portfolios of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments – March 31, 2012 (Unaudited)

1.     DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 31, 2012, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (formerly known as The Commodity Related Securities Portfolio) (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio ("Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

On July 29, 2011, The Commodity Related Securities Portfolio changed its name to The Commodity Returns Strategy Portfolio (“Commodity Portfolio”). As of September 25, 2011, the Commodity Portfolio is no longer required to invest at least 80% of its assets in a portfolio of commodity-related investments.

Each Portfolio is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of March 31, 2012, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co. LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Portfolio Valuation. The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2012 (Unaudited)

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for a security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on the exchange provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation, and are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales on such exchange, the security is valued at the mean of the last reported bid and asked price and is typically categorized as Level 2 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily NAV and are typically categorized as Level 1 in the fair value hierarchy.

Fixed-Income Securities (Corporate, Municipal, and Global Bonds and U.S. Government and Agency Securities): Fixed-income securities are valued using various inputs including benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2012 (Unaudited)

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for “Fixed-Income Securities,” asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 31, 2012 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$621,923	$-	$-	$621,923
Time Deposit	-	3,961	-	3,961
Mutual Fund	1,607	-	-	1,607
Total Investments	$623,530	$3,961	$-	$627,491

Institutional Value Portfolio
Common Stocks[1]	$979,000	$-	$-	$979,000
Time Deposit	-	18,288	-	18,288
Mutual Funds	3,327	-	-	3,327
Total Investments	$982,327	$18,288	$-	$1,000,615
Other Financial Instruments[2]
Currency Contracts	$-	$(110)	$-	$(110)

Growth Portfolio
Common Stocks[1]	$768,162	$-	$-	$768,162
Mutual Fund	477	-	-	477
Total Investments	$768,639	$-	$-	$768,639

Institutional Growth Portfolio
Common Stocks[1]	$1,003,506	$-	$-	$1,003,506
Corporate Bonds[1]	-	8,619	-	8,619
Asset Backed Securities	-	4,520	-	4,520
Collateralized Mortgage Obligations	-	32,329	-	32,329
Certificates of Deposit	-	4,323	-	4,323
Global Bonds[3]	-	4,600	-	4,600
Municipal Bonds[4]	-	1,968	-	1,968
U.S. Government Agency Mortgages	-	1,704	-	1,704
U.S. Treasury Obligations	-	117,667	-	117,667
Yankee Dollars[1]	-	7,939	-	7,939
Time Deposit	-	548	-	548
Mutual Funds	31,782	-	-	31,782
Put Options Purchased	272	-	-	272
Total Investments	$1,035,560	$184,217	$-	$1,219,777
TBA Sale Commitments	$-	$(723)	$-	$(723)
Other Financial Instruments[2]
Futures	$5,892	$-	$-	$5,892
Currency Contracts	-	(528)	-	(528)
Written Options	-	(408)	-	(408)
Swaps	-	1,668	-	1,668

Small Cap Portfolio
Common Stocks[1]	$130,760	$-	$-	$130,760
Preferred Stocks[1]	34	-	-	34
Contingent Rights[5]	-	-	-	-
Warrant[5]	-	-	-	-
U.S. Treasury Obligations	-	64	-	64
Time Deposit	-	13	-	13
Mutual Funds	925	-	-	925
Total Investments	$131,719	$77	$-	$131,796
Other Financial Instruments[2]
Futures	$16	$-	$-	$16

Institutional Small Cap Portfolio
Common Stocks[1]	$197,266	$-	$-	$197,266
Preferred Stock[1]	28	-	-	28
Contingent Rights[5]	-	-	-	-
Time Deposit	-	1,598	-	1,598
Mutual Funds	595	-	-	595
Total Investments	$197,889	$1,598	$-	$199,487

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2012 (Unaudited)

Real Estate Portfolio
Common Stocks[1]	$138,997	$-	$-	$138,997
Time Deposit	-	1,493	-	1,493
Total Investments	$138,997	$1,493	$-	$140,490

Commodity Portfolio
Common Stocks[1,5,6,7]	$306,864	$3,707	$127	$310,698
Preferred Stocks[1,5,6]	6,516	104	-	6,620
Corporate Bonds[1]	-	3,662	-	3,662
Asset Backed Securities	-	5,104	-	5,104
Collateralized Mortgage Obligations	-	5,064	-	5,064
Global Bonds[3]	-	4,510	-	4,510
U.S. Government Agency Securities	-	8,260	-	8,260
U.S. Treasury Obligations	-	24,430	-	24,430
Yankee Dollars[3]	-	7,569	-	7,569
Time Deposit	-	7,628	-	7,628
Mutual Fund	385	-	-	385
Call Options Purchased	132	-	-	132
Put Options Purchased	39	-	-	39
Repurchase Agreements	-	135,300	-	135,300
Total Investments	$313,936	$205,338	$127	$519,401
Other Financial Instruments[2]
Futures	$(650)	$-	$-	$(650)
Currency Contracts	-	(145)	-	(145)
Written Options	-	(361)	-	(361)
Swaps	-	(46)	-	(46)

International Portfolio
Common Stocks[1,5,6]	$1,170,102	$333	$-	$1,170,435
Preferred Stocks[1]	2,271	-	-	2,271
Mutual Fund	-	-	-	-
Time Deposit	-	25,061	-	25,061
Total Investments	$1,172,373	$25,394	$-	$1,197,767
Other Financial Instruments[2]
Currency Contracts	$-	$(234)	$-	$(234)

Institutional International Portfolio
Common Stocks[1,5,6]	$1,896,018	$1,303	$-	$1,897,321
Preferred Stocks[1]	3,341	-	-	3,341
Time Deposit	-	33,063	-	33,063
Mutual Funds	824	-	-	824
Total Investments	$1,900,183	$34,366	$-	$1,934,549
Other Financial Instruments[2]
Currency Contracts	$-	$(310)	$-	$(310)

Emerging Markets Portfolio
Common Stocks[1,5,6]	$564,659	$7,174	$-	$571,833
Preferred Stocks[1,5,6]	17,245	1,506	-	18,751
Rights[5,6]	247	8	-	255
Time Deposit	-	12,603	-	12,603
Mutual Funds	40,269	-	-	40,269
Total Investments	$622,420	$21,291	$-	$643,711
Other Financial Instruments[2]
Futures	$(263)	$-	$-	$(263)
Currency Contracts	-	(84)	-	(84)

Core Fixed Income Portfolio
Asset Backed Security	$-	$285	$-	$285
Collateralized Mortgage Obligations	-	2,403	-	2,403
U.S. Government Agency Mortgages	-	40,226	-	40,226
U.S. Government Agency Securities	-	3,685	-	3,685
Corporate Bonds[1]	-	26,919	-	26,919
U.S. Treasury Obligations	-	32,124	-	32,124
Yankee Dollars[1]	-	6,824	-	6,824
Preferred Stocks[1,5,6]	368	197	-	565
Time Deposit	-	255	-	255
Mutual Funds	2,130	-	-	2,130
Total Investments	$2,498	$112,918	$-	$115,416
TBA Sale Commitments	$-	$(2,695)	$-	$(2,695)

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2012 (Unaudited)

Fixed Opportunity Portfolio
Corporate Bonds[1]	$-	$488,107	$-	$488,107
Yankee Dollars[1]	-	68,031	-	68,031
Common/Preferred Stocks and Rights[1]	5,154	-	-	5,154
Time Deposit	-	41,946	-	41,946
Total Investments	$5,154	$598,084	$-	$603,238

U.S. Government Fixed Income Portfolio
U.S. Treasury Obligations	$-	$226,190	$-	$226,190
U.S. Government Agency Securities	-	34,044	-	34,044
Corporate Bond[1]	-	291	-	291
Time Deposit	-	1,721	-	1,721
Total Investments	$-	$262,246	$-	$262,246

U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$-	$165,376	$-	$165,376
Yankee Dollars[1]	-	42,708	-	42,708
Preferred Stocks[1,5,6]	2,184	1,214	-	3,398
Mutual Fund	3,917	-	-	3,917
Total Investments	$6,101	$209,298	$-	$215,399

U.S. Mortgage/Asset Backed Fixed Income Portfolio
U.S. Government Agency Mortgages	$-	$268,491	$-	$268,491
U.S. Treasury Obligations	-	36,098	-	36,098
Asset Backed Security	-	2,190	-	2,190
Collateralized Mortgage Obligations	-	15,329	-	15,329
Mutual Fund	1,166	-	-	1,166
Total Investments	$1,166	$322,108	$-	$323,274
TBA Sale Commitments	$-	$(31,900)	$-	$(31,900)

Short-Term Municipal Portfolio
Municipal Bonds[4]	$-	$29,637	$-	$29,637
Mutual Fund	18	-	-	18
Total Investments	$18	$29,637	$-	$29,655

Intermediate Municipal Portfolio
Municipal Bonds[4]	$-	$462,015	$-	$462,015
Corporate Bond[1]	-	-	-	$-
Total Investments	$-	$462,015	$-	$462,015

Intermediate Municipal II Portfolio
Municipal Bonds[4]	$-	$72,534	$-	$72,534
Mutual Fund	2,706	-	-	2,706
Total Investments	$2,706	$72,534	$-	$75,240

[1]	Please see the Portfolio of Investments for industry classification.
[2]	Other Financial Instruments are derivative instruments, including futures, currency contracts, written options and swap agreements.
Swap agreements are valued at the unrealized appreciation/(depreciation) on the instrument and written options are valued at fair value.
[3]	Please see the Portfolio of Investments for country classification.
[4]	Please see the Portfolio of Investments for state classification.
[5]	Please see the Portfolio of Investments for securities noted as Level 1.
[6]	Please see the Portfolio of Investments for securities noted as Level 2.

[7]	Please see the Portfolio of Investments for securities noted as Level 3.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2012 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (amounts in thousands):

Commodity Portfolio
Investments in Common Stocks (000’s)
Balance as of June 30, 2011	$-
Gross Purchases	-
Gross (Sales)	-
Net Realized Gain / (Loss)	-
Change in Unrealized Appreciation / (Depreciation)	-
Transfers Into / (Out of) Level 3*	127
Balance as of March 31, 2012	$127

_________________

* Sino-Forest Corp. was valued at its current market value and in accordance with the Trust’s pricing procedures during the period ended August 25, 2011 was classified in the fair value hierarchy within Level 1. On August 26, 2011 through March 31, 2012, trading in the security was halted on the Toronto Stock Exchange. During the trading halt, the security was valued at its fair value as determined in accordance with the Trust’s pricing procedures. Pursuant to the Valuation Procedures, fair value is the price that would reasonably be expected to be received for the position upon current sale. See Note 2. Factors considered in making this determination included significant unobservable inputs, including information obtained from the relevant Specialist Manager (including information received from market participants such as market makers, news reports and the issuer) and information supplied by pricing vendors. Accordingly, at March 31, 2012, the security was classified in the fair value hierarchy within Level 3.

The change in unrealized appreciation/(depreciation) from Level 3 investments held at March 31, 2012, is $1,711.

The Trust’s policy is to disclose significant transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1 and 2 as of March 31, 2012.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2012 (Unaudited)

In May 2011, the FASB issued Accounting Standards Update 2011-04 (“ASU 2011-04”) “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact to the Portfolios’ financial statements other than enhanced disclosures.

C. Securities Transactions. For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date.

D. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

E. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

F. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts, and swap agreements.

Forward Currency Contracts — Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward or market risk if the value of the currency changes unfavorably. Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolio’s currency contract table. Fluctuations in the value of forward contracts held at March 31, 2012 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2012 (Unaudited)

Financial Futures Contracts — Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts – Purchased Options Contracts – Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase call or put options. Option contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. Purchasing call or put options tends to increase or decrease, respectively, a Portfolio’s exposure to the underlying security.

Options Contracts – Written Options Contracts – Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may write (sell) call or put options. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying security of the written option.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Value Portfolio, Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the quarter ended March 31, 2012:

Institutional Value Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at December 31, 2011	(1,020)	$(60)
Options written	(980)	130
Options expired	-	-
Options closed	2,000	(70)
Options outstanding at March 31, 2012	-	$-

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2012 (Unaudited)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at December 31, 2011	(1,320)	$(78)
Options written	(2,306)	(354)
Options expired	-	-
Options closed	1,320	78
Options outstanding at March 31, 2012	(2,306)	$(354)

Commodity Portfolio	Number of Contracts	Premiums Received (000’s)
Options outstanding at December 31, 2011	(955)	$(211)
Options written	(996)	(82)
Options expired	23	17
Options closed	506	(72)
Options outstanding at March 31, 2012	(1,422)	$(348)

Swap Agreements — Certain of the Portfolios may enter into swap agreements (‘‘swap’’) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or ‘‘swapped’’ between the parties are calculated with respect to a ‘‘notional amount,’’ i.e., the return on or increase in value of a particular dollar amount invested in a ‘‘basket’’ of securities representing a particular index.

Interest Rate Swaps — Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement.

Total Return Swaps — Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In ‘‘long’’ total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) – March 31, 2012 (Unaudited)

A Portfolio may enter into total return swap agreements that provide the opposite return of its benchmark index or security (‘‘short’’ the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Variance Swap Agreements — Certain of the Portfolios may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a ‘‘fixed rate’’ or strike price payment for the ‘‘floating rate’’ or realized price variance on the underlying asset with respect to the notional amount. At inception the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of a swap are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty.

G. Basis for Consolidation for the Commodity Portfolio. The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) were incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio (the “Portfolio”) and act as investment vehicles for the Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of the Funds, shares issued by the Funds give the Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds, and rights to the assets of the Funds in the event that they are liquidated. As of March 31, 2012, the Portfolio’s aggregate investment in the Funds was $60,700,725, representing 11.47% of the Portfolio’s net assets.

The Portfolio’s investments have been consolidated and include the portfolio holdings of the Funds.

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) – March 31, 2012 (Unaudited)

3. FEDERAL INCOME TAXES. As of March 31, 2012, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	567,885	67,508	(7,902)	59,606
Institutional Value Portfolio	918,050	92,916	(10,351)	82,565
Growth Portfolio	562,632	208,464	(2,457)	206,007
Institutional Growth Portfolio	1,000,166	222,705	(3,094)	219,611
Small Cap Portfolio	110,474	27,173	(5,851)	21,322
Institutional Small Cap Portfolio	165,472	39,439	(5,424)	34,015
Real Estate Portfolio	105,903	34,631	(44)	34,587
Commodity Returns Strategy Portfolio	508,939	27,845	(17,383)	10,462
International Portfolio	1,032,499	197,170	(31,902)	165,268
Institutional International Portfolio	1,805,228	205,293	(75,972)	129,321
Emerging Markets	607,173	67,328	(30,790)	36,538
Core Fixed Income Portfolio	112,518	3,052	(154)	2,898
Fixed Opportunity Portfolio	585,595	25,953	(8,310)	17,643
U.S. Government Fixed Income Portfolio	254,323	8,327	(404)	7,923
U.S. Corporate Fixed Income Portfolio	207,144	8,871	(616)	8,255
U.S. Mortgage/Asset Backed Portfolio	317,248	6,259	(233)	6,026
Short-Term Municipal Portfolio	28,807	848	-	848
Intermediate Municipal Portfolio	440,177	28,423	(6,585)	21,838
Intermediate Municipal II Portfolio	72,091	3,161	(12)	3,149

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the difference between book and tax amortization methods for premium and market discount.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title) /s/ Robert J. Zion

   Robert J. Zion, Signing in capacity as Principal Executive Officer

Date                                  May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert J. Zion

   Robert J. Zion, Principal Financial Officer

Date                                  May 29, 2012

By (Signature and Title) /s/ Robert J. Zion

   Robert J. Zion, Signing in capacity as Principal Executive Officer

Date                                  May 29, 2012